UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21295

JPMorgan Trust I

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: June 30

Date of reporting period: September 30, 2013

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Trust I

Schedule of Portfolio Investments as of September 30, 2013

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2013.

JPMorgan Access Balanced Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 18.4%
Consumer Discretionary — 3.3%
	Auto Components — 0.1%
7,400	Aisin Seiki Co., Ltd., (Japan)	317,246
1,425	Autoliv, Inc., (Sweden)	124,791
3,800	BorgWarner, Inc.	385,282
2,300	Denso Corp., (Japan)	107,920
47,001	GKN plc, (United Kingdom)	260,034
3,000	Koito Manufacturing Co., Ltd., (Japan)	57,210

		1,252,483

	Automobiles — 0.3%
6,948	Bayerische Motoren Werke AG, (Germany)	747,216
1,513	Daimler AG, (Germany)	117,969
11,100	Honda Motor Co., Ltd., (Japan)	424,273
13,100	Nissan Motor Co., Ltd., (Japan)	132,215
21,900	Toyota Motor Corp., (Japan)	1,404,612

		2,826,285

	Distributors — 0.0% (g)
8,746	Pool Corp.	490,913

	Diversified Consumer Services — 0.1%
63,440	Anhanguera Educacional Participacoes S.A., (Brazil)	377,555
2,700	Benesse Holdings, Inc., (Japan)	98,204
4,808	Grand Canyon Education, Inc. (a)	193,666

		669,425

	Hotels, Restaurants & Leisure — 0.6%
31,260	Accor S.A., (France)	1,299,014
10,550	Apollo Global Management LLC, Class A	298,143
11,528	Arcos Dorados Holdings, Inc., (Argentina), Class A	136,607
5,933	BJ’s Restaurants, Inc. (a)	170,396
2,975	Carnival Corp.	97,104
25,745	Compass Group plc, (United Kingdom)	354,148
31,000	Genting Singapore plc, (Singapore)	35,542
23,228	Las Vegas Sands Corp.	1,542,804
14,730	McDonald’s Corp.	1,417,173
2,820	Red Robin Gourmet Burgers, Inc. (a)	200,502
3,800	Royal Caribbean Cruises Ltd.	145,464
3,300	Starbucks Corp.	254,001
6,686	Texas Roadhouse, Inc.	175,708
3,200	Whitbread plc, (United Kingdom)	153,499
5,700	Wyndham Worldwide Corp.	347,529
24,800	Wynn Macau Ltd., (China)	84,771

		6,712,405

	Household Durables — 0.2%
70,694	D.R. Horton, Inc.	1,373,584
2,708	Harman International Industries, Inc.	179,351
18,800	Newell Rubbermaid, Inc.	517,000
36,400	PDG Realty S.A. Empreendimentos e Participacoes, (Brazil) (a)	39,910
21,277	Persimmon plc, (United Kingdom) (a)	373,948
4,984	Tempur Sealy International, Inc. (a)	219,097

		2,702,890

	Internet & Catalog Retail — 0.0% (g)
54,550	Ocado Group plc, (United Kingdom) (a)	349,712

	Leisure Equipment & Products — 0.0% (g)
6,300	Nikon Corp., (Japan)	110,432

	Media — 0.7%
115,187	British Sky Broadcasting Group plc, (United Kingdom)	1,622,343
16,400	Comcast Corp., Class A	740,460
7,000	CyberAgent, Inc., (Japan)	193,874
6,000	Discovery Communications, Inc., Class C (a)	468,720
6,179	Eutelsat Communications S.A., (France)	195,293
9,230	Grupo Televisa S.A.B., (Mexico), ADR	257,978
20,543	Informa plc, (Switzerland)	174,583
2,643	Morningstar, Inc.	209,484
9,300	National CineMedia, Inc.	175,398
300	New York Times Co. (The), Class A (a)	3,771
6,030	ProSiebenSat.1 Media AG, (Germany)	256,151
4,200	Scripps Networks Interactive, Inc., Class A	328,062
10,740	SES S.A., (Luxembourg)	307,329
87,000	Sirius XM Radio, Inc.	336,690
45,250	Societe Television Francaise 1, (France)	787,550
27,195	Walt Disney Co. (The)	1,753,806
31,141	WPP plc, (United Kingdom)	639,949

		8,451,441

	Multiline Retail — 0.3%
2,900	Lojas Renner S.A., (Brazil)	83,639
119,307	Marks & Spencer Group plc, (United Kingdom)	958,651
1,900	Nordstrom, Inc.	106,780
121,000	Parkson Retail Group Ltd., (China)	50,878

JPMorgan Access Balanced Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Multiline Retail — Continued
26,425	Target Corp.	1,690,671

		2,890,619

	Specialty Retail — 0.6%
8,291	Bed Bath & Beyond, Inc. (a)	641,392
10,790	Chico’s FAS, Inc.	179,761
7,800	Foot Locker, Inc.	264,732
9,200	GNC Holdings, Inc., Class A	502,596
7,700	Home Depot, Inc. (The)	584,045
667	Inditex S.A., (Spain)	102,886
42,230	Kingfisher plc, (United Kingdom)	263,803
4,359	Monro Muffler Brake, Inc.	202,650
3,900	O’Reilly Automotive, Inc. (a)	497,601
6,600	Ross Stores, Inc.	480,480
11,000	Sally Beauty Holdings, Inc. (a)	287,760
3,875	Signet Jewelers Ltd., (Bermuda)	277,644
97,429	Staples, Inc.	1,427,335
7,900	Tiffany & Co.	605,298
4,000	Tractor Supply Co.	268,680
82,500	Zhongsheng Group Holdings Ltd., (China)	130,016
5,773	Zumiez, Inc. (a)	158,960

		6,875,639

	Textiles, Apparel & Luxury Goods — 0.4%
6,130	Adidas AG, (Germany)	664,931
14,100	Burberry Group plc, (United Kingdom)	373,103
743,000	China Hongxing Sports Ltd., (China) (a) (i)	68,108
10,487	Cie Financiere Richemont S.A., (Switzerland)	1,050,754
7,825	Coach, Inc.	426,697
5,400	Hanesbrands, Inc.	336,474
1,682	Kering, (France)	376,939
72,000	Li & Fung Ltd., (Hong Kong)	104,876
7,170	Lululemon Athletica, Inc., (Canada) (a)	524,055
1,200	NIKE, Inc., Class B	87,168
2,600	PVH Corp.	308,594

		4,321,699

	Total Consumer Discretionary	37,653,943

Consumer Staples — 1.9%
	Beverages — 0.5%
7,740	Anheuser-Busch InBev N.V., (Belgium)	767,790
5,500	Beam, Inc.	355,575
5,100	Carlsberg A/S, (Denmark), Class B	525,621
20,680	Cia de Bebidas das Americas (Preference Shares), (Brazil), ADR	793,078
9,813	Coca-Cola Amatil Ltd., (Australia)	112,380
35,891	Coca-Cola Co. (The)	1,359,551
10,682	Cott Corp., (Canada)	82,145
13,300	Diageo plc, (United Kingdom)	422,773
17,000	Kirin Holdings Co., Ltd., (Japan)	248,203
3,200	Monster Beverage Corp. (a)	167,200
7,520	Pernod Ricard S.A., (France)	933,802
7,180	SABMiller plc, (United Kingdom)	365,192

		6,133,310

	Food & Staples Retailing — 0.4%
33,810	Carrefour S.A., (France)	1,159,675
25,610	Distribuidora Internacional de Alimentacion S.A., (Spain)	222,030
6,200	FamilyMart Co., Ltd., (Japan)	268,544
37,060	Koninklijke Ahold N.V., (Netherlands)	642,072
372,664	Tesco plc, (United Kingdom)	2,166,491
4,015	United Natural Foods, Inc. (a)	269,888
1,271	Walgreen Co.	68,380

		4,797,080

	Food Products — 0.6%
13,000	Ajinomoto Co., Inc., (Japan)	171,043
16,617	Danone S.A., (France)	1,251,156
3,409	Diamond Foods, Inc. (a)	80,384
2,900	Hershey Co. (The)	268,250
38,293	Nestle S.A., (Switzerland)	2,670,328
3,124	Sanderson Farms, Inc.	203,810
5,283	Tootsie Roll Industries, Inc.	162,822
2,113	TreeHouse Foods, Inc. (a)	141,212
25,995	Unilever plc, (United Kingdom)	1,010,693
12,510	Unilever plc, (United Kingdom), ADR	482,636
12,200	WhiteWave Foods Co., Class A (a)	243,634

		6,685,968

	Household Products — 0.2%
4,800	Church & Dwight Co., Inc.	288,240
22,239	Procter & Gamble Co. (The)	1,681,046
1,400	Reckitt Benckiser Group plc, (United Kingdom)	102,361

		2,071,647

	Personal Products — 0.1%
3,880	Beiersdorf AG, (Germany)	344,495
3,026	L’Oreal S.A., (France)	519,405

		863,900

JPMorgan Access Balanced Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Tobacco — 0.1%
19,414	Imperial Tobacco Group plc, (United Kingdom)	717,688
3,500	Philip Morris International, Inc.	303,065
7,510	Swedish Match AB, (Sweden)	264,950

		1,285,703

	Total Consumer Staples	21,837,608

Energy — 2.0%
	Energy Equipment & Services — 0.8%
32,945	Cameron International Corp. (a)	1,922,999
30,938	CGG, (France) (a)	713,187
92,000	China Oilfield Services Ltd., (China), Class H	230,889
9,500	Ensco plc, (United Kingdom), Class A	510,625
13,925	Halliburton Co.	670,489
16,630	Petroleum Geo-Services ASA, (Norway)	205,566
12,089	Precision Drilling Corp., (Canada)	119,923
2,849	Saipem S.p.A., (Italy)	61,885
36,205	Schlumberger Ltd.	3,199,074
1,913	SEACOR Holdings, Inc.	173,012
5,777	Seadrill Ltd., (Bermuda)	259,463
32,590	Trican Well Service Ltd., (Canada)	443,266
3,344	Unit Corp. (a)	155,462
3,120	WorleyParsons Ltd., (Australia)	70,930

		8,736,770

	Oil, Gas & Consumable Fuels — 1.2%
111,293	Beach Energy Ltd., (Australia)	138,814
18,839	BG Group plc, (United Kingdom)	359,630
39,160	Cameco Corp., (Canada)	707,621
6,526	Carrizo Oil & Gas, Inc. (a)	243,485
9,600	Cenovus Energy, Inc., (Canada)	286,495
2,400	Chevron Corp.	291,600
3,200	Cobalt International Energy, Inc. (a)	79,552
21,423	ConocoPhillips	1,489,113
17,600	Denbury Resources, Inc. (a)	324,016
67,120	Encana Corp., (Canada)	1,163,190
14,846	Eni S.p.A., (Italy)	341,282
15,576	Hess Corp.	1,204,648
4,600	Kinder Morgan, Inc.	163,622
7,450	Noble Energy, Inc.	499,224
72,660	Petroleo Brasileiro S.A., (Brazil), ADR	1,215,602
21,334	Phillips 66	1,233,532
13,300	Royal Dutch Shell plc, (Netherlands), ADR	915,705
7,700	Southwestern Energy Co. (a)	280,126
18,862	Statoil ASA, (Norway)	428,417
107,800	Talisman Energy, Inc., (Canada)	1,237,023
112,890	Whitehaven Coal Ltd., (Australia) (a)	211,902
6,900	Whiting Petroleum Corp. (a)	412,965
30,288	Williams Cos., Inc. (The)	1,101,272

		14,328,836

	Total Energy	23,065,606

Financials — 2.6%
	Capital Markets — 0.4%
7,746	BlackRock, Inc.	2,096,223
8,500	Carlyle Group LP (The)	218,620
10,700	Charles Schwab Corp. (The)	226,198
4,262	Close Brothers Group plc, (United Kingdom)	80,637
10,551	Credit Suisse Group AG, (Switzerland) (a)	322,670
4,789	Deutsche Bank AG, (Germany)	219,821
14,948	GAM Holding AG, (Switzerland) (a)	270,293
3,975	Goldman Sachs Group, Inc. (The)	628,885
2,664	Greenhill & Co., Inc.	132,880
8,143	Macquarie Group Ltd., (Australia)	364,817
5,397	Stifel Financial Corp. (a)	222,464

		4,783,508

	Commercial Banks — 0.9%
19,705	Australia & New Zealand Banking Group Ltd., (Australia)	566,565
26,900	Banco Santander Brasil S.A., (Brazil), ADR	186,955
447,426	Bank of China Ltd., (China), Class H	204,460
5,446	Bank of the Ozarks, Inc.	261,354
23,000	Bank of Yokohama Ltd. (The), (Japan)	131,907
26,200	Barclays plc, (United Kingdom)	111,970
30,500	Barclays plc, (United Kingdom), ADR	519,720
11,080	BNP Paribas S.A., (France)	749,501
35,000	BOC Hong Kong Holdings Ltd., (Hong Kong)	112,455
68,772	DBS Group Holdings Ltd., (Singapore)	900,269
27,910	DNB ASA, (Norway)	423,837
1,787	Erste Group Bank AG, (Austria)	56,472
10,419	FirstMerit Corp.	226,197
10,607	Glacier Bancorp, Inc.	262,099
3,400	HDFC Bank Ltd., (India), ADR	104,652
126,972	HSBC Holdings plc, (United Kingdom)	1,374,263
114,014	Intesa Sanpaolo S.p.A., (Italy)	235,841

JPMorgan Access Balanced Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Commercial Banks — Continued
140,600	Lloyds Banking Group plc, (United Kingdom) (a)	167,406
64,400	Mitsubishi UFJ Financial Group, Inc., (Japan)	413,085
7,724	National Penn Bancshares, Inc.	77,626
16,353	Nordea Bank AB, (Sweden)	197,333
46,658	Standard Chartered plc, (United Kingdom)	1,117,819
5,200	Sumitomo Mitsui Financial Group, Inc., (Japan)	251,812
118,000	Sumitomo Mitsui Trust Holdings, Inc., (Japan)	586,468
8,481	Svenska Handelsbanken AB, (Sweden), Class A	362,856
14,534	Swedbank AB, (Sweden), Class A	338,539

		9,941,461

	Consumer Finance — 0.0% (g)
3,949	First Cash Financial Services, Inc. (a)	228,844
3,904	Portfolio Recovery Associates, Inc. (a)	234,006

		462,850

	Diversified Financial Services — 0.4%
139,341	Bank of America Corp.	1,922,906
24,800	BM&FBovespa S.A., (Brazil)	139,201
18,452	Challenger Ltd., (Australia)	94,765
7,275	CME Group, Inc.	537,477
2,150	Deutsche Boerse AG, (Germany)	161,806
17,368	ING Groep N.V., (Netherlands), CVA (a)	197,074
2,425	IntercontinentalExchange, Inc. (a)	439,944
5,448	London Stock Exchange Group plc, (United Kingdom)	135,526
4,500	McGraw Hill Financial, Inc.	295,155
20,400	Mitsubishi UFJ Lease & Finance Co., Ltd., (Japan)	108,449

		4,032,303

	Insurance — 0.7%
1,000	ACE Ltd., (Switzerland)	93,560
32,070	Admiral Group plc, (United Kingdom)	639,711
203,600	AIA Group Ltd., (Hong Kong)	958,054
1,855	Allianz SE, (Germany)	291,844
1,400	Aon plc, (United Kingdom)	104,216
14,600	Assured Guaranty Ltd., (Bermuda)	273,750
27,782	AXA S.A., (France)	644,788
2,350	Axis Capital Holdings Ltd., (Bermuda)	101,779
57,118	Direct Line Insurance Group plc, (United Kingdom)	197,143
2,680	Hanover Insurance Group, Inc. (The)	148,258
7,275	Marsh & McLennan Cos., Inc.	316,826
1,976	Muenchener Rueckversicherungs AG, (Germany)	386,272
22,000	Ping An Insurance Group Co. of China Ltd., (China), Class H	163,768
6,400	Progressive Corp. (The)	174,272
9,187	Prudential plc, (United Kingdom)	170,917
8,656	QBE Insurance Group Ltd., (Australia)	118,542
8,200	RenaissanceRe Holdings Ltd., (Bermuda)	742,346
12,902	Sampo, (Finland), Class A	554,998
15,300	Sony Financial Holdings, Inc., (Japan)	281,095
28,744	Storebrand ASA, (Norway) (a)	159,313
7,200	Sun Life Financial, Inc., (Canada)	229,969
1,226	Swiss Life Holding AG, (Switzerland) (a)	232,148
9,600	Tokio Marine Holdings, Inc., (Japan)	314,736
15,531	Travelers Cos., Inc. (The)	1,316,563

		8,614,868

	Real Estate Investment Trusts (REITs) — 0.1%
5,650	American Tower Corp.	418,835
10,916	Colony Financial, Inc.	218,102
8,606	LaSalle Hotel Properties	245,443
12,376	Redwood Trust, Inc.	243,683
801	Unibail-Rodamco SE, (France)	198,719
63,315	Westfield Retail Trust, (Australia)	175,514

		1,500,296

	Real Estate Management & Development — 0.1%
150,000	Agile Property Holdings Ltd., (China)	165,548
1,300	Goldcrest Co., Ltd., (Japan)	35,276
41,500	Kerry Properties Ltd., (Hong Kong)	177,261
7,000	Mitsui Fudosan Co., Ltd., (Japan)	236,386
3,200	Sun Hung Kai Properties Ltd., (Hong Kong)	43,555
43,400	Swire Properties Ltd., (Hong Kong)	121,863

		779,889

	Total Financials	30,115,175

Health Care — 2.4%
	Biotechnology — 0.4%
12,463	Celgene Corp. (a)	1,918,429
5,018	Cepheid, Inc. (a)	195,903
4,687	CSL Ltd., (Australia)	279,758
23,950	Gilead Sciences, Inc. (a)	1,505,018
9,700	Ironwood Pharmaceuticals, Inc. (a)	114,945
22,000	Seattle Genetics, Inc. (a)	964,260

		4,978,313

JPMorgan Access Balanced Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Health Care Equipment & Supplies — 0.6%
2,735	Analogic Corp.	226,021
21,580	Baxter International, Inc.	1,417,590
2,550	BioMerieux, (France)	247,003
26,400	Boston Scientific Corp. (a)	309,936
14,082	C.R. Bard, Inc.	1,622,247
9,157	DexCom, Inc. (a)	258,502
16,354	Elekta AB, (Sweden), Class B	263,687
2,498	Essilor International S.A., (France)	268,661
10,740	GN Store Nord A/S, (Denmark)	226,155
11,808	Mindray Medical International Ltd., (China), ADR	459,213
264,000	Shandong Weigao Group Medical Polymer Co. Ltd., (China), Class H	259,175
3,868	Sonova Holding AG, (Switzerland) (a)	481,349
2,200	Sysmex Corp., (Japan)	140,690

		6,180,229

	Health Care Providers & Services — 0.4%
6,800	Catamaran Corp. (a)	312,460
16,600	DaVita HealthCare Partners, Inc. (a)	944,540
8,600	Envision Healthcare Holdings, Inc. (a)	223,858
9,350	Express Scripts Holding Co. (a)	577,643
9,810	Fresenius Medical Care AG & Co. KGaA, (Germany)	637,797
4,241	Fresenius SE & Co. KGaA, (Germany)	526,812
8,890	Healthways, Inc. (a)	164,554
67,010	Life Healthcare Group Holdings Ltd., (South Africa)	238,521
4,200	Miraca Holdings, Inc., (Japan)	187,707
4,200	Premier, Inc., Class A (a)	133,140
28,260	Sonic Healthcare Ltd., (Australia)	426,855
2,675	UnitedHealth Group, Inc.	191,557

		4,565,444

	Health Care Technology — 0.1%
1,015	athenahealth, Inc. (a)	110,188
8,600	Cerner Corp. (a)	451,930
7,884	HMS Holdings Corp. (a)	169,585

		731,703

	Life Sciences Tools & Services — 0.1%
9,310	Bruker Corp. (a)	192,252
2,900	Illumina, Inc. (a)	234,407
4,870	Lonza Group AG, (Switzerland) (a)	398,860
32,700	QIAGEN N.V., (Netherlands) (a)	703,968

		1,529,487

	Pharmaceuticals — 0.8%
2,350	AbbVie, Inc.	105,115
1,875	Allergan, Inc.	169,594
6,200	Astellas Pharma, Inc., (Japan)	316,696
4,446	Auxilium Pharmaceuticals, Inc. (a)	81,051
13,079	Bayer AG, (Germany)	1,542,418
16,950	Bristol-Myers Squibb Co.	784,446
18,200	GlaxoSmithKline plc, (United Kingdom), ADR	913,094
19,890	Johnson & Johnson	1,724,264
15,166	Novartis AG, (Switzerland)	1,166,541
6,349	Novo Nordisk A/S, (Denmark), Class B	1,075,295
3,331	Roche Holding AG, (Switzerland)	898,948
4,800	Salix Pharmaceuticals Ltd. (a)	321,024
5,200	Takeda Pharmaceutical Co., Ltd., (Japan)	245,596

		9,344,082

	Total Health Care	27,329,258

Industrials — 2.5%
	Aerospace & Defense — 0.4%
3,200	B/E Aerospace, Inc. (a)	236,224
20,223	Boeing Co. (The)	2,376,203
23,750	CAE, Inc., (Canada)	260,085
3,100	L-3 Communications Holdings, Inc.	292,950
15,400	Meggitt plc, (United Kingdom)	136,779
3,700	Rockwell Collins, Inc.	251,082
19,482	Rolls-Royce Holdings plc, (United Kingdom) (a)	350,517
1,600	TransDigm Group, Inc.	221,920
4,900	United Technologies Corp.	528,318

		4,654,078

	Air Freight & Logistics — 0.0% (g)
450	FedEx Corp.	51,349
13,919	Toll Holdings Ltd., (Australia)	75,816

		127,165

	Airlines — 0.2%
29,050	Ryanair Holdings plc, (Ireland), ADR	1,444,947
12,656	U.S. Airways Group, Inc. (a)	239,958

		1,684,905

	Building Products — 0.2%
7,118	Assa Abloy AB, (Sweden), Class B	327,087
37,877	Fortune Brands Home & Security, Inc.	1,576,819

		1,903,906

	Commercial Services & Supplies — 0.1%
9,190	Aggreko plc, (United Kingdom)	238,481
6,600	Clean Harbors, Inc. (a)	387,156
9,800	Copart, Inc. (a)	311,542

JPMorgan Access Balanced Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Commercial Services & Supplies — Continued
7,322	Iron Mountain, Inc.	197,840
3,800	Republic Services, Inc.	126,768
2,200	Stericycle, Inc. (a)	253,880
3,050	Waste Connections, Inc.	138,501

		1,654,168

	Construction & Engineering — 0.0% (g)
5,310	Bouygues S.A., (France)	194,369
4,500	URS Corp.	241,875

		436,244

	Electrical Equipment — 0.3%
9,162	ABB Ltd., (Switzerland) (a)	216,400
5,400	AMETEK, Inc.	248,508
8,775	Eaton Corp. plc, (Ireland)	604,071
2,500	Emerson Electric Co.	161,750
5,010	Franklin Electric Co., Inc.	197,394
7,214	Legrand S.A., (France)	400,354
34,000	Mitsubishi Electric Corp., (Japan)	358,765
7,230	Nexans S.A., (France)	438,288
241	Osram Licht AG, (Germany) (a)	11,313
2,767	Polypore International, Inc. (a)	113,364
12,880	Prysmian S.p.A., (Italy)	315,820
1,500	Rockwell Automation, Inc.	160,410
8,360	Schneider Electric S.A., (France)	707,404

		3,933,841

	Industrial Conglomerates — 0.2%
500	3M Co.	59,705
5,250	Danaher Corp.	363,930
5,028	DCC plc, (Ireland)	205,873
42,000	Hutchison Whampoa Ltd., (Hong Kong)	503,728
7,428	Koninklijke Philips N.V., (Netherlands)	239,635
2,470	Raven Industries, Inc.	80,794
59,000	Sembcorp Industries Ltd., (Singapore)	249,111
4,924	Siemens AG, (Germany)	593,826

		2,296,602

	Machinery — 0.5%
3,050	Caterpillar, Inc.	254,279
1,649	Chart Industries, Inc. (a)	202,893
10,500	FANUC Corp., (Japan)	1,740,134
2,300	IDEX Corp.	150,075
900	Illinois Tool Works, Inc.	68,643
3,000	Nordson Corp.	220,890
2,900	Pall Corp.	223,416
2,100	SMC Corp., (Japan)	501,198
4,000	Toshiba Machine Co. Ltd., (Japan)	20,738
13,260	Vesuvius plc, (United Kingdom)	96,019
5,800	WABCO Holdings, Inc. (a)	488,708
13,244	Westport Innovations, Inc., (Canada) (a)	320,372
41,708	Xylem, Inc.	1,164,905

		5,452,270

	Marine — 0.1%
33	AP Moeller - Maersk A/S, (Denmark), Class B	302,715
1,990	D/S Norden A/S, (Denmark)	83,911
7,140	Diana Shipping, Inc., (Greece) (a)	86,180
28,400	Mitsui OSK Lines Ltd., (Japan) (a)	128,648
52,000	Nippon Yusen KK, (Japan)	164,905
120,000	Pacific Basin Shipping Ltd., (Hong Kong)	81,798

		848,157

	Professional Services — 0.2%
2,792	Advisory Board Co. (The) (a)	166,068
3,210	Corporate Executive Board Co. (The)	233,110
6,000	Equifax, Inc.	359,100
1,950	IHS, Inc., Class A (a)	222,651
30,800	Nielsen Holdings N.V.	1,122,660
900	Towers Watson & Co., Class A	96,264
3,200	Verisk Analytics, Inc., Class A (a)	207,872

		2,407,725

	Road & Rail — 0.2%
3,500	Central Japan Railway Co., (Japan)	449,242
20,100	Hertz Global Holdings, Inc. (a)	445,416
2,300	Kansas City Southern	251,528
2,941	Landstar System, Inc.	164,637
4,075	Norfolk Southern Corp.	315,201
700	Union Pacific Corp.	108,738

		1,734,762

	Trading Companies & Distributors — 0.1%
1,086	Applied Industrial Technologies, Inc.	55,929
4,500	Brenntag AG, (Germany)	749,140
18,300	Mitsubishi Corp., (Japan)	371,560
19,900	Mitsui & Co., Ltd., (Japan)	290,180
2,600	WESCO International, Inc. (a)	198,978

		1,665,787

	Transportation Infrastructure — 0.0% (g)
32,210	Groupe Eurotunnel S.A., (France)	293,530

	Total Industrials	29,093,140

JPMorgan Access Balanced Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
Information Technology — 2.0%
	Communications Equipment — 0.1%
42,608	Alcatel-Lucent, (France) (a)	151,695
7,094	Ixia (a)	111,163
3,895	NETGEAR, Inc. (a)	120,200
3,400	QUALCOMM, Inc.	229,024

		612,082

	Computers & Peripherals — 0.1%
950	Apple, Inc.	452,913
3,594	Gemalto N.V., (Netherlands)	385,785
16,400	Wacom Co. Ltd., (Japan)	157,759

		996,457

	Electronic Equipment, Instruments & Components — 0.2%
11,800	Hamamatsu Photonics KK, (Japan)	445,665
19,000	Hitachi Ltd., (Japan)	125,899
2,600	Hosiden Corp., (Japan)	14,067
12,675	Jabil Circuit, Inc.	274,794
1,980	Keyence Corp., (Japan)	753,377
1,700	Murata Manufacturing Co., Ltd., (Japan)	130,227
15,000	Nippon Electric Glass Co., Ltd., (Japan)	80,552
3,400	TE Connectivity Ltd., (Switzerland)	176,052
535	Tech Data Corp. (a)	26,702
5,800	Trimble Navigation Ltd. (a)	172,318

		2,199,653

	Internet Software & Services — 0.2%
1,800	Baidu, Inc., (China), ADR (a)	279,324
800	Google, Inc., Class A (a)	700,728
13,800	Kakaku.com, Inc., (Japan)	322,612
260	NAVER Corp., (South Korea)	134,680
14,100	Tencent Holdings Ltd., (China)	741,499
10,300	VeriSign, Inc. (a)	524,167

		2,703,010

	IT Services — 0.5%
1,250	Accenture plc, (Ireland), Class A	92,050
3,800	Alliance Data Systems Corp. (a)	803,586
50,840	Amdocs Ltd.	1,862,778
3,200	Automatic Data Processing, Inc.	231,616
2,500	FleetCor Technologies, Inc. (a)	275,400
6,000	Gartner, Inc. (a)	360,000
10,350	Genpact Ltd., (Bermuda) (a)	195,408
5,300	Global Payments, Inc.	270,724
6,400	Jack Henry & Associates, Inc.	330,304
8,800	NeuStar, Inc., Class A (a)	435,424
4,500	Teradata Corp. (a)	249,480
12,800	Vantiv, Inc., Class A (a)	357,632
1,300	Visa, Inc., Class A	248,430
9,560	Wirecard AG, (Germany)	326,979

		6,039,811

	Office Electronics — 0.0% (g)
6,600	Canon, Inc., (Japan)	211,328

	Semiconductors & Semiconductor Equipment — 0.7%
4,950	Altera Corp.	183,942
9,117	ASML Holding N.V., (Netherlands)	900,505
214,932	Atmel Corp. (a)	1,599,094
6,900	Avago Technologies Ltd., (Singapore)	297,528
4,497	Cavium, Inc. (a)	185,276
2,207	Cypress Semiconductor Corp. (a)	20,613
3,800	KLA-Tencor Corp.	231,230
6,900	Maxim Integrated Products, Inc.	205,620
45,706	NXP Semiconductor N.V., (Netherlands) (a)	1,700,720
8,446	OmniVision Technologies, Inc. (a)	129,308
1,903	Power Integrations, Inc.	103,048
310	Samsung Electronics Co., Ltd., (South Korea)	394,318
711	Samsung Electronics Co., Ltd., (South Korea), GDR	289,968
94,000	Taiwan Semiconductor Manufacturing Co., Ltd., (Taiwan)	320,083
9,200	Texas Instruments, Inc.	370,484
18,800	Tokyo Electron Ltd., (Japan)	1,011,427

		7,943,164

	Software — 0.2%
3,000	Check Point Software Technologies Ltd., (Israel) (a)	169,680
4,900	Citrix Systems, Inc. (a)	345,989
2,650	CommVault Systems, Inc. (a)	232,749
6,800	Informatica Corp. (a)	264,996
7,000	Microsoft Corp.	233,170
200	Nintendo Co., Ltd., (Japan)	22,653
8,600	Oracle Corp.	285,262
1,781	SAP AG, (Germany)	131,714
5,600	SolarWinds, Inc. (a)	196,336
4,800	Solera Holdings, Inc.	253,776
8,200	Trend Micro, Inc., (Japan)	306,422
1,255	Tyler Technologies, Inc. (a)	109,775

		2,552,522

	Total Information Technology	23,258,027

JPMorgan Access Balanced Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
Materials — 0.9%
	Chemicals — 0.5%
2,508	Air Liquide S.A., (France)	349,459
2,225	Air Products & Chemicals, Inc.	237,118
1,700	Airgas, Inc.	180,285
21,379	Alent plc, (United Kingdom)	122,742
43,000	Asahi Kasei Corp., (Japan)	324,758
4,032	BASF SE, (Germany)	386,670
2,500	Dow Chemical Co. (The)	96,000
5,300	Ecolab, Inc.	523,428
5,625	Johnson Matthey plc, (United Kingdom)	255,605
1,720	Koninklijke DSM N.V., (Netherlands)	129,751
4,850	LSB Industries, Inc. (a)	162,621
4,300	Monsanto Co.	448,791
7,725	Mosaic Co. (The)	332,329
2,926	Syngenta AG, (Switzerland)	1,195,877
13,000	Tosoh Corp., (Japan)	53,776
12,632	Umicore S.A., (Belgium)	613,396
1,039	Wacker Chemie AG, (Germany)	102,579

		5,515,185

	Construction Materials — 0.2%
58,080	CRH plc, (Ireland)	1,394,970
9,410	Holcim Ltd., (Switzerland) (a)	701,588

		2,096,558

	Metals & Mining — 0.2%
4,400	Agnico Eagle Mines Ltd., (Canada)	116,530
4,100	Allegheny Technologies, Inc.	125,132
393,150	Alumina Ltd., (Australia) (a)	375,691
8,247	Antofagasta plc, (United Kingdom)	109,223
15,999	BHP Billiton Ltd., (Australia)	532,330
7,286	BHP Billiton plc, (United Kingdom)	214,327
8,446	First Quantum Minerals Ltd., (Canada)	157,268
25,000	Kobe Steel Ltd., (Japan) (a)	46,601
133,050	Norsk Hydro ASA, (Norway)	551,829
1,800	Nucor Corp.	88,236
3,700	Reliance Steel & Aluminum Co.	271,099
5,094	Rio Tinto Ltd., (Australia)	294,860
800	Rio Tinto plc, (United Kingdom)	39,051
20,363	SSAB AB, (Sweden), Class A	132,886

		3,055,063

	Total Materials	10,666,806

Telecommunication Services — 0.6%
	Diversified Telecommunication Services — 0.3%
110,000	Hutchison Telecommunications Hong Kong Holdings Ltd., (Hong Kong)	47,661
7,100	Nippon Telegraph & Telephone Corp., (Japan)	369,560
81,000	Singapore Telecommunications, Ltd., (Singapore)	242,245
19,853	Telefonica S.A., (Spain)	308,637
21,990	Telenor ASA, (Norway)	502,547
35,275	Telstra Corp., Ltd., (Australia)	163,683
34,570	Vivendi S.A., (France)	795,222
9,778	Ziggo N.V., (Netherlands)	396,227

		2,825,782

	Wireless Telecommunication Services — 0.3%
26,240	America Movil S.A.B. de C.V., (Mexico), Series L, ADR	519,815
12,600	SBA Communications Corp., Class A (a)	1,013,796
15,600	Softbank Corp., (Japan)	1,083,381
27,200	Vodafone Group plc, (United Kingdom), ADR	956,896

		3,573,888

	Total Telecommunication Services	6,399,670

Utilities — 0.2%
	Electric Utilities — 0.1%
20,320	SSE plc, (United Kingdom)	484,622

	Gas Utilities — 0.0% (g)
4,399	Northwest Natural Gas Co.	184,670

	Multi-Utilities — 0.1%
20,021	E.ON SE, (Germany)	356,281
10,167	GDF Suez, (France)	254,844
53,896	National Grid plc, (United Kingdom)	636,652

		1,247,777

	Total Utilities	1,917,069

	Total Common Stocks (Cost $179,043,894)	211,336,302

Exchange Traded Funds — 9.9%
	International Equity — 5.0%
540,100	iShares MSCI Emerging Markets ETF	22,019,877
663,700	iShares MSCI Japan ETF	7,904,667
502,400	Vanguard FTSE Europe ETF	27,385,824

	Total International Equity	57,310,368

	U.S. Equity — 4.9%
617,037	Barclays Bank plc, iPath, Linked to the performance of Dow Jones-UBS Commodity Index Total Return, due 06/12/36	22,990,799
191,000	iShares Core S&P Mid Cap ETF	23,710,740
58,500	SPDR S&P 500 ETF Trust	9,833,850

	Total U.S. Equity	56,535,389

	Total Exchange Traded Funds (Cost $84,703,333)	113,845,757

JPMorgan Access Balanced Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Investment Companies — 72.5%
	Alternative Assets — 6.6%
5,810,634	Eaton Vance Global Macro Absolute Return Fund, Class I	54,736,174
2,009,699	PIMCO CommoditiesPLUS Strategy Fund, Institutional Class Shares	21,584,164

	Total Alternative Assets	76,320,338

	Fixed Income — 29.5%
9,013,343	JPMorgan Core Bond Fund, Class R6 Shares (b)	105,005,450
12,061,410	JPMorgan Core Plus Bond Fund, Class R6 Shares (b)	99,386,022
7,967,892	JPMorgan High Yield Fund, Class R6 Shares (b)	64,221,207
5,982,594	JPMorgan Strategic Income Opportunities Fund, Class R5 Shares (b)	70,893,734

	Total Fixed Income	339,506,413

	International Equity — 14.9%
1,402,362	JPMorgan Emerging Markets Equity Fund, Institutional Class Shares (b)	31,735,462
2,880,253	JPMorgan Global Research Enhanced Index Fund, Select Class Shares (a) (b)	48,071,424
2,241,124	JPMorgan International Value Fund, Class R6 Shares (b)	33,146,229
1,109,232	JPMorgan Intrepid European Fund, Institutional Class Shares (b)	26,610,486
1,284,254	Matthews Pacific Tiger Fund	31,566,959

	Total International Equity	171,130,560

	Money Market — 10.5%
121,257,143	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (b) (l)	121,257,143

	U.S. Equity — 11.0%
1,463,555	JPMorgan Large Cap Growth Fund, Class R6 Shares (b)	42,545,539
1,583,772	JPMorgan U.S. Large Cap Core Plus Fund, Class R5 Shares (b)	43,268,642
1,589,399	JPMorgan Value Advantage Fund, Institutional Class Shares (b)	40,736,292

	Total U.S. Equity	126,550,473

	Total Investment Companies (Cost $822,712,677)	834,764,927

Preferred Stocks — 0.0% (g)
Consumer Discretionary — 0.0% (g)
	Automobiles — 0.0% (g)
2,452	Volkswagen AG (Preference Shares), (Germany)	578,135

Telecommunication Services — 0.0% (g)
	Diversified Telecommunication Services — 0.0% (g)
355,141	Telecom Italia S.p.A., (Italy)	236,018

	Total Preferred Stocks (Cost $804,808)	814,153

NUMBER OF RIGHTS
Rights — 0.0% (g)
Financials — 0.0% (g)
	Commercial Banks — 0.0% (g)
2,339	Barclays plc, (United Kingdom), expiring 10/01/13 (a)	10,993
6,550	Barclays plc, (United Kingdom), expiring 10/02/13 (a)	8,563

	Total Rights (Cost —)	19,556

	Total Investments — 100.8% (Cost $1,087,264,712)	1,160,780,695
	Liabilities in Excess of Other Assets — (0.8)%	(10,798,311)

	NET ASSETS — 100.0%	$1,149,982,384

Percentages indicated are based on net assets.

PORTFOLIO COMPOSITION BY COUNTRY*
United States	90.2%
United Kingdom	1.8
Japan	1.4
France	1.1
Others (each less than 1.0%)	5.5

*	Percentages indicated are based on total investments as of September 30, 2013.

JPMorgan Access Balanced Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
CVA	—	Dutch Certification
ETF	—	Exchange Traded Fund
GDR	—	Global Depositary Receipt
MSCI	—	Morgan Stanley Capital International
SPDR	—	Standard & Poor’s Depositary Receipts

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.1%.
(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	—	The rate shown is the current yield as of September 30, 2013.

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments is approximately $ 92,184,963 and 7.9% respectively.

As of September 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$85,047,231
Aggregate gross unrealized depreciation	(11,531,248)

Net unrealized appreciation/depreciation	$73,515,983

Federal income tax cost of investments	$1,087,264,712

JPMorgan Access Balanced Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Consumer Discretionary	$25,794,926	$11,790,909	$68,108	$37,653,943
Consumer Staples	6,950,916	14,886,692	—	21,837,608
Energy	20,043,641	3,021,965	—	23,065,606
Financials	13,786,151	16,329,024	—	30,115,175
Health Care	17,570,581	9,758,677	—	27,329,258
Industrials	18,267,169	10,825,971	—	29,093,140
Information Technology	16,076,581	7,181,446	—	23,258,027
Materials	2,738,837	7,927,969	—	10,666,806
Telecommunication Services	2,490,507	3,909,163	—	6,399,670
Utilities	184,670	1,732,399	—	1,917,069

Total Common Stocks	123,903,979	87,364,215	68,108	211,336,302

Preferred Stocks
Consumer Discretionary	—	578,135	—	578,135
Telecommunication Services	—	236,018	—	236,018

Total Preferred Stocks	—	814,153	—	814,153

Exchange Traded Funds	113,845,757	—	—	113,845,757
Investment Companies	834,764,927	—	—	834,764,927
Rights
Financials	19,556	—	—	19,556

Total Investments in Securities	$1,072,534,219	$88,178,368	$68,108	$1,160,780,695

There were no transfers between any levels during the period ended September 30, 2013.

JPMorgan Access Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 25.6%
	Consumer Discretionary — 4.5%
	Auto Components — 0.2%
8,400	Aisin Seiki Co., Ltd., (Japan)	360,117
1,614	Autoliv, Inc., (Sweden)	141,342
4,100	BorgWarner, Inc.	415,699
2,500	Denso Corp., (Japan)	117,304
53,233	GKN plc, (United Kingdom)	294,513
3,000	Koito Manufacturing Co., Ltd., (Japan)	57,210

		1,386,185

	Automobiles — 0.3%
7,959	Bayerische Motoren Werke AG, (Germany)	855,944
1,714	Daimler AG, (Germany)	133,641
12,500	Honda Motor Co., Ltd., (Japan)	477,785
14,800	Nissan Motor Co., Ltd., (Japan)	149,372
25,200	Toyota Motor Corp., (Japan)	1,616,266

		3,233,008

	Distributors — 0.1%
9,647	Pool Corp.	541,486

	Diversified Consumer Services — 0.1%
69,590	Anhanguera Educacional Participacoes S.A., (Brazil)	414,155
3,000	Benesse Holdings, Inc., (Japan)	109,116
5,558	Grand Canyon Education, Inc. (a)	223,876

		747,147

	Hotels, Restaurants & Leisure — 0.8%
34,650	Accor S.A., (France)	1,439,886
11,350	Apollo Global Management LLC, Class A	320,751
13,327	Arcos Dorados Holdings, Inc., (Argentina), Class A	157,925
6,859	BJ’s Restaurants, Inc. (a)	196,990
3,425	Carnival Corp.	111,792
29,159	Compass Group plc, (United Kingdom)	401,111
81,000	Genting Singapore plc, (Singapore)	92,867
27,593	Las Vegas Sands Corp.	1,832,727
17,680	McDonald’s Corp.	1,700,993
3,261	Red Robin Gourmet Burgers, Inc. (a)	231,857
4,300	Royal Caribbean Cruises Ltd.	164,604
3,900	Starbucks Corp.	300,183
7,730	Texas Roadhouse, Inc.	203,144
3,800	Whitbread plc, (United Kingdom)	182,281
6,100	Wyndham Worldwide Corp.	371,917
27,600	Wynn Macau Ltd., (China)	94,342

		7,803,370

	Household Durables — 0.3%
84,111	D.R. Horton, Inc.	1,634,277
3,131	Harman International Industries, Inc.	207,366
21,500	Newell Rubbermaid, Inc.	591,250
41,300	PDG Realty S.A. Empreendimentos e Participacoes, (Brazil) (a)	45,282
24,098	Persimmon plc, (United Kingdom) (a)	423,528
5,762	Tempur Sealy International, Inc. (a)	253,298

		3,155,001

	Internet & Catalog Retail — 0.0% (g)
61,820	Ocado Group plc, (United Kingdom) (a)	396,318

	Leisure Equipment & Products — 0.0% (g)
7,100	Nikon Corp., (Japan)	124,455

	Media — 1.0%
126,500	British Sky Broadcasting Group plc, (United Kingdom)	1,781,680
13,900	Comcast Corp., Class A	627,585
8,000	CyberAgent, Inc., (Japan)	221,571
6,400	Discovery Communications, Inc., Class C (a)	499,968
6,998	Eutelsat Communications S.A., (France)	221,178
10,460	Grupo Televisa S.A.B., (Mexico), ADR	292,357
23,267	Informa plc, (Switzerland)	197,732
3,045	Morningstar, Inc.	241,347
10,000	National CineMedia, Inc.	188,600
200	New York Times Co. (The), Class A (a)	2,514
6,580	ProSiebenSat.1 Media AG, (Germany)	279,515
4,800	Scripps Networks Interactive, Inc., Class A	374,928
12,878	SES S.A., (Luxembourg)	368,509
99,200	Sirius XM Radio, Inc.	383,904
44,750	Societe Television Francaise 1, (France)	778,848
31,068	Walt Disney Co. (The)	2,003,575
35,270	WPP plc, (United Kingdom)	724,800

		9,188,611

	Multiline Retail — 0.4%
3,300	Lojas Renner S.A., (Brazil)	95,175
133,015	Marks & Spencer Group plc, (United Kingdom)	1,068,797
1,450	Nordstrom, Inc.	81,490
137,000	Parkson Retail Group Ltd., (China)	57,606
31,300	Target Corp.	2,002,574

		3,305,642

	Specialty Retail — 0.8%
9,777	Bed Bath & Beyond, Inc. (a)	756,349
12,474	Chico’s FAS, Inc.	207,817

JPMorgan Access Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Specialty Retail — Continued
8,400	Foot Locker, Inc.	285,096
9,900	GNC Holdings, Inc., Class A	540,837
6,100	Home Depot, Inc. (The)	462,685
769	Inditex S.A., (Spain)	118,620
47,833	Kingfisher plc, (United Kingdom)	298,804
5,039	Monro Muffler Brake, Inc.	234,263
4,200	O’Reilly Automotive, Inc. (a)	535,878
7,000	Ross Stores, Inc.	509,600
11,700	Sally Beauty Holdings, Inc. (a)	306,072
4,200	Signet Jewelers Ltd., (Bermuda)	300,930
115,925	Staples, Inc.	1,698,301
8,800	Tiffany & Co.	674,256
4,200	Tractor Supply Co.	282,114
93,500	Zhongsheng Group Holdings Ltd., (China)	147,352
6,675	Zumiez, Inc. (a)	183,796

		7,542,770

	Textiles, Apparel & Luxury Goods — 0.5%
6,800	Adidas AG, (Germany)	737,608
15,620	Burberry Group plc, (United Kingdom)	413,324
755,000	China Hongxing Sports Ltd., (China) (a) (i)	69,208
11,011	Cie Financiere Richemont S.A., (Switzerland)	1,103,256
9,175	Coach, Inc.	500,313
5,800	Hanesbrands, Inc.	361,398
1,905	Kering, (France)	426,913
82,000	Li & Fung Ltd., (Hong Kong)	119,442
8,120	Lululemon Athletica, Inc., (Canada) (a)	593,491
4,200	NIKE, Inc., Class B	305,088
2,800	PVH Corp.	332,332

		4,962,373

	Total Consumer Discretionary	42,386,366

	Consumer Staples — 2.7%
	Beverages — 0.8%
9,200	Anheuser-Busch InBev N.V., (Belgium)	912,619
6,700	Beam, Inc.	433,155
5,700	Carlsberg A/S, (Denmark), Class B	587,458
22,540	Cia de Bebidas das Americas (Preference Shares), (Brazil), ADR	864,409
15,041	Coca-Cola Amatil Ltd., (Australia)	172,252
42,991	Coca-Cola Co. (The)	1,628,499
12,349	Cott Corp., (Canada)	94,964
15,100	Diageo plc, (United Kingdom)	479,990
19,000	Kirin Holdings Co., Ltd., (Japan)	277,403
3,500	Monster Beverage Corp. (a)	182,875
8,135	Pernod Ricard S.A., (France)	1,010,170
8,390	SABMiller plc, (United Kingdom)	426,736

		7,070,530

	Food & Staples Retailing — 0.6%
35,040	Carrefour S.A., (France)	1,201,864
17,430	Distribuidora Internacional de Alimentacion S.A., (Spain)	151,112
7,000	FamilyMart Co., Ltd., (Japan)	303,195
41,280	Koninklijke Ahold N.V., (Netherlands)	715,184
432,376	Tesco plc, (United Kingdom)	2,513,628
4,642	United Natural Foods, Inc. (a)	312,035
1,579	Walgreen Co.	84,950

		5,281,968

	Food Products — 0.8%
15,000	Ajinomoto Co., Inc., (Japan)	197,358
19,106	Danone S.A., (France)	1,438,562
3,941	Diamond Foods, Inc. (a)	92,929
3,100	Hershey Co. (The)	286,750
43,202	Nestle S.A., (Switzerland)	3,012,653
3,612	Sanderson Farms, Inc.	235,647
6,109	Tootsie Roll Industries, Inc.	188,279
2,443	TreeHouse Foods, Inc. (a)	163,266
30,048	Unilever plc, (United Kingdom)	1,168,274
13,870	Unilever plc, (United Kingdom), ADR	535,105
13,100	WhiteWave Foods Co., Class A (a)	261,607

		7,580,430

	Household Products — 0.3%
5,100	Church & Dwight Co., Inc.	306,255
26,551	Procter & Gamble Co. (The)	2,006,990
1,500	Reckitt Benckiser Group plc, (United Kingdom)	109,673

		2,422,918

	Personal Products — 0.1%
4,510	Beiersdorf AG, (Germany)	400,431
3,428	L’Oreal S.A., (France)	588,408

		988,839

	Tobacco — 0.1%
22,764	Imperial Tobacco Group plc, (United Kingdom)	841,529
2,700	Philip Morris International, Inc.	233,793
8,190	Swedish Match AB, (Sweden)	288,941

		1,364,263

	Total Consumer Staples	24,708,948

JPMorgan Access Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Energy — 2.9%
	Energy Equipment & Services — 1.1%
38,573	Cameron International Corp. (a)	2,251,506
36,358	CGG, (France) (a)	838,129
106,000	China Oilfield Services Ltd., (China), Class H	266,024
10,600	Ensco plc, (United Kingdom), Class A	569,750
15,825	Halliburton Co.	761,974
20,650	Petroleum Geo-Services ASA, (Norway)	255,258
13,976	Precision Drilling Corp., (Canada)	138,642
3,227	Saipem S.p.A., (Italy)	70,096
40,645	Schlumberger Ltd.	3,591,392
2,211	SEACOR Holdings, Inc.	199,963
6,898	Seadrill Ltd., (Bermuda)	309,811
24,340	Trican Well Service Ltd., (Canada)	331,055
3,874	Unit Corp. (a)	180,102
3,534	WorleyParsons Ltd., (Australia)	80,342

		9,844,044

	Oil, Gas & Consumable Fuels — 1.8%
126,049	Beach Energy Ltd., (Australia)	157,219
21,312	BG Group plc, (United Kingdom)	406,839
50,080	Cameco Corp., (Canada)	904,946
7,545	Carrizo Oil & Gas, Inc. (a)	281,504
11,100	Cenovus Energy, Inc., (Canada)	331,260
2,700	Chevron Corp.	328,050
4,850	Cobalt International Energy, Inc. (a)	120,571
25,447	ConocoPhillips	1,768,821
18,900	Denbury Resources, Inc. (a)	347,949
80,140	Encana Corp., (Canada)	1,388,826
16,814	Eni S.p.A., (Italy)	386,523
18,600	Hess Corp.	1,438,524
7,200	Kinder Morgan, Inc.	256,104
8,550	Noble Energy, Inc.	572,936
81,050	Petroleo Brasileiro S.A., (Brazil), ADR	1,355,966
25,379	Phillips 66	1,467,414
15,000	Royal Dutch Shell plc, (Netherlands), ADR	1,032,750
8,300	Southwestern Energy Co. (a)	301,954
21,362	Statoil ASA, (Norway)	485,200
137,000	Talisman Energy, Inc., (Canada)	1,572,098
161,090	Whitehaven Coal Ltd., (Australia) (a)	302,377
7,400	Whiting Petroleum Corp. (a)	442,890
36,178	Williams Cos., Inc. (The)	1,315,432

		16,966,153

	Total Energy	26,810,197

	Financials — 3.6%
	Capital Markets — 0.6%
9,046	BlackRock, Inc.	2,448,029
9,200	Carlyle Group LP (The)	236,624
8,300	Charles Schwab Corp. (The)	175,462
4,827	Close Brothers Group plc, (United Kingdom)	91,327
11,950	Credit Suisse Group AG, (Switzerland) (a)	365,454
5,424	Deutsche Bank AG, (Germany)	248,968
16,929	GAM Holding AG, (Switzerland) (a)	306,114
4,635	Goldman Sachs Group, Inc. (The)	733,303
3,079	Greenhill & Co., Inc.	153,581
9,222	Macquarie Group Ltd., (Australia)	413,157
6,239	Stifel Financial Corp. (a)	257,172

		5,429,191

	Commercial Banks — 1.2%
22,317	Australia & New Zealand Banking Group Ltd., (Australia)	641,666
30,400	Banco Santander Brasil S.A., (Brazil), ADR	211,280
468,416	Bank of China Ltd., (China), Class H	214,051
6,295	Bank of the Ozarks, Inc.	302,097
26,000	Bank of Yokohama Ltd. (The), (Japan)	149,113
33,000	Barclays plc, (United Kingdom)	141,031
34,500	Barclays plc, (United Kingdom), ADR	587,880
12,552	BNP Paribas S.A., (France)	849,073
27,000	BOC Hong Kong Holdings Ltd., (Hong Kong)	86,751
73,372	DBS Group Holdings Ltd., (Singapore)	960,486
31,610	DNB ASA, (Norway)	480,024
2,024	Erste Group Bank AG, (Austria)	63,962
12,045	FirstMerit Corp.	261,497
12,263	Glacier Bancorp, Inc.	303,019
3,800	HDFC Bank Ltd., (India), ADR	116,964
142,213	HSBC Holdings plc, (United Kingdom)	1,539,222
129,131	Intesa Sanpaolo S.p.A., (Italy)	267,111
159,400	Lloyds Banking Group plc, (United Kingdom) (a)	189,790
73,000	Mitsubishi UFJ Financial Group, Inc., (Japan)	468,248
8,929	National Penn Bancshares, Inc.	89,736
18,522	Nordea Bank AB, (Sweden)	223,507
52,663	Standard Chartered plc, (United Kingdom)	1,261,685
5,800	Sumitomo Mitsui Financial Group, Inc., (Japan)	280,868
134,000	Sumitomo Mitsui Trust Holdings, Inc., (Japan)	665,989

JPMorgan Access Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Commercial Banks — Continued
9,606	Svenska Handelsbanken AB, (Sweden), Class A	410,989
16,461	Swedbank AB, (Sweden), Class A	383,425

		11,149,464

	Consumer Finance — 0.0% (g)
4,565	First Cash Financial Services, Inc. (a)	264,542
4,513	Portfolio Recovery Associates, Inc. (a)	270,509

		535,051

	Diversified Financial Services — 0.5%
161,439	Bank of America Corp.	2,227,858
28,100	BM&FBovespa S.A., (Brazil)	157,724
20,898	Challenger Ltd., (Australia)	107,327
9,325	CME Group, Inc.	688,931
2,435	Deutsche Boerse AG, (Germany)	183,255
19,671	ING Groep N.V., (Netherlands), CVA (a)	223,206
2,625	IntercontinentalExchange, Inc. (a)	476,228
6,170	London Stock Exchange Group plc, (United Kingdom)	153,486
4,900	McGraw Hill Financial, Inc.	321,391
23,100	Mitsubishi UFJ Lease & Finance Co., Ltd., (Japan)	122,803

		4,662,209

	Insurance — 1.0%
1,050	ACE Ltd., (Switzerland)	98,238
35,550	Admiral Group plc, (United Kingdom)	709,128
227,800	AIA Group Ltd., (Hong Kong)	1,071,929
2,101	Allianz SE, (Germany)	330,547
1,600	Aon plc, (United Kingdom)	119,104
15,700	Assured Guaranty Ltd., (Bermuda)	294,375
31,465	AXA S.A., (France)	730,266
2,500	Axis Capital Holdings Ltd., (Bermuda)	108,275
64,694	Direct Line Insurance Group plc, (United Kingdom)	223,291
3,098	Hanover Insurance Group, Inc. (The)	171,381
8,400	Marsh & McLennan Cos., Inc.	365,820
2,238	Muenchener Rueckversicherungs AG, (Germany)	437,488
24,500	Ping An Insurance Group Co. of China Ltd., (China), Class H	182,378
6,000	Progressive Corp. (The)	163,380
10,405	Prudential plc, (United Kingdom)	193,577
9,803	QBE Insurance Group Ltd., (Australia)	134,250
8,900	RenaissanceRe Holdings Ltd., (Bermuda)	805,717
12,932	Sampo, (Finland), Class A	556,289
17,300	Sony Financial Holdings, Inc., (Japan)	317,839
32,555	Storebrand ASA, (Norway) (a)	180,436
8,100	Sun Life Financial, Inc., (Canada)	258,715
1,389	Swiss Life Holding AG, (Switzerland) (a)	263,013
10,900	Tokio Marine Holdings, Inc., (Japan)	357,357
18,566	Travelers Cos., Inc. (The)	1,573,840

		9,646,633

	Real Estate Investment Trusts (REITs) — 0.2%
6,400	American Tower Corp.	474,432
12,619	Colony Financial, Inc.	252,128
9,950	LaSalle Hotel Properties	283,774
14,307	Redwood Trust, Inc.	281,705
907	Unibail-Rodamco SE, (France)	225,016
71,709	Westfield Retail Trust, (Australia)	198,783

		1,715,838

	Real Estate Management & Development — 0.1%
170,000	Agile Property Holdings Ltd., (China)	187,622
1,400	Goldcrest Co., Ltd., (Japan)	37,989
47,000	Kerry Properties Ltd., (Hong Kong)	200,754
8,000	Mitsui Fudosan Co., Ltd., (Japan)	270,155
2,500	Sun Hung Kai Properties Ltd., (Hong Kong)	34,027
58,400	Swire Properties Ltd., (Hong Kong)	163,982

		894,529

	Total Financials	34,032,915

	Health Care — 3.3%
	Biotechnology — 0.6%
14,840	Celgene Corp. (a)	2,284,321
5,801	Cepheid, Inc. (a)	226,471
5,308	CSL Ltd., (Australia)	316,824
27,000	Gilead Sciences, Inc. (a)	1,696,680
10,400	Ironwood Pharmaceuticals, Inc. (a)	123,240
23,300	Seattle Genetics, Inc. (a)	1,021,239

		5,668,775

	Health Care Equipment & Supplies — 0.8%
3,160	Analogic Corp.	261,142
25,720	Baxter International, Inc.	1,689,547
2,830	BioMerieux, (France)	274,125
28,300	Boston Scientific Corp. (a)	332,242
16,753	C.R. Bard, Inc.	1,929,946
10,585	DexCom, Inc. (a)	298,815
18,523	Elekta AB, (Sweden), Class B	298,659
2,100	Essilor International S.A., (France)	225,856
11,900	GN Store Nord A/S, (Denmark)	250,581

JPMorgan Access Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Health Care Equipment & Supplies — Continued
13,880	Mindray Medical International Ltd., (China), ADR	539,793
308,000	Shandong Weigao Group Medical Polymer Co. Ltd., (China), Class H	302,371
4,530	Sonova Holding AG, (Switzerland) (a)	563,731
2,700	Sysmex Corp., (Japan)	172,665

		7,139,473

	Health Care Providers & Services — 0.5%
7,300	Catamaran Corp. (a)	335,435
17,350	DaVita HealthCare Partners, Inc. (a)	987,215
9,300	Envision Healthcare Holdings, Inc. (a)	242,079
10,700	Express Scripts Holding Co. (a)	661,046
11,120	Fresenius Medical Care AG & Co. KGaA, (Germany)	722,967
4,803	Fresenius SE & Co. KGaA, (Germany)	596,622
10,278	Healthways, Inc. (a)	190,246
74,280	Life Healthcare Group Holdings Ltd., (South Africa)	264,398
4,700	Miraca Holdings, Inc., (Japan)	210,053
4,500	Premier, Inc., Class A (a)	142,650
32,020	Sonic Healthcare Ltd., (Australia)	483,649
2,800	UnitedHealth Group, Inc.	200,508

		5,036,868

	Health Care Technology — 0.1%
1,173	athenahealth, Inc. (a)	127,341
8,900	Cerner Corp. (a)	467,695
9,114	HMS Holdings Corp. (a)	196,042

		791,078

	Life Sciences Tools & Services — 0.2%
10,763	Bruker Corp. (a)	222,256
3,100	Illumina, Inc. (a)	250,573
5,590	Lonza Group AG, (Switzerland) (a)	457,830
35,680	QIAGEN N.V., (Netherlands) (a)	768,122

		1,698,781

	Pharmaceuticals — 1.1%
2,650	AbbVie, Inc.	118,535
2,175	Allergan, Inc.	196,729
7,000	Astellas Pharma, Inc., (Japan)	357,560
5,140	Auxilium Pharmaceuticals, Inc. (a)	93,702
14,946	Bayer AG, (Germany)	1,762,595
19,225	Bristol-Myers Squibb Co.	889,733
20,600	GlaxoSmithKline plc, (United Kingdom), ADR	1,033,502
24,017	Johnson & Johnson	2,082,034
16,852	Novartis AG, (Switzerland)	1,296,225
6,977	Novo Nordisk A/S, (Denmark), Class B	1,181,655
3,946	Roche Holding AG, (Switzerland)	1,064,920
5,100	Salix Pharmaceuticals Ltd. (a)	341,088
5,800	Takeda Pharmaceutical Co., Ltd., (Japan)	273,934

		10,692,212

	Total Health Care	31,027,187

	Industrials — 3.5%
	Aerospace & Defense — 0.6%
3,600	B/E Aerospace, Inc. (a)	265,752
23,686	Boeing Co. (The)	2,783,105
31,600	CAE, Inc., (Canada)	346,049
3,300	L-3 Communications Holdings, Inc.	311,850
17,500	Meggitt plc, (United Kingdom)	155,431
4,000	Rockwell Collins, Inc.	271,440
22,065	Rolls-Royce Holdings plc, (United Kingdom) (a)	396,990
1,700	TransDigm Group, Inc.	235,790
4,975	United Technologies Corp.	536,405

		5,302,812

	Air Freight & Logistics — 0.0% (g)
350	FedEx Corp.	39,938
15,765	Toll Holdings Ltd., (Australia)	85,871

		125,809

	Airlines — 0.2%
32,150	Ryanair Holdings plc, (Ireland), ADR	1,599,141
14,631	U.S. Airways Group, Inc. (a)	277,404

		1,876,545

	Building Products — 0.2%
9,356	Assa Abloy AB, (Sweden), Class B	429,927
45,066	Fortune Brands Home & Security, Inc.	1,876,098

		2,306,025

	Commercial Services & Supplies — 0.2%
11,100	Aggreko plc, (United Kingdom)	288,045
7,100	Clean Harbors, Inc. (a)	416,486
10,500	Copart, Inc. (a)	333,795
7,543	Iron Mountain, Inc.	203,812
4,200	Republic Services, Inc.	140,112
2,350	Stericycle, Inc. (a)	271,190
3,500	Waste Connections, Inc.	158,935

		1,812,375

	Construction & Engineering — 0.0% (g)
6,015	Bouygues S.A., (France)	220,175
4,800	URS Corp.	258,000

		478,175

JPMorgan Access Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Electrical Equipment — 0.5%
10,377	ABB Ltd., (Switzerland) (a)	245,097
5,800	AMETEK, Inc.	266,916
9,850	Eaton Corp. plc, (Ireland)	678,074
1,900	Emerson Electric Co.	122,930
5,752	Franklin Electric Co., Inc.	226,629
8,171	Legrand S.A., (France)	453,465
38,000	Mitsubishi Electric Corp., (Japan)	400,972
8,020	Nexans S.A., (France)	486,179
273	Osram Licht AG, (Germany) (a)	12,816
3,198	Polypore International, Inc. (a)	131,022
13,170	Prysmian S.p.A., (Italy)	322,930
1,650	Rockwell Automation, Inc.	176,451
9,364	Schneider Electric S.A., (France)	792,360

		4,315,841

	Industrial Conglomerates — 0.3%
400	3M Co.	47,764
5,900	Danaher Corp.	408,988
5,694	DCC plc, (Ireland)	233,143
48,000	Hutchison Whampoa Ltd., (Hong Kong)	575,690
8,413	Koninklijke Philips N.V., (Netherlands)	271,412
2,855	Raven Industries, Inc.	93,387
67,000	Sembcorp Industries Ltd., (Singapore)	282,888
5,578	Siemens AG, (Germany)	672,697

		2,585,969

	Machinery — 0.7%
4,100	Caterpillar, Inc.	341,817
1,905	Chart Industries, Inc. (a)	234,391
12,100	FANUC Corp., (Japan)	2,005,298
2,500	IDEX Corp.	163,125
700	Illinois Tool Works, Inc.	53,389
3,200	Nordson Corp.	235,616
3,000	Pall Corp.	231,120
2,300	SMC Corp., (Japan)	548,931
7,000	Toshiba Machine Co. Ltd., (Japan)	36,291
15,019	Vesuvius plc, (United Kingdom)	108,757
6,300	WABCO Holdings, Inc. (a)	530,838
11,897	Westport Innovations, Inc., (Canada) (a)	287,788
49,621	Xylem, Inc.	1,385,915

		6,163,276

	Marine — 0.1%
37	AP Moeller - Maersk A/S, (Denmark), Class B	339,408
2,170	D/S Norden A/S, (Denmark)	91,501
8,090	Diana Shipping, Inc., (Greece) (a)	97,646
36,000	Mitsui OSK Lines Ltd., (Japan) (a)	163,075
57,000	Nippon Yusen KK, (Japan)	180,761
136,000	Pacific Basin Shipping Ltd., (Hong Kong)	92,705

		965,096

	Professional Services — 0.3%
3,228	Advisory Board Co. (The) (a)	192,001
3,711	Corporate Executive Board Co. (The)	269,493
6,500	Equifax, Inc.	389,025
2,100	IHS, Inc., Class A (a)	239,778
33,950	Nielsen Holdings N.V.	1,237,478
1,000	Towers Watson & Co., Class A	106,960
3,500	Verisk Analytics, Inc., Class A (a)	227,360

		2,662,095

	Road & Rail — 0.2%
4,000	Central Japan Railway Co., (Japan)	513,419
21,600	Hertz Global Holdings, Inc. (a)	478,656
2,400	Kansas City Southern	262,464
3,400	Landstar System, Inc.	190,332
5,225	Norfolk Southern Corp.	404,154
900	Union Pacific Corp.	139,806

		1,988,831

	Trading Companies & Distributors — 0.2%
1,256	Applied Industrial Technologies, Inc.	64,684
5,350	Brenntag AG, (Germany)	890,644
20,700	Mitsubishi Corp., (Japan)	420,289
22,500	Mitsui & Co., Ltd., (Japan)	328,093
2,800	WESCO International, Inc. (a)	214,284

		1,917,994

	Transportation Infrastructure — 0.0% (g)
35,890	Groupe Eurotunnel S.A., (France)	327,066

	Total Industrials	32,827,909

	Information Technology — 2.8%
	Communications Equipment — 0.1%
48,257	Alcatel-Lucent, (France) (a)	171,807
8,201	Ixia (a)	128,510
4,503	NETGEAR, Inc. (a)	138,962
3,400	QUALCOMM, Inc.	229,024

		668,303

	Computers & Peripherals — 0.1%
1,025	Apple, Inc.	488,669
3,776	Gemalto N.V., (Netherlands)	405,321
18,500	Wacom Co. Ltd., (Japan)	177,960

		1,071,950

JPMorgan Access Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Electronic Equipment, Instruments & Components — 0.3%
14,500	Hamamatsu Photonics KK, (Japan)	547,639
23,000	Hitachi Ltd., (Japan)	152,404
4,500	Hosiden Corp., (Japan)	24,346
16,250	Jabil Circuit, Inc.	352,300
2,040	Keyence Corp., (Japan)	776,207
2,300	Murata Manufacturing Co., Ltd., (Japan)	176,190
17,000	Nippon Electric Glass Co., Ltd., (Japan)	91,293
3,500	TE Connectivity Ltd., (Switzerland)	181,230
619	Tech Data Corp. (a)	30,894
6,200	Trimble Navigation Ltd. (a)	184,202

		2,516,705

	Internet Software & Services — 0.3%
2,000	Baidu, Inc., (China), ADR (a)	310,360
600	Google, Inc., Class A (a)	525,546
15,600	Kakaku.com, Inc., (Japan)	364,692
294	NAVER Corp., (South Korea)	152,292
15,900	Tencent Holdings Ltd., (China)	836,159
12,100	VeriSign, Inc. (a)	615,769

		2,804,818

	IT Services — 0.7%
1,375	Accenture plc, (Ireland), Class A	101,255
4,100	Alliance Data Systems Corp. (a)	867,027
55,940	Amdocs Ltd.	2,049,642
3,700	Automatic Data Processing, Inc.	267,806
2,700	FleetCor Technologies, Inc. (a)	297,432
6,500	Gartner, Inc. (a)	390,000
10,850	Genpact Ltd., (Bermuda) (a)	204,848
5,700	Global Payments, Inc.	291,156
7,800	Jack Henry & Associates, Inc.	402,558
9,500	NeuStar, Inc., Class A (a)	470,060
4,800	Teradata Corp. (a)	266,112
13,700	Vantiv, Inc., Class A (a)	382,778
1,625	Visa, Inc., Class A	310,537
10,600	Wirecard AG, (Germany)	362,550

		6,663,761

	Office Electronics — 0.0% (g)
7,500	Canon, Inc., (Japan)	240,145

	Semiconductors & Semiconductor Equipment — 1.0%
5,350	Altera Corp.	198,806
10,296	ASML Holding N.V., (Netherlands)	1,016,958
255,770	Atmel Corp. (a)	1,902,929
7,900	Avago Technologies Ltd., (Singapore)	340,648
5,199	Cavium, Inc. (a)	214,199
2,551	Cypress Semiconductor Corp. (a)	23,826
3,700	KLA-Tencor Corp.	225,145
7,500	Maxim Integrated Products, Inc.	223,500
54,383	NXP Semiconductor N.V., (Netherlands) (a)	2,023,591
9,765	OmniVision Technologies, Inc. (a)	149,502
2,200	Power Integrations, Inc.	119,130
351	Samsung Electronics Co., Ltd., (South Korea)	446,470
767	Samsung Electronics Co., Ltd., (South Korea), GDR	312,806
106,000	Taiwan Semiconductor Manufacturing Co., Ltd., (Taiwan)	360,945
10,400	Texas Instruments, Inc.	418,808
23,800	Tokyo Electron Ltd., (Japan)	1,280,423

		9,257,686

	Software — 0.3%
3,200	Check Point Software Technologies Ltd., (Israel) (a)	180,992
5,300	Citrix Systems, Inc. (a)	374,233
3,063	CommVault Systems, Inc. (a)	269,023
7,400	Informatica Corp. (a)	288,378
5,700	Microsoft Corp.	189,867
300	Nintendo Co., Ltd., (Japan)	33,979
11,750	Oracle Corp.	389,747
1,987	SAP AG, (Germany)	146,949
6,000	SolarWinds, Inc. (a)	210,360
5,200	Solera Holdings, Inc.	274,924
10,700	Trend Micro, Inc., (Japan)	399,844
1,451	Tyler Technologies, Inc. (a)	126,919

		2,885,215

	Total Information Technology	26,108,583

	Materials — 1.3%
	Chemicals — 0.7%
3,900	Air Liquide S.A., (France)	543,416
2,875	Air Products & Chemicals, Inc.	306,389
1,800	Airgas, Inc.	190,890
24,214	Alent plc, (United Kingdom)	139,019
49,000	Asahi Kasei Corp., (Japan)	370,072
4,566	BASF SE, (Germany)	437,881
3,800	Dow Chemical Co. (The)	145,920
5,625	Ecolab, Inc.	555,525
6,130	Johnson Matthey plc, (United Kingdom)	278,553
2,487	Koninklijke DSM N.V., (Netherlands)	187,611
5,607	LSB Industries, Inc. (a)	188,003

JPMorgan Access Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Chemicals — Continued
4,750	Monsanto Co.	495,757
8,875	Mosaic Co. (The)	381,802
3,399	Syngenta AG, (Switzerland)	1,389,195
15,000	Tosoh Corp., (Japan)	62,050
14,619	Umicore S.A., (Belgium)	709,883
1,177	Wacker Chemie AG, (Germany)	116,204

		6,498,170

	Construction Materials — 0.2%
63,320	CRH plc, (Ireland)	1,520,824
11,380	Holcim Ltd., (Switzerland) (a)	848,467

		2,369,291

	Metals & Mining — 0.4%
4,900	Agnico Eagle Mines Ltd., (Canada)	129,772
6,200	Allegheny Technologies, Inc.	189,224
552,940	Alumina Ltd., (Australia) (a)	528,385
9,340	Antofagasta plc, (United Kingdom)	123,699
18,128	BHP Billiton Ltd., (Australia)	603,168
8,252	BHP Billiton plc, (United Kingdom)	242,743
9,640	First Quantum Minerals Ltd., (Canada)	179,501
28,000	Kobe Steel Ltd., (Japan) (a)	52,192
155,570	Norsk Hydro ASA, (Norway)	645,231
1,000	Nucor Corp.	49,020
4,000	Reliance Steel & Aluminum Co.	293,080
5,770	Rio Tinto Ltd., (Australia)	333,990
900	Rio Tinto plc, (United Kingdom)	43,932
23,063	SSAB AB, (Sweden), Class A	150,506

		3,564,443

	Total Materials	12,431,904

	Telecommunication Services — 0.8%
	Diversified Telecommunication Services — 0.4%
126,000	Hutchison Telecommunications Hong Kong Holdings Ltd., (Hong Kong)	54,594
8,000	Nippon Telegraph & Telephone Corp., (Japan)	416,405
104,000	Singapore Telecommunications, Ltd., (Singapore)	310,786
22,486	Telefonica S.A., (Spain)	349,570
24,910	Telenor ASA, (Norway)	569,279
39,952	Telstra Corp., Ltd., (Australia)	185,385
40,910	Vivendi S.A., (France)	941,064
10,799	Ziggo N.V., (Netherlands)	437,600

		3,264,683

	Wireless Telecommunication Services — 0.4%
29,700	America Movil S.A.B. de C.V., (Mexico), Series L, ADR	588,357
13,600	SBA Communications Corp., Class A (a)	1,094,256
16,600	Softbank Corp., (Japan)	1,152,828
30,800	Vodafone Group plc, (United Kingdom), ADR	1,083,544

		3,918,985

	Total Telecommunication Services	7,183,668

	Utilities — 0.2%
	Electric Utilities — 0.1%
23,014	SSE plc, (United Kingdom)	548,873

	Gas Utilities — 0.0% (g)
5,086	Northwest Natural Gas Co.	213,510

	Multi-Utilities — 0.1%
22,675	E.ON SE, (Germany)	403,510
11,515	GDF Suez, (France)	288,633
61,872	National Grid plc, (United Kingdom)	730,869

		1,423,012

	Total Utilities	2,185,395

	Total Common Stocks (Cost $206,723,886)	239,703,072

Exchange Traded Funds — 12.5%
	International Equity — 6.9%
594,600	iShares MSCI Emerging Markets ETF	24,241,842
750,900	iShares MSCI Japan ETF	8,943,219
583,400	Vanguard FTSE Europe ETF	31,801,134

	Total International Equity	64,986,195

	U.S. Equity — 5.6%
504,878	Barclays Bank plc, iPath, Linked to the performance of Dow Jones-UBS Commodity Index Total Return, due 06/12/36	18,811,754
178,400	iShares Core S&P Mid Cap ETF	22,146,576
67,500	SPDR S&P 500 ETF Trust	11,346,750

	Total U.S. Equity	52,305,080

	Total Exchange Traded Funds (Cost $92,417,439)	117,291,275

Investment Companies — 63.0%
	Alternative Assets — 5.6%
3,817,160	Eaton Vance Global Macro Absolute Return Fund, Class I	35,957,648
1,582,133	PIMCO CommoditiesPLUS Strategy Fund, Institutional Class Shares	16,992,112

	Total Alternative Assets	52,949,760

	Fixed Income — 11.6%
3,128,617	JPMorgan Core Bond Fund, Class R6 Shares (b)	36,448,392

JPMorgan Access Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Investment Companies — Continued
	Fixed Income — Continued
4,252,101	JPMorgan Core Plus Bond Fund, Class R6 Shares (b)	35,037,312
1,995,960	JPMorgan High Yield Fund, Class R6 Shares (b)	16,087,438
1,763,962	JPMorgan Strategic Income Opportunities Fund, Class R5 Shares (b)	20,902,952

	Total Fixed Income	108,476,094

	International Equity — 21.0%
1,617,210	JPMorgan Emerging Markets Equity Fund, Institutional Class Shares (b)	36,597,453
3,302,380	JPMorgan Global Research Enhanced Index Fund, Select Class Shares (a) (b)	55,116,719
2,594,420	JPMorgan International Value Fund, Class R6 Shares (b)	38,371,475
1,254,838	JPMorgan Intrepid European Fund, Institutional Class Shares (b)	30,103,555
1,498,907	Matthews Pacific Tiger Fund	36,843,141

	Total International Equity	197,032,343

	Money Market — 9.4%
88,508,523	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (b) (l)	88,508,523

	U.S. Equity — 15.4%
1,717,849	JPMorgan Large Cap Growth Fund, Class R6 Shares (b)	49,937,882
1,709,935	JPMorgan U.S. Large Cap Core Plus Fund, Class R5 Shares (b)	46,715,412
1,839,972	JPMorgan Value Advantage Fund, Institutional Class Shares (b)	47,158,481

	Total U.S. Equity	143,811,775

	Total Investment Companies (Cost $569,319,094)	590,778,495

Preferred Stocks — 0.1%
	Consumer Discretionary — 0.1%
	Automobiles — 0.1%
2,777	Volkswagen AG (Preference Shares), (Germany)	654,764

	Telecommunication Services — 0.0% (g)
	Diversified Telecommunication Services — 0.0% (g)
402,229	Telecom Italia S.p.A., (Italy)	267,312

	Total Preferred Stocks (Cost $911,508)	922,076

NUMBER OF RIGHTS
Rights — 0.0% (g)
	Financials — 0.0% (g)
	Commercial Banks — 0.0% (g)
2,646	Barclays plc, (United Kingdom), expiring 10/01/13 (a)	12,436
8,250	Barclays plc, (United Kingdom), expiring 10/02/13 (a)	10,785

	Total Rights (Cost —)	23,221

	Total Investments — 101.2% (Cost $869,371,927)	948,718,139
	Liabilities in Excess of Other Assets — (1.2)%	(11,350,884)

	NET ASSETS — 100.0%	$937,367,255

Percentages indicated are based on net assets.

PORTFOLIO COMPOSITION BY COUNTRY*
United States	86.5%
United Kingdom	2.5
Japan	2.0
France	1.5
Switzerland	1.2
Germany	1.1
Others (each less than 1.0%)	5.2

*	Percentages indicated are based upon total investments as of September 30, 2013.

JPMorgan Access Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	— American Depositary Receipt
CVA	— Dutch Certification
GDR	— Global Depositary Receipt
ETF	— Exchange Traded Fund
MSCI	— Morgan Stanley Capital International
SPDR	— Standard & Poor’s Depositary Receipts

(a)	— Non-income producing security.
(b)	— Investment in affiliate. Fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	— Amount rounds to less than 0.1%.
(h)	— Amount rounds to less than one thousand (shares or dollars).
(i)	— Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	— The rate shown is the current yield as of September 30, 2013.

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments is approximately $104,533,000 and 11.0% respectively

As of September 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$87,483,377
Aggregate gross unrealized depreciation	(8,137,165)

Net unrealized appreciation/depreciation	$79,346,212

Federal income tax cost of investments	$869,371,927

JPMorgan Access Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Consumer Discretionary	$29,020,566	$13,296,592	$69,208	$42,386,366
Consumer Staples	7,911,508	16,797,440	—	24,708,948
Energy	23,252,379	3,557,818	—	26,810,197
Financials	15,758,002	18,274,913	—	34,032,915
Health Care	20,052,592	10,974,595	—	31,027,187
Industrials	20,468,399	12,359,510	—	32,827,909
Information Technology	17,828,724	8,279,859	—	26,108,583
Materials	3,104,883	9,327,021	—	12,431,904
Telecommunication Services	2,766,157	4,417,511	—	7,183,668
Utilities	213,510	1,971,885	—	2,185,395

Total Common Stocks	140,376,720	99,257,144	69,208	239,703,072

Preferred Stocks
Consumer Discretionary	—	654,764	—	654,764
Telecommunication Services	—	267,312	—	267,312

Total Preferred Stocks	—	922,076	—	922,076

Exchange Traded Funds	117,291,275	—	—	117,291,275
Investment Companies	590,778,495	—	—	590,728,495
Rights
Financials	23,221	—	—	23,221

Total Investments in Securities	$848,469,711	$100,179,220	$69,208	$948,718,139

There were no transfers between any levels during the period ended September 30, 2013.

JPMorgan Alternative Strategies Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long Positions — 99.8% (j)
Common Stocks — 13.9%
Consumer Discretionary — 2.8%
	Auto Components — 0.2%
400	Aisin Seiki Co., Ltd., (Japan)	17,148
220	Goodyear Tire & Rubber Co. (The) (a)	4,939
17	Visteon Corp. (a)	1,286

		23,373

	Automobiles — 0.2%
259	Ford Motor Co.	4,369
1,100	Mitsubishi Motors Corp., (Japan) (a)	12,222

		16,591

	Diversified Consumer Services — 0.1%
240	Apollo Group, Inc., Class A (a)	4,994
148	DeVry, Inc.	4,523

		9,517

	Hotels, Restaurants & Leisure — 0.7%
109	Brinker International, Inc.	4,418
106	Darden Restaurants, Inc.	4,907
235	International Game Technology	4,448
2,256	WMS Industries, Inc. (a)	58,543
100	Wyndham Worldwide Corp.	6,097

		78,413

	Household Durables — 0.4%
28	Jarden Corp. (a)	1,355
153	Leggett & Platt, Inc.	4,613
375	PulteGroup, Inc.	6,188
727	Sony Corp., (Japan), ADR	15,645
54	Tupperware Brands Corp.	4,664
46	Whirlpool Corp.	6,736

		39,201

	Internet & Catalog Retail — 0.1%
126	Expedia, Inc.	6,526
150	Groupon, Inc. (a)	1,681

		8,207

	Leisure Equipment & Products — 0.0% (g)
109	Hasbro, Inc.	5,138

	Media — 0.2%
251	Cablevision Systems Corp., Class A	4,227
32	Comcast Corp., Class A	1,445
96	DISH Network Corp., Class A	4,321
180	Starz, Series A, (a)	5,063
75	Viacom, Inc., Class B	6,269

		21,325

	Specialty Retail — 0.8%
33	Abercrombie & Fitch Co., Class A	1,167
19	Cabela’s, Inc. (a)	1,198
137	Foot Locker, Inc.	4,650
106	Gap, Inc. (The)	4,270
39	Guess?, Inc.	1,164
128	Lowe’s Cos., Inc.	6,094
2,195	OfficeMax, Inc.	28,074
48	O’Reilly Automotive, Inc. (a)	6,124
600	rue21, Inc. (a)	24,204
423	Staples, Inc.	6,197

		83,142

	Textiles, Apparel & Luxury Goods — 0.1%
82	Coach, Inc.	4,472
97	Hanesbrands, Inc.	6,044

		10,516

	Total Consumer Discretionary	295,423

Consumer Staples — 0.6%
	Beverages — 0.2%
600	Coca-Cola West Co., Ltd., (Japan)	11,991
122	Molson Coors Brewing Co., Class B	6,116

		18,107

	Food & Staples Retailing — 0.1%
44	Costco Wholesale Corp.	5,065
117	Kroger Co. (The)	4,720
62	Safeway, Inc.	1,984

		11,769

	Food Products — 0.1%
57	Bunge Ltd.	4,327
232	Dean Foods Co. (a)	4,478
101	General Mills, Inc.	4,840
16	Green Mountain Coffee Roasters, Inc. (a)	1,205
55	Tyson Foods, Inc., Class A	1,555

		16,405

	Household Products — 0.0% (g)
60	Energizer Holdings, Inc.	5,469

	Personal Products — 0.1%
99	Herbalife Ltd., (Cayman Islands)	6,907

	Tobacco — 0.1%
140	Lorillard, Inc.	6,269

	Total Consumer Staples	64,926

Energy — 0.8%
	Energy Equipment & Services — 0.2%
79	Atwood Oceanics, Inc. (a)	4,348
27	Baker Hughes, Inc.	1,326
80	Diamond Offshore Drilling, Inc.	4,986
78	Helmerich & Payne, Inc.	5,378
152	RPC, Inc.	2,351

		18,389

JPMorgan Alternative Strategies Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long Positions — Continued
	Oil, Gas & Consumable Fuels — 0.6%
56	Anadarko Petroleum Corp.	5,207
199	Chesapeake Energy Corp.	5,150
11	Chevron Corp.	1,337
74	ConocoPhillips	5,144
285	Denbury Resources, Inc. (a)	5,247
91	Devon Energy Corp.	5,256
100	Japan Petroleum Exploration Co., (Japan)	4,308
432	Kosmos Energy Ltd., (Bermuda) (a)	4,441
480	Linn Energy LLC	12,442
70	Marathon Petroleum Corp.	4,502
17	SM Energy Co.	1,312
169	Vanguard Natural Resources LLC	4,729

		59,075

	Total Energy	77,464

Financials — 3.4%
	Capital Markets — 0.2%
1,000	Daiwa Securities Group, Inc., (Japan)	9,025
39	Goldman Sachs Group, Inc. (The)	6,170
191	Morgan Stanley	5,147

		20,342

	Commercial Banks — 1.3%
228	Associated Banc-Corp.	3,532
400	BNP Paribas S.A., (France)	27,058
125	East West Bancorp, Inc.	3,994
283	Fifth Third Bancorp	5,105
431	First Niagara Financial Group, Inc.	4,470
1,700	Mitsubishi UFJ Financial Group, Inc., (Japan)	10,904
72	PNC Financial Services Group, Inc. (The)	5,216
300	Sumitomo Mitsui Financial Group, Inc., (Japan)	14,528
3,327	Virginia Commerce Bancorp, Inc. (a)	51,668
126	Wells Fargo & Co.	5,206

		131,681

	Consumer Finance — 0.1%
247	SLM Corp.	6,150

	Diversified Financial Services — 0.7%
866	Citigroup, Inc.	42,010
2,230	ING Groep N.V., (Netherlands), CVA (a)	25,304
101	McGraw Hill Financial, Inc.	6,625
148	NASDAQ OMX Group, Inc. (The)	4,749

		78,688

	Insurance — 0.9%
28	Aflac, Inc.	1,736
103	Allstate Corp. (The)	5,207
790	American International Group, Inc.	38,418
2	Assurant, Inc.	108
222	Assured Guaranty Ltd., (Bermuda)	4,162
43	Everest Re Group Ltd., (Bermuda)	6,253
24	Hanover Insurance Group, Inc. (The)	1,328
199	Hartford Financial Services Group, Inc.	6,193
140	Lincoln National Corp.	5,878
51	PartnerRe Ltd., (Bermuda)	4,668
51	RenaissanceRe Holdings Ltd., (Bermuda)	4,617
300	Tokio Marine Holdings, Inc., (Japan)	9,835
62	Travelers Cos., Inc. (The)	5,256
145	Unum Group	4,414

		98,073

	Thrifts & Mortgage Finance — 0.2%
2,615	Hudson City Bancorp, Inc.	23,666
2	Nationstar Mortgage Holdings, Inc. (a)	112

		23,778

	Total Financials	358,712

Health Care — 2.2%
	Biotechnology — 0.6%
37	Alkermes plc, (Ireland) (a)	1,244
40	Amgen, Inc.	4,478
19	Cubist Pharmaceuticals, Inc. (a)	1,207
62	Incyte Corp., Ltd. (a)	2,365
22	Myriad Genetics, Inc. (a)	517
400	Onyx Pharmaceuticals, Inc. (a)	49,868
61	United Therapeutics Corp. (a)	4,810

		64,489

	Health Care Equipment & Supplies — 0.2%
176	Abbott Laboratories	5,841
38	Alere, Inc. (a)	1,162
43	C.R. Bard, Inc.	4,953
115	Medtronic, Inc.	6,124
98	St. Jude Medical, Inc.	5,257

		23,337

	Health Care Providers & Services — 0.3%
104	AmerisourceBergen Corp.	6,354
128	HCA Holdings, Inc.	5,472
108	Omnicare, Inc.	5,994
70	WellPoint, Inc.	5,853

		23,673

	Life Sciences Tools & Services — 0.6%
805	Life Technologies Corp. (a)	60,238
25	Waters Corp. (a)	2,656

		62,894

	Pharmaceuticals — 0.5%
50	Jazz Pharmaceuticals plc, (Ireland) (a)	4,599

JPMorgan Alternative Strategies Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long Positions — Continued
	Pharmaceuticals — Continued
57	Pfizer, Inc.	1,636
600	Shionogi & Co., Ltd., (Japan)	12,631
1,546	Warner Chilcott plc, (Ireland), Class A	35,326

		54,192

	Total Health Care	228,585

Industrials — 1.6%
	Aerospace & Defense — 0.2%
41	Boeing Co. (The)	4,817
298	Exelis, Inc.	4,682
65	L-3 Communications Holdings, Inc.	6,143
17	Northrop Grumman Corp.	1,619

		17,261

	Air Freight & Logistics — 0.1%
113	Expeditors International of Washington, Inc.	4,979
42	FedEx Corp.	4,792

		9,771

	Airlines — 0.2%
300	Japan Airlines Co., Ltd., (Japan)	18,178
365	Southwest Airlines Co.	5,315

		23,493

	Building Products — 0.1%
260	Masco Corp.	5,533

	Commercial Services & Supplies — 0.1%
1,000	Dai Nippon Printing Co., Ltd., (Japan)	10,602
268	Pitney Bowes, Inc.	4,875

		15,477

	Construction & Engineering — 0.1%
149	AECOM Technology Corp. (a)	4,659
25	Fluor Corp.	1,774
89	URS Corp.	4,784

		11,217

	Electrical Equipment — 0.1%
144	Babcock & Wilcox Co. (The)	4,856
51	Rockwell Automation, Inc.	5,454

		10,310

	Industrial Conglomerates — 0.0% (g)
214	General Electric Co.	5,113

	Machinery — 0.5%
104	AGCO Corp.	6,284
76	Crane Co.	4,687
1,000	Hino Motors Ltd., (Japan)	14,820
74	IDEX Corp.	4,829
133	ITT Corp.	4,781
121	Joy Global, Inc.	6,176
152	Terex Corp. (a)	5,107
32	Valmont Industries, Inc.	4,445

		51,129

	Professional Services — 0.1%
71	Towers Watson & Co., Class A	7,594

	Road & Rail — 0.1%
25	Con-way, Inc.	1,077
184	CSX Corp.	4,736

		5,813

	Trading Companies & Distributors — 0.0% (g)
169	MRC Global, Inc. (a)	4,529

	Total Industrials	167,240

Information Technology — 1.3%
	Communications Equipment — 0.1%
220	Cisco Systems, Inc.	5,152
77	Polycom, Inc. (a)	841

		5,993

	Computers & Peripherals — 0.0% (g)
128	Lexmark International, Inc., Class A	4,224

	Electronic Equipment, Instruments & Components — 0.4%
150	Avnet, Inc.	6,256
364	Corning, Inc.	5,311
900	FUJIFILM Holdings Corp., (Japan)	21,690
355	Vishay Intertechnology, Inc. (a)	4,576

		37,833

	Internet Software & Services — 0.1%
131	AOL, Inc. (a)	4,530
144	Facebook, Inc., Class A (a)	7,235
5	Google, Inc., Class A (a)	4,379

		16,144

	IT Services — 0.3%
59	Accenture plc, (Ireland), Class A	4,345
29	Amdocs Ltd.	1,063
214	Booz Allen Hamilton Holding Corp.	4,135
146	Broadridge Financial Solutions, Inc.	4,636
118	Computer Sciences Corp.	6,105
62	DST Systems, Inc.	4,675
88	NeuStar, Inc., Class A (a)	4,354
46	Vantiv, Inc., Class A (a)	1,285

		30,598

	Semiconductors & Semiconductor Equipment — 0.2%
236	Broadcom Corp., Class A	6,138
307	Freescale Semiconductor Ltd. (a)	5,112
46	KLA-Tencor Corp.	2,799
495	Marvell Technology Group Ltd., (Bermuda)	5,693

JPMorgan Alternative Strategies Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long Positions — Continued
	Semiconductors & Semiconductor Equipment — Continued
178	Maxim Integrated Products, Inc.	5,304
161	ON Semiconductor Corp. (a)	1,175

		26,221

	Software — 0.2%
174	CA, Inc.	5,163
154	Microsoft Corp.	5,130
109	Oracle Corp.	3,615
199	Rovi Corp. (a)	3,815

		17,723

	Total Information Technology	138,736

Materials — 0.6%
	Chemicals — 0.3%
25	CF Industries Holdings, Inc.	5,271
54	Cytec Industries, Inc.	4,393
30	Dow Chemical Co. (The)	1,152
15	NewMarket Corp.	4,319
30	PPG Industries, Inc.	5,012
30	RPM International, Inc.	1,086
3,000	Sumitomo Chemical Co., Ltd., (Japan)	11,479

		32,712

	Containers & Packaging — 0.1%
93	Avery Dennison Corp.	4,047
141	Owens-Illinois, Inc. (a)	4,233
164	Sealed Air Corp.	4,459

		12,739

	Metals & Mining — 0.1%
67	Reliance Steel & Aluminum Co.	4,909
261	Steel Dynamics, Inc.	4,361

		9,270

	Paper & Forest Products — 0.1%
71	Schweitzer-Mauduit International, Inc.	4,298

	Total Materials	59,019

Telecommunication Services — 0.1%
	Diversified Telecommunication Services — 0.1%
1,000	Frontier Communications Corp.	4,170
200	Nippon Telegraph & Telephone Corp., (Japan)	10,410

	Total Telecommunication Services	14,580

Utilities — 0.5%
	Electric Utilities — 0.3%
130	Edison International	5,988
94	Entergy Corp.	5,940
53	Exelon Corp.	1,571
201	Great Plains Energy, Inc.	4,462
400	Hokuriku Electric Power Co., (Japan)	5,854
193	PPL Corp.	5,863
143	Westar Energy, Inc.	4,383

		34,061

	Gas Utilities — 0.1%
83	AGL Resources, Inc.	3,821
111	UGI Corp.	4,343

		8,164

	Independent Power Producers & Energy Traders — 0.1%
465	AES Corp.	6,180

	Multi-Utilities — 0.0% (g)
224	CMS Energy Corp.	5,895

	Total Utilities	54,300

	Total Common Stocks (Cost $1,411,744)	1,458,985

PRINCIPAL AMOUNT($)
Corporate Bonds — 3.4%
Consumer Discretionary — 0.5%
	Internet & Catalog Retail — 0.5%
50,000	Sitel LLC/Sitel Finance Corp., 11.000%, 08/01/17 (e)	53,375
Consumer Staples — 0.2%
	Food & Staples Retailing — 0.2%
25,000	New Albertsons, Inc., 7.450%, 08/01/29	20,062
Financials — 0.9%
	Diversified Financial Services — 0.9%
50,000	ACE Cash Express, Inc., 11.000%, 02/01/19 (e)	47,500
50,000	CNG Holdings, Inc., 9.375%, 05/15/20 (e)	46,250

	Total Financials	93,750

Health Care — 0.1%
	Health Care Providers & Services — 0.1%
10,000	inVentiv Health, Inc., 11.000%, 08/15/18 (e)	8,025
Industrials — 0.7%
	Commercial Services & Supplies — 0.2%
25,000	Liberty Tire Recycling LLC, 11.000%, 10/01/16 (e)	25,438

	Marine — 0.5%
50,000	Ultrapetrol Bahamas Ltd., (Bahamas), 8.875%, 06/15/21 (e)	52,750

	Total Industrials	78,188

Information Technology — 0.4%
	Communications Equipment — 0.4%
50,000	Avaya, Inc., 7.000%, 04/01/19 (e)	46,750

JPMorgan Alternative Strategies Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long Positions — continued
Telecommunication Services — 0.6%
	Diversified Telecommunication Services — 0.2%
15,000	Broadview Networks Holdings, Inc., 10.500%, 11/15/17	14,831

	Wireless Telecommunication Services — 0.4%
10,000	NII Capital Corp., 7.625%, 04/01/21	7,100
40,000	NII International Telecom S.C.A., (Luxembourg), 7.875%, 08/15/19 (e)	36,300

		43,400

	Total Telecommunication Services	58,231

	Total Corporate Bonds (Cost $363,074)	358,381

SHARES
Exchange Traded Fund — 0.3%
	Alternative Assets — 0.3%
538	ProShares Ultra Gold (a) (Cost $28,380)	27,363

Investment Companies — 51.3%
	Alternative Assets — 19.0%
7,260	JPMorgan Commodities Strategy Fund, Select Class Shares (a) (b)	97,579
83,746	JPMorgan Multi-Cap Market Neutral Fund, Select Class Shares (a) (b)	822,389
9,965	JPMorgan Realty Income Fund, Institutional Class Shares (b)	115,992
54,992	JPMorgan Research Market Neutral Fund, Select Class Shares (a) (b)	830,376
7,238	Security Capital U.S. Core Real Estate Securities Fund, Select Class Shares (b)	118,487

	Total Alternative Assets	1,984,823

	Fixed Income — 21.2%
26,449	JPMorgan Emerging Markets Debt Fund, Select Class Shares (b)	215,822
29,619	JPMorgan Emerging Markets Local Currency Debt Fund, Select Class Shares (b)	281,085
3,074	JPMorgan Ex-G4 Currency Strategies Fund (b)	30,369
55,146	JPMorgan Floating Rate Income Fund, Select Class Shares (b)	553,114
29,824	JPMorgan Inflation Managed Bond Fund, Select Class Shares (b)	311,656
69,933	JPMorgan Strategic Income Opportunities Fund, Select Class Shares (b)	828,009

	Total Fixed Income	2,220,055

	International Equity — 6.2%
13,168	JPMorgan Emerging Economies Fund, Select Class Shares (b)	173,554
7,640	JPMorgan Emerging Markets Equity Fund, Select Class Shares (b)	170,913
19,270	JPMorgan International Equity Fund, Select Class Shares (b)	304,852

	Total International Equity	649,319

	U.S. Equity — 4.9%
18,616	JPMorgan U.S. Large Cap Core Plus Fund, Select Class Shares (b)	506,550

	Total Investment Companies (Cost $5,273,602)	5,360,747

PRINCIPAL AMOUNT($)
Loan Assignments — 2.5%
Consumer Discretionary — 2.1%
	Hotels, Restaurants & Leisure — 0.4%
50,000	Caesars Entertainment Operating Co., Inc.(FKA Harrahs), Extended B-6 Term Loan, VAR, 5.429%, 01/28/18	45,225

	Media — 1.2%
50,000	Clear Channel Communications, Inc., Term Loan D, VAR, 6.929%, 01/23/19	46,325
	R.H. Donnelley, Inc., Exit Term Loan,
24,588	VAR, 9.750%, 12/31/16 ^	17,877
25,412	VAR, 9.750%, 12/31/16 ^	18,477
50,000	Visant Corp., Tranche B Term Loans, VAR, 5.250%, 12/22/16	48,402

		131,081

	Specialty Retail — 0.5%
48,700	Gymboree, Initial Term Loan (A & R), VAR, 5.000%, 02/23/18	46,965
1,300	Gymboree, Initial Term Loan (A & R), VAR, 5.000%, 02/23/18	1,254

		48,219

	Total Consumer Discretionary	224,525

Health Care — 0.4%
	Health Care Providers & Services — 0.4%
40,000	inVentiv Health, Inc., Consolidated Term Loan, VAR, 7.500%, 08/04/16	38,500

	Total Loan Assignments (Cost $266,353)	263,025

SHARES
Master Limited Partnerships — 4.5%
163	Access Midstream Partners LP	7,875
55	Alliance Resource Partners LP	4,077
88	AmeriGas Partners LP	3,790
171	Atlas Pipeline Partners LP	6,635
267	Boardwalk Pipeline Partners LP	8,109
238	BreitBurn Energy Partners LP	4,363
227	Buckeye Partners LP	14,875
127	Calumet Specialty Products Partners LP	3,466

JPMorgan Alternative Strategies Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long Positions — Continued
Master Limited Partnerships — Continued
120	DCP Midstream Partners LP	5,959
315	El Paso Pipeline Partners LP	13,299
465	Enbridge Energy Partners LP	14,159
636	Energy Transfer Partners LP	33,116
1,329	Enterprise Products Partners LP	81,122
88	EV Energy Partner LP	3,264
92	Ferrellgas Partners LP	2,051
148	Genesis Energy LP	7,410
33	Inergy Midstream LP	729
651	Kinder Morgan Energy Partners LP	51,969
106	Legacy Reserves LP	2,864
559	Magellan Midstream Partners LP	31,544
300	MarkWest Energy Partners LP	21,669
167	Natural Resource Partners LP	3,181
142	NuStar Energy LP	5,696
317	ONEOK Partners LP	16,804
56	PAA Natural Gas Storage LP	1,304
757	Plains All American Pipeline LP	39,864
212	PVR Partners LP	4,901
323	Regency Energy Partners LP	9,238
95	Spectra Energy Partners LP	4,169
127	Suburban Propane Partners LP	5,944
188	Sunoco Logistics Partners LP	12,493
194	Targa Resources Partners LP	9,985
98	TC Pipelines LP	4,773
89	Teekay LNG Partners LP, (Bermuda)	3,926
112	Teekay Offshore Partners LP, (Bermuda)	3,736
45	Tesoro Logistics LP	2,610
121	Western Gas Partners LP	7,276
267	Williams Partners LP	14,119

	Total Master Limited Partnerships (Cost $432,286)	472,364

PRINCIPAL AMOUNT($)
U.S. Treasury Obligations — 8.6%
	U.S. Treasury Inflation Indexed Notes,
295,000	0.125%, 04/15/16	320,390
60,000	2.000%, 01/15/14	76,209
395,000	2.000%, 07/15/14	501,860

	Total U.S. Treasury Obligations (Cost $900,452)	898,459

SHARES
Short-Term Investment — 15.3%
	Investment Company — 15.3%
1,598,945	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (m) (Cost $1,598,945)	1,598,945

	Total Investments — 99.8% (Cost $10,274,836)	10,438,269
	Other Assets in Excess of Liabilities — 0.2%	18,100

	NET ASSETS — 100.0%	$10,456,369

SHARES
Short Positions — 8.7%
Common Stocks — 8.7%
Consumer Discretionary — 1.6%
	Auto Components — 0.1%
126	Allison Transmission Holdings, Inc.	3,156
23	BorgWarner, Inc.	2,332
14	Delphi Automotive plc, (United Kingdom)	818
43	Johnson Controls, Inc.	1,785

		8,091

	Automobiles — 0.0% (g)
13	Harley-Davidson, Inc.	835
23	Tesla Motors, Inc. (a)	4,449

		5,284

	Distributors — 0.0% (g)
125	LKQ Corp. (a)	3,982

	Diversified Consumer Services — 0.0% (g)
18	H&R Block, Inc.	480

	Hotels, Restaurants & Leisure — 0.2%
83	Burger King Worldwide, Inc.	1,620
107	Carnival Corp.	3,492
7	Chipotle Mexican Grill, Inc. (a)	3,001
14	Dunkin’ Brands Group, Inc.	634
48	Hyatt Hotels Corp., Class A (a)	2,062
17	Marriott International, Inc., Class A	715
7	Panera Bread Co., Class A (a)	1,110
53	Penn National Gaming, Inc. (a)	2,934
21	Royal Caribbean Cruises Ltd.	804
14	Six Flags Entertainment Corp.	473
25	Starwood Hotels & Resorts Worldwide, Inc.	1,661
41	Yum! Brands, Inc.	2,927

		21,433

	Household Durables — 0.2%
86	D.R. Horton, Inc.	1,671
77	Garmin Ltd., (Switzerland)	3,479

JPMorgan Alternative Strategies Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short Positions — Continued
	Household Durables — Continued
43	Harman International Industries, Inc.	2,848
48	Lennar Corp., Class A	1,699
64	Standard Pacific Corp. (a)	506
54	Tempur Sealy International, Inc. (a)	2,374
118	Toll Brothers, Inc. (a)	3,827

		16,404

	Internet & Catalog Retail — 0.0% (g)
3	Amazon.com, Inc. (a)	938
2	priceline.com, Inc. (a)	2,022
7	TripAdvisor, Inc. (a)	531

		3,491

	Leisure Equipment & Products — 0.0% (g)
44	Mattel, Inc.	1,842
28	Polaris Industries, Inc.	3,617

		5,459

	Media — 0.3%
26	Charter Communications, Inc., Class A (a)	3,504
20	Discovery Communications, Inc., Class A (a)	1,688
73	DreamWorks Animation SKG, Inc., Class A (a)	2,078
232	Interpublic Group of Cos., Inc. (The)	3,986
25	Lamar Advertising Co., Class A (a)	1,176
49	Liberty Global plc, (United Kingdom), Class A (a)	3,888
13	Liberty Media Corp., Series A (a)	1,913
40	Lions Gate Entertainment Corp. (a)	1,402
24	Madison Square Garden Co. (The), Class A (a)	1,394
58	Thomson Reuters Corp.	2,031
123	Twenty-First Century Fox, Inc.	4,120
42	Walt Disney Co. (The)	2,708

		29,888

	Multiline Retail — 0.1%
16	Dollar General Corp. (a)	903
13	Dollar Tree, Inc. (a)	743
26	Family Dollar Stores, Inc.	1,873
170	J.C. Penney Co., Inc. (a)	1,500
31	Kohl’s Corp.	1,604

		6,623

	Specialty Retail — 0.6%
38	Aaron’s, Inc.	1,053
36	American Eagle Outfitters, Inc.	504
77	CarMax, Inc. (a)	3,732
30	Dick’s Sporting Goods, Inc.	1,601
24	DSW, Inc., Class A	2,048
5,905	Office Depot, Inc. (a)	28,521
26	Ross Stores, Inc.	1,893
54	Sally Beauty Holdings, Inc. (a)	1,413
24	Signet Jewelers Ltd., (Bermuda)	1,719
41	Tiffany & Co.	3,141
15	TJX Cos., Inc.	846
60	Tractor Supply Co.	4,030
37	Ulta Salon Cosmetics & Fragrance, Inc. (a)	4,420
37	Urban Outfitters, Inc. (a)	1,360
28	Williams-Sonoma, Inc.	1,574

		57,855

	Textiles, Apparel & Luxury Goods — 0.1%
20	Carter’s, Inc.	1,518
18	Deckers Outdoor Corp. (a)	1,187
29	PVH Corp.	3,442
50	Under Armour, Inc., Class A (a)	3,972

		10,119

	Total Consumer Discretionary	169,109

Consumer Staples — 0.5%
	Beverages — 0.1%
44	Beam, Inc.	2,845
40	Brown-Forman Corp., Class B	2,725
30	Constellation Brands, Inc., Class A (a)	1,722
28	Monster Beverage Corp. (a)	1,463

		8,755

	Food & Staples Retailing — 0.1%
30	CVS Caremark Corp.	1,702
44	Fresh Market, Inc. (The) (a)	2,082
33	Whole Foods Market, Inc.	1,931

		5,715

	Food Products — 0.2%
39	Campbell Soup Co.	1,588
123	Flowers Foods, Inc.	2,637
9	Hershey Co. (The)	832
71	Hormel Foods Corp.	2,990
10	Ingredion, Inc.	662
13	JM Smucker Co. (The)	1,366
40	McCormick & Co., Inc. (Non-Voting)	2,588
34	Mead Johnson Nutrition Co.	2,525
25	Mondelez International, Inc., Class A	785
98	WhiteWave Foods Co., Class A (a)	1,957

		17,930

	Household Products — 0.1%
49	Church & Dwight Co., Inc.	2,942
16	Clorox Co. (The)	1,308
42	Procter & Gamble Co. (The)	3,175

		7,425

	Personal Products — 0.0% (g)
26	Estee Lauder Cos., Inc. (The), Class A	1,817

JPMorgan Alternative Strategies Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short Positions — Continued
	Tobacco — 0.0% (g)
39	Philip Morris International, Inc.	3,377
32	Reynolds American, Inc.	1,561

		4,938

	Total Consumer Staples	46,580

Energy — 0.7%
	Energy Equipment & Services — 0.2%
34	Cameron International Corp. (a)	1,985
46	Dresser-Rand Group, Inc. (a)	2,870
14	Dril-Quip, Inc. (a)	1,606
69	FMC Technologies, Inc. (a)	3,824
276	McDermott International, Inc. (a)	2,051
20	Oceaneering International, Inc.	1,625
7	Oil States International, Inc. (a)	724
19	Rowan Cos. plc, Class A (a)	698
39	Tidewater, Inc.	2,312
11	Unit Corp. (a)	511

		18,206

	Oil, Gas & Consumable Fuels — 0.5%
129	Cheniere Energy, Inc. (a)	4,404
8	Cimarex Energy Co.	771
75	Cobalt International Energy, Inc. (a)	1,864
19	Concho Resources, Inc. (a)	2,067
118	CONSOL Energy, Inc.	3,971
9	Continental Resources, Inc. (a)	965
40	Exxon Mobil Corp.	3,442
55	Golar LNG Ltd., (Bermuda)	2,072
48	Gulfport Energy Corp. (a)	3,088
11	Hess Corp.	851
35	HollyFrontier Corp.	1,474
54	Laredo Petroleum Holdings, Inc. (a)	1,603
102	Marathon Oil Corp.	3,558
11	Murphy Oil Corp.	663
45	Newfield Exploration Co. (a)	1,232
41	Peabody Energy Corp.	707
51	QEP Resources, Inc.	1,412
49	Range Resources Corp.	3,719
288	SandRidge Energy, Inc. (a)	1,688
117	Spectra Energy Corp.	4,005
53	Teekay Corp., (Bermuda)	2,266
107	Williams Cos., Inc. (The)	3,890
149	WPX Energy, Inc. (a)	2,870

		52,582

	Total Energy	70,788

Financials — 1.6%
	Capital Markets — 0.2%
9	Affiliated Managers Group, Inc. (a)	1,644
210	American Capital Ltd. (a)	2,887
180	Charles Schwab Corp. (The)	3,805
96	E*TRADE Financial Corp. (a)	1,584
39	Lazard Ltd., (Bermuda), Class A	1,405
84	Legg Mason, Inc.	2,809
46	SEI Investments Co.	1,422
24	T. Rowe Price Group, Inc.	1,726
66	TD Ameritrade Holding Corp.	1,728

		19,010

	Commercial Banks — 0.9%
75	BB&T Corp.	2,531
41	Comerica, Inc.	1,612
36	First Republic Bank	1,679
134	KeyCorp	1,528
220	M&T Bank Corp.	24,622
370	Regions Financial Corp.	3,426
16	Signature Bank (a)	1,464
33	SVB Financial Group (a)	2,850
270	Synovus Financial Corp.	891
1,811	United Bankshares, Inc.	52,483
112	Zions Bancorporation	3,071

		96,157

	Consumer Finance — 0.0% (g)
22	American Express Co.	1,662
12	Capital One Financial Corp.	825

		2,487

	Diversified Financial Services — 0.1%
62	Bank of America Corp.	856
54	CME Group, Inc.	3,989
14	IntercontinentalExchange, Inc. (a)	2,540

		7,385

	Insurance — 0.4%
9	Alleghany Corp. (a)	3,687
16	American International Group, Inc.	778
29	Arch Capital Group Ltd., (Bermuda) (a)	1,570
87	Arthur J. Gallagher & Co.	3,798
42	Aspen Insurance Holdings Ltd., (Bermuda)	1,524
88	Brown & Brown, Inc.	2,825
53	Cincinnati Financial Corp.	2,500
20	Endurance Specialty Holdings Ltd., (Bermuda)	1,074
59	Fidelity National Financial, Inc., Class A	1,569
7	Markel Corp. (a)	3,624
19	Marsh & McLennan Cos., Inc.	828
46	Mercury General Corp.	2,222
95	Old Republic International Corp.	1,463
38	Principal Financial Group, Inc.	1,627

JPMorgan Alternative Strategies Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short Positions — Continued
	Insurance — Continued
22	ProAssurance Corp.	991
43	Reinsurance Group of America, Inc.	2,881
19	StanCorp Financial Group, Inc.	1,045
45	Torchmark Corp.	3,256
37	W.R. Berkley Corp.	1,586

		38,848

	Thrifts & Mortgage Finance — 0.0% (g)
238	New York Community Bancorp, Inc.	3,596

	Total Financials	167,483

Health Care — 1.1%
	Biotechnology — 0.1%
9	Alexion Pharmaceuticals, Inc. (a)	1,045
113	Ariad Pharmaceuticals, Inc. (a)	2,079
4	Biogen Idec, Inc. (a)	963
5	BioMarin Pharmaceutical, Inc. (a)	361
14	Gilead Sciences, Inc. (a)	880
25	Medivation, Inc. (a)	1,499
2	Regeneron Pharmaceuticals, Inc. (a)	626
28	Seattle Genetics, Inc. (a)	1,227
5	Vertex Pharmaceuticals, Inc. (a)	379

		9,059

	Health Care Equipment & Supplies — 0.2%
18	Becton, Dickinson & Co.	1,800
28	Cooper Cos., Inc. (The)	3,631
29	Covidien plc, (Ireland)	1,767
88	DENTSPLY International, Inc.	3,820
26	Edwards Lifesciences Corp. (a)	1,810
36	Hologic, Inc. (a)	744
15	IDEXX Laboratories, Inc. (a)	1,495
10	Intuitive Surgical, Inc. (a)	3,763
21	Sirona Dental Systems, Inc. (a)	1,406
27	Teleflex, Inc.	2,222
10	Varian Medical Systems, Inc. (a)	747

		23,205

	Health Care Providers & Services — 0.2%
51	Air Methods Corp.	2,172
82	Brookdale Senior Living, Inc. (a)	2,156
67	Catamaran Corp. (a)	3,079
10	Cigna Corp.	769
35	Community Health Systems, Inc.	1,452
13	DaVita HealthCare Partners, Inc. (a)	740
17	Health Net, Inc. (a)	539
16	Henry Schein, Inc. (a)	1,659
7	MEDNAX, Inc. (a)	703
70	Patterson Cos., Inc.	2,814
49	UnitedHealth Group, Inc.	3,509

		19,592

	Health Care Technology — 0.0% (g)
141	Allscripts Healthcare Solutions, Inc. (a)	2,097

	Life Sciences Tools & Services — 0.2%
75	Agilent Technologies, Inc.	3,844
9	Bio-Rad Laboratories, Inc., Class A (a)	1,058
52	Bruker Corp. (a)	1,074
17	Covance, Inc. (a)	1,470
3	Mettler-Toledo International, Inc. (a)	720
39	PerkinElmer, Inc.	1,472
138	QIAGEN N.V., (Netherlands) (a)	2,953
27	Techne Corp.	2,162

		14,753

	Pharmaceuticals — 0.4%
225	Actavis, Inc. (a)	32,400
42	Bristol-Myers Squibb Co.	1,944
86	Forest Laboratories, Inc. (a)	3,680
68	Hospira, Inc. (a)	2,667
24	Mallinckrodt plc, (Ireland) (a)	1,058
75	Merck & Co., Inc.	3,570
10	Salix Pharmaceuticals Ltd. (a)	669

		45,988

	Total Health Care	114,694

Industrials — 1.1%
	Aerospace & Defense — 0.2%
23	B/E Aerospace, Inc. (a)	1,698
39	Hexcel Corp. (a)	1,513
18	Precision Castparts Corp.	4,090
22	Rockwell Collins, Inc.	1,493
46	Spirit Aerosystems Holdings, Inc., Class A (a)	1,115
67	Textron, Inc.	1,850
27	TransDigm Group, Inc.	3,745
38	Triumph Group, Inc.	2,668
17	United Technologies Corp.	1,833

		20,005

	Air Freight & Logistics — 0.0% (g)
28	C.H. Robinson Worldwide, Inc.	1,668

	Airlines — 0.0% (g)
5	Copa Holdings S.A., (Panama), Class A	694
27	United Continental Holdings, Inc. (a)	829

		1,523

	Building Products — 0.0% (g)
22	Armstrong World Industries, Inc. (a)	1,209
42	Fortune Brands Home & Security, Inc.	1,749

JPMorgan Alternative Strategies Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short Positions — Continued
	Building Products — Continued
37	Owens Corning (a)	1,405

		4,363

	Commercial Services & Supplies — 0.2%
57	ADT Corp. (The) (a)	2,318
16	Cintas Corp.	819
37	Clean Harbors, Inc. (a)	2,170
87	Copart, Inc. (a)	2,766
99	Covanta Holding Corp.	2,117
107	Iron Mountain, Inc.	2,891
48	Republic Services, Inc.	1,601
14	Stericycle, Inc. (a)	1,616
86	Waste Connections, Inc.	3,905
43	Waste Management, Inc.	1,773

		21,976

	Construction & Engineering — 0.0% (g)
30	Chicago Bridge & Iron Co. N.V., (Netherlands)	2,033
27	Quanta Services, Inc. (a)	743

		2,776

	Electrical Equipment — 0.1%
60	Eaton Corp. plc, (Ireland)	4,130
8	Regal-Beloit Corp.	544
30	Roper Industries, Inc.	3,986

		8,660

	Industrial Conglomerates — 0.0% (g)
10	Carlisle Cos., Inc.	703

	Machinery — 0.3%
21	Caterpillar, Inc.	1,751
67	Donaldson Co., Inc.	2,555
89	Harsco Corp.	2,216
49	Kennametal, Inc.	2,234
22	Lincoln Electric Holdings, Inc.	1,466
62	Navistar International Corp. (a)	2,262
9	Nordson Corp.	663
61	Pentair Ltd., (Switzerland)	3,961
28	SPX Corp.	2,370
14	Timken Co.	845
9	Toro Co. (The)	489
18	WABCO Holdings, Inc. (a)	1,517
27	Wabtec Corp.	1,697
56	Xylem, Inc.	1,564

		25,590

	Professional Services — 0.1%
52	Equifax, Inc.	3,112
34	IHS, Inc., Class A (a)	3,882
17	Robert Half International, Inc.	663
59	Verisk Analytics, Inc., Class A (a)	3,833

		11,490

	Road & Rail — 0.1%
39	Avis Budget Group, Inc. (a)	1,124
32	Genesee & Wyoming, Inc., Class A (a)	2,975
22	J.B. Hunt Transport Services, Inc.	1,605
17	Kansas City Southern	1,859
19	Ryder System, Inc.	1,134

		8,697

	Trading Companies & Distributors — 0.1%
81	Air Lease Corp.	2,241
83	Fastenal Co.	4,171
43	GATX Corp.	2,043
18	MSC Industrial Direct Co., Inc., Class A	1,464

		9,919

	Total Industrials	117,370

Information Technology — 1.1%
	Communications Equipment — 0.0% (g)
17	F5 Networks, Inc. (a)	1,458
81	JDS Uniphase Corp. (a)	1,191
26	QUALCOMM, Inc.	1,751
67	Riverbed Technology, Inc. (a)	978

		5,378

	Computers & Peripherals — 0.1%
2	Apple, Inc.	953
37	Diebold, Inc.	1,086
51	NCR Corp. (a)	2,020
26	Stratasys Ltd. (a)	2,633
29	Western Digital Corp.	1,839

		8,531

	Electronic Equipment, Instruments & Components — 0.1%
9	Amphenol Corp., Class A	697
13	Anixter International, Inc. (a)	1,140
26	FEI Co.	2,283
18	Molex, Inc.	693
42	Tech Data Corp. (a)	2,096
62	Trimble Navigation Ltd. (a)	1,842

		8,751

	Internet Software & Services — 0.1%
31	Akamai Technologies, Inc. (a)	1,603
31	eBay, Inc. (a)	1,729
20	Equinix, Inc. (a)	3,673
28	IAC/InterActiveCorp.	1,531
77	Pandora Media, Inc. (a)	1,935

JPMorgan Alternative Strategies Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short Positions — Continued
	Internet Software & Services — Continued
79	Rackspace Hosting, Inc. (a)	4,168

		14,639

	IT Services — 0.2%
54	Automatic Data Processing, Inc.	3,909
12	Gartner, Inc. (a)	720
29	Global Payments, Inc.	1,481
33	Lender Processing Services, Inc.	1,098
3	MasterCard, Inc., Class A	2,018
20	Paychex, Inc.	813
31	Teradata Corp. (a)	1,719
106	VeriFone Systems, Inc. (a)	2,423
19	Visa, Inc., Class A	3,631

		17,812

	Semiconductors & Semiconductor Equipment — 0.2%
624	Advanced Micro Devices, Inc. (a)	2,371
103	Altera Corp.	3,828
128	Applied Materials, Inc.	2,245
41	Avago Technologies Ltd., (Singapore)	1,768
28	Cree, Inc. (a)	1,685
85	Fairchild Semiconductor International, Inc. (a)	1,181
40	Intel Corp.	917
18	Linear Technology Corp.	714
81	LSI Corp.	633
95	Microchip Technology, Inc.	3,828
83	PMC-Sierra, Inc. (a)	549
54	Silicon Laboratories, Inc. (a)	2,306
24	Skyworks Solutions, Inc. (a)	596
36	Xilinx, Inc.	1,687

		24,308

	Software — 0.4%
59	Adobe Systems, Inc. (a)	3,065
58	Autodesk, Inc. (a)	2,388
54	Citrix Systems, Inc. (a)	3,813
8	Concur Technologies, Inc. (a)	884
27	FactSet Research Systems, Inc.	2,946
105	Fortinet, Inc. (a)	2,127
28	MICROS Systems, Inc. (a)	1,398
38	NetSuite, Inc. (a)	4,102
143	Nuance Communications, Inc. (a)	2,673
31	Red Hat, Inc. (a)	1,430
85	Salesforce.com, Inc. (a)	4,412
57	SolarWinds, Inc. (a)	1,999
57	Splunk, Inc. (a)	3,422
43	Synopsys, Inc. (a)	1,621
61	TIBCO Software, Inc. (a)	1,561
22	VMware, Inc., Class A (a)	1,780

		39,621

	Total Information Technology	119,040

Materials — 0.5%
	Chemicals — 0.3%
38	Air Products & Chemicals, Inc.	4,050
18	Ashland, Inc.	1,665
31	E.I. du Pont de Nemours & Co.	1,815
21	Eastman Chemical Co.	1,636
55	FMC Corp.	3,944
23	Minerals Technologies, Inc.	1,135
18	Monsanto Co.	1,879
33	Praxair, Inc.	3,967
11	Rockwood Holdings, Inc.	736
5	Sherwin-Williams Co. (The)	911
19	Sigma-Aldrich Corp.	1,621
31	Westlake Chemical Corp.	3,244

		26,603

	Construction Materials — 0.0% (g)
33	Eagle Materials, Inc.	2,394
30	Martin Marietta Materials, Inc.	2,945

		5,339

	Containers & Packaging — 0.1%
47	Aptargroup, Inc.	2,826
35	Ball Corp.	1,571
70	Bemis Co., Inc.	2,730
36	Crown Holdings, Inc. (a)	1,522
102	MeadWestvaco Corp.	3,915

		12,564

	Metals & Mining — 0.1%
79	Allegheny Technologies, Inc.	2,411
19	Carpenter Technology Corp.	1,104
50	Cliffs Natural Resources, Inc.	1,025
19	Nucor Corp.	932

		5,472

	Total Materials	49,978

Telecommunication Services — 0.1%
	Diversified Telecommunication Services — 0.1%
18	AT&T, Inc.	609
24	CenturyLink, Inc.	753
56	Level 3 Communications, Inc. (a)	1,495
331	Windstream Holdings, Inc.	2,648

		5,505

	Wireless Telecommunication Services — 0.0% (g)
53	Crown Castle International Corp. (a)	3,870
8	SBA Communications Corp., Class A (a)	644

JPMorgan Alternative Strategies Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short Positions — Continued
	Wireless Telecommunication Services — Continued
16	Telephone & Data Systems, Inc.	473

		4,987

	Total Telecommunication Services	10,492

Utilities — 0.4%
	Electric Utilities — 0.2%
59	Duke Energy Corp.	3,940
48	NextEra Energy, Inc.	3,848
39	Northeast Utilities	1,609
78	NV Energy, Inc.	1,842
104	OGE Energy Corp.	3,753
148	Pepco Holdings, Inc.	2,732
63	Southern Co. (The)	2,594

		20,318

	Gas Utilities — 0.0% (g)
30	ONEOK, Inc.	1,599

	Independent Power Producers & Energy Traders — 0.1%
142	NRG Energy, Inc.	3,881

	Multi-Utilities — 0.1%
32	Alliant Energy Corp.	1,585
23	Ameren Corp.	801
31	Consolidated Edison, Inc.	1,709
66	Dominion Resources, Inc.	4,124
11	DTE Energy Co.	726
21	Sempra Energy	1,798
85	TECO Energy, Inc.	1,406
39	Wisconsin Energy Corp.	1,575

		13,724

	Water Utilities — 0.0% (g)
39	American Water Works Co., Inc.	1,610
56	Aqua America, Inc.	1,385

		2,995

	Total Utilities	42,517

	Total Short Positions (Proceeds $872,181)	$908,051

Percentages indicated are based on net assets.

JPMorgan Alternative Strategies Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL AMOUNT AT 09/30/13	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
2	E-mini MSCI EAFE	12/20/13	$181,520	$3,316

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
CVA	—	Dutch Certification
EAFE	—	Europe, Australasia, and Far East
MSCI	—	Morgan Stanley Capital International
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of September 30, 2013.

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc. or Security Capital Research Management, Incorporated.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.1%.
(j)	—	All or a portion of these securities are segregated for short sales.
(l)	—	The rate shown is the current yield as of September 30, 2013.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
^	—	All or a portion of the security is unsettled as of September 30, 2013. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.

As of September 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$247,742
Aggregate gross unrealized depreciation	(84,309)

Net unrealized appreciation/depreciation	$163,433

Federal income tax cost of investments	$10,274,836

JPMorgan Alternative Strategies Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Consumer Discretionary	$266,053	$29,370	$—	$295,423
Consumer Staples	52,935	11,991	—	64,926
Energy	73,156	4,308	—	77,464
Financials	262,058	96,654	—	358,712
Health Care	215,954	12,631	—	228,585
Industrials	123,640	43,600	—	167,240
Information Technology	117,046	21,690	—	138,736
Materials	47,540	11,479	—	59,019
Telecommunication Services	4,170	10,410	—	14,580
Utilities	48,446	5,854	—	54,300

Total Common Stocks	1,210,998	247,987	—	1,458,985

Debt Securities
Corporate Bonds
Consumer Discretionary	—	53,375	—	53,375
Consumer Staples	—	20,062	—	20,062
Financials	—	93,750	—	93,750
Health Care	—	8,025	—	8,025
Industrials	—	78,188	—	78,188
Information Technology	—	46,750	—	46,750
Telecommunication Services	—	58,231	—	58,231

Total Corporate Bonds	—	358,381	—	358,381

Exchange Traded Funds	27,363	—	—	27,363
Investment Companies	5,360,747	—	—	5,360,747
Loan Assignments
Consumer Discretionary	—	224,525	—	224,525
Health Care	—	38,500	—	38,500

Total Loan Assignments	—	263,025	—	263,025

Master Limited Partnerships	472,364	—	—	472,364
U.S. Treasury Obligations	—	898,459	—	898,459
Short-Term Investment
Investment Company	1,598,945	—	—	1,598,945

Total Investments in Securities	$8,670,417	$1,767,852	$—	$10,438,269

JPMorgan Alternative Strategies Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Liabilities
Common Stocks
Consumer Discretionary	$(169,109)	$—	$—	$(169,109)
Consumer Staples	(46,580)	—	—	(46,580)
Energy	(70,788)	—	—	(70,788)
Financials	(167,483)	—	—	(167,483)
Health Care	(114,694)	—	—	(114,694)
Industrials	(117,370)	—	—	(117,370)
Information Technology	(119,040)	—	—	(119,040)
Materials	(49,978)	—	—	(49,978)
Telecommunication Services	(10,492)	—	—	(10,492)
Utilities	(42,517)	—	—	(42,517)

Total Liabilities	$(908,051)	$—	$—	$(908,051)

Appreciation in Other Financial Instruments
Futures Contracts	$3,316	$—	$—	$3,316

JPMorgan Disciplined Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 98.5%
Consumer Discretionary — 15.3%
	Auto Components — 1.0%
288	Johnson Controls, Inc.	11,948
169	TRW Automotive Holdings Corp. (a)	12,044

		23,992

	Automobiles — 1.8%
638	Ford Motor Co.	10,763
906	General Motors Co. (a)	32,586

		43,349

	Hotels, Restaurants & Leisure — 1.6%
76	Darden Restaurants, Inc.	3,537
217	Marriott International, Inc., Class A	9,135
488	Royal Caribbean Cruises Ltd.	18,688
119	Starbucks Corp.	9,144

		40,504

	Household Durables — 0.7%
390	Lennar Corp., Class A	13,820
136	Toll Brothers, Inc. (a)	4,398

		18,218

	Internet & Catalog Retail — 0.8%
35	Amazon.com, Inc. (a) (m)	11,067
92	Expedia, Inc.	4,775
9	Netflix, Inc. (a)	2,783

		18,625

	Media — 3.9%
130	CBS Corp. (Non-Voting), Class B	7,149
801	Comcast Corp., Class A	36,161
123	DIRECTV (a)	7,343
56	DISH Network Corp., Class A	2,507
476	Time Warner, Inc.	31,344
179	Walt Disney Co. (The)	11,511

		96,015

	Multiline Retail — 1.8%
480	Macy’s, Inc.	20,783
165	Nordstrom, Inc.	9,245
233	Target Corp.	14,885

		44,913

	Specialty Retail — 2.8%
425	Home Depot, Inc. (The)	32,259
375	Lowe’s Cos., Inc.	17,851
185	TJX Cos., Inc.	10,449
162	Williams-Sonoma, Inc.	9,082

		69,641

	Textiles, Apparel & Luxury Goods — 0.9%
105	V.F. Corp.	20,982

	Total Consumer Discretionary	376,239

Consumer Staples — 8.0%
	Beverages — 1.2%
695	Coca-Cola Co. (The)	26,315
79	Molson Coors Brewing Co., Class B	3,965

		30,280

	Food & Staples Retailing — 1.5%
634	CVS Caremark Corp.	35,996
36	Safeway, Inc.	1,155

		37,151

	Food Products — 1.9%
379	Archer-Daniels-Midland Co. (m)	13,948
376	General Mills, Inc.	18,032
76	Kellogg Co.	4,464
280	Mondelez International, Inc., Class A	8,804

		45,248

	Household Products — 2.0%
161	Kimberly-Clark Corp.	15,151
441	Procter & Gamble Co. (The)	33,310

		48,461

	Tobacco — 1.4%
403	Philip Morris International, Inc.	34,875

	Total Consumer Staples	196,015

Energy — 10.2%
	Energy Equipment & Services — 3.5%
229	Baker Hughes, Inc. (m)	11,230
234	Cameron International Corp. (a)	13,647
390	Ensco plc, (United Kingdom), Class A	20,962
54	FMC Technologies, Inc. (a)	2,982
105	Noble Corp., (Switzerland)	3,981
367	Schlumberger Ltd.	32,455

		85,257

	Oil, Gas & Consumable Fuels — 6.7%
218	Anadarko Petroleum Corp. (m)	20,235
417	Chevron Corp.	50,656
502	Exxon Mobil Corp.	43,217
183	Marathon Oil Corp.	6,393
102	Marathon Petroleum Corp.	6,554
272	Occidental Petroleum Corp.	25,405
100	Phillips 66	5,788
87	Valero Energy Corp.	2,954

JPMorgan Disciplined Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Oil, Gas & Consumable Fuels — Continued
107	Williams Cos., Inc. (The)	3,883

		165,085

	Total Energy	250,342

Financials — 15.1%
	Capital Markets — 2.1%
64	Goldman Sachs Group, Inc. (The)	10,145
234	Invesco Ltd.	7,476
580	Morgan Stanley	15,639
259	State Street Corp.	17,043

		50,303

	Commercial Banks — 3.0%
110	BB&T Corp. (m)	3,712
25	CIT Group, Inc. (a)	1,224
54	Comerica, Inc.	2,107
138	PNC Financial Services Group, Inc. (The)	9,969
110	SunTrust Banks, Inc.	3,550
1,276	Wells Fargo & Co.	52,735

		73,297

	Consumer Finance — 0.9%
339	Capital One Financial Corp.	23,270

	Diversified Financial Services — 3.8%
2,474	Bank of America Corp. (m)	34,136
847	Citigroup, Inc.	41,101
104	IntercontinentalExchange, Inc. (a)	18,868

		94,105

	Insurance — 4.0%
211	ACE Ltd., (Switzerland)	19,762
111	Aflac, Inc. (m)	6,893
93	Aon plc, (United Kingdom)	6,908
82	Berkshire Hathaway, Inc., Class B (a) (m)	9,319
304	Hartford Financial Services Group, Inc.	9,464
720	MetLife, Inc.	33,822
32	PartnerRe Ltd., (Bermuda)	2,948
121	Prudential Financial, Inc.	9,467

		98,583

	Real Estate Investment Trusts (REITs) — 1.2%
155	American Homes 4 Rent, Class A (a) (m)	2,508
296	Apartment Investment & Management Co., Class A (m)	8,267
35	Camden Property Trust	2,157
99	Post Properties, Inc.	4,462
37	Simon Property Group, Inc.	5,455
111	Ventas, Inc.	6,814

		29,663

	Real Estate Management & Development — 0.1%
114	St. Joe Co. (The) (a)	2,227

	Total Financials	371,448

Health Care — 12.1%
	Biotechnology — 2.6%
117	Alexion Pharmaceuticals, Inc. (a) (m)	13,533
97	Biogen Idec, Inc. (a) (m)	23,354
137	Celgene Corp. (a)	21,114
86	Vertex Pharmaceuticals, Inc. (a)	6,490

		64,491

	Health Care Equipment & Supplies — 0.6%
71	Abbott Laboratories (m)	2,350
188	Baxter International, Inc. (m)	12,369
14	Covidien plc, (Ireland)	840

		15,559

	Health Care Providers & Services — 2.7%
103	Cigna Corp.	7,901
115	DaVita HealthCare Partners, Inc. (a)	6,526
239	Humana, Inc.	22,308
398	UnitedHealth Group, Inc.	28,471

		65,206

	Life Sciences Tools & Services — 0.2%
22	Mettler-Toledo International, Inc. (a)	5,330

	Pharmaceuticals — 6.0%
140	Allergan, Inc. (m)	12,699
814	Bristol-Myers Squibb Co. (m)	37,663
865	Johnson & Johnson	75,022
303	Merck & Co., Inc.	14,433
64	Valeant Pharmaceuticals International, Inc. (a)	6,625

		146,442

	Total Health Care	297,028

Industrials — 12.4%
	Aerospace & Defense — 2.9%
126	Honeywell International, Inc.	10,422
18	Rockwell Collins, Inc.	1,235
276	Textron, Inc.	7,620
492	United Technologies Corp.	53,092

		72,369

	Airlines — 0.7%
430	Delta Air Lines, Inc.	10,141

JPMorgan Disciplined Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Airlines — Continued
462	Southwest Airlines Co.	6,727

		16,868

	Building Products — 0.5%
529	Masco Corp.	11,246

	Construction & Engineering — 1.8%
539	Fluor Corp.	38,279
158	KBR, Inc.	5,161

		43,440

	Electrical Equipment — 0.6%
242	Emerson Electric Co.	15,642

	Industrial Conglomerates — 1.2%
81	3M Co.	9,613
819	General Electric Co.	19,561

		29,174

	Machinery — 2.0%
84	Caterpillar, Inc.	7,028
87	Deere & Co.	7,056
20	Flowserve Corp.	1,254
502	PACCAR, Inc.	27,945
68	SPX Corp.	5,744

		49,027

	Road & Rail — 2.4%
873	CSX Corp.	22,474
264	Norfolk Southern Corp.	20,428
105	Union Pacific Corp.	16,276

		59,178

	Trading Companies & Distributors — 0.3%
29	W.W. Grainger, Inc.	7,459

	Total Industrials	304,403

Information Technology — 18.0%
	Communications Equipment — 2.7%
1,681	Cisco Systems, Inc.	39,366
418	QUALCOMM, Inc.	28,156

		67,522

	Computers & Peripherals — 3.7%
143	Apple, Inc. (m)	68,370
659	Hewlett-Packard Co.	13,826
127	SanDisk Corp.	7,528

		89,724

	Internet Software & Services — 2.9%
206	eBay, Inc. (a)	11,487
64	Google, Inc., Class A (a)	56,488
13	LinkedIn Corp., Class A (a)	3,248

		71,223

	IT Services — 2.2%
151	Cognizant Technology Solutions Corp., Class A (a)	12,375
100	International Business Machines Corp.	18,481
119	Visa, Inc., Class A	22,703

		53,559

	Office Electronics — 0.2%
449	Xerox Corp.	4,618

	Semiconductors & Semiconductor Equipment — 1.8%
106	Avago Technologies Ltd., (Singapore)	4,562
286	Broadcom Corp., Class A	7,434
218	Freescale Semiconductor Ltd. (a)	3,633
153	KLA-Tencor Corp.	9,316
87	Lam Research Corp. (a)	4,457
500	ON Semiconductor Corp. (a)	3,648
181	Teradyne, Inc. (a)	2,987
163	Xilinx, Inc.	7,615

		43,652

	Software — 4.5%
116	Adobe Systems, Inc. (a) (m)	6,004
222	CA, Inc.	6,599
94	Citrix Systems, Inc. (a)	6,638
1,714	Microsoft Corp.	57,107
937	Oracle Corp.	31,085
163	Symantec Corp.	4,044

		111,477

	Total Information Technology	441,775

Materials — 3.1%
	Chemicals — 1.5%
44	Air Products & Chemicals, Inc. (m)	4,735
111	Axiall Corp. (m)	4,183
555	Dow Chemical Co. (The)	21,293
108	E.I. du Pont de Nemours & Co.	6,336

		36,547

	Containers & Packaging — 0.4%
242	Ball Corp. (m)	10,870

	Metals & Mining — 1.2%
767	Alcoa, Inc. (m)	6,228
434	Freeport-McMoRan Copper & Gold, Inc.	14,353
128	Nucor Corp.	6,270

JPMorgan Disciplined Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Metals & Mining — Continued
92	United States Steel Corp.	1,884

		28,735

	Total Materials	76,152

Telecommunication Services — 1.3%
	Diversified Telecommunication Services — 1.3%
721	Verizon Communications, Inc.	33,619

Utilities — 3.0%
	Electric Utilities — 2.2%
262	Edison International	12,063
288	NextEra Energy, Inc.	23,080
678	Xcel Energy, Inc.	18,717

		53,860

	Gas Utilities — 0.2%
53	National Fuel Gas Co.	3,644
74	Questar Corp.	1,667

		5,311

	Multi-Utilities — 0.6%
507	CMS Energy Corp.	13,341
27	DTE Energy Co.	1,762

		15,103

	Total Utilities	74,274

	Total Common Stocks (Cost $2,121,318)	2,421,295

PRINCIPAL AMOUNT($)
Short-Term Investments — 1.0%
	U.S. Treasury Obligation — 0.1%
2,835	U.S. Treasury Bills, 0.055%, 11/14/13 (k) (m) (n) (Cost $2,835)	2,836

SHARES
	Investment Company — 0.9%
21,313	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (m) (Cost $21,313)	21,313

	Total Short-Term Investments (Cost $24,148)	24,149

	Total Investments — 99.5% (Cost $2,145,466)	2,445,444
	Other Assets in Excess of Liabilities — 0.5%	11,077

	NET ASSETS — 100.0%	$2,456,521

Percentages indicated are based on net assets.

JPMorgan Disciplined Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 09/30/13	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
371	E-mini S&P 500	12/20/13	$31,058	$(65)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	—	All or portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	—	The rate shown is the current yield as of September 30, 2013.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(n)	—	The rate shown is the effective yield at the date of purchase.

As of September 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$314,131
Aggregate gross unrealized depreciation	(14,153)

Net unrealized appreciation/depreciation	$299,978

Federal income tax cost of investments	$2,145,466

JPMorgan Disciplined Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$2,442,608	$2,836	$—	$2,445,444
Depreciation in Other Financial Instruments
Futures Contracts	$(65)	$—	$—	$(65)

(a)	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually on the SOI. Level 2 consists of a U.S. Treasury Bill that is held for futures collateral. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers between any levels during the period ended September 30, 2013.

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 56.3%
Consumer Discretionary — 8.8%
	Auto Components — 0.4%
6	Continental AG, (Germany)	958
16	Dana Holding Corp.	361
4	Halla Visteon Climate Control Corp., (South Korea)	134
1	Hyundai Mobis, (South Korea)	277
27	Johnson Controls, Inc.	1,134
78	Kenda Rubber Industrial Co., Ltd., (Taiwan)	156
22	Stoneridge, Inc. (a)	237
3	Tower International, Inc. (a)	60
5	TRW Automotive Holdings Corp. (a)	334
7	Valeo S.A., (France)	621

		4,272

	Automobiles — 1.4%
364	Astra International Tbk PT, (Indonesia)	203
47	Ford Motor Co.	795
8	Ford Otomotiv Sanayi A.S., (Turkey)	106
265	Geely Automobile Holdings Ltd., (Hong Kong)	137
97	General Motors Co. (a)	3,482
68	Great Wall Motor Co., Ltd., (China), Class H	369
27	Harley-Davidson, Inc.	1,724
50	Honda Motor Co., Ltd., (Japan)	1,892
3	Hyundai Motor Co., (South Korea)	785
9	Kia Motors Corp., (South Korea)	563
15	Tata Motors Ltd., (India), ADR	399
2	Tesla Motors, Inc. (a)	420
24	Tofas Turk Otomobil Fabrikasi A.S., (Turkey)	148
41	Toyota Motor Corp., (Japan)	2,617

		13,640

	Distributors — 0.1%
7	Genuine Parts Co.	590
18	Imperial Holdings Ltd., (South Africa)	381
3	Stock Building Supply Holdings, Inc. (a)	33

		1,004

	Diversified Consumer Services — 0.1%
8	H&R Block, Inc.	219
1	Mac-Gray Corp.	13
3	Outerwall, Inc. (a)	130
2	Regis Corp.	29
11	Service Corp. International	205
6	Strayer Education, Inc.	253

		849

	Hotels, Restaurants & Leisure — 1.1%
17	Accor S.A., (France)	690
20	Apollo Global Management LLC, Class A	551
1	Biglari Holdings, Inc. (a)	206
7	Brinker International, Inc.	280
1	CEC Entertainment, Inc.	50
14	ClubCorp Holdings, Inc. (a)	207
2	Darden Restaurants, Inc.	99
5	Dunkin’ Brands Group, Inc.	204
40	InterContinental Hotels Group plc, (United Kingdom)	1,180
2	Interval Leisure Group, Inc.	47
– (h)	Jack in the Box, Inc. (a)	12
7	Kangwon Land, Inc., (South Korea)	173
10	Las Vegas Sands Corp.	678
17	Marriott International, Inc., Class A	708
8	McDonald’s Corp.	785
11	MGM Resorts International (a)	223
2	Red Robin Gourmet Burgers, Inc. (a)	142
24	Royal Caribbean Cruises Ltd.	920
198	Sands China Ltd., (Hong Kong)	1,226
148	SJM Holdings Ltd., (Hong Kong)	417
12	Sodexo, (France)	1,099
10	Sonic Corp. (a)	176
3	Starbucks Corp.	253
8	Town Sports International Holdings, Inc.	100
4	Wyndham Worldwide Corp.	226
11	Yum! Brands, Inc.	766

		11,418

	Household Durables — 0.5%
27	Arcelik A.S., (Turkey)	159
16	Brookfield Residential Properties, Inc., (Canada) (a)	359
2	CSS Industries, Inc.	39
27	Electrolux AB, (Sweden), Series B,	694
42	Even Construtora e Incorporadora S.A., (Brazil)	161
10	Ez Tec Empreendimentos e Participacoes S.A., (Brazil)	142
5	Jarden Corp. (a)	218
2	Leggett & Platt, Inc.	66
18	Lennar Corp., Class A	653
3	Lifetime Brands, Inc.	43
7	Mohawk Industries, Inc. (a)	875
– (h)	NACCO Industries, Inc., Class A	22

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Household Durables — Continued
– (h)	NVR, Inc. (a)	125
18	PulteGroup, Inc.	294
63	Sekisui Chemical Co., Ltd., (Japan)	643
362	Skyworth Digital Holdings Ltd., (Hong Kong)	173
12	Toll Brothers, Inc. (a)	381
1	WCI Communities, Inc. (a)	9
2	Whirlpool Corp.	234
1	William Lyon Homes, Class A (a)	14

		5,304

	Internet & Catalog Retail — 0.5%
8	Amazon.com, Inc. (a)	2,499
17	Expedia, Inc.	886
1	GS Home Shopping, Inc., (South Korea)	172
– (h)	Netflix, Inc. (a)	77
14	PetMed Express, Inc.	220
1	priceline.com, Inc. (a)	1,400

		5,254

	Media — 1.8%
21	CBS Corp. (Non-Voting), Class B	1,132
20	Clear Channel Outdoor Holdings, Inc., Class A (a)	162
89	Comcast Corp., Class A	4,035
10	CTC Media, Inc., (Russia)	105
20	Digital Generation, Inc. (a)	260
11	DIRECTV (a)	682
25	DISH Network Corp., Class A	1,133
22	Entercom Communications Corp., Class A (a)	191
8	Harte-Hanks, Inc.	67
2	Nexstar Broadcasting Group, Inc., Class A	94
32	Pearson plc, (United Kingdom)	661
1	Sinclair Broadcast Group, Inc., Class A	34
12	Time Warner Cable, Inc.	1,290
68	Time Warner, Inc.	4,490
9	Viacom, Inc., Class B	710
22	Walt Disney Co. (The)	1,431
– (h)	Washington Post Co. (The), Class B	61
53	WPP plc, (United Kingdom)	1,083

		17,621

	Multiline Retail — 0.4%
3	Bon-Ton Stores, Inc. (The)	27
4	Dillard’s, Inc., Class A	305
19	Kohl’s Corp.	978
30	Macy’s, Inc.	1,283
75	Marks & Spencer Group plc, (United Kingdom)	602
5	Nordstrom, Inc.	279
11	Target Corp.	735

		4,209

	Specialty Retail — 1.6%
2	ANN, Inc. (a)	80
4	AutoZone, Inc. (a)	1,518
10	Bed Bath & Beyond, Inc. (a)	774
535	Belle International Holdings Ltd., (Hong Kong)	778
4	Brown Shoe Co., Inc.	91
5	Children’s Place Retail Stores, Inc. (The) (a)	307
3	Conn’s, Inc. (a)	171
1	Express, Inc. (a)	28
16	GameStop Corp., Class A	783
15	Gap, Inc. (The)	620
– (h)	Groupe Fnac, (France) (a)	10
2	hhgregg, Inc. (a)	27
58	Home Depot, Inc. (The)	4,411
130	Kingfisher plc, (United Kingdom)	811
35	Lowe’s Cos., Inc.	1,675
15	Office Depot, Inc. (a)	70
7	O’Reilly Automotive, Inc. (a)	940
9	PetSmart, Inc.	694
– (h)	Rent-A-Center, Inc.	15
3	Stein Mart, Inc.	36
19	TJX Cos., Inc.	1,079
2	Trans World Entertainment Corp.	10
16	Williams-Sonoma, Inc.	884

		15,812

	Textiles, Apparel & Luxury Goods — 0.9%
490	Bosideng International Holdings Ltd., (Hong Kong)	118
30	Burberry Group plc, (United Kingdom)	806
16	Cie Financiere Richemont S.A., (Switzerland)	1,607
12	Grendene S.A., (Brazil)	107
11	Hanesbrands, Inc.	710
4	Iconix Brand Group, Inc. (a)	133
3	Kering, (France)	678
11	Lululemon Athletica, Inc., (Canada) (a)	796
4	LVMH Moet Hennessy Louis Vuitton S.A., (France)	808
14	Michael Kors Holdings Ltd., (Hong Kong) (a)	1,057

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Textiles, Apparel & Luxury Goods — Continued
191	Pou Chen Corp., (Taiwan)	222
2	Unifi, Inc. (a)	47
6	V.F. Corp.	1,152
10	Wolverine World Wide, Inc.	594

		8,835

	Total Consumer Discretionary	88,218

Consumer Staples — 3.9%
	Beverages — 0.8%
9	Anheuser-Busch InBev N.V., (Belgium)	902
18	Cia de Bebidas das Americas (Preference Shares), (Brazil), ADR	689
54	Coca-Cola Co. (The)	2,027
2	Constellation Brands, Inc., Class A (a)	130
15	Diageo plc, (United Kingdom)	476
5	Diageo plc, (United Kingdom), ADR	648
14	Dr. Pepper Snapple Group, Inc.	632
6	Molson Coors Brewing Co., Class B	305
12	PepsiCo, Inc.	961
4	Pernod Ricard S.A., (France)	497
18	SABMiller plc, (United Kingdom)	902

		8,169

	Food & Staples Retailing — 0.8%
– (h)	Arden Group, Inc., Class A	26
8	Cia Brasileira de Distribuicao Grupo Pao de Acucar (Preference Shares), (Brazil), ADR	374
25	Clicks Group Ltd., (South Africa)	137
31	CVS Caremark Corp.	1,774
9	Eurocash S.A., (Poland)	134
14	Kroger Co. (The)	569
4	Magnit OJSC, (Russia), Reg. S, GDR	235
95	Rite Aid Corp. (a)	450
3	Roundy’s, Inc.	29
1	Safeway, Inc.	32
27	Seven & I Holdings Co., Ltd., (Japan)	1,001
14	SUPERVALU, Inc. (a)	118
110	Tesco plc, (United Kingdom)	638
29	Walgreen Co.	1,566
8	Wal-Mart Stores, Inc.	599

		7,682

	Food Products — 1.0%
45	Archer-Daniels-Midland Co.	1,648
23	AVI Ltd., (South Africa)	136
2	B&G Foods, Inc.	66
2	Campbell Soup Co.	65
280	Chaoda Modern Agriculture Holdings Ltd., (Hong Kong) (a) (i)	—
3	Chiquita Brands International, Inc. (a)	41
6	ConAgra Foods, Inc.	182
25	General Mills, Inc.	1,183
202	Indofood Sukses Makmur Tbk PT, (Indonesia)	123
2	Ingredion, Inc.	119
2	Kellogg Co.	124
4	M. Dias Branco S.A., (Brazil)	202
38	Mondelez International, Inc., Class A	1,185
20	Nestle S.A., (Switzerland)	1,429
12	Pilgrim’s Pride Corp. (a)	208
3	Pinnacle Foods, Inc.	82
1	Sanderson Farms, Inc.	72
1	Seneca Foods Corp., Class A (a)	21
6	Tiger Brands Ltd., (South Africa)	173
2	TreeHouse Foods, Inc. (a)	154
7	Tyson Foods, Inc., Class A	189
53	Unilever N.V., (Netherlands), CVA	2,033
239	Uni-President Enterprises Corp., (Taiwan)	445

		9,880

	Household Products — 0.5%
7	Colgate-Palmolive Co.	400
2	Energizer Holdings, Inc.	182
9	Kimberly-Clark Corp.	822
49	Procter & Gamble Co. (The)	3,675
2	Spectrum Brands Holdings, Inc.	125

		5,204

	Personal Products — 0.0% (g)
– (h)	Herbalife Ltd., (Cayman Islands)	21
2	Nu Skin Enterprises, Inc., Class A	230
4	Prestige Brands Holdings, Inc. (a)	105
1	USANA Health Sciences, Inc. (a)	113

		469

	Tobacco — 0.8%
6	Altria Group, Inc.	210
40	British American Tobacco plc, (United Kingdom)	2,107
17	Imperial Tobacco Group plc, (United Kingdom)	632
58	Japan Tobacco, Inc., (Japan)	2,098
6	KT&G Corp., (South Korea)	454

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Tobacco — Continued
4	Lorillard, Inc.	161
24	Philip Morris International, Inc.	2,111
5	Universal Corp.	234

		8,007

	Total Consumer Staples	39,411

Energy — 5.1%
	Energy Equipment & Services — 1.0%
11	Baker Hughes, Inc.	543
9	Cal Dive International, Inc. (a)	19
14	Cameron International Corp. (a)	790
1	Dawson Geophysical Co. (a)	29
3	Diamond Offshore Drilling, Inc.	181
7	Dril-Quip, Inc. (a)	754
19	Ensco plc, (United Kingdom), Class A	1,014
7	Exterran Holdings, Inc. (a)	179
1	FMC Technologies, Inc. (a)	82
21	Frank’s International N.V., (Netherlands) (a)	627
6	Halliburton Co.	265
5	Helix Energy Solutions Group, Inc. (a)	132
3	Noble Corp., (Switzerland)	110
6	Oceaneering International, Inc.	507
– (h)	Parker Drilling Co. (a)	2
22	Petrofac Ltd., (United Kingdom)	502
42	Schlumberger Ltd.	3,687
3	SEACOR Holdings, Inc.	253
5	Technip S.A., (France)	641

		10,317

	Oil, Gas & Consumable Fuels — 4.1%
21	Anadarko Petroleum Corp.	1,984
6	Apache Corp.	534
130	BG Group plc, (United Kingdom)	2,489
19	Cabot Oil & Gas Corp.	703
7	Cheniere Energy, Inc. (a)	226
39	Chevron Corp.	4,740
699	China Petroleum & Chemical Corp., (China), Class H	548
164	China Shenhua Energy Co., Ltd., (China), Class H	499
– (h)	Clayton Williams Energy, Inc. (a)	21
621	CNOOC Ltd., (China)	1,258
6	Concho Resources, Inc. (a)	612
24	ConocoPhillips	1,700
1	Contango Oil & Gas Co.	18
5	Delek U.S. Holdings, Inc.	108
16	Devon Energy Corp.	930
35	Dragon Oil plc, (United Arab Emirates)	331
5	Energen Corp.	344
4	EOG Resources, Inc.	685
8	EPL Oil & Gas, Inc. (a)	297
4	Equal Energy Ltd.	19
64	Exxon Mobil Corp.	5,481
11	Lukoil OAO, (Russia), ADR	722
15	Marathon Oil Corp.	524
14	Marathon Petroleum Corp.	870
13	NuStar GP Holdings LLC	292
27	Occidental Petroleum Corp.	2,529
73	Oil & Natural Gas Corp., Ltd., (India)	312
11	Oil India Ltd., (India)	74
16	PBF Energy, Inc.	357
11	Petroleo Brasileiro S.A., (Brazil), ADR	164
5	PetroQuest Energy, Inc. (a)	18
30	Phillips 66	1,749
53	Polskie Gornictwo Naftowe i Gazownictwo S.A., (Poland)	104
14	QEP Resources, Inc.	399
29	Repsol S.A., (Spain)	730
3	REX American Resources Corp. (a)	95
62	Rosneft OAO, (Russia), Reg. S, GDR	501
83	Royal Dutch Shell plc, (Netherlands), Class A	2,732
8	Southwestern Energy Co. (a)	276
3	Stone Energy Corp. (a)	84
11	Tatneft OAO, (Russia), ADR	444
7	Teekay Corp., (Bermuda)	308
18	Total S.A., (France)	1,063
59	Tullow Oil plc, (United Kingdom)	981
13	Tupras Turkiye Petrol Rafinerileri A.S., (Turkey)	273
2	Vaalco Energy, Inc. (a)	13
7	Valero Energy Corp.	248
8	W&T Offshore, Inc.	149
6	Western Refining, Inc.	186
– (h)	Westmoreland Coal Co. (a)	3
19	Williams Cos., Inc. (The)	675

		40,402

	Total Energy	50,719

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
Financials — 11.0%
	Capital Markets — 1.3%
4	Affiliated Managers Group, Inc. (a)	643
15	Ameriprise Financial, Inc.	1,376
1	Arlington Asset Investment Corp., Class A	28
– (h)	Artisan Partners Asset Management, Inc.	16
29	Credit Suisse Group AG, (Switzerland) (a)	884
2	FBR & Co. (a)	40
1	Federated Investors, Inc., Class B	19
8	Goldman Sachs Group, Inc. (The)	1,334
46	Invesco Ltd.	1,466
14	Investment Technology Group, Inc. (a)	212
11	Lazard Ltd., (Bermuda), Class A	385
18	Legg Mason, Inc.	612
64	Morgan Stanley	1,722
69	Nomura Holdings, Inc., (Japan)	540
9	Northern Trust Corp.	506
13	State Street Corp.	854
3	T. Rowe Price Group, Inc.	245
7	TD Ameritrade Holding Corp.	184
109	UBS AG, (Switzerland) (a)	2,240

		13,306

	Commercial Banks — 3.5%
1	1st Source Corp.	32
34	Australia & New Zealand Banking Group Ltd., (Australia)	966
3	BancFirst Corp.	141
52	Banco Bilbao Vizcaya Argentaria S.A., (Spain)	579
36	Banco do Brasil S.A., (Brazil)	420
6	BancorpSouth, Inc.	110
1,220	Bank of China Ltd., (China), Class H	558
266	Bank Rakyat Indonesia Persero Tbk PT, (Indonesia)	166
1	Banner Corp.	46
205	Barclays plc, (United Kingdom)	874
3	BB&T Corp.	103
2	BBCN Bancorp, Inc.	26
25	BNP Paribas S.A., (France)	1,707
2	Cathay General Bancorp	49
7	Central Pacific Financial Corp.	127
1	Chemical Financial Corp.	22
1,840	China Construction Bank Corp., (China), Class H	1,418
227	China Merchants Bank Co., Ltd., (China), Class H	413
157	China Minsheng Banking Corp., Ltd., (China), Class H	188
1	CIT Group, Inc. (a)	34
– (h)	Citizens & Northern Corp.	8
1	City Holding Co.	56
2	CoBiz Financial, Inc.	16
1	Comerica, Inc.	59
4	Commercial International Bank Egypt SAE, (Egypt), Reg. S, GDR	19
10	CVB Financial Corp.	130
24	Danske Bank A/S, (Denmark) (a)	519
10	DGB Financial Group, Inc., (South Korea)	144
15	First Commonwealth Financial Corp.	116
1	First Financial Bancorp	20
39	First Gulf Bank PJSC, (United Arab Emirates)	176
1	First Interstate Bancsystem, Inc.	27
1	First Merchants Corp.	10
8	First Republic Bank	382
4	FNB Corp.	44
1	Guaranty Bancorp	8
– (h)	Home Federal Bancorp, Inc.	1
323	HSBC Holdings plc, (United Kingdom)	3,498
2,048	Industrial & Commercial Bank of China Ltd., (China), Class H	1,431
54	Itau Unibanco Holding S.A. (Preference Shares), (Brazil), ADR	763
292	Krung Thai Bank PCL, (Thailand)	182
5	M&T Bank Corp.	582
1	MainSource Financial Group, Inc.	21
1	MetroCorp Bancshares, Inc.	14
192	Mitsubishi UFJ Financial Group, Inc., (Japan)	1,230
10	National Bank Holdings Corp., Class A	203
6	OFG Bancorp, (Puerto Rico)	99
1	OmniAmerican Bancorp, Inc. (a)	20
18	OTP Bank plc, (Hungary)	353
2	PacWest Bancorp	55
14	PNC Financial Services Group, Inc. (The)	1,029
4	Popular, Inc., (Puerto Rico) (a)	97
42	Powszechna Kasa Oszczednosci Bank Polski S.A., (Poland)	504
9	Punjab National Bank, (India)	69
58	Sberbank of Russia, (Russia), ADR	695

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Commercial Banks — Continued
1	Sierra Bancorp	8
6	Signature Bank (a)	529
2	Simmons First National Corp., Class A	47
6	Southwest Bancorp, Inc. (a)	84
56	Standard Chartered plc, (United Kingdom)	1,339
1	StellarOne Corp.	13
3	Suffolk Bancorp (a)	55
25	Sumitomo Mitsui Financial Group, Inc., (Japan)	1,219
26	SunTrust Banks, Inc.	834
3	Susquehanna Bancshares, Inc.	43
1	SVB Financial Group (a)	52
35	Swedbank AB, (Sweden), Class A	816
6	TCF Financial Corp.	79
89	Turkiye Garanti Bankasi A.S., (Turkey)	350
39	Turkiye Halk Bankasi A.S., (Turkey)	289
103	Turkiye Is Bankasi, (Turkey), Class C	272
21	U.S. Bancorp	779
1	UMB Financial Corp.	43
9	Union First Market Bankshares Corp.	208
1	Webster Financial Corp.	13
178	Wells Fargo & Co.	7,360
2	West Bancorporation, Inc.	23
1	Westamerica Bancorporation	35
4	Wilshire Bancorp, Inc.	30
35	Woori Finance Holdings Co., Ltd., (South Korea)	410

		35,489

	Consumer Finance — 0.5%
3	American Express Co.	257
42	Capital One Financial Corp.	2,889
127	Compartamos S.A.B. de C.V., (Mexico)	236
17	Discover Financial Services	839
2	Nelnet, Inc., Class A	92
2	Portfolio Recovery Associates, Inc. (a)	108
2	World Acceptance Corp. (a)	198

		4,619

	Diversified Financial Services — 1.4%
39	African Bank Investments Ltd., (South Africa)	65
290	Bank of America Corp.	4,009
92	Citigroup, Inc.	4,451
7	Deutsche Boerse AG, (Germany)	516
141	FirstRand Ltd., (South Africa)	469
319	Fubon Financial Holding Co., Ltd., (Taiwan)	441
78	ING Groep N.V., (Netherlands), CVA (a)	880
10	IntercontinentalExchange, Inc. (a)	1,884
3	Marlin Business Services Corp.	70
12	Moody’s Corp.	833
36	Rural Electrification Corp. Ltd., (India)	109

		13,727

	Insurance — 2.9%
41	ACE Ltd., (Switzerland)	3,869
8	Aflac, Inc. (m)	502
1	Alleghany Corp. (a)	468
13	Allianz SE, (Germany)	1,972
3	Allied World Assurance Co. Holdings AG, (Switzerland)	298
15	Allstate Corp. (The)	733
7	American Equity Investment Life Holding Co.	149
19	American International Group, Inc.	900
27	Amtrust Financial Services, Inc.	1,055
5	Aon plc, (United Kingdom)	366
1	Aspen Insurance Holdings Ltd., (Bermuda)	22
30	Assicurazioni Generali S.p.A., (Italy)	592
63	AXA S.A., (France)	1,458
– (h)	Berkshire Hathaway, Inc., Class A (a)	511
2	Berkshire Hathaway, Inc., Class B (a)	259
23	CNO Financial Group, Inc.	327
2	Everest Re Group Ltd., (Bermuda)	233
1	Global Indemnity plc, (Ireland) (a)	13
36	Hartford Financial Services Group, Inc.	1,116
6	Lincoln National Corp.	239
29	Loews Corp.	1,337
25	Marsh & McLennan Cos., Inc.	1,076
43	MetLife, Inc.	2,040
1	Navigators Group, Inc. (The) (a)	64
23	Old Republic International Corp.	356
1	PartnerRe Ltd., (Bermuda)	81
93	Ping An Insurance Group Co. of China Ltd., (China), Class H	692
2	Platinum Underwriters Holdings Ltd., (Bermuda)	140
14	Porto Seguro S.A., (Brazil)	172
3	Powszechny Zaklad Ubezpieczen S.A., (Poland)	411
1	Primerica, Inc.	56
2	ProAssurance Corp.	90
12	Prudential Financial, Inc.	901
117	Prudential plc, (United Kingdom)	2,173

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Insurance — Continued
6	RenaissanceRe Holdings Ltd., (Bermuda)	588
– (h)	Stewart Information Services Corp.	10
22	Sul America S.A., (Brazil)	156
8	Swiss Re AG, (Switzerland) (a)	691
13	Travelers Cos., Inc. (The)	1,136
19	Unum Group	566
7	W.R. Berkley Corp.	283
3	Zurich Insurance Group AG, (Switzerland) (a)	824

		28,925

	Real Estate Investment Trusts (REITs) — 0.8%
14	American Homes 4 Rent, Class A (a)	233
17	American Residential Properties, Inc. (a)	301
5	American Tower Corp.	356
36	Annaly Capital Management, Inc.	411
10	Anworth Mortgage Asset Corp.	47
8	Apartment Investment & Management Co., Class A	230
1	Ashford Hospitality Trust, Inc.	12
– (h)	Associated Estates Realty Corp.	6
1	BioMed Realty Trust, Inc.	22
1	Camden Property Trust	60
11	Capstead Mortgage Corp.	133
3	CBL & Associates Properties, Inc.	50
8	CoreSite Realty Corp.	265
1	Cousins Properties, Inc.	7
4	CYS Investments, Inc.	28
5	DCT Industrial Trust, Inc.	39
3	DiamondRock Hospitality Co.	30
1	EastGroup Properties, Inc.	71
2	EPR Properties	78
1	Equity Lifestyle Properties, Inc.	31
13	Excel Trust, Inc.	155
5	Extra Space Storage, Inc.	220
1	FelCor Lodging Trust, Inc. (a)	9
1	First Industrial Realty Trust, Inc.	15
2	Franklin Street Properties Corp.	31
5	GEO Group, Inc. (The)	166
122	Goodman Group, (Australia)	557
1	Home Properties, Inc.	81
5	Hospitality Properties Trust	141
4	LTC Properties, Inc.	159
1	National Retail Properties, Inc.	29
3	Pennsylvania Real Estate Investment Trust	50
4	Post Properties, Inc.	183
5	Potlatch Corp.	198
– (h)	PS Business Parks, Inc.	30
6	RAIT Financial Trust	45
5	Ramco-Gershenson Properties Trust	75
10	Rayonier, Inc.	556
7	Redwood Trust, Inc.	146
9	RLJ Lodging Trust	200
1	Saul Centers, Inc.	51
4	Simon Property Group, Inc.	534
13	Starwood Property Trust, Inc.	314
3	Strategic Hotels & Resorts, Inc. (a)	29
1	Taubman Centers, Inc.	54
3	Unibail-Rodamco SE, (France)	839
6	Ventas, Inc.	398

		7,675

	Real Estate Management & Development — 0.5%
2	Alexander & Baldwin, Inc. (a)	69
5	Brookfield Asset Management, Inc., (Canada), Class A	202
30	CBRE Group, Inc., Class A (a)	691
68	Cheung Kong Holdings Ltd., (Hong Kong)	1,035
216	China Overseas Land & Investment Ltd., (Hong Kong)	639
124	Guangzhou R&F Properties Co., Ltd., (China), Class H	193
157	Hang Lung Properties Ltd., (Hong Kong)	535
– (h)	Howard Hughes Corp. (The) (a)	23
30	Huaku Development Co., Ltd., (Taiwan) (a)	88
19	Mitsubishi Estate Co., Ltd., (Japan)	563
3	St. Joe Co. (The) (a)	62
59	Wharf Holdings Ltd., (Hong Kong)	511

		4,611

	Thrifts & Mortgage Finance — 0.1%
1	Astoria Financial Corp.	9
– (h)	BankFinancial Corp.	4
2	Beneficial Mutual Bancorp, Inc. (a)	17
– (h)	Capitol Federal Financial, Inc.	5
34	Housing Development Finance Corp., (India)	418
30	Hudson City Bancorp, Inc.	271
1	Nationstar Mortgage Holdings, Inc. (a)	34
2	OceanFirst Financial Corp.	29

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Thrifts & Mortgage Finance — Continued
9	Ocwen Financial Corp. (a)	496

		1,283

	Total Financials	109,635

Health Care — 6.4%
	Biotechnology — 1.3%
9	Aegerion Pharmaceuticals, Inc. (a)	731
– (h)	Agios Pharmaceuticals, Inc. (a)	6
8	Alexion Pharmaceuticals, Inc. (a)	875
3	Alnylam Pharmaceuticals, Inc. (a)	160
9	Amgen, Inc.	979
14	Biogen Idec, Inc. (a)	3,427
10	Celgene Corp. (a)	1,588
5	ChemoCentryx, Inc. (a)	25
3	Chimerix, Inc. (a)	59
22	Exact Sciences Corp. (a)	254
2	FivePrime Therapeutics, Inc. (a)	29
1	Foundation Medicine, Inc. (a)	20
36	Gilead Sciences, Inc. (a)	2,234
7	Merrimack Pharmaceuticals, Inc. (a)	25
5	Neurocrine Biosciences, Inc. (a)	59
5	NPS Pharmaceuticals, Inc. (a)	153
1	OncoMed Pharmaceuticals, Inc. (a)	8
1	Onconova Therapeutics, Inc. (a)	16
1	Ophthotech Corp. (a)	18
10	Orexigen Therapeutics, Inc. (a)	61
2	Regeneron Pharmaceuticals, Inc. (a)	618
7	Trius Therapeutics, Inc. (a) (i)	—
23	Vertex Pharmaceuticals, Inc. (a)	1,744

		13,089

	Health Care Equipment & Supplies — 0.4%
2	Abbott Laboratories	65
13	Baxter International, Inc.	843
6	CareFusion Corp. (a)	210
5	CONMED Corp.	167
9	Covidien plc, (Ireland)	557
1	Cyberonics, Inc. (a)	30
2	Essilor International S.A., (France)	252
3	Greatbatch, Inc. (a)	106
– (h)	Intuitive Surgical, Inc. (a)	108
5	Invacare Corp.	93
6	Medical Action Industries, Inc. (a)	37
6	Medtronic, Inc.	341
29	Novadaq Technologies, Inc., (Canada) (a)	480
2	NuVasive, Inc. (a)	54
2	PhotoMedex, Inc. (a)	27
12	SurModics, Inc. (a)	283

		3,653

	Health Care Providers & Services — 1.3%
16	Acadia Healthcare Co., Inc. (a)	627
6	Addus HomeCare Corp. (a)	180
4	Amedisys, Inc. (a)	64
4	AmerisourceBergen Corp.	214
7	Cardinal Health, Inc.	376
5	Centene Corp. (a)	326
3	Cigna Corp.	220
2	Cross Country Healthcare, Inc. (a)	14
11	DaVita HealthCare Partners, Inc. (a)	606
5	Fresenius Medical Care AG & Co. KGaA, (Germany)	332
6	Gentiva Health Services, Inc. (a)	77
1	HealthSouth Corp.	45
17	Humana, Inc.	1,616
– (h)	Magellan Health Services, Inc. (a)	18
10	McKesson Corp.	1,334
6	National Healthcare Corp.	303
4	Omnicare, Inc.	211
4	Owens & Minor, Inc.	135
14	Premier, Inc., Class A (a)	457
2	Providence Service Corp. (The) (a)	52
4	Select Medical Holdings Corp.	33
62	UnitedHealth Group, Inc.	4,467
10	WellPoint, Inc.	819

		12,526

	Health Care Technology — 0.0% (g)
6	MedAssets, Inc. (a)	160

	Life Sciences Tools & Services — 0.2%
17	Agilent Technologies, Inc.	881
8	Illumina, Inc. (a)	641
2	Mettler-Toledo International, Inc. (a)	432
1	NanoString Technologies, Inc. (a)	8
1	PAREXEL International Corp. (a)	30
6	WuXi PharmaTech Cayman, Inc., (China), ADR (a)	175

		2,167

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Pharmaceuticals — 3.2%
3	AbbVie, Inc.	134
4	Allergan, Inc.	352
11	Astellas Pharma, Inc., (Japan)	562
21	Bayer AG, (Germany)	2,458
6	BioDelivery Sciences International, Inc. (a)	33
76	Bristol-Myers Squibb Co.	3,523
2	Cornerstone Therapeutics, Inc. (a)	22
4	Endo Health Solutions, Inc. (a)	173
35	GlaxoSmithKline plc, (United Kingdom)	877
98	Johnson & Johnson	8,476
48	Merck & Co., Inc.	2,300
7	Nektar Therapeutics (a)	68
37	Novartis AG, (Switzerland)	2,817
9	Otsuka Holdings Co., Ltd., (Japan)	267
2	Pacira Pharmaceuticals, Inc. (a)	101
99	Pfizer, Inc.	2,855
6	Questcor Pharmaceuticals, Inc.	365
2	Repros Therapeutics, Inc. (a)	59
11	Roche Holding AG, (Switzerland)	2,890
11	Sanofi, (France)	1,097
9	Sciclone Pharmaceuticals, Inc. (a)	44
13	Shire plc, (Ireland)	539
11	Teva Pharmaceutical Industries Ltd., (Israel), ADR	417
17	Valeant Pharmaceuticals International, Inc. (a)	1,822

		32,251

	Total Health Care	63,846

Industrials — 6.5%
	Aerospace & Defense — 1.2%
13	AAR Corp. (m)	352
9	Boeing Co. (The)	1,010
36	Honeywell International, Inc.	2,983
2	Huntington Ingalls Industries, Inc.	128
48	Meggitt plc, (United Kingdom)	429
8	Northrop Grumman Corp.	772
3	Precision Castparts Corp.	637
1	Rockwell Collins, Inc.	35
24	Taser International, Inc. (a)	358
8	Textron, Inc.	218
48	United Technologies Corp.	5,164

		12,086

	Air Freight & Logistics — 0.0% (g)
1	Park-Ohio Holdings Corp. (a)	23
– (h)	United Parcel Service, Inc., Class B	36
17	Yamato Holdings Co., Ltd., (Japan)	393

		452

	Airlines — 0.4%
216	Air Arabia PJSC, (United Arab Emirates)	81
6	Alaska Air Group, Inc.	395
89	Delta Air Lines, Inc.	2,100
12	Japan Airlines Co., Ltd., (Japan)	697
23	Republic Airways Holdings, Inc. (a)	276
27	Southwest Airlines Co.	392
38	Turk Hava Yollari, (Turkey)	143
4	United Continental Holdings, Inc. (a)	136

		4,220

	Building Products — 0.4%
16	Cie de St-Gobain, (France)	817
28	Daikin Industries Ltd., (Japan)	1,500
16	Fortune Brands Home & Security, Inc.	681
7	Gibraltar Industries, Inc. (a)	98
41	Masco Corp.	876
1	Nortek, Inc. (a)	41
1	Trex Co., Inc. (a)	40

		4,053

	Commercial Services & Supplies — 0.2%
15	Aggreko plc, (United Kingdom)	397
23	ARC Document Solutions, Inc. (a) (m)	106
1	Consolidated Graphics, Inc. (a)	56
5	Courier Corp.	82
3	Deluxe Corp.	117
1	G&K Services, Inc., Class A	73
4	Intersections, Inc.	32
12	Pitney Bowes, Inc.	218
6	Quad/Graphics, Inc.	182
4	R.R. Donnelley & Sons Co.	68
1	Steelcase, Inc., Class A	18
8	United Stationers, Inc.	344

		1,693

	Construction & Engineering — 0.4%
8	AECOM Technology Corp. (a)	244
9	EMCOR Group, Inc.	360
51	Fluor Corp.	3,594
4	KBR, Inc.	143

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Construction & Engineering — Continued
1	MasTec, Inc. (a)	30
1	Michael Baker Corp.	36
4	Orion Marine Group, Inc. (a)	39

		4,446

	Electrical Equipment — 0.7%
30	ABB Ltd., (Switzerland) (a)	703
10	Acuity Brands, Inc.	948
10	Coleman Cable, Inc.	203
4	Eaton Corp. plc, (Ireland)	259
17	Emerson Electric Co.	1,089
15	Generac Holdings, Inc.	627
5	Nidec Corp., (Japan)	413
1	Osram Licht AG, (Germany) (a)	29
1	Roper Industries, Inc.	66
19	Schneider Electric S.A., (France)	1,618
48	Sumitomo Electric Industries Ltd., (Japan)	702

		6,657

	Industrial Conglomerates — 0.5%
2	3M Co.	267
24	Carlisle Cos., Inc.	1,665
4	Danaher Corp.	243
23	General Electric Co.	543
73	Hutchison Whampoa Ltd., (Hong Kong)	876
4	Industries Qatar QSC, (Qatar)	180
6	Siemens AG, (Germany)	746
1	SK Holdings Co., Ltd., (South Korea)	187

		4,707

	Machinery — 1.1%
1	Alamo Group, Inc.	39
– (h)	Ampco-Pittsburgh Corp.	7
18	Atlas Copco AB, (Sweden), Class A	532
2	Caterpillar, Inc.	195
2	Crane Co.	141
2	Deere & Co.	196
5	Douglas Dynamics, Inc.	71
10	Dover Corp.	863
3	FANUC Corp., (Japan)	431
1	Flowserve Corp.	36
2	FreightCar America, Inc.	41
1	Hurco Cos., Inc.	31
1	Hyster-Yale Materials Handling, Inc.	54
5	Illinois Tool Works, Inc.	351
14	Ingersoll-Rand plc, (Ireland)	896
3	Kadant, Inc.	101
136	Kawasaki Heavy Industries Ltd., (Japan)	592
25	Komatsu Ltd., (Japan)	614
49	Kubota Corp., (Japan)	712
9	Makita Corp., (Japan)	530
3	Mueller Industries, Inc.	145
4	Oshkosh Corp. (a)	220
35	PACCAR, Inc.	1,923
13	Pall Corp.	1,030
2	Pentair Ltd., (Switzerland)	131
3	SMC Corp., (Japan)	716
5	SPX Corp.	393
2	Standex International Corp.	107
– (h)	Watts Water Technologies, Inc., Class A	6
7	Xerium Technologies, Inc. (a)	81

		11,185

	Marine — 0.1%
8	Kirby Corp. (a)	679

	Professional Services — 0.2%
5	Barrett Business Services, Inc.	330
2	Dun & Bradstreet Corp. (The)	197
10	Equifax, Inc.	611
– (h)	SGS S.A., (Switzerland)	287
1	VSE Corp.	61

		1,486

	Road & Rail — 0.8%
2	Arkansas Best Corp.	46
4	Canadian Pacific Railway Ltd., (Canada)	508
1	Celadon Group, Inc.	15
1	Con-way, Inc.	52
72	CSX Corp.	1,861
14	East Japan Railway Co., (Japan)	1,232
3	Heartland Express, Inc.	37
24	Hertz Global Holdings, Inc. (a)	529
11	J.B. Hunt Transport Services, Inc.	838
16	Norfolk Southern Corp.	1,255
14	Old Dominion Freight Line, Inc. (a)	636
7	Saia, Inc. (a)	215
3	Swift Transportation Co. (a)	67
6	Union Pacific Corp.	884

		8,175

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Trading Companies & Distributors — 0.5%
21	Air Lease Corp.	578
3	Aircastle Ltd.	45
2	Applied Industrial Technologies, Inc.	93
34	HD Supply Holdings, Inc. (a)	748
25	Mitsubishi Corp., (Japan)	503
7	MSC Industrial Direct Co., Inc., Class A	586
16	Rush Enterprises, Inc., Class A (a)	420
32	Sumitomo Corp., (Japan)	438
3	W.W. Grainger, Inc.	666
5	Watsco, Inc.	430

		4,507

	Transportation Infrastructure — 0.0% (g)
863	Shenzhen International Holdings Ltd., (Hong Kong)	104

	Total Industrials	64,450

Information Technology — 9.4%
	Communications Equipment — 1.1%
4	ARRIS Group, Inc. (a)	68
4	Aviat Networks, Inc. (a)	11
223	Cisco Systems, Inc.	5,214
10	Comtech Telecommunications Corp.	241
7	Harmonic, Inc. (a)	52
7	InterDigital, Inc.	265
9	Palo Alto Networks, Inc. (a)	409
46	QUALCOMM, Inc.	3,074
28	Ruckus Wireless, Inc. (a)	465
72	Telefonaktiebolaget LM Ericsson, (Sweden), Class B	957
7	Ubiquiti Networks, Inc.	239

		10,995

	Computers & Peripherals — 1.2%
15	Apple, Inc.	7,342
7	Avid Technology, Inc. (a)	44
37	Catcher Technology Co., Ltd., (Taiwan)	196
52	Chicony Electronics Co., Ltd., (Taiwan)	129
106	Hewlett-Packard Co.	2,234
123	Inventec Corp., (Taiwan)	119
440	Lenovo Group Ltd., (China)	461
1	Lexmark International, Inc., Class A	46
166	Lite-On Technology Corp., (Taiwan)	284
2	QLogic Corp. (a)	16
7	SanDisk Corp.	398
6	Seagate Technology plc, (Ireland)	276
2	Violin Memory, Inc. (a)	12
12	Western Digital Corp.	773

		12,330

	Electronic Equipment, Instruments & Components — 0.4%
5	Aeroflex Holding Corp. (a)	35
9	Amphenol Corp., Class A	662
10	Benchmark Electronics, Inc. (a)	221
2	Checkpoint Systems, Inc. (a)	32
2	Coherent, Inc.	147
137	Hitachi Ltd., (Japan)	908
110	Hon Hai Precision Industry Co., Ltd., (Taiwan)	281
227	Hon Hai Precision Industry Co., Ltd., (Taiwan), Reg. S, GDR	1,167
4	Newport Corp. (a)	58
7	Partron Co. Ltd., (South Korea)	117
22	TPK Holding Co., Ltd., (Taiwan)	200
182	Truly International Holdings, (Hong Kong)	106
1	TTM Technologies, Inc. (a)	9
3	Vishay Intertechnology, Inc. (a)	34

		3,977

	Internet Software & Services — 1.7%
5	AOL, Inc. (a) (m)	163
21	Dealertrack Technologies, Inc. (a)	910
11	Digital River, Inc. (a)	193
43	eBay, Inc. (a)	2,401
35	Facebook, Inc., Class A (a)	1,776
9	Google, Inc., Class A (a)	7,737
4	LinkedIn Corp., Class A (a)	1,050
8	Millennial Media, Inc. (a)	59
26	Monster Worldwide, Inc. (a)	113
5	NetEase, Inc., (China), ADR	396
6	QuinStreet, Inc. (a)	57
8	Tremor Video, Inc. (a)	69
7	Trulia, Inc. (a)	348
4	WebMD Health Corp. (a)	103
– (h)	Xoom Corp. (a)	13
55	Yahoo! Japan Corp., (Japan)	312
29	Yahoo!, Inc. (a)	968

		16,668

	IT Services — 1.1%
5	Alliance Data Systems Corp. (a)	1,053
5	Amdocs Ltd.	187

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	IT Services — Continued
3	CACI International, Inc., Class A (a)	180
17	Cognizant Technology Solutions Corp., Class A (a)	1,435
4	Computer Sciences Corp.	222
5	CSG Systems International, Inc.	135
1	EVERTEC, Inc., (Puerto Rico)	18
8	FleetCor Technologies, Inc. (a)	932
7	Genpact Ltd., (Bermuda) (a)	134
14	HCL Technologies Ltd., (India)	236
2	Heartland Payment Systems, Inc.	64
12	Infosys Ltd., (India), ADR	588
3	International Business Machines Corp.	513
3	MasterCard, Inc., Class A	1,769
1	Unisys Corp. (a)	30
1	Vantiv, Inc., Class A (a)	36
1	VeriFone Systems, Inc. (a)	31
19	Visa, Inc., Class A	3,544

		11,107

	Office Electronics — 0.1%
16	Canon, Inc., (Japan)	509
12	Xerox Corp.	128

		637

	Semiconductors & Semiconductor Equipment — 2.0%
4	Advanced Energy Industries, Inc. (a)	72
4	Altera Corp.	164
12	Analog Devices, Inc.	569
110	Applied Materials, Inc.	1,936
16	ASML Holding N.V., (Netherlands)	1,563
79	Avago Technologies Ltd., (Singapore)	3,387
29	Broadcom Corp., Class A	766
86	Chipbond Technology Corp., (Taiwan)	178
2	DSP Group, Inc. (a)	16
2	First Solar, Inc. (a)	68
17	Freescale Semiconductor Ltd. (a)	278
22	KLA-Tencor Corp.	1,321
32	Lam Research Corp. (a)	1,649
18	LSI Corp.	141
16	Marvell Technology Group Ltd., (Bermuda)	186
4	Maxim Integrated Products, Inc.	126
2	Micrel, Inc.	16
33	ON Semiconductor Corp. (a)	244
8	Photronics, Inc. (a)	62
35	PLX Technology, Inc. (a)	208
9	PMC-Sierra, Inc. (a)	58
92	Realtek Semiconductor Corp., (Taiwan)	224
6	RF Micro Devices, Inc. (a)	33
2	Samsung Electronics Co., Ltd., (South Korea)	3,143
10	SK Hynix, Inc., (South Korea) (a)	274
4	SunPower Corp. (a)	102
88	Taiwan Semiconductor Manufacturing Co., Ltd., (Taiwan), ADR	1,493
13	Teradyne, Inc. (a)	210
10	Texas Instruments, Inc.	395
13	TriQuint Semiconductor, Inc. (a)	108
9	Ultra Clean Holdings, Inc. (a)	62
94	Vanguard International Semiconductor Corp., (Taiwan)	103
6	Xilinx, Inc.	296

		19,451

	Software — 1.8%
25	Adobe Systems, Inc. (a)	1,277
6	Aspen Technology, Inc. (a)	193
6	CA, Inc.	183
8	Citrix Systems, Inc. (a)	599
1	Fair Isaac Corp.	66
1	FireEye, Inc. (a)	37
15	Giant Interactive Group, Inc., (China), ADR	141
8	Infoblox, Inc. (a)	317
4	Manhattan Associates, Inc. (a)	401
208	Microsoft Corp.	6,941
3	Monotype Imaging Holdings, Inc.	83
95	Oracle Corp.	3,163
4	Pegasystems, Inc.	155
5	Perfect World Co., Ltd., (China), ADR	104
1	QAD, Inc., Class A	11
7	Red Hat, Inc. (a)	337
11	Rovi Corp. (a)	215
23	SAP AG, (Germany)	1,703
7	ServiceNow, Inc. (a)	357
7	Splunk, Inc. (a)	391
36	Symantec Corp.	895
5	Telenav, Inc. (a)	26
2	TIBCO Software, Inc. (a)	44

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Software — Continued
7	Workday, Inc., Class A (a)	558

		18,197

	Total Information Technology	93,362

Materials — 2.7%
	Chemicals — 1.3%
5	Air Products & Chemicals, Inc.	555
10	Akzo Nobel N.V., (Netherlands)	626
9	Albemarle Corp.	541
18	Axiall Corp.	678
11	BASF SE, (Germany)	1,025
260	Dongyue Group, (China)	126
36	Dow Chemical Co. (The)	1,372
3	E.I. du Pont de Nemours & Co.	176
5	Ecolab, Inc.	531
1	Hyosung Corp., (South Korea)	100
1	LG Chem Ltd., (South Korea)	428
3	Linde AG, (Germany)	626
11	LyondellBasell Industries N.V., Class A	835
6	Methanex Corp., (Canada)	325
7	Minerals Technologies, Inc.	346
17	Nitto Denko Corp., (Japan)	1,122
3	OM Group, Inc. (a)	95
9	PPG Industries, Inc.	1,525
5	Sherwin-Williams Co. (The)	846
9	Shin-Etsu Chemical Co., Ltd., (Japan)	546
6	Solvay S.A., (Belgium)	931
3	Tredegar Corp.	68

		13,423

	Construction Materials — 0.3%
301	China Shanshui Cement Group Ltd., (China)	116
6	Headwaters, Inc. (a)	54
12	Holcim Ltd., (Switzerland) (a)	883
5	Imerys S.A., (France)	378
9	Lafarge S.A., (France)	609
5	Martin Marietta Materials, Inc.	478

		2,518

	Containers & Packaging — 0.1%
3	Avery Dennison Corp.	144
14	Ball Corp.	612
16	Graphic Packaging Holding Co. (a)	140
3	Greif, Inc., Class A	122
3	Myers Industries, Inc.	58
3	Rock Tenn Co., Class A	292

		1,368

	Metals & Mining — 0.9%
34	Afarak Group OYJ, (Finland) (a) (i)	17
29	Alcoa, Inc.	234
33	BHP Billiton Ltd., (Australia)	1,110
2	Coeur Mining, Inc. (a)	28
5	Compass Minerals International, Inc.	381
94	Eregli Demir ve Celik Fabrikalari TAS, (Turkey)	118
36	First Quantum Minerals Ltd., (Canada)	667
38	Freeport-McMoRan Copper & Gold, Inc.	1,252
128	Glencore Xstrata plc, (Switzerland) (a)	698
10	KGHM Polska Miedz S.A., (Poland)	380
8	Koza Altin Isletmeleri A.S., (Turkey)	132
29	MMC Norilsk Nickel OJSC, (Russia), ADR	418
4	Nucor Corp.	175
10	Rio Tinto Ltd., (Australia)	594
30	Rio Tinto plc, (United Kingdom)	1,475
268	Shougang Fushan Resources Group Ltd., (Hong Kong)	90
17	United States Steel Corp.	351
21	Vale S.A., (Brazil), ADR	324
6	Worthington Industries, Inc.	200

		8,644

	Paper & Forest Products — 0.1%
1	Domtar Corp., (Canada)	48
3	International Paper Co.	152
5	PH Glatfelter Co.	133
5	Resolute Forest Products, Inc., (Canada) (a)	63
43	Stora Enso OYJ, (Finland), Class R	363
26	UPM-Kymmene OYJ, (Finland)	357

		1,116

	Total Materials	27,069

Telecommunication Services — 1.2%
	Diversified Telecommunication Services — 0.5%
25	AT&T, Inc. (m)	856
138	BT Group plc, (United Kingdom)	763
4	CenturyLink, Inc.	137
3	Fairpoint Communications, Inc. (a)	29
10	Inteliquent, Inc.	100
11	magicJack VocalTec Ltd., (Israel) (a)	142
19	Telefonica Brasil S.A., (Brazil), ADR	420

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Diversified Telecommunication Services — Continued
2,004	Telekomunikasi Indonesia Persero Tbk PT, (Indonesia)	364
51	Verizon Communications, Inc.	2,396

		5,207

	Wireless Telecommunication Services — 0.7%
87	China Mobile Ltd., (Hong Kong)	973
23	Mobile Telesystems OJSC, (Russia), ADR	511
14	MTN Group Ltd., (South Africa)	283
– (h)	NTELOS Holdings Corp.	6
– (h)	RingCentral, Inc., Class A (a)	7
1	SK Telecom Co., Ltd., (South Korea)	241
10	Softbank Corp., (Japan)	667
45	Tim Participacoes SA, (Brazil)	207
20	Turkcell Iletisim Hizmetleri A.S., (Turkey) (a)	116
10	VimpelCom Ltd., (Netherlands), ADR	114
803	Vodafone Group plc, (United Kingdom)	2,819
19	Vodafone Group plc, (United Kingdom), ADR	672

		6,616

	Total Telecommunication Services	11,823

Utilities — 1.3%
	Electric Utilities — 0.7%
16	American Electric Power Co., Inc.	696
9	Duke Energy Corp.	601
21	Edison International	964
3	El Paso Electric Co.	87
14	Electricite de France S.A., (France)	439
25	NextEra Energy, Inc.	1,989
10	Northeast Utilities	400
3	Pinnacle West Capital Corp.	181
2	PNM Resources, Inc.	50
5	Portland General Electric Co.	150
9	Southern Co. (The)	354
1	UNS Energy Corp.	56
46	Xcel Energy, Inc.	1,278

		7,245

	Gas Utilities — 0.1%
1	AGL Resources, Inc. (m)	50
4	Atmos Energy Corp.	183
58	ENN Energy Holdings Ltd., (China)	323
2	Laclede Group, Inc. (The)	67
1	National Fuel Gas Co.	101
2	Piedmont Natural Gas Co., Inc.	53
2	Questar Corp.	46
1	Southwest Gas Corp.	60
6	UGI Corp.	221

		1,104

	Independent Power Producers & Energy Traders — 0.1%
17	AES Corp. (m)	221
6	Calpine Corp. (a)	122
1	Pattern Energy Group, Inc. (a)	26

		369

	Multi-Utilities — 0.4%
25	CenterPoint Energy, Inc.	609
161	Centrica plc, (United Kingdom)	965
14	CMS Energy Corp.	371
1	DTE Energy Co.	49
20	GDF Suez, (France)	505
4	NiSource, Inc.	122
6	NorthWestern Corp.	247
9	Sempra Energy	770
24	Suez Environnement Co., (France)	397

		4,035

	Total Utilities	12,753

	Total Common Stocks (Cost $437,889)	561,286

Preferred Stocks — 0.3%
Consumer Discretionary — 0.2%
	Automobiles — 0.2%
8	Volkswagen AG, (Germany)	1,785

Consumer Staples — 0.1%
	Household Products — 0.1%
12	Henkel AG & Co. KGaA, (Germany)	1,187

Financials — 0.0% (g)
	Capital Markets — 0.0% (g)
3	Goldman Sachs Group, Inc. (The), Series J, VAR, 5.500%, 05/10/23, ($25 par value) (a) @	67

	Commercial Banks — 0.0% (g)
16	Banco do Estado do Rio Grande do Sul S.A., (Brazil), Class B	112

	Total Financials	179

	Total Preferred Stocks (Cost $1,808)	3,151

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 2.6%
	ACE Securities Corp. Home Equity Loan Trust,
327	Series 2004-HE3, Class M3, VAR, 1.259%, 11/25/34	273
522	Series 2006-SD1, Class A1B, VAR, 0.529%, 02/25/36	512
	Ally Auto Receivables Trust,
49	Series 2010-3, Class A4, 1.550%, 08/17/15	49
25	Series 2011-3, Class A3, 0.970%, 08/17/15	25
92	Series 2013-1, Class A3, 0.630%, 05/15/17	92
96	Series 2013-SN1, Class A3, 0.720%, 05/20/16	96
	AmeriCredit Automobile Receivables Trust,
25	Series 2011-3, Class A3, 1.170%, 01/08/16	24
40	Series 2013-1, Class A3, 0.610%, 10/10/17	40
	Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates,
209	Series 2002-2, Class M3, VAR, 2.834%, 08/25/32	193
736	Series 2003-9, Class M2, VAR, 2.079%, 09/25/33	685
987	Series 2004-R1, Class M1, VAR, 0.974%, 02/25/34	864
220	Series 2004-R1, Class M8, VAR, 2.804%, 02/25/34	201
	Argent Securities, Inc. Asset-Backed Pass-Through Certificates,
167	Series 2004-W3, Class A3, VAR, 0.999%, 02/25/34	150
502	Series 2004-W4, Class A, VAR, 0.699%, 03/25/34	447
	Bayview Financial Mortgage Pass-Through Trust,
175	Series 2005-C, Class A1C, VAR, 0.589%, 06/28/44	173
497	Series 2006-A, Class 2A4, VAR, 0.479%, 02/28/41	489
30	CDC Mortgage Capital Trust, Series 2003-HE3, Class M2, VAR, 2.804%, 11/25/33	24
500	Centex Home Equity Loan Trust, Series 2005-A, Class M1, VAR, 0.659%, 01/25/35	457
441	CHEC Loan Trust, Series 2004-2, Class M3, VAR, 1.429%, 04/25/34	339
150	Citibank Credit Card Issuance Trust, Series 2007-A8, Class A8, 5.650%, 09/20/19	173
	CNH Equipment Trust,
27	Series 2011-A, Class A3, 1.200%, 05/16/16	27
96	Series 2012-D, Class A3, 0.650%, 04/16/18	96
130	Series 2013-A, Class A3, 0.690%, 06/15/18	130
65	Series 2013-C, Class A3, 1.020%, 08/15/18	65
	Countrywide Asset-Backed Certificates,
600	Series 2003-BC1, Class A1, VAR, 0.979%, 03/25/33	542
445	Series 2004-BC1, Class M3, VAR, 2.279%, 10/25/33	414
785	Series 2004-SD2, Class M1, VAR, 0.799%, 06/25/33 (e)	755
59	Series 2005-14, Class 3A2, VAR, 0.419%, 04/25/36	59
	Credit Suisse First Boston Mortgage Securities Corp.,
38	Series 2002-HE4, Class AF, 5.510%, 08/25/32	42
39	Series 2004-CF2, Class 1A2, SUB, 5.150%, 01/25/43 (e)	40
	Credit-Based Asset Servicing and Securitization LLC,
287	Series 2005-CB4, Class AF4, SUB, 5.028%, 07/25/35	286
355	Series 2005-CB5, Class AF2, SUB, 4.498%, 08/25/35	359
1,014	Equity One Mortgage Pass-Through Trust, Series 2003-1, Class M1, VAR, 4.860%, 07/25/33	1,006
	Fifth Third Auto Trust,
140	Series 2013-1, Class A3, 0.880%, 10/16/17	140
106	Series 2013-A, Class A3, 0.610%, 09/15/17	106
	First Franklin Mortgage Loan Trust,
88	Series 2004-FF10, Class A3, VAR, 0.719%, 09/25/34	88
963	Series 2005-FF10, Class A4, VAR, 0.499%, 11/25/35	904
	Ford Credit Auto Owner Trust,
31	Series 2011-B, Class A3, 0.840%, 06/15/15	31
67	Series 2013-B, Class A3, 0.570%, 10/15/17	67
97	Series 2013-C, Class A3, 0.820%, 12/15/17	97
369	GSAMP Trust, Series 2005-SEA2, Class A1, VAR, 0.529%, 01/25/45 (e)	355
	Home Equity Asset Trust,
152	Series 2003-1, Class M1, VAR, 1.679%, 06/25/33	139
228	Series 2004-6, Class M2, VAR, 1.079%, 12/25/34	206
671	Series 2005-7, Class 2A4, VAR, 0.559%, 01/25/36	641

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — Continued
	Honda Auto Receivables Owner Trust,
60	Series 2011-1, Class A4, 1.800%, 04/17/17	60
39	Series 2012-1, Class A4, 0.970%, 04/16/18	39
121	Series 2013-1, Class A3, 0.480%, 11/21/16	121
59	Series 2013-2, Class A3, 0.530%, 02/16/17	59
83	Huntington Auto Trust, Series 2012-2, Class A3, 0.510%, 04/17/17	83
	Hyundai Auto Receivables Trust,
65	Series 2010-B, Class A4, 1.630%, 03/15/17	66
57	Series 2011-B, Class A4, 1.650%, 02/15/17	57
212	Series 2013-A, Class A3, 0.560%, 07/17/17	212
104	Series 2013-B, Class A3, 0.710%, 09/15/17	104
	John Deere Owner Trust,
16	Series 2011-A, Class A3, 1.290%, 01/15/16	15
120	Series 2013-A, Class A3, 0.600%, 03/15/17	120
680	Lehman XS Trust, Series 2005-5N, Class 3A1A, VAR, 0.479%, 11/25/35	572
	Long Beach Mortgage Loan Trust,
514	Series 2001-2, Class M1, VAR, 1.019%, 07/25/31	442
232	Series 2003-4, Class M2, VAR, 2.804%, 08/25/33	212
395	Series 2004-1, Class M3, VAR, 1.229%, 02/25/34	358
	MASTR Asset-Backed Securities Trust,
410	Series 2002-OPT1, Class M3, VAR, 3.704%, 11/25/32	419
119	Series 2004-OPT1, Class M2, VAR, 1.829%, 02/25/34	93
60	Mercedes-Benz Auto Lease Trust, Series 2013-A, Class A3, 0.590%, 02/15/16	60
	Mercedes-Benz Auto Receivables Trust,
20	Series 2011-1, Class A3, 0.850%, 03/16/15	21
86	Series 2013-1, Class A3, 0.780%, 08/15/17	86
893	Merrill Lynch Mortgage Investors Trust, Series 2002-NC1, Class M1, VAR, 1.229%, 05/25/33	826
	Morgan Stanley ABS Capital I, Inc. Trust,
431	Series 2004-NC2, Class M2, VAR, 1.979%, 12/25/33	339
89	Series 2005-HE1, Class M3, VAR, 0.959%, 12/25/34	73
	New Century Home Equity Loan Trust,
805	Series 2003-6, Class M1, VAR, 1.259%, 01/25/34	732
250	Series 2005-1, Class M1, VAR, 0.629%, 03/25/35	237
	Nissan Auto Receivables Owner Trust,
83	Series 2012-A, Class A4, 1.000%, 07/16/18	83
98	Series 2013-A, Class A3, 0.500%, 05/15/17	98
	Option One Mortgage Acceptance Corp. Asset-Backed Certificates,
543	Series 2003-2, Class M1, VAR, 1.154%, 04/25/33	455
668	Series 2003-5, Class A3, VAR, 1.079%, 08/25/33	607
1,347	Option One Mortgage Acceptance Loan Trust, Series 2004-2, Class M2, VAR, 1.754%, 05/25/34	1,193
283	Option One Mortgage Loan Trust, Series 2003-1, Class M2, VAR, 3.104%, 02/25/33	266
233	Park Place Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2004-MCW1, Class M1, VAR, 1.116%, 10/25/34	229
	RAMP Trust,
167	Series 2004-RS4, Class AI6, VAR, 5.072%, 04/25/34	172
745	Series 2004-RS9, Class MII1, VAR, 1.154%, 09/25/34	727
	RASC Trust,
384	Series 2003-KS4, Class AI6, VAR, 3.870%, 05/25/33	392
723	Series 2005-KS2, Class M1, VAR, 0.824%, 03/25/35	640
107	Series 2005-KS7, Class M1, VAR, 0.619%, 08/25/35	105
36	Series 2005-KS9, Class A3, VAR, 0.549%, 10/25/35	36
	Renaissance Home Equity Loan Trust,
1,322	Series 2003-2, Class A, VAR, 0.619%, 08/25/33	1,211
617	Series 2005-4, Class A3, SUB, 5.565%, 02/25/36	546
	Santander Drive Auto Receivables Trust,
94	Series 2011-1, Class B, 2.350%, 11/16/15	94
125	Series 2013-1, Class A3, 0.620%, 06/15/17	125
	Saxon Asset Securities Trust,
52	Series 2003-1, Class AF6, SUB, 4.795%, 06/25/33	52
616	Series 2003-2, Class M2, VAR, 2.804%, 06/25/33	530
40	Soundview Home Loan Trust, Series 2006-WF1, Class A2, SUB, 5.645%, 10/25/36	32

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — Continued
	Structured Asset Investment Loan Trust,
392	Series 2003-BC3, Class M1, VAR, 1.604%, 04/25/33	377
308	Series 2004-7, Class M1, VAR, 1.229%, 08/25/34	279
36	Series 2005-5, Class A9, VAR, 0.584%, 06/25/35	36
228	Structured Asset Securities Corp. Trust, Series 2005-SC1, Class 1A1, VAR, 0.449%, 05/25/31 (e)	126
31	Toyota Auto Receivables Owner Trust, Series 2013-A, Class A3, 0.550%, 01/17/17	31
84	Volkswagen Auto Loan Enhanced Trust, Series 2012-2, Class A3, 0.460%, 01/20/17	84

	Total Asset-Backed Securities (Cost $24,324)	25,833

Collateralized Mortgage Obligations — 5.3%
	Agency CMO — 3.9%
128	Federal Home Loan Bank, Series TQ-2015, Class A, 5.065%, 10/20/15	136
269	Federal Home Loan Mortgage Corp. - Government National Mortgage Association, Series 31, Class Z, 8.000%, 04/25/24	311
	Federal Home Loan Mortgage Corp. REMIC,
5	Series 1087, Class I, 8.500%, 06/15/21	5
4	Series 1136, Class H, 6.000%, 09/15/21	5
115	Series 1617, Class PM, 6.500%, 11/15/23	128
98	Series 1710, Class GH, 8.000%, 04/15/24	113
69	Series 1732, Class K, 6.500%, 05/15/24	77
90	Series 1843, Class Z, 7.000%, 04/15/26	101
111	Series 2033, Class K, 6.050%, 08/15/23	120
1,592	Series 2097, Class PD, 8.000%, 11/15/28	1,879
3	Series 2115, Class PE, 6.000%, 01/15/14	3
217	Series 2378, Class BD, 5.500%, 11/15/31	240
26	Series 2391, Class QR, 5.500%, 12/15/16	27
70	Series 2394, Class MC, 6.000%, 12/15/16	74
98	Series 2405, Class JF, 6.000%, 01/15/17	103
50	Series 2425, Class OB, 6.000%, 03/15/17	53
178	Series 2455, Class GK, 6.500%, 05/15/32	202
50	Series 2457, Class PE, 6.500%, 06/15/32	56
140	Series 2473, Class JZ, 6.500%, 07/15/32	158
13	Series 2503, Class TG, 5.500%, 09/15/17	13
14	Series 2508, Class AQ, 5.500%, 10/15/17	15
91	Series 2527, Class BP, 5.000%, 11/15/17	96
53	Series 2531, Class HN, 5.000%, 12/15/17	56
44	Series 2538, Class CB, 5.000%, 12/15/17	47
255	Series 2564, Class NK, 5.000%, 02/15/18	269
240	Series 2575, Class PE, 5.500%, 02/15/33	265
500	Series 2586, Class WG, 4.000%, 03/15/33	530
146	Series 2594, Class OL, 5.000%, 04/15/18	154
120	Series 2595, Class HO, 4.500%, 03/15/23	128
165	Series 2627, Class KM, 4.500%, 06/15/18	173
238	Series 2636, Class Z, 4.500%, 06/15/18	250
133	Series 2651, Class VZ, 4.500%, 07/15/18	140
57	Series 2657, Class ME, 5.000%, 10/15/22	59
271	Series 2663, Class VQ, 5.000%, 06/15/22	274
670	Series 2682, Class LD, 4.500%, 10/15/33	705
200	Series 2685, Class DT, 5.000%, 10/15/23	221
81	Series 2686, Class GC, 5.000%, 10/15/23	89
403	Series 2699, Class TC, 4.000%, 11/15/18	422
338	Series 2715, Class NG, 4.500%, 12/15/18	355
52	Series 2727, Class PE, 4.500%, 07/15/32	53
162	Series 2744, Class TU, 5.500%, 05/15/32	172
124	Series 2756, Class NA, 5.000%, 02/15/24	134
134	Series 2764, Class OE, 4.500%, 03/15/19	141
200	Series 2764, Class UG, 5.000%, 03/15/34	220
88	Series 2773, Class CD, 4.500%, 04/15/24	94
12	Series 2780, Class JA, 4.500%, 04/15/19	13
13	Series 2780, Class JG, 4.500%, 04/15/19	13
179	Series 2783, Class AT, 4.000%, 04/15/19	189
65	Series 2809, Class UC, 4.000%, 06/15/19	68
245	Series 2852, Class NY, 5.000%, 09/15/33	256
455	Series 2864, Class NB, 5.500%, 07/15/33	496
41	Series 2864, Class PE, 5.000%, 06/15/33	42
245	Series 2877, Class AD, 4.000%, 10/15/19	258
41	Series 2899, Class KB, 4.500%, 03/15/19	42
377	Series 2901, Class KB, 5.000%, 12/15/34	408
273	Series 2910, Class BE, 4.500%, 12/15/19	288
51	Series 2922, Class GA, 5.500%, 05/15/34	56
22	Series 2931, Class AM, 4.500%, 07/15/19	22
146	Series 2950, Class KZ, 4.500%, 03/15/20	159
178	Series 2988, Class TY, 5.500%, 06/15/25	193
114	Series 2989, Class TG, 5.000%, 06/15/25	125
28	Series 3000, Class PB, 3.900%, 01/15/23	29
500	Series 3028, Class ME, 5.000%, 02/15/34	523
186	Series 3031, Class AG, 5.000%, 02/15/34	194
110	Series 3036, Class ND, 5.000%, 05/15/34	115

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
59	Series 3064, Class OG, 5.500%, 06/15/34	61
59	Series 3077, Class TO, PO, 04/15/35	57
228	Series 3078, Class PD, 5.500%, 07/15/34	238
154	Series 3098, Class PE, 5.000%, 06/15/34	160
243	Series 3102, Class CE, 5.500%, 01/15/26	270
134	Series 3106, Class PD, 5.500%, 06/15/34	138
104	Series 3113, Class QD, 5.000%, 06/15/34	107
245	Series 3116, Class PD, 5.000%, 10/15/34	257
90	Series 3121, Class JD, 5.500%, 03/15/26	100
37	Series 3151, Class PD, 6.000%, 11/15/34	37
187	Series 3151, Class UC, 5.500%, 08/15/35	199
29	Series 3200, Class PO, PO, 08/15/36	27
119	Series 3212, Class BK, 5.500%, 09/15/36	131
197	Series 3213, Class PE, 6.000%, 09/15/36	223
123	Series 3279, Class PE, 5.500%, 02/15/37	135
61	Series 3312, Class LB, 5.500%, 11/15/25	62
354	Series 3349, Class DP, 6.000%, 09/15/36	379
250	Series 3405, Class PE, 5.000%, 01/15/38	275
300	Series 3532, Class EB, 4.000%, 05/15/24	323
225	Series 3553, Class PG, 5.500%, 07/15/39	253
341	Series 3622, Class TA, 5.500%, 10/15/26	360
141	Series 3622, Class WA, 5.500%, 09/15/39	158
247	Series 3653, Class HJ, 5.000%, 04/15/40	269
189	Series 3662, Class PJ, 5.000%, 04/15/40	203
120	Series 3680, Class LC, 4.500%, 06/15/40	127
138	Series 3688, Class GT, VAR, 7.181%, 11/15/46	167
154	Series 3747, Class HI, IO, 4.500%, 07/15/37	16
114	Series 3755, Class MU, 4.000%, 11/15/30	115
916	Series 3827, Class BM, 5.500%, 08/15/39	1,003
165	Series 3852, Class TP, IF, 5.500%, 05/15/41	178
350	Series 3859, Class JB, 5.000%, 05/15/41	378
300	Series 3874, Class DW, 3.500%, 06/15/21	323
347	Series 4219, Class JA, 3.500%, 08/15/39	354
7	Series 50, Class I, 8.000%, 06/15/20	7
286	Federal Home Loan Mortgage Corp. STRIPS, Series 279, Class F6, VAR, 0.632%, 09/15/42	285
142	Federal Home Loan Mortgage Corp. Structured Pass-Through Securities, Series T-54, Class 2A, 6.500%, 02/25/43	170
	Federal National Mortgage Association REMIC,
6	Series 1990-7, Class B, 8.500%, 01/25/20	7
2	Series 1990-35, Class E, 9.500%, 04/25/20	3
6	Series 1990-76, Class G, 7.000%, 07/25/20	7
25	Series 1990-106, Class J, 8.500%, 09/25/20	28
4	Series 1991-73, Class A, 8.000%, 07/25/21	5
70	Series 1992-112, Class GB, 7.000%, 07/25/22	79
28	Series 1992-195, Class C, 7.500%, 10/25/22	32
107	Series 1998-37, Class VZ, 6.000%, 06/17/28	119
197	Series 1998-66, Class B, 6.500%, 12/25/28	217
75	Series 2002-19, Class PE, 6.000%, 04/25/17	78
145	Series 2002-24, Class AJ, 6.000%, 04/25/17	154
188	Series 2002-55, Class PG, 5.500%, 09/25/32	208
28	Series 2002-63, Class KC, 5.000%, 10/25/17	29
71	Series 2002-63, Class LB, 5.500%, 10/25/17	75
43	Series 2003-21, Class OU, 5.500%, 03/25/33	48
246	Series 2003-29, Class BY, 5.500%, 04/25/33	275
41	Series 2003-33, Class AC, 4.250%, 03/25/33	43
48	Series 2003-58, Class AD, 3.250%, 07/25/33	50
28	Series 2003-63, Class PE, 3.500%, 07/25/33	29
150	Series 2003-67, Class KE, 5.000%, 07/25/33	165
174	Series 2003-78, Class B, 5.000%, 08/25/23	191
291	Series 2003-81, Class LC, 4.500%, 09/25/18	306
194	Series 2003-83, Class PG, 5.000%, 06/25/23	208
93	Series 2003-110, Class WA, 4.000%, 08/25/33	98
192	Series 2003-122, Class TE, 5.000%, 12/25/22	196
456	Series 2003-131, Class CH, 5.500%, 01/25/34	509
395	Series 2004-36, Class PC, 5.500%, 02/25/34	424
140	Series 2005-5, Class CK, 5.000%, 01/25/35	150
73	Series 2005-18, Class EG, 5.000%, 03/25/25	80
22	Series 2005-23, Class TG, 5.000%, 04/25/35	24
111	Series 2005-29, Class WC, 4.750%, 04/25/35	121
238	Series 2005-38, Class TB, 6.000%, 11/25/34	267
181	Series 2005-44, Class PE, 5.000%, 07/25/33	185
169	Series 2005-58, Class EP, 5.500%, 07/25/35	185
168	Series 2005-68, Class BC, 5.250%, 06/25/35	182
255	Series 2005-70, Class KP, 5.000%, 06/25/35	282
– (h)	Series 2005-118, Class PN, 6.000%, 01/25/32	—	(h)
253	Series 2006-45, Class NW, 5.500%, 01/25/35	261
99	Series 2007-65, Class KI, IF, IO, 6.441%, 07/25/37	12

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
378	Series 2008-65, Class CD, 4.500%, 08/25/23	402
39	Series 2008-68, Class VN, 5.500%, 03/25/27	40
231	Series 2009-15, Class AC, 5.500%, 03/25/29	254
186	Series 2009-19, Class TD, 5.000%, 08/25/36	197
64	Series 2009-37, Class KI, IF, IO, 5.821%, 06/25/39	8
140	Series 2009-50, Class PT, VAR, 6.033%, 05/25/37	153
63	Series 2009-86, Class IP, IO, 5.500%, 10/25/39	9
127	Series 2009-86, Class OT, PO, 10/25/37	112
255	Series 2009-112, Class ST, IF, IO, 6.071%, 01/25/40	32
800	Series 2010-9, Class MB, 5.000%, 05/25/32	876
300	Series 2010-9, Class PE, 4.500%, 10/25/39	318
138	Series 2010-35, Class SB, IF, IO, 6.241%, 04/25/40	19
358	Series 2010-64, Class DM, 5.000%, 06/25/40	393
122	Series 2010-64, Class EH, 5.000%, 10/25/35	127
216	Series 2010-111, Class AE, 5.500%, 04/25/38	233
201	Series 2011-22, Class MA, 6.500%, 04/25/38	228
650	Series 2011-52, Class KB, 5.500%, 06/25/41	731
530	Series 2011-52, Class LB, 5.500%, 06/25/41	588
171	Series 2011-111, Class EA, 5.000%, 12/25/38	181
172	Series 2012-137, Class CF, VAR, 0.479%, 08/25/41	170
444	Series 2013-83, Class CA, 3.500%, 10/25/37	462
250	Series 2013-101, Class E, 3.000%, 10/25/33	218
56	Series G92-35, Class E, 7.500%, 07/25/22	62
47	Federal National Mortgage Association STRIPS, Series 293, Class 1, PO, 12/01/24	45
	Government National Mortgage Association,
347	Series 2003-65, Class AL, 5.500%, 08/20/33	394
184	Series 2003-66, Class HD, 5.500%, 08/20/33	208
172	Series 2004-16, Class AE, 5.500%, 02/20/34	195
511	Series 2004-37, Class PE, 5.500%, 05/20/34	569
335	Series 2005-3, Class QB, 5.000%, 01/16/35	380
173	Series 2005-11, Class PL, 5.000%, 02/20/35	193
390	Series 2005-48, Class CY, 5.000%, 06/20/35	432
183	Series 2005-92, Class CD, 5.000%, 01/20/32	191
100	Series 2006-1, Class LE, 5.500%, 06/20/35	113
359	Series 2006-7, Class ND, 5.500%, 08/20/35	407
97	Series 2006-38, Class SG, IF, IO, 6.470%, 09/20/33	6
400	Series 2006-69, Class MB, 5.500%, 12/20/36	451
144	Series 2007-26, Class SW, IF, IO, 6.020%, 05/20/37	19
209	Series 2007-79, Class BL, 5.750%, 08/20/37	239
112	Series 2008-20, Class HC, 5.750%, 06/16/37	128
113	Series 2008-26, Class JP, 5.250%, 03/20/38	127
469	Series 2008-33, Class PB, 5.500%, 04/20/38	527
250	Series 2008-42, Class PB, 5.500%, 08/20/36	256
325	Series 2008-47, Class P, 5.500%, 06/16/38	394
70	Series 2008-62, Class SA, IF, IO, 5.970%, 07/20/38	10
177	Series 2008-68, Class PQ, 5.500%, 04/20/38	194
250	Series 2008-71, Class PB, 6.000%, 07/20/37	260
148	Series 2008-76, Class US, IF, IO, 5.720%, 09/20/38	19
266	Series 2008-89, Class JA, 5.750%, 08/20/38	298
223	Series 2008-95, Class DS, IF, IO, 7.120%, 12/20/38	34
301	Series 2009-42, Class CD, 5.000%, 06/20/39	341
400	Series 2009-47, Class LT, 5.000%, 06/20/39	436
137	Series 2009-72, Class SM, IF, IO, 6.068%, 08/16/39	19
327	Series 2009-106, Class ST, IF, IO, 5.820%, 02/20/38	40
122	Series 2010-14, Class QP, 6.000%, 12/20/39	130
138	Series 2010-61, Class EA, 5.000%, 09/20/31	142
201	Series 2010-157, Class OP, PO, 12/20/40	168
205	Series 2010-158, Class EP, 4.500%, 12/16/40	223
121	Series 2011-97, Class WA, VAR, 6.088%, 11/20/38	136

		38,769

	Non-Agency CMO — 1.4%
	Alternative Loan Trust,
9	Series 2004-16CB, Class 2A2, 5.000%, 08/25/19	9
746	Series 2004-28CB, Class 3A1, 6.000%, 01/25/35	722
246	Series 2004-30CB, Class 3A1, 5.000%, 02/25/20	252
487	Series 2005-20CB, Class 4A1, 5.250%, 07/25/20	475

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
893	Series 2005-21CB, Class A17, 6.000%, 06/25/35	841
272	Series 2005-46CB, Class A1, 5.750%, 10/25/35	243
257	Series 2005-85CB, Class 2A2, 5.500%, 02/25/36	230
	Banc of America Alternative Loan Trust,
277	Series 2003-3, Class A5, 5.750%, 05/25/33	296
331	Series 2004-9, Class 4A1, 5.500%, 10/25/19	336
621	Series 2006-5, Class 3A1, 6.000%, 06/25/46	634
110	Banc of America Mortgage Trust, Series 2003-3, Class 1A7, 5.500%, 05/25/33	113
129	Bear Stearns ALT-A Trust, Series 2004-6, Class 1A, VAR, 0.819%, 07/25/34	124
251	CHL Mortgage Pass-Through Trust, Series 2005-21, Class A2, 5.500%, 10/25/35	246
43	Citigroup Mortgage Loan Trust, Inc., Series 2003-1, Class 3A4, 5.250%, 09/25/33	44
58	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-27, Class 5A4, 5.250%, 11/25/33	58
44	CSMC, Series 2011-7R, Class A1, VAR, 1.429%, 08/28/47 (e)	44
418	First Horizon Mortgage Pass-Through Trust, Series 2006-3, Class 1A13, 6.250%, 11/25/36	423
	GSR Mortgage Loan Trust,
56	Series 2004-6F, Class 2A4, 5.500%, 05/25/34	59
34	Series 2004-8F, Class 2A3, 6.000%, 09/25/34	36
1,048	Series 2005-6F, 3A-17 Class Shares, 5.500%, 07/25/35	1,049
659	Impac CMB Trust, Series 2004-5, Class 1A1, VAR, 0.899%, 10/25/34	645
1,207	IndyMac INDX Mortgage Loan Trust, Series 2004-AR12, Class A1, VAR, 0.959%, 12/25/34	848
	JP Morgan Mortgage Trust,
147	Series 2006-A2, Class 5A3, VAR, 2.753%, 11/25/33	148
78	Series 2007-A1, Class 5A5, VAR, 2.907%, 07/25/35	79
82	Lehman Mortgage Trust, Series 2006-1, Class 3A3, 5.500%, 02/25/36	82
	MASTR Alternative Loan Trust,
37	Series 2004-5, Class 5A1, 4.750%, 06/25/19	38
599	Series 2004-6, Class 7A1, 6.000%, 07/25/34	615
933	Series 2005-6, Class 1A2, 5.500%, 12/25/35	801
	MASTR Asset Securitization Trust,
9	Series 2003-11, Class 3A1, 4.500%, 12/25/18	9
50	Series 2003-11, Class 8A1, 5.500%, 12/25/33	52
60	Medallion Trust, (Australia), Series 2005-2G, Class A, VAR, 0.302%, 08/22/36	59
	Merrill Lynch Mortgage Investors Trust,
64	Series 2003-F, Class A1, VAR, 0.819%, 10/25/28	64
75	Series 2004-B, Class A1, VAR, 0.679%, 05/25/29	72
	Morgan Stanley Mortgage Loan Trust,
107	Series 2004-3, Class 4A, VAR, 5.698%, 04/25/34	112
220	Series 2004-4, Class 2A, VAR, 6.338%, 09/25/34	229
	Opteum Mortgage Acceptance Corp. Asset Backed Pass-Through Certificates,
267	Series 2005-3, Class A1B, VAR, 0.439%, 07/25/35	266
1,127	Series 2005-3, Class APT, VAR, 0.469%, 07/25/35	1,084
34	PHH Mortgage Trust, Series 2008-CIM2, Class 5A1, 6.000%, 07/25/38	35
33	Prime Mortgage Trust, Series 2004-2, Class A2, 4.750%, 11/25/19	34
20	RALI Trust, Series 2004-QS3, Class CB, 5.000%, 03/25/19	20
157	RFMSI Trust, Series 2007-S9, Class 2A1, 5.500%, 09/25/22	159
67	SACO I, Inc., Series 1997-2, Class 1A5, 7.000%, 08/25/36 (e)	69
	Sequoia Mortgage Trust,
131	Series 2004-11, Class A1, VAR, 0.480%, 12/20/34	126
959	Series 2007-3, Class 1A1, VAR, 0.380%, 07/20/36	858
	Structured Asset Mortgage Investments II Trust,
58	Series 2003-AR4, Class A1, VAR, 0.880%, 01/19/34	56
232	Series 2005-AR2, Class 2A1, VAR, 0.409%, 05/25/45	186
24	Structured Asset Securities Corp., Series 2003-37A, Class 2A, VAR, 3.809%, 12/25/33	24

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
115	Thornburg Mortgage Securities Trust, Series 2004-4, Class 3A, VAR, 2.230%, 12/25/44	114
	WaMu Mortgage Pass-Through Certificates Trust,
46	Series 2003-AR9, Class 1A6, VAR, 2.428%, 09/25/33	47
20	Series 2003-S6, Class 2A1, 5.000%, 07/25/18	21
141	Wells Fargo Mortgage Loan Trust, Series 2012-RR1, Class A1, VAR, 2.847%, 08/27/37 (e)	142
	Wells Fargo Mortgage-Backed Securities Trust,
24	Series 2004-EE, Class 3A1, VAR, 2.779%, 12/25/34	24
235	Series 2004-P, Class 2A1, VAR, 2.614%, 09/25/34	238
102	Series 2005-1, Class B1, VAR, 4.933%, 01/25/20	98
60	Series 2006-AR10, Class 5A2, VAR, 2.612%, 07/25/36	56

		13,744

	Total Collateralized Mortgage Obligations (Cost $50,774)	52,513

Commercial Mortgage-Backed Securities — 0.5%
	Banc of America Commercial Mortgage Trust,
300	Series 2006-3, Class A4, VAR, 5.889%, 07/10/44	329
150	Series 2006-4, Class A4, 5.634%, 07/10/46	164
100	Series 2006-5, Class A4, 5.414%, 09/10/47	110
	Banc of America Merrill Lynch Commercial Mortgage, Inc.,
100	Series 2005-3, Class A4, 4.668%, 07/10/43	105
100	Series 2005-3, Class AM, 4.727%, 07/10/43	104
50	Series 2005-5, Class A4, VAR, 5.115%, 10/10/45	54
134	Series 2005-6, Class ASB, VAR, 5.358%, 09/10/47	135
100	BB-UBS Trust, Series 2012-SHOW, Class A, 3.430%, 11/05/36 (e)	94
100	Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PW11, Class A4, VAR, 5.610%, 03/11/39	108
140	COBALT CMBS Commercial Mortgage Trust, Series 2006-C1, Class A4, 5.223%, 08/15/48	152
250	COMM Mortgage Trust, Series 2012-9W57, Class A, 2.365%, 02/10/29 (e)	255
115	DBRR Trust, Series 2013-EZ3, Class A, VAR, 1.636%, 12/18/49 (e)	114
153	Federal Home Loan Mortgage Corp., Multifamily Structured Pass-Through Certificates, Series K029, Class A2, VAR, 3.320%, 02/25/23	154
	Federal National Mortgage Association-ACES,
260	Series 2011-M2, Class A2, 3.645%, 07/25/21	274
400	Series 2011-M4, Class A2, 3.726%, 06/25/21	423
188	Series 2013-M7, Class A2, 2.280%, 12/27/22	173
150	GE Capital Commercial Mortgage Corp., Series 2005-C1, Class AJ, VAR, 4.826%, 06/10/48	156
186	GS Mortgage Securities Corp. II, Series 2004-GG2, Class A6, VAR, 5.396%, 08/10/38	189
122	GS Mortgage Securities Corp. Trust, Series 2013-NYC5, Class A, 2.318%, 01/10/30 (e)	122
200	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2005-CB11, Class AJ, VAR, 5.567%, 08/12/37	211
	LB-UBS Commercial Mortgage Trust,
95	Series 2004-C2, Class A4, 4.367%, 03/15/36	95
166	Series 2007-C2, Class A3, 5.430%, 02/15/40	183
100	Merrill Lynch Mortgage Trust, Series 2006-C1, Class A4, VAR, 5.872%, 05/12/39	109
3,683	ML-CFC Commercial Mortgage Trust, Series 2006-4, Class XC, IO, VAR, 0.248%, 12/12/49 (e)	44
	Morgan Stanley Capital I Trust,
169	Series 2006-HQ9, Class A4, VAR, 5.731%, 07/12/44	186
7,666	Series 2007-HQ11, Class X, IO, VAR, 0.394%, 02/12/44 (e)	37
84	TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A3, VAR, 5.546%, 08/15/39	87
114	UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class A4, 3.244%, 04/10/46	110
	WFRBS Commercial Mortgage Trust,
500	Series 2011-C3, Class A4, 4.375%, 03/15/44 (e)	531
200	Series 2012-C6, Class A4, 3.440%, 04/15/45	200

	Total Commercial Mortgage-Backed Securities (Cost $4,896)	5,008

Corporate Bonds — 7.1%
Consumer Discretionary — 0.6%
	Auto Components — 0.0% (g)
	Johnson Controls, Inc.,
60	4.250%, 03/01/21	63

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Auto Components — Continued
125	5.000%, 03/30/20	137

		200

	Automobiles — 0.1%
	Daimler Finance North America LLC,
170	1.875%, 01/11/18 (e)	168
150	2.375%, 08/01/18 (e)	150
100	6.500%, 11/15/13 (m)	101
102	8.500%, 01/18/31	147
75	Ford Motor Co., 4.750%, 01/15/43	67
50	General Motors Co., 6.250%, 10/02/43 (e)	49

		682

	Distributors — 0.0% (g)
200	Samsung Electronics America, Inc., 1.750%, 04/10/17 (e)	199

	Household Durables — 0.0% (g)
33	Newell Rubbermaid, Inc., 4.700%, 08/15/20	35

	Internet & Catalog Retail — 0.0% (g)
190	Amazon.com, Inc., 2.500%, 11/29/22	173

	Media — 0.4%
	CBS Corp.,
105	1.950%, 07/01/17	106
180	7.875%, 07/30/30	218
	Comcast Corp.,
50	3.125%, 07/15/22	49
20	4.500%, 01/15/43	19
115	4.650%, 07/15/42	109
145	4.950%, 06/15/16	160
100	6.450%, 03/15/37	119
25	COX Communications, Inc., 8.375%, 03/01/39 (e)	30
	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
185	5.150%, 03/15/42	158
150	6.000%, 08/15/40	142
	Discovery Communications LLC,
47	4.375%, 06/15/21	49
35	4.875%, 04/01/43	32
100	NBCUniversal Enterprise, Inc., 1.662%, 04/15/18 (e)	98
	NBCUniversal Media LLC,
200	2.875%, 01/15/23	190
60	4.375%, 04/01/21	64
40	4.450%, 01/15/43	37
95	5.150%, 04/30/20	108
	News America, Inc.,
250	6.750%, 01/09/38	271
90	6.900%, 08/15/39	105
	Thomson Reuters Corp., (Canada),
88	4.500%, 05/23/43	76
150	5.850%, 04/15/40	158
	Time Warner Cable, Inc.,
110	4.500%, 09/15/42	81
125	7.300%, 07/01/38	124
150	Time Warner Entertainment Co. LP, 8.375%, 07/15/33	164
	Time Warner, Inc.,
250	4.750%, 03/29/21	268
150	6.500%, 11/15/36	167
250	7.625%, 04/15/31 (m)	311
	Viacom, Inc.,
33	3.250%, 03/15/23	30
17	3.875%, 12/15/21	17
225	4.250%, 09/01/23	224
85	4.375%, 03/15/43	69
55	5.850%, 09/01/43	56

		3,809

	Multiline Retail — 0.1%
	Macy’s Retail Holdings, Inc.,
100	4.300%, 02/15/43	84
28	5.900%, 12/01/16	32
150	7.450%, 07/15/17	178
47	7.875%, 07/15/15	52
150	Target Corp., 6.350%, 11/01/32	181

		527

	Specialty Retail — 0.0% (g)
	Home Depot, Inc. (The),
110	3.750%, 02/15/24	111
80	4.875%, 02/15/44	81
150	Lowe’s Cos., Inc., 5.125%, 11/15/41	154

		346

	Total Consumer Discretionary	5,971

Consumer Staples — 0.5%
	Beverages — 0.1%
100	Anheuser-Busch Cos. LLC, 7.550%, 10/01/30	132

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Beverages — Continued
	Anheuser-Busch InBev Worldwide, Inc.,
45	1.500%, 07/14/14 (m)	45
30	2.500%, 07/15/22	28
285	5.375%, 01/15/20	328
179	Coca-Cola Co. (The), 1.150%, 04/01/18	175
60	Diageo Capital plc, (United Kingdom), 2.625%, 04/29/23	55
85	PepsiCo, Inc., 2.750%, 03/01/23	80
400	SABMiller Holdings, Inc., 2.450%, 01/15/17 (e)	411

		1,254

	Food & Staples Retailing — 0.1%
	CVS Caremark Corp.,
100	4.125%, 05/15/21	105
115	5.750%, 05/15/41	126
52	CVS Pass-Through Trust, 6.943%, 01/10/30	60
	Kroger Co. (The),
135	3.850%, 08/01/23	133
50	5.150%, 08/01/43	49
25	5.400%, 07/15/40	25
150	6.400%, 08/15/17	173
	Wal-Mart Stores, Inc.,
255	1.950%, 12/15/18	254
170	4.000%, 04/11/43	152
65	5.000%, 10/25/40	67
135	5.250%, 09/01/35	145

		1,289

	Food Products — 0.2%
120	Archer-Daniels-Midland Co., 5.765%, 03/01/41	135
100	Bunge Ltd. Finance Corp., 8.500%, 06/15/19	124
100	Cargill, Inc., 3.300%, 03/01/22 (e)	98
65	ConAgra Foods, Inc., 3.200%, 01/25/23	61
	Kellogg Co.,
66	3.250%, 05/21/18	70
100	Series B, 7.450%, 04/01/31	128
	Kraft Foods Group, Inc.,
130	1.625%, 06/04/15	132
95	5.000%, 06/04/42	94
100	6.875%, 01/26/39	122
150	Mead Johnson Nutrition Co., 5.900%, 11/01/39	164
155	Mondelez International, Inc., 5.375%, 02/10/20	175

		1,303

	Household Products — 0.0% (g)
	Kimberly-Clark Corp.,
100	2.400%, 06/01/23	93
100	6.625%, 08/01/37	129

		222

	Tobacco — 0.1%
	Altria Group, Inc.,
285	2.850%, 08/09/22	261
95	4.250%, 08/09/42	79
130	B.A.T. International Finance plc, (United Kingdom), 1.400%, 06/05/15 (e)	131
	Philip Morris International, Inc.,
80	4.125%, 03/04/43	71
120	4.375%, 11/15/41	110

		652

	Total Consumer Staples	4,720

Energy — 0.7%
	Energy Equipment & Services — 0.1%
	Halliburton Co.,
80	4.750%, 08/01/43	79
125	8.750%, 02/15/21	164
50	Nabors Industries, Inc., 4.625%, 09/15/21	50
100	Noble Holding International Ltd., (Cayman Islands), 5.250%, 03/15/42	91
	Transocean, Inc., (Cayman Islands),
160	3.800%, 10/15/22	151
65	6.375%, 12/15/21	72
50	6.500%, 11/15/20	56

		663

	Oil, Gas & Consumable Fuels — 0.6%
50	Alberta Energy Co., Ltd., (Canada), 7.375%, 11/01/31	58
	Anadarko Petroleum Corp.,
125	5.950%, 09/15/16	140
85	6.375%, 09/15/17	99
150	ANR Pipeline Co., 9.625%, 11/01/21 (m)	209
75	Apache Corp., 4.250%, 01/15/44	66
	BP Capital Markets plc, (United Kingdom),
40	1.375%, 11/06/17	40
140	1.846%, 05/05/17	141
300	2.241%, 09/26/18	300
141	2.750%, 05/10/23	129
40	3.200%, 03/11/16	42
230	3.245%, 05/06/22	222

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Oil, Gas & Consumable Fuels — Continued
	Canadian Natural Resources Ltd., (Canada),
105	5.700%, 05/15/17	119
150	6.250%, 03/15/38	167
65	Canadian Oil Sands Ltd., (Canada), 6.000%, 04/01/42 (e)	67
	Cenovus Energy, Inc., (Canada),
55	3.000%, 08/15/22	52
50	3.800%, 09/15/23	50
85	4.450%, 09/15/42	76
35	5.200%, 09/15/43	35
100	6.750%, 11/15/39	118
	Chevron Corp.,
120	1.718%, 06/24/18	119
71	3.191%, 06/24/23	70
170	ConocoPhillips, 6.500%, 02/01/39	214
185	DCP Midstream Operating LP, 3.875%, 03/15/23	168
	Devon Energy Corp.,
135	1.875%, 05/15/17	135
30	3.250%, 05/15/22	29
155	Enbridge, Inc., (Canada), 4.000%, 10/01/23	155
50	Encana Corp., (Canada), 6.625%, 08/15/37	55
	Energy Transfer Partners LP,
70	3.600%, 02/01/23	65
90	6.050%, 06/01/41	91
	Enterprise Products Operating LLC,
85	4.850%, 08/15/42	80
150	4.850%, 03/15/44	140
80	5.200%, 09/01/20	89
50	5.700%, 02/15/42	52
230	EOG Resources, Inc., 2.625%, 03/15/23	212
200	Kerr-McGee Corp., 7.875%, 09/15/31	252
	Kinder Morgan Energy Partners LP,
85	3.950%, 09/01/22	84
205	5.000%, 03/01/43	185
20	6.850%, 02/15/20	24
150	Magellan Midstream Partners LP, 4.250%, 02/01/21	158
135	Marathon Oil Corp., 6.600%, 10/01/37	160
98	Marathon Petroleum Corp., 6.500%, 03/01/41	107
80	ONEOK Partners LP, 6.200%, 09/15/43	82
42	Petrobras Global Finance B.V., (Netherlands), 4.375%, 05/20/23	38
100	Phillips 66, 4.300%, 04/01/22	102
	Plains All American Pipeline LP/PAA Finance Corp.,
60	3.850%, 10/15/23	59
190	5.750%, 01/15/20	216
	Spectra Energy Capital LLC,
89	3.300%, 03/15/23	79
100	8.000%, 10/01/19	122
	Spectra Energy Partners LP,
15	2.950%, 09/25/18	15
68	5.950%, 09/25/43	72
150	Statoil ASA, (Norway), 3.950%, 05/15/43	133
	Suncor Energy, Inc., (Canada),
170	6.100%, 06/01/18	199
75	6.500%, 06/15/38	88
	Talisman Energy, Inc., (Canada),
75	5.850%, 02/01/37	73
75	6.250%, 02/01/38	76
71	Total Capital Canada Ltd., (Canada), 2.750%, 07/15/23	67
	Total Capital International S.A., (France),
70	1.000%, 08/12/16	70
110	1.550%, 06/28/17	110
120	2.700%, 01/25/23	112
25	2.875%, 02/17/22	24
118	Total Capital S.A., (France), 4.125%, 01/28/21	125

		6,636

	Total Energy	7,299

Financials — 2.8%
	Capital Markets — 0.4%
150	Ameriprise Financial, Inc., 4.000%, 10/15/23	152
	Bank of New York Mellon Corp. (The),
100	2.950%, 06/18/15	104
95	3.550%, 09/23/21	97
100	4.150%, 02/01/21	106
100	BlackRock, Inc., 6.250%, 09/15/17	117
	Credit Suisse USA, Inc.,
150	5.125%, 08/15/15	162
100	7.125%, 07/15/32	130
120	Deutsche Bank AG, (Germany), 3.250%, 01/11/16	126
	Goldman Sachs Group, Inc. (The),
10	2.375%, 01/22/18	10

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Capital Markets — Continued
150	2.900%, 07/19/18	151
210	3.300%, 05/03/15	217
415	3.625%, 01/22/23	397
65	6.250%, 02/01/41	73
120	6.750%, 10/01/37	125
100	7.500%, 02/15/19	121
100	Jefferies Group LLC, 8.500%, 07/15/19	121
	Macquarie Group Ltd., (Australia),
80	6.250%, 01/14/21 (e)	87
100	7.300%, 08/01/14 (e) (m)	105
	Morgan Stanley,
65	1.750%, 02/25/16	65
212	3.750%, 02/25/23	204
300	4.750%, 03/22/17	324
100	5.550%, 04/27/17	111
500	5.750%, 10/18/16	556
80	6.375%, 07/24/42	91
47	Nomura Holdings, Inc., (Japan), 6.700%, 03/04/20	54
116	State Street Corp., 3.100%, 05/15/23	108
150	UBS AG, (Switzerland), 5.750%, 04/25/18	173

		4,087

	Commercial Banks — 0.8%
	Bank of Montreal, (Canada),
375	1.450%, 04/09/18	366
40	2.375%, 01/25/19	40
100	2.550%, 11/06/22	93
	Bank of Nova Scotia, (Canada),
240	1.375%, 07/15/16	241
49	3.400%, 01/22/15	51
150	4.375%, 01/13/21	162
	Barclays Bank plc, (United Kingdom),
150	5.200%, 07/10/14 (m)	155
100	6.050%, 12/04/17 (e)	111
	BB&T Corp.,
83	2.050%, 06/19/18	83
63	5.700%, 04/30/14 (m)	65
	BNP Paribas S.A., (France),
175	2.700%, 08/20/18	177
55	3.250%, 03/03/23	52
300	Capital One Bank USA N.A., 3.375%, 02/15/23	281
	Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A., (Netherlands),
35	2.125%, 10/13/15	36
120	4.500%, 01/11/21	128
95	Credit Suisse, (Switzerland), 5.400%, 01/14/20	104
250	Discover Bank, 2.000%, 02/21/18	244
200	DNB Bank ASA, (Norway), 3.200%, 04/03/17 (e)	210
200	DNB Boligkreditt A.S., (Norway), 2.100%, 10/14/15 (e)	205
115	Fifth Third Bancorp, 8.250%, 03/01/38	149
	HSBC Bank plc, (United Kingdom),
205	4.125%, 08/12/20 (e)	216
300	4.750%, 01/19/21 (e)	324
372	HSBC Holdings plc, (United Kingdom), 5.100%, 04/05/21	410
400	Nordea Bank AB, (Sweden), 3.125%, 03/20/17 (e)	418
250	PNC Bank N.A., 2.950%, 01/30/23	231
	Royal Bank of Canada, (Canada),
110	0.850%, 03/08/16	110
119	2.000%, 10/01/18	119
355	2.200%, 07/27/18	356
200	Skandinaviska Enskilda Banken AB, (Sweden), 1.750%, 03/19/18 (e)	196
250	Societe Generale S.A., (France), 2.625%, 10/01/18	251
200	Standard Chartered plc, (United Kingdom), 5.200%, 01/26/24 (e)	202
100	SunTrust Bank, 5.000%, 09/01/15	107
	Svenska Handelsbanken AB, (Sweden),
250	2.500%, 01/25/19	251
105	4.875%, 06/10/14 (e) (m)	108
400	Swedbank AB, (Sweden), 2.125%, 09/29/17 (e)	403
	Toronto-Dominion Bank (The), (Canada),
120	1.400%, 04/30/18	117
180	2.625%, 09/10/18	184
	U.S. Bancorp,
135	2.950%, 07/15/22	127
67	4.125%, 05/24/21	71
50	UnionBanCal Corp., 5.250%, 12/16/13 (m)	50
200	Wachovia Corp., 5.750%, 02/01/18	231
	Wells Fargo & Co.,
210	1.250%, 07/20/16	210
105	1.500%, 01/16/18	103

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Commercial Banks — Continued
170	Series M, 3.450%, 02/13/23	159
55	4.125%, 08/15/23	54
425	SUB, 3.676%, 06/15/16	453

		8,414

	Consumer Finance — 0.3%
	American Express Co.,
195	1.550%, 05/22/18	191
250	7.000%, 03/19/18	301
265	American Express Credit Corp., 1.300%, 07/29/16	267
150	American Honda Finance Corp., 7.625%, 10/01/18 (e)	187
115	Capital One Financial Corp., 4.750%, 07/15/21	122
	Ford Motor Credit Co. LLC,
220	1.700%, 05/09/16	220
270	2.750%, 05/15/15	276
200	2.875%, 10/01/18	200
400	3.000%, 06/12/17	411
	General Motors Financial Co., Inc.,
65	2.750%, 05/15/16 (e)	65
20	3.250%, 05/15/18 (e)	19
15	4.250%, 05/15/23 (e)	14
185	John Deere Capital Corp., VAR, 0.374%, 06/15/15	185
97	Nissan Motor Acceptance Corp., 1.800%, 03/15/18 (e)	95
	Toyota Motor Credit Corp.,
215	0.800%, 05/17/16	215
200	2.625%, 01/10/23	186

		2,954

	Diversified Financial Services — 0.7%
	Bank of America Corp.,
580	2.000%, 01/11/18	570
395	3.300%, 01/11/23	370
50	3.750%, 07/12/16	53
80	3.875%, 03/22/17	85
63	4.100%, 07/24/23	63
100	5.420%, 03/15/17	110
130	5.625%, 07/01/20	146
80	Series L, 5.650%, 05/01/18	90
500	7.625%, 06/01/19	613
	Citigroup, Inc.,
135	1.700%, 07/25/16	136
335	1.750%, 05/01/18	325
175	2.500%, 09/26/18	174
85	3.375%, 03/01/23	81
36	4.587%, 12/15/15	39
444	5.000%, 09/15/14 (m)	461
65	5.875%, 05/29/37	71
162	6.675%, 09/13/43	174
200	8.500%, 05/22/19	255
200	VAR, 0.528%, 06/09/16	195
	CME Group, Inc.,
49	5.300%, 09/15/43	51
65	5.750%, 02/15/14 (m)	66
	General Electric Capital Corp.,
135	1.625%, 04/02/18	133
110	4.375%, 09/16/20	117
200	4.625%, 01/07/21	215
150	5.625%, 05/01/18	172
375	5.875%, 01/14/38	414
210	6.750%, 03/15/32	250
	ING US, Inc.,
305	2.900%, 02/15/18	306
50	VAR, 5.650%, 05/15/53	46
250	Murray Street Investment Trust I, SUB, 4.647%, 03/09/17	267
190	Nationwide Building Society, (United Kingdom), 4.650%, 02/25/15 (e)	198
	Shell International Finance B.V., (Netherlands),
90	2.250%, 01/06/23	81
125	2.375%, 08/21/22	115
140	3.400%, 08/12/23	138
50	4.550%, 08/12/43	49
30	5.500%, 03/25/40	34

		6,663

	Insurance — 0.3%
100	ACE INA Holdings, Inc., 5.875%, 06/15/14 (m)	104
83	Aflac, Inc., 3.625%, 06/15/23 (m)	81
	Allstate Corp. (The),
61	3.150%, 06/15/23	59
120	5.550%, 05/09/35	133
90	VAR, 5.750%, 08/15/53	88
	American International Group, Inc.,
225	3.375%, 08/15/20	225
24	4.125%, 02/15/24	24

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Insurance — Continued
90	4.875%, 06/01/22	97
175	6.400%, 12/15/20	206
	Aon Corp.,
53	3.125%, 05/27/16	55
28	6.250%, 09/30/40	32
	Berkshire Hathaway Finance Corp.,
205	0.950%, 08/15/16	205
155	3.000%, 05/15/22	151
60	Berkshire Hathaway, Inc., 4.500%, 02/11/43	56
	CNA Financial Corp.,
15	5.850%, 12/15/14	16
30	5.875%, 08/15/20	35
100	6.500%, 08/15/16	113
30	Hartford Financial Services Group, Inc., 5.125%, 04/15/22	33
100	Liberty Mutual Group, Inc., 5.000%, 06/01/21 (e)	106
25	Lincoln National Corp., 4.850%, 06/24/21	27
90	Markel Corp., 3.625%, 03/30/23	85
105	MassMutual Global Funding II, 2.100%, 08/02/18 (e)	105
	MetLife, Inc.,
105	4.125%, 08/13/42	92
100	4.750%, 02/08/21	110
	Metropolitan Life Global Funding I,
100	1.500%, 01/10/18 (e)	98
100	3.125%, 01/11/16 (e)	104
50	Pacific Life Insurance Co., 9.250%, 06/15/39 (e)	68
100	Principal Life Income Funding Trusts, 5.100%, 04/15/14 (m)	102
	Prudential Financial, Inc.,
165	5.100%, 08/15/43	163
35	5.800%, 11/16/41	38
25	Swiss Re Treasury U.S. Corp., 4.250%, 12/06/42 (e)	22
75	Travelers Property Casualty Corp., 7.750%, 04/15/26	99

		2,932

	Real Estate Investment Trusts (REITs) — 0.3%
65	American Tower Corp., 3.500%, 01/31/23	57
110	AvalonBay Communities, Inc., 3.625%, 10/01/20	112
	Boston Properties LP,
180	3.800%, 02/01/24	173
335	3.850%, 02/01/23	326
	Camden Property Trust,
70	4.875%, 06/15/23	74
64	5.700%, 05/15/17	71
60	CommonWealth REIT, 6.650%, 01/15/18	65
30	Duke Realty LP, 6.750%, 03/15/20	35
	ERP Operating LP,
15	3.000%, 04/15/23	14
168	4.625%, 12/15/21	177
	HCP, Inc.,
44	2.625%, 02/01/20	42
30	3.150%, 08/01/22	27
240	5.375%, 02/01/21	261
115	Kimco Realty Corp., 3.125%, 06/01/23	106
	Liberty Property LP,
45	3.375%, 06/15/23	41
55	4.400%, 02/15/24	55
173	ProLogis LP, 4.250%, 08/15/23	172
	Simon Property Group LP,
85	2.750%, 02/01/23	78
17	5.650%, 02/01/20	20
100	6.125%, 05/30/18	117
110	UDR, Inc., 3.700%, 10/01/20	111
255	Ventas Realty LP/Ventas Capital Corp., 4.250%, 03/01/22	257
100	WEA Finance LLC/WT Finance Aust Pty Ltd., 6.750%, 09/02/19 (e)	119

		2,510

	Total Financials	27,560

Health Care — 0.4%
	Biotechnology — 0.0% (g)
	Amgen, Inc.,
150	4.100%, 06/15/21	155
40	4.950%, 10/01/41	37
65	5.650%, 06/15/42	68
100	Celgene Corp., 3.950%, 10/15/20	103
135	Gilead Sciences, Inc., 4.500%, 04/01/21	145

		508

	Health Care Equipment & Supplies — 0.0% (g)
45	St. Jude Medical, Inc., 4.750%, 04/15/43	43

	Health Care Providers & Services — 0.2%
	Aetna, Inc.,
140	2.750%, 11/15/22	129

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Health Care Providers & Services — Continued
50	4.500%, 05/15/42	46
80	AmerisourceBergen Corp., 3.500%, 11/15/21	80
55	Cardinal Health, Inc., 4.600%, 03/15/43	50
155	Cigna Corp., 4.000%, 02/15/22	158
	Express Scripts Holding Co.,
120	3.125%, 05/15/16	126
175	4.750%, 11/15/21	187
85	Howard Hughes Medical Institute, 3.500%, 09/01/23	85
100	Medco Health Solutions, Inc., 7.125%, 03/15/18	121
	UnitedHealth Group, Inc.,
30	2.750%, 02/15/23	28
200	2.875%, 03/15/23	188
140	3.950%, 10/15/42	120
25	Ventas Realty LP, 5.700%, 09/30/43	25
	WellPoint, Inc.,
60	2.300%, 07/15/18	60
50	4.625%, 05/15/42	46
120	5.100%, 01/15/44	117

		1,566

	Pharmaceuticals — 0.2%
	AbbVie, Inc.,
110	1.200%, 11/06/15	110
235	1.750%, 11/06/17	233
55	4.400%, 11/06/42	50
	Actavis, Inc.,
55	1.875%, 10/01/17	55
155	3.250%, 10/01/22	145
	Bristol-Myers Squibb Co.,
35	2.000%, 08/01/22	32
15	3.250%, 08/01/42	12
	GlaxoSmithKline Capital plc, (United Kingdom),
125	1.500%, 05/08/17	126
165	2.850%, 05/08/22	158
	GlaxoSmithKline Capital, Inc.,
104	2.800%, 03/18/23	98
40	4.200%, 03/18/43	37
	Merck & Co., Inc.,
63	2.800%, 05/18/23	59
105	3.600%, 09/15/42	89
15	4.150%, 05/18/43	14
	Mylan, Inc.,
30	1.800%, 06/24/16 (e)	30
295	2.600%, 06/24/18 (e)	292
20	3.125%, 01/15/23 (e)	19
100	7.875%, 07/15/20 (e)	114
120	Sanofi, (France), 1.250%, 04/10/18	117
	Teva Pharmaceutical Finance Co. B.V., (Netherlands),
120	2.950%, 12/18/22	111
60	3.650%, 11/10/21	59
19	Zoetis, Inc., 1.875%, 02/01/18 (e)	19

		1,979

	Total Health Care	4,096

Industrials — 0.6%
	Aerospace & Defense — 0.1%
50	Boeing Co. (The), 6.625%, 02/15/38	64
100	Honeywell International, Inc., 4.250%, 03/01/21	109
	Lockheed Martin Corp.,
140	2.125%, 09/15/16	144
75	4.070%, 12/15/42	66
200	4.250%, 11/15/19	218
	United Technologies Corp.,
100	4.500%, 06/01/42	97
180	5.400%, 05/01/35	199

		897

	Airlines — 0.1%
35	Air Canada 2013-1 Class A Pass-Through Trust, (Canada), 4.125%, 05/15/25 (e)	33
20	American Airlines 2011-1 Class A Pass-Through Trust, 5.250%, 01/31/21	21
400	American Airlines 2013-2 Class A Pass-Through Trust, 4.950%, 01/15/23 (e)	401
88	Continental Airlines 2007-1 Class A Pass-Through Trust, 5.983%, 04/19/22	94
101	Delta Air Lines, 2007-1 Class A Pass-Through Trust, 6.821%, 08/10/22	112
16	Delta Air Lines, 2010-2 Class A Pass-Through Trust, 4.950%, 05/23/19	17
14	Delta Air Lines, 2011-1 Class A Pass-Through Trust, 5.300%, 04/15/19	15
43	Northwest Airlines 2007-1 Class A Pass-Through Trust, 7.027%, 11/01/19	46

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Airlines — Continued
65	U.S. Airways, 2013-1 Class A Pass-Through Trust, 3.950%, 11/15/25	60

		799

	Commercial Services & Supplies — 0.0% (g)
100	Republic Services, Inc., 6.086%, 03/15/35	110
	Waste Management, Inc.,
37	4.600%, 03/01/21	39
100	4.750%, 06/30/20	109

		258

	Electrical Equipment — 0.1%
	Eaton Corp.,
200	1.500%, 11/02/17 (e)	197
160	4.000%, 11/02/32 (e)	147

		344

	Industrial Conglomerates — 0.1%
	Danaher Corp.,
61	3.900%, 06/23/21	65
100	5.400%, 03/01/19	116
	General Electric Co.,
400	2.700%, 10/09/22	377
35	4.125%, 10/09/42	32
180	5.250%, 12/06/17	205
	Koninklijke Philips N.V., (Netherlands),
120	3.750%, 03/15/22	120
40	5.750%, 03/11/18	46

		961

	Machinery — 0.0% (g)
	Caterpillar, Inc.,
96	3.803%, 08/15/42	82
100	3.900%, 05/27/21	105

		187

	Road & Rail — 0.2%
	Burlington Northern Santa Fe LLC,
190	3.050%, 09/01/22	182
500	4.100%, 06/01/21	526
40	5.050%, 03/01/41	40
25	5.750%, 05/01/40	27
200	Canadian National Railway Co., (Canada), 6.375%, 11/15/37	248
63	Canadian Pacific Railway Co., (Canada), 7.125%, 10/15/31	76
	CSX Corp.,
85	4.100%, 03/15/44	72
150	7.375%, 02/01/19	184
	ERAC USA Finance LLC,
40	2.800%, 11/01/18 (e)	40
35	4.500%, 08/16/21 (e)	37
	Norfolk Southern Corp.,
50	4.800%, 08/15/43	49
391	4.837%, 10/01/41	384
	Ryder System, Inc.,
43	3.500%, 06/01/17	45
20	3.600%, 03/01/16	21

		1,931

	Transportation Infrastructure — 0.0% (g)
200	Heathrow Funding Ltd., (United Kingdom), 2.500%, 06/25/15 (e)	203

	Total Industrials	5,580

Information Technology — 0.2%
	Communications Equipment — 0.0% (g)
65	Cisco Systems, Inc., 5.500%, 01/15/40	73

	Computers & Peripherals — 0.0% (g)
240	Apple, Inc., 3.850%, 05/04/43	201
82	EMC Corp., 2.650%, 06/01/20	81

		282

	Electronic Equipment, Instruments & Components — 0.0% (g)
150	Arrow Electronics, Inc., 6.000%, 04/01/20	163

	Internet Software & Services — 0.0% (g)
100	eBay, Inc., 3.250%, 10/15/20	102

	IT Services — 0.1%
	International Business Machines Corp.,
180	1.250%, 02/08/18	177
110	3.375%, 08/01/23	108

		285

	Office Electronics — 0.0% (g)
100	Xerox Corp., 5.625%, 12/15/19	111

	Semiconductors & Semiconductor Equipment — 0.0% (g)
92	Texas Instruments, Inc., 2.375%, 05/16/16	96

	Software — 0.1%
	Microsoft Corp.,
130	3.500%, 11/15/42	106
160	3.750%, 05/01/43	135

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Software — Continued
	Oracle Corp.,
455	2.500%, 10/15/22	419
56	3.625%, 07/15/23	56
200	5.750%, 04/15/18	233

		949

	Total Information Technology	2,061

Materials — 0.2%
	Chemicals — 0.1%
	Dow Chemical Co. (The),
185	4.125%, 11/15/21	189
38	4.250%, 11/15/20	39
89	E.I. du Pont de Nemours & Co., 4.150%, 02/15/43	80
160	PPG Industries, Inc., 7.400%, 08/15/19	192
150	Union Carbide Corp., 7.750%, 10/01/96	167

		667

	Construction Materials — 0.0% (g)
44	CRH America, Inc., 6.000%, 09/30/16	49

	Metals & Mining — 0.1%
	Barrick Gold Corp., (Canada),
50	5.250%, 04/01/42	40
100	6.950%, 04/01/19	114
40	Barrick North America Finance LLC, 5.700%, 05/30/41	34
139	BHP Billiton Finance USA Ltd., (Australia), 5.000%, 09/30/43	142
200	Freeport-McMoRan Copper & Gold, Inc., 3.875%, 03/15/23 (e)	185
84	5.450%, 03/15/43 (e)	75
27	Nucor Corp., 4.000%, 08/01/23	26
100	Rio Tinto Finance USA Ltd., (Australia), 4.125%, 05/20/21	101
35	8.950%, 05/01/14 (m)	37
200	Rio Tinto Finance USA plc, (United Kingdom), 2.875%, 08/21/22	184
135	Vale Overseas Ltd., (Cayman Islands), 4.375%, 01/11/22	130
	Xstrata Finance Canada Ltd., (Canada),
50	4.250%, 10/25/22 (e)	47
60	5.550%, 10/25/42 (e)	52

		1,167

	Paper & Forest Products — 0.0% (g)
85	International Paper Co., 6.000%, 11/15/41	91

	Total Materials	1,974

Telecommunication Services — 0.3%
	Diversified Telecommunication Services — 0.2%
415	AT&T, Inc., 4.300%, 12/15/42 (m)	345
100	British Telecommunications plc, (United Kingdom), 9.625%, 12/15/30	148
	Deutsche Telekom International Finance B.V., (Netherlands),
355	2.250%, 03/06/17 (e)	360
100	6.750%, 08/20/18	120
85	Orange S.A., (France), 5.375%, 01/13/42	82
98	Telecom Italia Capital S.A., (Luxembourg), 6.175%, 06/18/14 (m)	101
	Telefonica Emisiones S.A.U., (Spain),
150	4.570%, 04/27/23	144
100	6.221%, 07/03/17	110
	Verizon Communications, Inc.,
155	2.450%, 11/01/22	137
160	2.500%, 09/15/16	165
200	3.850%, 11/01/42	158
396	6.400%, 09/15/33	440
190	6.550%, 09/15/43	215

		2,525

	Wireless Telecommunication Services — 0.1%
	America Movil S.A.B. de C.V., (Mexico),
200	2.375%, 09/08/16	203
200	3.125%, 07/16/22	183
100	5.000%, 10/16/19	109
100	Crown Castle Towers LLC, 3.214%, 08/15/15 (e)	102
	Vodafone Group plc, (United Kingdom),
70	4.375%, 02/19/43	61
125	5.625%, 02/27/17	140
50	6.150%, 02/27/37	55

		853

	Total Telecommunication Services	3,378

Utilities — 0.8%
	Electric Utilities — 0.5%
200	Alabama Power Co., 3.850%, 12/01/42	173
100	Appalachian Power Co., 4.600%, 03/30/21	107
150	Arizona Public Service Co., 4.500%, 04/01/42	143
	Baltimore Gas & Electric Co.,
65	2.800%, 08/15/22	61

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Electric Utilities — Continued
55	3.350%, 07/01/23	54
80	Duke Energy Carolinas LLC, 4.300%, 06/15/20	87
	Duke Energy Corp.,
187	3.050%, 08/15/22	177
130	5.050%, 09/15/19	145
175	Duke Energy Progress, Inc., 4.100%, 03/15/43	159
100	Enel Finance International N.V., (Netherlands), 5.125%, 10/07/19 (e)	104
	Entergy Arkansas, Inc.,
15	3.050%, 06/01/23	14
140	3.750%, 02/15/21	145
50	Florida Power & Light Co., 5.950%, 10/01/33	60
	Georgia Power Co.,
145	3.000%, 04/15/16	151
100	4.300%, 03/15/43	90
35	Great Plains Energy, Inc., 4.850%, 06/01/21	37
100	Indiana Michigan Power Co., 7.000%, 03/15/19	120
200	Kansas City Power & Light Co., 5.300%, 10/01/41	201
210	LG&E and KU Energy LLC, 2.125%, 11/15/15	215
	Nevada Power Co.,
34	5.450%, 05/15/41	37
50	6.500%, 08/01/18	60
	Pacific Gas & Electric Co.,
75	3.250%, 06/15/23	72
100	6.050%, 03/01/34	111
245	PacifiCorp, 2.950%, 02/01/22	240
400	Peco Energy Co., 4.800%, 10/15/43	408
200	Pennsylvania Electric Co., 6.050%, 09/01/17	225
	PPL Capital Funding, Inc.,
50	3.500%, 12/01/22	47
60	4.200%, 06/15/22	60
75	4.700%, 06/01/43	67
42	PPL Electric Utilities Corp., 4.750%, 07/15/43	43
15	PPL WEM Holdings plc, (United Kingdom), 5.375%, 05/01/21 (e)	16
	Progress Energy, Inc.,
130	3.150%, 04/01/22	124
117	4.400%, 01/15/21	124
150	Public Service Co. of Colorado, 2.500%, 03/15/23	139
41	Sierra Pacific Power Co., Series T, 3.375%, 08/15/23	41
	Southern California Edison Co.,
65	3.900%, 03/15/43	58
40	4.500%, 09/01/40	39
146	4.650%, 10/01/43	144
100	6.650%, 04/01/29	122
75	Southern Co. (The), 2.450%, 09/01/18	76
200	Southwestern Public Service Co., Series G, 8.750%, 12/01/18	258
	Virginia Electric and Power Co.,
150	2.750%, 03/15/23	142
75	4.000%, 01/15/43	67
150	Wisconsin Electric Power Co., 1.700%, 06/15/18	148
95	Xcel Energy, Inc., 4.700%, 05/15/20	105

		5,216

	Gas Utilities — 0.0% (g)
86	CenterPoint Energy Resources Corp., 4.500%, 01/15/21	93

	Independent Power Producers & Energy Traders — 0.1%
94	Exelon Generation Co. LLC, 5.750%, 10/01/41	93
60	Oglethorpe Power Corp., 5.375%, 11/01/40	62
188	PSEG Power LLC, 5.125%, 04/15/20	209
35	Southern Power Co., 5.250%, 07/15/43	35

		399

	Multi-Utilities — 0.2%
	AGL Capital Corp.,
100	5.250%, 08/15/19 (m)	114
18	5.875%, 03/15/41 (m)	20
	Consolidated Edison Co. of New York, Inc.,
65	3.950%, 03/01/43	58
80	5.850%, 04/01/18	93
100	6.750%, 04/01/38	128
	Dominion Resources, Inc.,
105	Series B, 2.750%, 09/15/22	98
75	4.450%, 03/15/21	80
235	5.200%, 08/15/19	267
100	MidAmerican Energy Holdings Co., 5.750%, 04/01/18	116
	Nisource Finance Corp.,
120	4.800%, 02/15/44	108
80	5.800%, 02/01/42	83
120	6.125%, 03/01/22	135

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Multi-Utilities — Continued
	Sempra Energy,
100	2.300%, 04/01/17	102
205	2.875%, 10/01/22	190
100	9.800%, 02/15/19	134

		1,726

	Water Utilities — 0.0% (g)
	American Water Capital Corp.,
120	6.085%, 10/15/17	138
100	6.593%, 10/15/37	122

		260

	Total Utilities	7,694

	Total Corporate Bonds (Cost $70,326)	70,333

Foreign Government Security — 0.0% (g)
86	United Mexican States, (Mexico), 4.000%, 10/02/23 (Cost $86)	85

SHARES
Investment Companies — 15.2% (b)
1,771	JPMorgan Emerging Markets Debt Fund, Class R6 Shares	14,471
930	JPMorgan Emerging Markets Equity Fund, Institutional Class Shares	21,036
214	JPMorgan Emerging Markets Local Currency Debt Fund, Class R6 Shares	2,032
7,423	JPMorgan High Yield Fund, Class R6 Shares	59,829
998	JPMorgan International Realty Fund, Class R5 Shares	10,370
1,329	JPMorgan Mid Cap Core Fund, Class R6 Shares	29,903
1,226	JPMorgan Realty Income Fund, Institutional Class Shares	14,265

	Total Investment Companies (Cost $126,113)	151,906

PRINCIPAL AMOUNT($)
Mortgage Pass-Through Securities — 1.3%
70	Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family, 5.500%, 02/01/24	75
	Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family,
95	6.500%, 11/01/22 - 03/01/26	105
	Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
347	4.500%, 05/01/41	370
300	5.500%, 02/01/39	326
322	6.000%, 08/01/36 - 12/01/36	355
4	7.000%, 02/01/26	4
13	7.500%, 05/01/26 - 08/01/27	16
6	8.000%, 04/01/25 - 05/01/25	7
7	8.500%, 07/01/26	9
	Federal Home Loan Mortgage Corp. Gold Pools, Other,
5	7.000%, 12/01/14 - 03/01/16	6
	Federal National Mortgage Association, 15 Year, Single Family,
21	4.500%, 05/01/19	22
27	5.000%, 10/01/19	28
224	6.000%, 01/01/14 - 01/01/24	242
231	Federal National Mortgage Association, 20 Year, Single Family, 5.500%, 02/01/28	252
	Federal National Mortgage Association, 30 Year, Single Family,
308	6.000%, 12/01/32 - 04/01/35	342
418	6.500%, 02/01/26 - 10/01/38	465
232	7.000%, 03/01/26 - 11/01/38	256
21	7.500%, 05/01/26 - 11/01/26	21
35	8.000%, 11/01/22 - 06/01/24	39
14	8.500%, 11/01/18	15
15	9.000%, 08/01/24	17
	Federal National Mortgage Association, Other,
148	VAR, 0.537%, 01/01/23	148
150	VAR, 3.050%, 09/25/20	154
200	1.792%, 05/01/20	194
400	2.077%, 06/01/20	393
199	2.428%, 05/01/23	186
349	2.480%, 12/01/22 - 07/01/23	328
389	2.490%, 10/01/17 - 01/01/23	381
400	2.531%, 11/01/22	377
250	2.604%, 05/01/23	232
198	2.614%, 03/01/23	189
447	2.769%, 05/01/23	429
199	2.793%, 04/01/23	191
245	2.934%, 06/01/22	241
98	2.996%, 06/01/22	95
100	3.110%, 10/01/21	101

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — Continued
97	3.131%, 12/01/21	97
234	3.327%, 10/01/20	242
200	3.482%, 11/01/20	207
200	3.492%, 01/01/18	213
645	3.500%, 05/01/43 - 06/01/43	650
150	3.590%, 10/01/20	158
200	3.596%, 12/01/20	208
191	3.658%, 10/01/20	200
981	3.730%, 06/01/18	1,067
400	3.760%, 08/01/23	414
240	3.810%, 01/01/19	256
143	3.823%, 12/01/20	151
199	3.898%, 05/01/22	210
379	4.000%, 07/01/42	395
400	4.174%, 10/01/20	427
291	4.474%, 04/01/21	316
240	4.515%, 02/01/20	263
183	4.770%, 06/01/19	203
291	4.794%, 01/01/21	322
	Government National Mortgage Association II, 30 Year, Single Family,
5	8.000%, 07/20/28	6
33	8.500%, 09/20/25	39
	Government National Mortgage Association, 30 Year, Single Family,
50	6.500%, 01/15/24 - 03/15/28	56
105	7.000%, 04/15/24 - 05/15/26	111
19	7.500%, 06/15/25 - 05/15/26	20
31	8.000%, 04/15/24 - 09/15/27	34
61	8.500%, 06/15/22 - 12/15/22	69
2	10.000%, 07/15/18	2

	Total Mortgage Pass-Through Securities (Cost $12,933)	12,947

Municipal Bonds — 0.0% (g) (t)
	New York — 0.0% (g)
35	New York State Dormitory Authority, State Personal Income Tax, Series D, Rev., 5.600%, 03/15/40	38
150	Port Authority of New York & New Jersey, Consolidated, Series 164, Rev., 5.647%, 11/01/40	163

		201

	Ohio — 0.0% (g)
210	American Municipal Power, Inc., Meldahl Hydroelectric Project, Series B, Rev., 7.499%, 02/15/50	253

	Total Municipal Bonds (Cost $395)	454

Preferred Securities — 0.1% (x)
Financials — 0.1%
	Capital Markets — 0.0% (g)
100	Bank of New York Mellon Corp. (The), Series D, VAR, 4.500%, 06/20/23	86

	Commercial Banks — 0.0% (g)
75	PNC Financial Services Group, Inc. (The), Series R, VAR, 4.850%, 06/01/23	65
240	Wells Fargo & Co., Series K, VAR, 7.980%, 03/15/18	264

		329

	Diversified Financial Services — 0.1%
255	Bank of America Corp., Series K, VAR, 8.000%, 01/30/18	277
85	Citigroup, Inc., Series D, VAR, 5.350%, 05/15/23	74
100	General Electric Capital Corp., Series B, VAR,
	6.250%, 12/15/22	101

		452

	Insurance — 0.0% (g)
100	Swiss Re Capital I LP, (United Kingdom), VAR, 6.854%, 05/25/16 (e)	105

	Total Preferred Securities (Cost $1,022)	972

Supranational — 0.0% (g)
64	Corp. Andina de Fomento, 3.750%, 01/15/16 (Cost $64)	67

U.S. Government Agency Securities — 0.0% (g)
	Tennessee Valley Authority,
74	1.750%, 10/15/18	74
44	4.625%, 09/15/60	42
65	5.250%, 09/15/39	71

	Total U.S. Government Agency Securities (Cost $182)	187

U.S. Treasury Obligations — 8.8%
	U.S. Treasury Bonds,
3,000	5.375%, 02/15/31 (m)	3,826
9,500	6.000%, 02/15/26 (m)	12,564
4,000	6.250%, 08/15/23 (m)	5,294

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Treasury Obligations — Continued
3,000	U.S. Treasury Bonds STRIPS 08/15/16 (m)	2,947
100	U.S. Treasury Inflation Indexed Notes, 1.250%, 04/15/14	111
	U.S. Treasury Notes,
70	0.250%, 11/30/13 (k)	70
6,405	0.250%, 01/31/14 (k) (m)	6,410
100	0.625%, 08/15/16 (m)	100
17,000	0.750%, 10/31/17 (m)	16,766
8,000	1.000%, 11/30/19 (m)	7,631
2,000	1.125%, 12/31/19 (m)	1,917
8,000	1.125%, 04/30/20 (m)	7,605
9,000	1.375%, 11/30/15 (m)	9,193
2,000	2.000%, 02/15/22 (m)	1,944
260	2.500%, 08/15/23 (m)	257
2,000	2.625%, 12/31/14 (m)	2,061
600	3.125%, 10/31/16 (m)	644
8,000	4.750%, 05/15/14 (m)	8,232

	Total U.S. Treasury Obligations (Cost $87,180)	87,572

NUMBER OF RIGHTS
Rights — 0.0% (g)
Financials — 0.0% (g)
	Commercial Banks — 0.0% (g)
52	Banco Bilbao Vizcaya Argentaria S.A., (Spain), expiring 10/17/13 (a)	7
51	Barclays plc, (United Kingdom), expiring 10/02/13 (a)	67

	Total Rights (Cost $—)	74

PRINCIPAL AMOUNT($)
Short-Term Investments— 2.9%
	U.S. Treasury Obligations— 0.0% (g)
	U.S. Treasury Bills,
45	0.064%, 01/23/14 (k) (n)	45
110	0.072%, 11/14/13 (k) (n)	109

		154

SHARES
	Investment Company — 2.9%
28,689	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (m)	28,689

	Total Short-Term Investments (Cost $28,843)	28,843

	Total Investments — 100.4%
	(Cost $846,835)	1,001,231
	Liabilities in Excess of Other Assets — (0.4)%	(4,053)

	NET ASSETS — 100.0%	$997,178

Percentages indicated are based on net assets.

PORTFOLIO COMPOSITION BY COUNTRY*
United States	76.6%
United Kingdom	3.6
Japan	2.6
Switzerland	2.1
France	1.7
Germany	1.3
Netherlands	1.0
Others (each less than 1.0%)	8.2
Short-Term Investments	2.9

*	Percentages indicated are based upon total investments as of September 30, 2013.

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 09/30/13	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
21	IBEX 35 Index	10/18/13	$2,595	$47
91	TOPIX Index	12/12/13	11,077	52
35	10 Year Canadian Government Bond	12/18/13	4,405	61
180	10 Year U.S. Treasury Note	12/19/13	22,750	368
41	SPI 200 Index	12/19/13	4,994	(40)
11	U.S. Treasury Long Bond	12/19/13	1,467	24
302	Dow Jones Euro STOXX 50 Index	12/20/13	11,762	11
101	E-mini Russell 2000	12/20/13	10,821	194
78	E-mini S&P 500	12/20/13	6,530	(30)
56	FTSE 100 Index	12/20/13	5,829	(116)
22	FTSE/MIB Index	12/20/13	2,592	(40)
10	2 Year U.S. Treasury Note	12/31/13	2,203	6

	Short Futures Outstanding
(89)	CAC 40 10 Euro	10/18/13	(4,992)	(6)
(66)	Hang Seng Index	10/30/13	(9,736)	156
(69)	Euro Bund	12/06/13	(13,115)	(273)
(3)	10 Year Japanese Government Bond	12/11/13	(4,399)	(35)
(35)	10 Year U.S. Treasury Note	12/19/13	(4,424)	(68)
(34)	S&P/Toronto 60 Index	12/19/13	(4,822)	19
(158)	5 Year U.S. Treasury Note	12/31/13	(19,125)	(133)

				$197

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE		VALUE AT 09/30/13		NET UNREALIZED APPRECIATION (DEPRECIATION)
106,031	EUR
14,261,148	for JPY	BNP Paribas	11/29/13	$145	#	$143	#	$(2)
153,526	EUR
19,958,196	for JPY	Credit Suisse International	11/29/13	203	#	208	#	5
88,625	GBP
14,138,984	for JPY	BNP Paribas	11/29/13	144	#	143	#	(1)
4,346,449	AUD	Australia and New Zealand Banking Group Limited	11/29/13	3,921		4,039		118
387,891	CHF	Union Bank of Switzerland AG	11/29/13	422		429		7
1,059,944	DKK	Union Bank of Switzerland AG	11/29/13	191		193		2
438,836	EUR	Credit Suisse International	11/29/13	579		594		15
132,609	EUR	Goldman Sachs International	11/29/13	174		179		5
94,136	GBP	Goldman Sachs International	11/29/13	148		153		5
88,755,720	JPY	Morgan Stanley	11/29/13	913		903		(10)
2,718,608	NOK	Merrill Lynch International	11/29/13	453		451		(2)
1,297,171	SGD	Goldman Sachs International	11/29/13	1,016		1,034		18

				$8,309		$8,469		$160

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE		VALUE AT 09/30/13		NET UNREALIZED APPRECIATION (DEPRECIATION)
393,695	CAD	State Street Corp.	11/29/13	$379		$382		$(3)
212,117	CHF	State Street Corp.	11/29/13	227		235		(8)
1,300,101	EUR	Merrill Lynch International	11/29/13	1,745		1,759		(14)
134,617	EUR	Royal Bank of Canada	11/29/13	182		182		— (h)
832,339	GBP	TD Bank Financial Group	11/29/13	1,303		1,346		(43)
14,903,944	HKD	Westpac Banking Corp.	11/29/13	1,923		1,922		1
52,982,159	JPY	Westpac Banking Corp.	11/29/13	543		539		4
2,075,319	SEK	Citibank, N.A.	11/29/13	319		323		(4)

				$6,621		$6,688		$(67)

# For cross-currency exchange contracts, the settlement value is the U.S. Dollar market value at 09/30/13 of the currency being sold, and the value at 09/30/13 is the U.S. dollar market value of the currency being purchased.

JPMorgan Diversified Fund

NOTES TO SCHEDULE OF PORTFOLIO OF INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

ADR	—	American Depositary Receipt
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CMBS	—	Commercial Mortgage Backed Security
CMO	—	Collateralized Mortgage Obligation
CVA	—	Dutch Certification
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
GDR	—	Global Depositary Receipt
HKD	—	Hong Kong Dollar
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of September 30, 2013. The rate may be subject to a cap and floor.
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
JPY	—	Japanese Yen
NOK	—	Norwegian Krone
PO	—	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
REMIC	—	Real Estate Mortgage Investment Conduit
Rev.	—	Revenue
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
STRIPS	—	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of September 30, 2013.
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of September 30, 2013.
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.1%.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(k)	—	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	—	The rate shown is the current yield as of September 30, 2013.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(n)	—	The rate shown is the effective yield at the date of purchase.
(t)	—	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(x)	—	Securities are perpetual and, thus, do not have predetermined maturity dates. The coupon rates for these securities are fixed for a period of time and may be structured to adjust thereafter. The dates shown, if applicable, reflect the next call date. The coupon rates shown are the rates in effect as of September 30, 2013.
@	—	The date shown reflects the next call date on which the issuer may redeem the security at par value. The coupon rate for this security is based on par value and is currently in effect as of September 30, 2013.
As of September 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$164,710
Aggregate gross unrealized depreciation	(10,314)

Net unrealized appreciation/depreciation	$154,396

Federal income tax cost of investments	$846,835

JPMorgan Diversified Fund

NOTES TO SCHEDULE OF PORTFOLIO OF INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

A. Valuation of Investments — Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on prices received from independent or affiliated pricing services approved by the Board of Trustees or third party broker-dealers. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon-rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Portfolio are valued. Securities listed on the NASDAQ Stock Market LLC are generally valued at the NASDAQ Official Closing Price. Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at each investment company’s net asset value per share (“NAV”) as of the report date.

Certain investments of the Fund may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Fund to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board of Trustees. If valuations are not available from such pricing services or values received are deemed not representative of fair value, values will be obtained from a third party broker-dealer or counterparty.

Securities or other assets for which market quotations are not readily available or for which market quotations are deemed to not represent the fair value of the security or asset at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Board of Trustees has established an Audit and Valuation Committee to assist with the oversight of the valuation of the Portfolio’s securities. JPMorgan Funds Management, Inc. (the “Administrator”, or “JPMFM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), has established a Valuation Committee (“VC”) that is comprised of senior representatives from JPMFM, J.P. Morgan Investment Management Inc. (the “Advisor” or “JPMIM”) and J.P. Morgan Asset Management’s Legal, Compliance and Risk Management groups and the Portfolio’s Chief Compliance Officer. The VC’s responsibilities include making determinations regarding Level 3 fair value measurements (“Fair Values”) and/or providing recommendations for approval to the Board of Trustees’ Audit and Valuation Committee, in accordance with the Fund’s valuation policies.

The VC or Board of Trustees, as applicable, primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The VC or Board of Trustees may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. JPMFM and JPMIM are responsible for monitoring developments that may impact Fair Values and for discussing and assessing Fair Values on an ongoing, and at least a quarterly, basis with the VC and Board of Trustees, as applicable. The appropriateness of Fair Values is assessed based on results of unchanged price review and consideration of macro or security specific events, back testing and broker and vendor due diligence.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value Level 3 securities held by the Portfolio at September 30, 2013.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report, are not reflected herein.

JPMorgan Diversified Fund

NOTES TO SCHEDULE OF PORTFOLIO OF INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments SOI (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Consumer Discretionary	$65,342	$22,876	$—		$88,218
Consumer Staples	24,995	14,416	—	(a)	39,411
Energy	36,846	13,873	—		50,719
Financials	69,163	40,472	—		109,635
Health Care	51,755	12,091	—	(a)	63,846
Industrials	48,057	16,393	—		64,450
Information Technology	81,494	11,868	—		93,362
Materials	13,801	13,251	17		27,069
Telecommunication Services	5,597	6,226	—		11,823
Utilities	10,124	2,629	—		12,753

Total Common Stocks	407,174	154,095	17		561,286

Preferred Stocks
Consumer Discretionary	—	1,785	—		1,785
Consumer Staples	—	1,187	—		1,187
Financials	179	—	—		179

Total Preferred Stocks	179	2,972	—		3,151

Debt Securities
Asset-Backed Securities	—	8,340	17,493		25,833
Collateralized Mortgage Obligations
Agency CMO	—	38,714	55		38,769
Non-Agency CMO	—	13,646	98		13,744

Total Collateralized Mortgage Obligations	—	52,360	153		52,513

Commercial Mortgage-Backed Securities	—	4,927	81		5,008
Corporate Bonds
Consumer Discretionary	—	5,971	—		5,971
Consumer Staples	—	4,720	—		4,720
Energy	—	7,299	—		7,299
Financials	—	27,560	—		27,560
Health Care	—	4,096	—		4,096
Industrials	—	5,199	381		5,580
Information Technology	—	2,061	—		2,061
Materials	—	1,974	—		1,974
Telecommunication Services	—	3,378	—		3,378
Utilities	—	7,694	—		7,694

Total Corporate Bonds	—	69,952	381		70,333

Foreign Government Securities	—	85	—		85
Mortgage Pass-Through Securities	—	12,947	—		12,947
Municipal Bonds	—	454	—		454

JPMorgan Diversified Fund

NOTES TO SCHEDULE OF PORTFOLIO OF INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Preferred Securities Financials	$—	$972	$—	$972
Supranational	—	67	—	67
U.S. Government Agency Securities	—	187	—	187
U.S. Treasury Obligations	—	87,572	—	87,572
Short-Term Investments
Investment Company	28,689	—	—	28,689
U.S. Treasury Obligations	—	154	—	154

Total Short-Term Investments	28,689	154	—	28,843

Rights
Financials	67	7	—	74
Investment Companies	151,906	—	—	151,906

Total Investments in Securities	$588,015	$395,091	$18,125	$1,001,231

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$180	$—	$180
Futures Contracts	938	—	—	938

Total Appreciation in Other Financial Instruments	$938	$180	$—	$1,118

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(87)	$—	$(87)
Futures Contracts	(741)	—	—	(741)

Total Depreciation in Other Financial Instruments	$(741)	$(87)	$—	$(828)

(a)	Value is zero.

JPMorgan Diversified Fund

NOTES TO SCHEDULE OF PORTFOLIO OF INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

JPMorgan Diversified Fund

	Balance as of 06/30/13		Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization (accretion)		Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 09/30/13
Investments in Securities
Asset-Backed Securities	$16,467		$8	$(130)	$32		$2,173	$(1,057)	—	—	$17,493
Collateralized Mortgage Obligations - Agency CMO	283		—	(7)	(5)		—	—	—	(216)	55
Collateralized Mortgage Obligations - Non - Agency CMO	108		—	— (a)	—	(a)	—	(10)	—	—	98
Commercial Mortgage - Backed Securities	87		—	1	(7)		42	(42)	—	—	81
Common Stocks - Consumer Staples	—	(b)	—	—	—		—	—	—	—	—	(b)
Common Stocks - Financials	—	(b)	—	—	—		—	—	—	—	—
Common Stocks - Health Care	—		—	—	—		—	—	—	—	—	(b)
Common Stocks - Materials	—		(6)	4	—		—	(1)	20	—	17
Corporate Bonds - Industrials	395		—	(11)	—	(a)	—	(3)	—	—	381

Total	$17,340		$2	$(143)	$20		$2,215	$(1,113)	$20	$(216)	$18,125

(1)	Purchases include all purchases of securities and securities received in corporate actions.
(2)	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Amount rounds to less than $1,000.
(b)	Value is zero.

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), respectively, which resulted in a lack of or increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at September 30, 2013, which were valued using significant unobservable inputs (Level 3), amounted to approximately $(143,000).

JPMorgan Diversified Fund

NOTES TO SCHEDULE OF PORTFOLIO OF INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

Diversified Fund

Quantitative Information about Level 3 Fair Value Measurements # (amounts in thousands)

	Fair Value at 9/30/13	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$0	Market Approach	Discount for Lack of Marketability (a)	100% (N/A)

Common Stock	0
	17,727	Discounted Cash Flow	Constant Prepayment Rate	0% – 100.00% (3.24%)
			Constant Default Rate	0% – 13.00% (6.38%)
			PSA Prepayment Model	138.00% – 368.00% (326.25%)
			Yield (Discount Rate of Cash Flows)	(10.49%) – 27.17% (5.01%)

Asset-Backed Securities	17,727
Rights	0	Mergers and Acquisitions	Discount for potential outcome	100% (N/A)
Total	17,727

#	The table above does not include Level 3 securities that are valued by brokers and pricing services. At September 30, 2013, the value of these securities was approximately $398,000. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, unchanged price review, results of broker and vendor due diligence and consideration of macro or security specific events.
(a)	Represents amounts used when the reporting entity has determined that market participants would take into account discounts, as applicable, when pricing the investments.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, yield, and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

JPMorgan Dynamic Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 99.5%
Consumer Discretionary — 21.0%
	Hotels, Restaurants & Leisure — 7.3%
82	Las Vegas Sands Corp.	5,450
75	Starbucks Corp.	5,771

		11,221

	Internet & Catalog Retail — 8.4%
18	Amazon.com, Inc. (a)	5,616
7	priceline.com, Inc. (a)	7,193

		12,809

	Specialty Retail — 3.3%
66	Home Depot, Inc. (The)	5,036

	Textiles, Apparel & Luxury Goods — 2.0%
41	Michael Kors Holdings Ltd., (Hong Kong) (a)	3,052

	Total Consumer Discretionary	32,118

Consumer Staples — 3.9%
	Food & Staples Retailing — 3.9%
101	Whole Foods Market, Inc.	5,926

Energy — 4.8%
	Energy Equipment & Services — 1.9%
51	Cameron International Corp. (a)	2,956

	Oil, Gas & Consumable Fuels — 2.9%
118	Cabot Oil & Gas Corp.	4,390

	Total Energy	7,346

Financials — 8.6%
	Capital Markets — 6.2%
28	Goldman Sachs Group, Inc. (The)	4,394
197	TD Ameritrade Holding Corp.	5,150

		9,544

	Consumer Finance — 2.4%
54	Capital One Financial Corp.	3,722

	Total Financials	13,266

Health Care — 17.6%
	Biotechnology — 15.7%
37	Biogen Idec, Inc. (a)	8,836
130	Gilead Sciences, Inc. (a)	8,188
22	Regeneron Pharmaceuticals, Inc. (a)	7,024

		24,048

	Health Care Providers & Services — 1.9%
48	Express Scripts Holding Co. (a)	2,948

	Total Health Care	26,996

Industrials — 8.1%
	Aerospace & Defense — 1.7%
18	TransDigm Group, Inc.	2,533

	Machinery — 1.5%
37	Flowserve Corp.	2,327

	Road & Rail — 4.9%
69	Kansas City Southern	7,527

	Total Industrials	12,387

Information Technology — 32.2%
	Internet Software & Services — 10.8%
92	Facebook, Inc., Class A (a)	4,603
10	Google, Inc., Class A (a)	8,834
12	LinkedIn Corp., Class A (a)	3,051

		16,488

	IT Services — 11.2%
27	Alliance Data Systems Corp. (a)	5,673
12	MasterCard, Inc., Class A	8,295
58	Teradata Corp. (a)	3,239

		17,207

	Semiconductors & Semiconductor Equipment — 5.9%
104	ARM Holdings plc, (United Kingdom), ADR	5,008
41	ASML Holding N.V., (Netherlands)	4,054

		9,062

	Software — 4.3%
33	Citrix Systems, Inc. (a)	2,331
83	Salesforce.com, Inc. (a)	4,283

		6,614

	Total Information Technology	49,371

Materials — 3.3%
	Chemicals — 3.3%
49	Monsanto Co.	5,075

	Total Common Stocks (Cost $121,227)	152,485

JPMorgan Dynamic Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short-Term Investment — 0.5%
	Investment Company — 0.5%
824	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (m) (Cost $824)	824

	Total Investments — 100.0% (Cost $122,051)	153,309
	Liabilities in Excess of Other Assets — 0.0% (g)	(53)

	NET ASSETS — 100.0%	$153,256

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.1%.
(l)	—	The rate shown is the current yield as of September 30, 2013.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of September 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$31,419
Aggregate gross unrealized depreciation	(161)

Net unrealized appreciation/depreciation	$31,258

Federal income tax cost of investments	$122,051

JPMorgan Dynamic Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$153,309	$—	$—	$153,309

(a)	All portfolio holdings designated as Level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers between any levels during the period ended September 30, 2013.

JPMorgan Dynamic Small Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 98.1%
Consumer Discretionary — 13.7%
	Distributors — 1.0%
99	Pool Corp.	5,564

	Diversified Consumer Services — 0.7%
80	Sotheby’s	3,933

	Hotels, Restaurants & Leisure — 1.5%
78	Life Time Fitness, Inc. (a)	4,000
280	Scientific Games Corp., Class A (a)	4,530

		8,530

	Household Durables — 1.3%
216	La-Z-Boy, Inc.	4,910
158	TRI Pointe Homes, Inc. (a)	2,321

		7,231

	Internet & Catalog Retail — 1.7%
107	Blue Nile, Inc. (a)	4,383
183	HomeAway, Inc. (a)	5,117

		9,500

	Leisure Equipment & Products — 0.5%
69	Brunswick Corp.	2,760

	Media — 1.0%
469	ReachLocal, Inc. (a)	5,580

	Specialty Retail — 4.0%
54	Conn’s, Inc. (a)	2,710
129	Five Below, Inc. (a)	5,624
266	Francesca’s Holdings Corp. (a)	4,959
54	Lumber Liquidators Holdings, Inc. (a)	5,764
69	Penske Automotive Group, Inc.	2,957

		22,014

	Textiles, Apparel & Luxury Goods — 2.0%
126	Skechers U.S.A., Inc., Class A (a)	3,928
122	Wolverine World Wide, Inc.	7,078

		11,006

	Total Consumer Discretionary	76,118

Consumer Staples — 2.3%
	Food & Staples Retailing — 0.2%
54	Fairway Group Holdings Corp. (a)	1,382

	Food Products — 2.1%
134	Annie’s, Inc. (a)	6,589
75	Snyders-Lance, Inc.	2,178
139	WhiteWave Foods Co., Class A (a)	2,777

		11,544

	Total Consumer Staples	12,926

Energy — 5.0%
	Energy Equipment & Services — 2.3%
78	Dril-Quip, Inc. (a)	8,992
145	Forum Energy Technologies, Inc. (a)	3,921

		12,913

	Oil, Gas & Consumable Fuels — 2.7%
110	Delek U.S. Holdings, Inc.	2,325
236	Laredo Petroleum Holdings, Inc. (a)	7,000
114	Oasis Petroleum, Inc. (a)	5,586

		14,911

	Total Energy	27,824

Financials — 8.0%
	Capital Markets — 3.8%
124	Cohen & Steers, Inc.	4,364
140	Financial Engines, Inc.	8,301
444	PennantPark Investment Corp.	5,004
79	Stifel Financial Corp. (a)	3,259

		20,928

	Commercial Banks — 0.8%
51	Signature Bank (a)	4,649

	Insurance — 1.1%
163	Amtrust Financial Services, Inc.	6,361

	Real Estate Investment Trusts (REITs) — 2.3%
165	CubeSmart	2,940
104	Douglas Emmett, Inc. (m)	2,442
44	EastGroup Properties, Inc.	2,608
226	Glimcher Realty Trust	2,202
67	Highwoods Properties, Inc.	2,381

		12,573

	Total Financials	44,511

Health Care — 22.3%
	Biotechnology — 8.6%
143	ACADIA Pharmaceuticals, Inc. (a)	3,938
90	Acceleron Pharma, Inc. (a)	1,998
77	Acorda Therapeutics, Inc. (a)	2,632
65	Aegerion Pharmaceuticals, Inc. (a)	5,581
139	AMAG Pharmaceuticals, Inc. (a)	2,979
95	Ariad Pharmaceuticals, Inc. (a)	1,740
115	Chimerix, Inc. (a)	2,535
59	Cubist Pharmaceuticals, Inc. (a)	3,756
241	Exact Sciences Corp. (a)	2,850
359	Halozyme Therapeutics, Inc. (a)	3,961
200	Insmed, Inc. (a)	3,124
80	Intrexon Corp. (a)	1,896
393	Keryx Biopharmaceuticals, Inc. (a)	3,973
49	Puma Biotechnology, Inc. (a)	2,634
313	Synta Pharmaceuticals Corp. (a)	1,974
438	Threshold Pharmaceuticals, Inc. (a)	2,035

		47,606

	Health Care Equipment & Supplies — 6.1%
266	GenMark Diagnostics, Inc. (a)	3,227
765	Imris, Inc., (Canada) (a)	1,231
225	Insulet Corp. (a)	8,152
545	Novadaq Technologies, Inc., (Canada) (a)	9,040
438	Syneron Medical Ltd., (Israel) (a)	3,774
191	Tornier N.V., (Netherlands) (a)	3,694

JPMorgan Dynamic Small Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — continued
	Health Care Equipment & Supplies — continued
1,394	Unilife Corp. (a)	4,627

		33,745

	Health Care Providers & Services — 3.3%
198	Acadia Healthcare Co., Inc. (a)	7,805
267	Emeritus Corp. (a)	4,945
80	WellCare Health Plans, Inc. (a)	5,592

		18,342

	Health Care Technology — 0.5%
156	Vocera Communications, Inc. (a)	2,906

	Life Sciences Tools & Services — 2.0%
208	Bruker Corp. (a)	4,287
292	Fluidigm Corp. (a)	6,413

		10,700

	Pharmaceuticals — 1.8%
285	Nektar Therapeutics (a)	2,978
178	Sagent Pharmaceuticals, Inc. (a)	3,632
90	ViroPharma, Inc. (a)	3,522

		10,132

	Total Health Care	123,431

Industrials — 21.9%
	Aerospace & Defense — 2.4%
102	HEICO Corp.	6,943
166	Hexcel Corp. (a)	6,458

		13,401

	Airlines — 1.1%
183	Spirit Airlines, Inc. (a)	6,267

	Building Products — 3.6%
86	Armstrong World Industries, Inc. (a)	4,715
144	Fortune Brands Home & Security, Inc.	5,985
176	Ply Gem Holdings, Inc. (a)	2,465
134	Trex Co., Inc. (a)	6,618

		19,783

	Electrical Equipment — 2.5%
92	Acuity Brands, Inc.	8,494
132	Generac Holdings, Inc.	5,619

		14,113

	Industrial Conglomerates — 1.1%
83	Carlisle Cos., Inc.	5,864

	Machinery — 3.0%
101	Graco, Inc.	7,443
43	Middleby Corp. (The) (a)	9,011

		16,454

	Marine — 1.0%
64	Kirby Corp. (a)	5,549

	Professional Services — 0.9%
200	TrueBlue, Inc. (a)	4,794

	Road & Rail — 2.4%
320	Marten Transport Ltd.	5,492
174	Old Dominion Freight Line, Inc. (a)	8,004

		13,496

	Trading Companies & Distributors — 3.9%
45	DXP Enterprises, Inc. (a)	3,563
64	MSC Industrial Direct Co., Inc., Class A	5,199
212	Rush Enterprises, Inc., Class A (a)	5,627
74	Watsco, Inc.	7,018

		21,407

	Total Industrials	121,128

Information Technology — 24.3%
	Communications Equipment — 3.5%
234	Aruba Networks, Inc. (a)	3,895
544	Infinera Corp. (a)	6,153
97	Palo Alto Networks, Inc. (a)	4,449
297	Ruckus Wireless, Inc. (a)	4,998

		19,495

	Internet Software & Services — 7.2%
116	Cornerstone OnDemand, Inc. (a)	5,953
26	CoStar Group, Inc. (a)	4,295
182	Dealertrack Technologies, Inc. (a)	7,817
94	Demandware, Inc. (a)	4,348
210	Envestnet, Inc. (a)	6,523
37	OpenTable, Inc. (a)	2,556
180	Trulia, Inc. (a)	8,483

		39,975

	Semiconductors & Semiconductor Equipment — 3.8%
137	Cavium, Inc. (a)	5,656
75	Hittite Microwave Corp. (a)	4,916
472	Inphi Corp. (a)	6,344
245	Teradyne, Inc. (a)	4,050

		20,966

	Software — 9.8%
195	BroadSoft, Inc. (a)	7,021
51	CommVault Systems, Inc. (a)	4,521
257	Cyan, Inc. (a)	2,580
28	FireEye, Inc. (a)	1,175
134	Fortinet, Inc. (a)	2,707
67	Gigamon, Inc. (a)	2,588
99	Guidewire Software, Inc. (a)	4,655
112	Imperva, Inc. (a)	4,692
124	Infoblox, Inc. (a)	5,175
212	Model N, Inc. (a)	2,095
83	Qlik Technologies, Inc. (a)	2,856
189	Rally Software Development Corp. (a)	5,666
104	Splunk, Inc. (a)	6,218
34	Tableau Software, Inc., Class A (a)	2,438

		54,387

	Total Information Technology	134,823

JPMorgan Dynamic Small Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — continued
Telecommunication Services — 0.6%
	Wireless Telecommunication Services — 0.6%
438	Boingo Wireless, Inc. (a)	3,065

	Total Common Stocks (Cost $ 390,179)	543,826

NUMBER OF WARRANTS
Warrant — 0.0% (g)
	Energy — 0.0% (g)
	Oil, Gas & Consumable Fuels — 0.0% (g)
51	Magnum Hunter Resources Corp., expiring 10/14/13 (a) (Cost $—)	—	(h)

SHARES
Short-Term Investment — 1.7%
	Investment Company — 1.7%
9,600	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (Cost $ 9,600)	9,600

	Total Investments — 99.8% (Cost $ 399,779)	553,426
	Other Assets in Excess of Liabilities — 0.2%	1,130

	NET ASSETS — 100.0%	$554,556

Percentages indicated are based on net assets.

JPMorgan Dynamic Small Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	Amount rounds to less than 0.1%.
(h)	Amount rounds to less than one thousand (shares or dollars).
(l)	The rate shown is the current yield as of September 30, 2013.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of September 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$172,012
Aggregate gross unrealized depreciation	(18,365)

Net unrealized appreciation/depreciation	$153,647

Federal income tax cost of investments	$399,779

JPMorgan Dynamic Small Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$553,426	$—	$—	$553,426

(a)	All portfolio holdings designated as Level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of the portfolio holdings.

There were no transfers between any levels during the period ended September 30, 2013.

JPMorgan Equity Focus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 97.7%
Consumer Discretionary — 21.7%
	Hotels, Restaurants & Leisure — 3.1%
3,630	Starbucks Corp.	279,401

	Internet & Catalog Retail — 7.9%
850	Amazon.com, Inc. (a)	265,744
450	priceline.com, Inc. (a)	454,928

		720,672

	Media — 2.2%
4,430	DISH Network Corp., Class A	199,394

	Multiline Retail — 3.7%
6,590	Kohl’s Corp.	341,033

	Specialty Retail — 3.5%
760	AutoZone, Inc. (a)	321,275

	Textiles, Apparel & Luxury Goods — 1.3%
1,570	Michael Kors Holdings Ltd., (Hong Kong) (a)	116,996

	Total Consumer Discretionary	1,978,771

Consumer Staples — 4.8%
	Food & Staples Retailing — 2.5%
4,249	Walgreen Co.	228,596

	Household Products — 2.3%
2,780	Procter & Gamble Co. (The)	210,140

	Total Consumer Staples	438,736

Energy — 7.5%
	Energy Equipment & Services — 1.3%
2,020	Cameron International Corp. (a)	117,908

	Oil, Gas & Consumable Fuels — 6.2%
2,200	Cabot Oil & Gas Corp.	82,104
4,493	Devon Energy Corp.	259,516
2,590	Exxon Mobil Corp.	222,843

		564,463

	Total Energy	682,371

Financials — 22.0%
	Capital Markets — 2.6%
1,422	Ameriprise Financial, Inc.	129,516
5,195	Charles Schwab Corp. (The)	109,822

		239,338

	Commercial Banks — 5.5%
1,690	M&T Bank Corp.	189,145
7,620	Wells Fargo & Co.	314,858

		504,003

	Consumer Finance — 4.1%
5,470	Capital One Financial Corp.	376,008

	Insurance — 9.8%
4,864	American International Group, Inc.	236,536
1,233	Berkshire Hathaway, Inc., Class B (a)	139,958
10,934	Loews Corp.	511,055

		887,549

	Total Financials	2,006,898

Health Care — 16.4%
	Biotechnology — 11.2%
2,050	Biogen Idec, Inc. (a)	493,558
4,740	Gilead Sciences, Inc. (a)	297,861
740	Regeneron Pharmaceuticals, Inc. (a)	231,524

		1,022,943

	Health Care Providers & Services — 2.1%
3,125	Express Scripts Holding Co. (a)	193,063

	Pharmaceuticals — 3.1%
9,859	Pfizer, Inc.	283,052

	Total Health Care	1,499,058

Industrials — 7.7%
	Aerospace & Defense — 3.5%
2,950	United Technologies Corp.	318,069

	Road & Rail — 4.2%
3,485	Kansas City Southern	381,120

	Total Industrials	699,189

Information Technology — 16.3%
	Internet Software & Services — 5.1%
530	Google, Inc., Class A (a)	464,232

	IT Services — 5.3%
360	MasterCard, Inc., Class A	242,201
4,400	Teradata Corp. (a)	243,936

		486,137

	Semiconductors & Semiconductor Equipment — 3.5%
6,640	ARM Holdings plc, (United Kingdom), ADR	319,517

	Software — 2.4%
4,260	Salesforce.com, Inc. (a)	221,136

	Total Information Technology	1,491,022

JPMorgan Equity Focus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
Utilities — 1.3%
	Electric Utilities — 1.3%
2,530	Edison International	116,532

	Total Common Stocks (Cost $7,782,261)	8,912,577

Short-Term Investment — 1.4%
	Investment Company — 1.4%
126,935	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (m) (Cost $126,935)	126,935

	Total Investments — 99.1% (Cost $7,909,196)	9,039,512
	Other Assets in Excess of Liabilities — 0.9%	77,968

	NET ASSETS — 100.0%	$9,117,480

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of September 30, 2013.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts

As of September 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,188,747
Aggregate gross unrealized depreciation	(58,431)

Net unrealized appreciation/depreciation	$1,130,316

Federal income tax cost of investments	$7,909,196

JPMorgan Equity Focus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$9,039,512	$—	$—	$9,039,512

(a)	All portfolio holdings designated as Level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers between any levels during the period ended September 30, 2013.

JPMorgan Growth and Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 99.8%
Consumer Discretionary — 14.7%
	Hotels, Restaurants & Leisure — 2.8%
149	Marriott International, Inc., Class A	6,254
71	Yum! Brands, Inc.	5,090

		11,344

	Media — 6.6%
165	Comcast Corp., Class A	7,468
96	DISH Network Corp., Class A	4,312
86	Gannett Co., Inc.	2,296
85	Time Warner, Inc.	5,607
114	Walt Disney Co. (The)	7,345

		27,028

	Specialty Retail — 4.3%
8	AutoZone, Inc. (a)	3,217
96	Home Depot, Inc. (The)	7,305
37	Tiffany & Co.	2,835
70	TJX Cos., Inc.	3,964

		17,321

	Textiles, Apparel & Luxury Goods — 1.0%
21	V.F. Corp.	4,240

	Total Consumer Discretionary	59,933

Consumer Staples — 7.1%
	Beverages — 3.0%
70	Beam, Inc.	4,493
107	Dr. Pepper Snapple Group, Inc.	4,796
38	PepsiCo, Inc.	2,997

		12,286

	Food & Staples Retailing — 1.0%
74	CVS Caremark Corp.	4,188

	Food Products — 1.5%
19	JM Smucker Co. (The)	1,995
78	Kraft Foods Group, Inc.	4,074

		6,069

	Household Products — 1.0%
53	Procter & Gamble Co. (The)	4,033

	Tobacco — 0.6%
29	Philip Morris International, Inc.	2,546

	Total Consumer Staples	29,122

Energy — 13.7%
	Oil, Gas & Consumable Fuels — 13.7%
61	Chevron Corp.	7,357
137	ConocoPhillips	9,542
94	Devon Energy Corp.	5,401
32	Energen Corp.	2,437
119	Exxon Mobil Corp.	10,246
128	Occidental Petroleum Corp.	11,954
110	Phillips 66	6,374
72	Williams Cos., Inc. (The)	2,600

	Total Energy	55,911

Financials — 29.3%
	Capital Markets — 6.8%
56	Ameriprise Financial, Inc. (m)	5,100
14	BlackRock, Inc.	3,735
45	Goldman Sachs Group, Inc. (The)	7,040
162	Invesco Ltd.	5,174
47	Northern Trust Corp.	2,578
57	T. Rowe Price Group, Inc.	4,093

		27,720

	Commercial Banks — 7.4%
79	BB&T Corp.	2,659
35	M&T Bank Corp.	3,884
45	PNC Financial Services Group, Inc. (The)	3,224
125	SunTrust Banks, Inc.	4,059
83	U.S. Bancorp	3,036
328	Wells Fargo & Co.	13,553

		30,415

	Consumer Finance — 1.4%
82	Capital One Financial Corp.	5,616

	Diversified Financial Services — 4.0%
385	Bank of America Corp.	5,310
150	Citigroup, Inc.	7,255
55	McGraw Hill Financial, Inc.	3,582

		16,147

	Insurance — 8.6%
63	Berkshire Hathaway, Inc., Class B (a)	7,163
277	Hartford Financial Services Group, Inc.	8,620
87	Loews Corp.	4,080
110	Prudential Financial, Inc.	8,562
89	Validus Holdings Ltd., (Bermuda)	3,289
112	XL Group plc, (Ireland)	3,449

		35,163

	Real Estate Investment Trusts (REITs) — 1.1%
51	Vornado Realty Trust	4,312

	Total Financials	119,373

Health Care — 12.5%
	Biotechnology — 1.2%
20	Biogen Idec, Inc. (a)	4,839

JPMorgan Growth and Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Health Care Equipment & Supplies — 2.5%
41	Baxter International, Inc.	2,680
30	Becton, Dickinson & Co.	2,981
75	Covidien plc, (Ireland)	4,560

		10,221

	Health Care Providers & Services — 1.2%
69	UnitedHealth Group, Inc.	4,956

	Pharmaceuticals — 7.6%
165	Bristol-Myers Squibb Co.	7,650
134	Johnson & Johnson	11,616
108	Merck & Co., Inc.	5,150
234	Pfizer, Inc.	6,727

		31,143

	Total Health Care	51,159

Industrials — 6.9%
	Aerospace & Defense — 2.5%
73	Honeywell International, Inc.	6,062
39	United Technologies Corp.	4,205

		10,267

	Electrical Equipment — 1.0%
63	Emerson Electric Co.	4,089

	Industrial Conglomerates — 2.3%
26	3M Co.	3,152
259	General Electric Co.	6,178

		9,330

	Machinery — 1.1%
76	PACCAR, Inc.	4,247

	Total Industrials	27,933

Information Technology — 7.8%
	Communications Equipment — 0.8%
49	QUALCOMM, Inc.	3,267

	Computers & Peripherals — 1.2%
11	Apple, Inc.	5,054

	Internet Software & Services — 1.0%
5	Google, Inc., Class A (a)	3,942

	IT Services — 1.7%
41	Accenture plc, (Ireland), Class A	3,012
20	International Business Machines Corp.	3,740

		6,752

	Semiconductors & Semiconductor Equipment — 1.1%
139	Applied Materials, Inc.	2,431
54	Texas Instruments, Inc.	2,171

		4,602

	Software — 2.0%
251	Microsoft Corp.	8,347

	Total Information Technology	31,964

Materials — 2.0%
	Chemicals — 2.0%
77	E.I. du Pont de Nemours & Co.	4,485
20	Sherwin-Williams Co. (The)	3,571

	Total Materials	8,056

Telecommunication Services — 1.7%
	Diversified Telecommunication Services — 1.7%
150	Verizon Communications, Inc.	6,986

Utilities — 4.1%
	Electric Utilities — 2.0%
85	Edison International	3,910
51	NextEra Energy, Inc.	4,080

		7,990

	Multi-Utilities — 2.1%
160	CMS Energy Corp.	4,214
51	Sempra Energy	4,400

		8,614

	Total Utilities	16,604

	Total Common Stocks (Cost $270,228)	407,041

Short-Term Investment — 0.5%
	Investment Company — 0.5%
2,077	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (m) (Cost $2,077)	2,077

	Total Investments — 100.3% (Cost $272,305)	409,118
	Liabilities in Excess of Other Assets — (0.3)%	(1,210)

	NET ASSETS — 100.0%	$407,908

Percentages indicated are based on net assets.

JPMorgan Growth and Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of September 30, 2013.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of September 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$137,214
Aggregate gross unrealized depreciation	(401)

Net unrealized appreciation/depreciation	$136,813

Federal income tax cost of investments	$272,305

JPMorgan Growth and Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$409,118	$—	$—	$409,118

(a)	All portfolio holdings designated as Level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers between any levels during the period ended September 30, 2013.

JPMorgan Intrepid America Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 98.1%
Consumer Discretionary — 13.2%
	Automobiles — 0.9%
1,381	Ford Motor Co.	23,294

	Diversified Consumer Services — 0.8%
385	H&R Block, Inc.	10,254
517	Service Corp. International	9,630

		19,884

	Hotels, Restaurants & Leisure — 1.2%
214	Dunkin’ Brands Group, Inc.	9,686
515	MGM Resorts International (a)	10,524
172	Wyndham Worldwide Corp.	10,481

		30,691

	Household Durables — 1.2%
211	Jarden Corp. (a)	10,210
452	PulteGroup, Inc.	7,456
75	Whirlpool Corp.	10,910

		28,576

	Internet & Catalog Retail — 0.2%
5	priceline.com, Inc. (a)	5,459

	Media — 4.0%
832	Comcast Corp., Class A	37,574
159	Time Warner Cable, Inc.	17,744
66	Time Warner, Inc.	4,370
402	Viacom, Inc., Class B	33,599
6	Washington Post Co. (The), Class B	3,424

		96,711

	Multiline Retail — 1.6%
63	Dillard’s, Inc., Class A	4,917
767	Macy’s, Inc.	33,193

		38,110

	Specialty Retail — 2.8%
77	GameStop Corp., Class A	3,838
155	Gap, Inc. (The)	6,260
528	Home Depot, Inc. (The)	40,018
370	Lowe’s Cos., Inc.	17,601

		67,717

	Textiles, Apparel & Luxury Goods — 0.5%
184	Hanesbrands, Inc.	11,446

	Total Consumer Discretionary	321,888

Consumer Staples — 9.0%
	Beverages — 0.4%
184	Molson Coors Brewing Co., Class B	9,204

	Food & Staples Retailing — 2.6%
668	Kroger Co. (The)	26,959
660	Walgreen Co.	35,487

		62,446

	Food Products — 3.4%
1,048	Archer-Daniels-Midland Co.	38,597
73	Campbell Soup Co.	2,980
280	ConAgra Foods, Inc.	8,492
202	General Mills, Inc.	9,675
88	Ingredion, Inc.	5,843
587	Pilgrim’s Pride Corp. (a)	9,851
313	Tyson Foods, Inc., Class A	8,849

		84,287

	Household Products — 1.4%
94	Energizer Holdings, Inc.	8,541
202	Kimberly-Clark Corp.	19,004
87	Spectrum Brands Holdings, Inc.	5,748

		33,293

	Personal Products — 0.5%
130	Nu Skin Enterprises, Inc., Class A	12,484

	Tobacco — 0.7%
289	Altria Group, Inc.	9,934
167	Lorillard, Inc.	7,478

		17,412

	Total Consumer Staples	219,126

Energy — 9.1%
	Energy Equipment & Services — 1.5%
220	Baker Hughes, Inc.	10,797
134	Diamond Offshore Drilling, Inc.	8,357
259	Halliburton Co.	12,471
53	Schlumberger Ltd.	4,710

		36,335

	Oil, Gas & Consumable Fuels — 7.6%
437	Anadarko Petroleum Corp.	40,590
536	Chevron Corp.	65,160
621	ConocoPhillips	43,187
69	Exxon Mobil Corp.	5,950
233	Marathon Petroleum Corp.	15,012
164	Phillips 66	9,454
213	Western Refining, Inc.	6,395

		185,748

	Total Energy	222,083

JPMorgan Intrepid America Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
Financials — 14.2%
	Capital Markets — 1.6%
122	Ameriprise Financial, Inc.	11,139
145	Goldman Sachs Group, Inc. (The)	22,863
224	Morgan Stanley	6,029

		40,031

	Commercial Banks — 2.3%
173	Popular, Inc., (Puerto Rico) (a)	4,527
1,258	Wells Fargo & Co.	51,983

		56,510

	Consumer Finance — 1.6%
781	Discover Financial Services	39,482

	Diversified Financial Services — 1.7%
850	Citigroup, Inc.	41,215

	Insurance — 4.0%
63	ACE Ltd., (Switzerland)	5,904
681	Allstate Corp. (The)	34,404
602	CNO Financial Group, Inc.	8,666
76	Everest Re Group Ltd., (Bermuda)	11,008
267	Lincoln National Corp.	11,194
103	RenaissanceRe Holdings Ltd., (Bermuda)	9,316
214	Travelers Cos., Inc. (The)	18,098

		98,590

	Real Estate Investment Trusts (REITs) — 2.4%
225	American Tower Corp.	16,657
225	Extra Space Storage, Inc.	10,271
236	GEO Group, Inc. (The)	7,854
114	Hospitality Properties Trust	3,229
400	RLJ Lodging Trust	9,396
161	Ventas, Inc.	9,883

		57,290

	Real Estate Management & Development — 0.1%
11	Howard Hughes Corp. (The) (a)	1,213

	Thrifts & Mortgage Finance — 0.5%
30	Nationstar Mortgage Holdings, Inc. (a)	1,664
185	Ocwen Financial Corp. (a)	10,318

		11,982

	Total Financials	346,313

Health Care — 12.8%
	Biotechnology — 4.3%
415	Amgen, Inc.	46,466
325	Gilead Sciences, Inc. (a)	20,392
487	Vertex Pharmaceuticals, Inc. (a)	36,939

		103,797

	Health Care Equipment & Supplies — 1.1%
267	CareFusion Corp. (a)	9,834
302	Medtronic, Inc.	16,087

		25,921

	Health Care Providers & Services — 4.5%
163	AmerisourceBergen Corp.	9,965
183	Centene Corp. (a)	11,679
312	McKesson Corp.	40,042
181	Omnicare, Inc.	10,046
459	WellPoint, Inc.	38,394

		110,126

	Pharmaceuticals — 2.9%
180	Endo Health Solutions, Inc. (a)	8,157
2,219	Pfizer, Inc.	63,706

		71,863

	Total Health Care	311,707

Industrials — 11.9%
	Aerospace & Defense — 5.0%
403	Boeing Co. (The)	47,329
385	Honeywell International, Inc.	31,979
90	Huntington Ingalls Industries, Inc.	6,093
381	Northrop Grumman Corp.	36,275

		121,676

	Air Freight & Logistics — 0.1%
19	United Parcel Service, Inc., Class B	1,699

	Airlines — 2.1%
172	Alaska Air Group, Inc.	10,764
1,352	Delta Air Lines, Inc.	31,889
664	Southwest Airlines Co.	9,674

		52,327

	Commercial Services & Supplies — 0.6%
566	Pitney Bowes, Inc.	10,288
203	R.R. Donnelley & Sons Co.	3,211

		13,499

	Construction & Engineering — 0.7%
368	AECOM Technology Corp. (a)	11,514
171	EMCOR Group, Inc.	6,691

		18,205

	Electrical Equipment — 0.1%
22	Roper Industries, Inc.	2,963

JPMorgan Intrepid America Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Industrial Conglomerates — 0.5%
165	Danaher Corp.	11,417

	Machinery — 2.4%
104	Crane Co.	6,420
647	Ingersoll-Rand plc, (Ireland)	42,042
212	Oshkosh Corp. (a)	10,384

		58,846

	Professional Services — 0.4%
91	Dun & Bradstreet Corp. (The)	9,471

	Total Industrials	290,103

Information Technology — 18.8%
	Communications Equipment — 1.5%
1,500	Cisco Systems, Inc.	35,128

	Computers & Peripherals — 3.6%
1,769	Hewlett-Packard Co.	37,107
65	Lexmark International, Inc., Class A	2,155
294	Seagate Technology plc, (Ireland)	12,864
576	Western Digital Corp.	36,499

		88,625

	Internet Software & Services — 2.2%
222	AOL, Inc. (a) (m)	7,680
1,375	Yahoo!, Inc. (a)	45,585

		53,265

	IT Services — 3.0%
238	Amdocs Ltd.	8,709
204	Computer Sciences Corp.	10,576
16	MasterCard, Inc., Class A	11,034
221	Visa, Inc., Class A	42,233

		72,552

	Semiconductors & Semiconductor Equipment — 2.5%
523	Applied Materials, Inc.	9,177
209	Broadcom Corp., Class A	5,423
166	KLA-Tencor Corp.	10,089
450	Lam Research Corp. (a)	23,020
768	Marvell Technology Group Ltd., (Bermuda)	8,836
81	Xilinx, Inc.	3,782

		60,327

	Software — 6.0%
1,642	Microsoft Corp.	54,692
1,341	Oracle Corp.	44,484
527	Rovi Corp. (a)	10,104
1,488	Symantec Corp.	36,816

		146,096

	Total Information Technology	455,993

Materials — 4.1%
	Chemicals — 3.3%
536	LyondellBasell Industries N.V., Class A	39,222
241	PPG Industries, Inc.	40,301

		79,523

	Containers & Packaging — 0.5%
157	Avery Dennison Corp.	6,850
118	Greif, Inc., Class A	5,761

		12,611

	Paper & Forest Products — 0.3%
159	International Paper Co.	7,119

	Total Materials	99,253

Telecommunication Services — 2.2%
	Diversified Telecommunication Services — 2.2%
759	AT&T, Inc.	25,666
204	CenturyLink, Inc.	6,387
467	Verizon Communications, Inc.	21,785

	Total Telecommunication Services	53,838

Utilities — 2.8%
	Electric Utilities — 1.7%
756	American Electric Power Co., Inc.	32,766
153	Pinnacle West Capital Corp.	8,397

		41,163

	Gas Utilities — 0.4%
267	UGI Corp.	10,440

	Independent Power Producers & Energy Traders — 0.7%
781	AES Corp. (m)	10,384
296	Calpine Corp. (a)	5,749

		16,133

	Total Utilities	67,736

	Total Common Stocks (Cost $1,893,027)	2,388,040

JPMorgan Intrepid America Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short-Term Investment — 3.4%
	Investment Company — 3.4%
83,245	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (m) (Cost $ 83,245)	83,245

	Total Investments — 101.5% (Cost $ 1,976,272)	2,471,285
	Liabilities in Excess of Other Assets — (1.5)%	(36,424)

	NET ASSETS — 100.0%	$2,434,861

Percentages indicated are based on net assets.

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 09/30/13	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
527	E-mini S&P 500	12/20/13	$44,118	$(208)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of September 30, 2013.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of September 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$511,970
Aggregate gross unrealized depreciation	(16,957)

Net unrealized appreciation/depreciation	$495,013

Federal income tax cost of investments	$1,976,272

JPMorgan Intrepid America Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represent each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$2,471,285	$—	$—	$2,471,285
Depreciation in Other Financial Instruments
Futures Contracts	$(208)	$—	$—	$(208)

(a)	All portfolio holdings designated as Level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers between any levels during the period ended September 30, 2013.

JPMorgan Intrepid Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 97.4%
Consumer Discretionary — 17.7%
	Auto Components — 0.5%
70	Delphi Automotive plc, (United Kingdom)	4,066

	Diversified Consumer Services — 0.7%
103	H&R Block, Inc.	2,741
145	Service Corp. International	2,696

		5,437

	Hotels, Restaurants & Leisure — 2.2%
47	Bally Technologies, Inc. (a)	3,351
77	Dunkin’ Brands Group, Inc.	3,476
74	Six Flags Entertainment Corp.	2,494
44	Wyndham Worldwide Corp.	2,664
30	Wynn Resorts Ltd.	4,661

		16,646

	Household Durables — 1.1%
63	Jarden Corp. (a)	3,025
136	PulteGroup, Inc.	2,244
18	Whirlpool Corp.	2,592

		7,861

	Internet & Catalog Retail — 1.5%
11	priceline.com, Inc. (a)	11,424

	Leisure Equipment & Products — 0.2%
31	Mattel, Inc.	1,298

	Media — 4.6%
194	Comcast Corp., Class A	8,736
118	DIRECTV (a)	7,068
50	Time Warner Cable, Inc.	5,524
117	Viacom, Inc., Class B	9,796
5	Washington Post Co. (The), Class B	2,996

		34,120

	Multiline Retail — 1.5%
35	Dillard’s, Inc., Class A	2,725
189	Macy’s, Inc.	8,187

		10,912

	Specialty Retail — 4.9%
51	GameStop Corp., Class A	2,537
201	Gap, Inc. (The)	8,076
266	Home Depot, Inc. (The)	20,176
62	Lowe’s Cos., Inc.	2,952
177	Staples, Inc.	2,586

		36,327

	Textiles, Apparel & Luxury Goods — 0.5%
59	Hanesbrands, Inc.	3,651

	Total Consumer Discretionary	131,742

Consumer Staples — 12.0%
	Beverages — 3.1%
276	Coca-Cola Co. (The)	10,447
57	Molson Coors Brewing Co., Class B	2,848
126	PepsiCo, Inc.	10,033

		23,328

	Food & Staples Retailing — 3.1%
277	Kroger Co. (The)	11,166
217	Walgreen Co.	11,669

		22,835

	Food Products — 2.8%
77	Campbell Soup Co.	3,126
53	ConAgra Foods, Inc.	1,611
101	General Mills, Inc.	4,854
39	Ingredion, Inc.	2,607
49	Mead Johnson Nutrition Co.	3,661
113	Pilgrim’s Pride Corp. (a)	1,889
97	Tyson Foods, Inc., Class A	2,752

		20,500

	Household Products — 0.8%
60	Colgate-Palmolive Co.	3,540
29	Energizer Holdings, Inc.	2,634

		6,174

	Personal Products — 0.5%
38	Nu Skin Enterprises, Inc., Class A	3,667

	Tobacco — 1.7%
362	Altria Group, Inc.	12,418

	Total Consumer Staples	88,922

Energy — 4.4%
	Energy Equipment & Services — 0.5%
41	Diamond Offshore Drilling, Inc.	2,549
17	Schlumberger Ltd.	1,458

		4,007

	Oil, Gas & Consumable Fuels — 3.9%
118	Anadarko Petroleum Corp.	10,945
40	Chevron Corp.	4,820
59	ConocoPhillips	4,129
27	Marathon Petroleum Corp.	1,724
73	Oasis Petroleum, Inc. (a)	3,601
13	Phillips 66	769

JPMorgan Intrepid Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	Oil, Gas & Consumable Fuels — Continued
88	Western Refining, Inc.	2,653

		28,641

	Total Energy	32,648

Financials — 4.8%
	Capital Markets — 0.1%
40	Morgan Stanley	1,083

	Consumer Finance — 1.6%
228	Discover Financial Services	11,523
15	SLM Corp.	369

		11,892

	Insurance — 0.5%
24	Prudential Financial, Inc.	1,856
8	RenaissanceRe Holdings Ltd., (Bermuda)	688
29	Validus Holdings Ltd., (Bermuda)	1,087

		3,631

	Real Estate Investment Trusts (REITs) — 2.2%
142	American Tower Corp.	10,541
72	Extra Space Storage, Inc.	3,313
35	Ventas, Inc.	2,134

		15,988

	Thrifts & Mortgage Finance — 0.4%
53	Ocwen Financial Corp. (a)	2,973

	Total Financials	35,567

Health Care — 12.7%
	Biotechnology — 6.8%
159	Amgen, Inc.	17,765
300	Gilead Sciences, Inc. (a)	18,858
10	Pharmacyclics, Inc. (a)	1,412
160	Vertex Pharmaceuticals, Inc. (a)	12,101

		50,136

	Health Care Equipment & Supplies — 0.6%
85	CareFusion Corp. (a)	3,148
30	Medtronic, Inc.	1,613

		4,761

	Health Care Providers & Services — 3.3%
53	AmerisourceBergen Corp.	3,214
42	Centene Corp. (a)	2,693
38	McKesson Corp.	4,927
59	Omnicare, Inc.	3,296
128	WellPoint, Inc.	10,719

		24,849

	Pharmaceuticals — 2.0%
73	AbbVie, Inc.	3,261
394	Pfizer, Inc.	11,311

		14,572

	Total Health Care	94,318

Industrials — 12.3%
	Aerospace & Defense — 4.5%
156	Boeing Co. (The)	18,342
52	Honeywell International, Inc.	4,293
110	Northrop Grumman Corp.	10,469

		33,104

	Air Freight & Logistics — 0.9%
72	United Parcel Service, Inc., Class B	6,597

	Airlines — 1.1%
16	Alaska Air Group, Inc.	989
203	Delta Air Lines, Inc.	4,787
186	Southwest Airlines Co.	2,708

		8,484

	Commercial Services & Supplies — 0.7%
203	Pitney Bowes, Inc.	3,687
88	R.R. Donnelley & Sons Co.	1,395

		5,082

	Construction & Engineering — 0.4%
99	AECOM Technology Corp. (a)	3,080

	Industrial Conglomerates — 0.8%
88	Danaher Corp.	6,128

	Machinery — 2.9%
46	IDEX Corp.	3,028
203	Ingersoll-Rand plc, (Ireland)	13,163
47	Oshkosh Corp. (a)	2,297
10	Parker Hannifin Corp.	1,076
22	Stanley Black & Decker, Inc.	1,975

		21,539

	Professional Services — 0.4%
28	Dun & Bradstreet Corp. (The)	2,949

	Road & Rail — 0.6%
29	Union Pacific Corp.	4,567

	Total Industrials	91,530

Information Technology — 27.1%
	Communications Equipment — 1.0%
209	Cisco Systems, Inc.	4,902
38	QUALCOMM, Inc.	2,566

		7,468

JPMorgan Intrepid Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	Computers & Peripherals — 4.9%
15	Apple, Inc.	7,080
468	Hewlett-Packard Co.	9,823
106	NetApp, Inc.	4,530
91	Seagate Technology plc, (Ireland)	3,980
169	Western Digital Corp.	10,683

		36,096

	Internet Software & Services — 3.9%
72	AOL, Inc. (a)	2,476
15	Google, Inc., Class A (a)	12,788
26	VeriSign, Inc. (a)	1,328
382	Yahoo!, Inc. (a)	12,681

		29,273

	IT Services — 3.4%
15	Alliance Data Systems Corp. (a)	3,098
63	Computer Sciences Corp.	3,270
64	NeuStar, Inc., Class A (a)	3,157
83	Visa, Inc., Class A	15,861

		25,386

	Semiconductors & Semiconductor Equipment — 2.5%
162	Applied Materials, Inc.	2,836
63	Broadcom Corp., Class A	1,639
51	KLA-Tencor Corp.	3,122
125	Lam Research Corp. (a)	6,409
237	Marvell Technology Group Ltd., (Bermuda)	2,722
45	Xilinx, Inc.	2,085

		18,813

	Software — 11.4%
704	Activision Blizzard, Inc.	11,736
79	Adobe Systems, Inc. (a)	4,098
984	Microsoft Corp.	32,775
614	Oracle Corp.	20,363
149	Rovi Corp. (a)	2,854
504	Symantec Corp.	12,482

		84,308

	Total Information Technology	201,344

Materials — 4.3%
	Chemicals — 3.5%
191	LyondellBasell Industries N.V., Class A	13,965
38	Monsanto Co.	3,966
49	PPG Industries, Inc.	8,216

		26,147

	Containers & Packaging — 0.8%
49	Packaging Corp. of America	2,775
63	Silgan Holdings, Inc.	2,956

		5,731

	Total Materials	31,878

Telecommunication Services — 1.7%
	Diversified Telecommunication Services — 1.7%
277	AT&T, Inc.	9,372
103	CenturyLink, Inc.	3,239

	Total Telecommunication Services	12,611

Utilities — 0.4%
	Independent Power Producers & Energy Traders — 0.4%
216	AES Corp.	2,867

	Total Common Stocks (Cost $569,219)	723,427

Short-Term Investment — 2.3%
	Investment Company — 2.3%
16,916	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (m) (Cost $16,916)	16,916

	Total Investments — 99.7% (Cost $586,135)	740,343
	Other Assets in Excess of Liabilities — 0.3%	2,447

	NET ASSETS — 100.0%	$742,790

Percentages indicated are based on net assets.

JPMorgan Intrepid Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 09/30/13	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
216	E-mini S&P 500	12/20/13	$18,082	$(103)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of September 30, 2013.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of September 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$160,966
Aggregate gross unrealized depreciation	(6,758)

Net unrealized appreciation/depreciation	$154,208

Federal income tax cost of investments	$586,135

JPMorgan Intrepid Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2013 (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$740,343	$—	$—	$740,343
Depreciation in Other Financial Instruments
Futures Contracts	$(103)	$—	$—	$(103)

(a)	All portfolio holdings designated as Level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers between any levels during the period ended September 30, 2013.

JPMorgan Intrepid Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 97.7%
Consumer Discretionary — 17.9%
	Auto Components — 0.9%
2	Delphi Automotive plc, (United Kingdom)	130

	Automobiles — 3.2%
13	Ford Motor Co.	220
6	General Motors Co. (a)	207

		427

	Hotels, Restaurants & Leisure — 1.2%
3	Six Flags Entertainment Corp.	85
1	Wynn Resorts Ltd.	79

		164

	Internet & Catalog Retail — 1.0%
2	TripAdvisor, Inc. (a)	135

	Media — 4.7%
4	Comcast Corp., Class A	202
3	Time Warner, Inc.	219
3	Viacom, Inc., Class B	217

		638

	Specialty Retail — 6.1%
4	Best Buy Co., Inc.	164
4	Gap, Inc. (The)	175
4	Home Depot, Inc. (The)	300
2	Lowe’s Cos., Inc.	108
5	Staples, Inc.	70

		817

	Textiles, Apparel & Luxury Goods — 0.8%
1	NIKE, Inc., Class B	103

	Total Consumer Discretionary	2,414

	Consumer Staples — 6.5%
	Beverages — 1.0%
1	Constellation Brands, Inc., Class A (a)	75
1	Molson Coors Brewing Co., Class B	61

		136

	Food & Staples Retailing — 1.5%
2	Walgreen Co.	113
1	Wal-Mart Stores, Inc.	94

		207

	Food Products — 3.5%
2	Ingredion, Inc.	137
3	Mead Johnson Nutrition Co.	210
4	Tyson Foods, Inc., Class A	118

		465

	Household Products — 0.5%
1	Energizer Holdings, Inc.	64

	Total Consumer Staples	872

Energy — 9.2%
	Oil, Gas & Consumable Fuels — 9.2%
1	Apache Corp.	79
3	Chevron Corp.	364
4	ConocoPhillips	264
3	Exxon Mobil Corp.	275
2	Marathon Oil Corp.	76
1	Occidental Petroleum Corp.	124
1	Phillips 66	56

	Total Energy	1,238

Financials — 17.5%
	Capital Markets — 2.8%
2	Ameriprise Financial, Inc.	178
1	Bank of New York Mellon Corp. (The)	40
–(h)	Goldman Sachs Group, Inc. (The)	63
4	Morgan Stanley	102

		383

	Commercial Banks — 2.9%
8	KeyCorp	96
7	Wells Fargo & Co.	288

		384

	Consumer Finance — 2.8%
2	Capital One Financial Corp.	161
3	Discover Financial Services	157
1	Nelnet, Inc., Class A	56

		374

	Diversified Financial Services — 2.4%
9	Bank of America Corp.	122
4	Citigroup, Inc.	200

		322

	Insurance — 3.7%
1	Allied World Assurance Co. Holdings AG, (Switzerland)	117
2	American International Group, Inc.	85
4	CNO Financial Group, Inc.	64
2	Hartford Financial Services Group, Inc.	66
2	Prudential Financial, Inc.	171

		503

	Real Estate Investment Trusts (REITs) — 1.9%
2	Extra Space Storage, Inc.	105
6	RLJ Lodging Trust	146

		251

JPMorgan Intrepid Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
		Thrifts & Mortgage Finance — 1.0%
2		Ocwen Financial Corp. (a)	135

		Total Financials	2,352

Health Care — 13.5%
		Biotechnology — 3.9%
1		Amgen, Inc.	140
4		Gilead Sciences, Inc. (a)	226
2		Quintiles Transnational Holdings, Inc. (a)	85
1		Vertex Pharmaceuticals, Inc. (a)	78

			529

		Health Care Equipment & Supplies — 4.2%
4		Abbott Laboratories	128
9		Boston Scientific Corp. (a)	104
3		CareFusion Corp. (a)	94
2		Covidien plc, (Ireland)	143
2		Medtronic, Inc.	100

			569

		Health Care Providers & Services — 2.9%
1		AmerisourceBergen Corp.	69
1		Cigna Corp.	86
2		Express Scripts Holding Co. (a)	102
1		McKesson Corp.	130

			387

		Pharmaceuticals — 2.5%
1		AbbVie, Inc.	63
9		Pfizer, Inc.	266

			329

		Total Health Care	1,814

Industrials — 10.1%
		Aerospace & Defense — 2.2%
1		Boeing Co. (The)	109
1		Honeywell International, Inc.	52
1		Northrop Grumman Corp.	138

			299

		Air Freight & Logistics — 0.7%
1		United Parcel Service, Inc., Class B	96

		Airlines — 0.7%
3		Delta Air Lines, Inc.	63
1		United Continental Holdings, Inc. (a)	31

			94

		Construction & Engineering — 2.5%
3		AECOM Technology Corp. (a)	108
2		Chicago Bridge & Iron Co. N.V., (Netherlands)	164
1		Fluor Corp.	59

			331

		Industrial Conglomerates — 0.6%
1		Danaher Corp.	81

		Machinery — 2.7%
1		Crane Co.	66
2		Ingersoll-Rand plc, (Ireland)	148
–	(h)	Parker Hannifin Corp.	49
3		Terex Corp. (a)	107

			370

		Professional Services — 0.7%
1		Towers Watson & Co., Class A	91

		Total Industrials	1,362

Information Technology — 16.0%
		Communications Equipment — 3.3%
11		Cisco Systems, Inc.	252
1		Harris Corp.	49
2		QUALCOMM, Inc.	138

			439

		Computers & Peripherals — 4.0%
1		Apple, Inc.	353
6		Hewlett-Packard Co.	116
1		SanDisk Corp.	71

			540

		Internet Software & Services — 1.5%
–	(h)	Google, Inc., Class A (a)	120
3		Yahoo!, Inc. (a)	84

			204

		IT Services — 0.1%
1		CSG Systems International, Inc.	21

		Semiconductors & Semiconductor Equipment — 2.7%
2		Altera Corp.	74
3		Broadcom Corp., Class A	67
1		Freescale Semiconductor Ltd. (a)	23
2		KLA-Tencor Corp.	134
1		Lam Research Corp. (a)	69

			367

		Software — 4.4%
1		Adobe Systems, Inc. (a)	42
9		Microsoft Corp.	303
3		Oracle Corp.	112
4		Rovi Corp. (a)	79

JPMorgan Intrepid Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	Software — Continued
2	Symantec Corp.	53

		589

	Total Information Technology	2,160

Materials — 2.7%
	Chemicals — 0.7%
3	Axiall Corp.	100

	Containers & Packaging — 0.7%
2	Crown Holdings, Inc. (a)	88

	Paper & Forest Products — 1.3%
2	International Paper Co.	90
5	Louisiana-Pacific Corp. (a)	79

		169

	Total Materials	357

Telecommunication Services — 2.0%
	Diversified Telecommunication Services — 2.0%
4	AT&T, Inc.	134
5	CenturyLink, Inc.	141

	Total Telecommunication Services	275

Utilities — 2.3%
	Electric Utilities — 0.4%
1	Pinnacle West Capital Corp.	51

	Gas Utilities — 0.8%
3	UGI Corp.	107

	Independent Power Producers & Energy Traders — 0.7%
8	AES Corp.	102

	Water Utilities — 0.4%
1	American Water Works Co., Inc.	50

	Total Utilities	310

	Total Common Stocks (Cost $10,292)	13,154

Short-Term Investment — 2.1%
Investment Company — 2.1%
280	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (m) (Cost $280)	280

	Total Investments — 99.8% (Cost $10,572)	13,434
	Other Assets in Excess of Liabilities — 0.2%	25

	NET ASSETS — 100.0%	$13,459

Percentages indicated are based on net assets.

JPMorgan Intrepid Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(l)	—	The rate shown is the current yield as of September 30, 2013.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of September 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,964
Aggregate gross unrealized depreciation	(102)

Net unrealized appreciation/depreciation	$2,862

Federal income tax cost of investments	$10,572

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represent each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$13,434	$—	$—	$13,434

(a)	All portfolio holdings designated as Level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers between any levels during the period ended September 30, 2013.

JPMorgan Intrepid Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 96.1%
Consumer Discretionary — 6.9%
	Automobiles — 1.4%
1,031	Ford Motor Co.	17,388

	Diversified Consumer Services — 0.4%
171	H&R Block, Inc.	4,554

	Household Durables — 1.2%
112	Jarden Corp. (a)	5,409
186	PulteGroup, Inc.	3,072
41	Whirlpool Corp.	6,048

		14,529

	Media — 2.5%
45	CBS Corp. (Non-Voting), Class B	2,493
196	Gannett Co., Inc.	5,249
71	Time Warner Cable, Inc.	7,901
21	Time Warner, Inc.	1,389
153	Viacom, Inc., Class B	12,788

		29,820

	Specialty Retail — 1.4%
108	GameStop Corp., Class A	5,357
181	Gap, Inc. (The)	7,295
332	Staples, Inc.	4,862

		17,514

	Total Consumer Discretionary	83,805

Consumer Staples — 6.1%
	Beverages — 0.4%
93	Molson Coors Brewing Co., Class B	4,647

	Food & Staples Retailing — 1.5%
449	Kroger Co. (The)	18,109

	Food Products — 1.8%
439	Archer-Daniels-Midland Co.	16,187
148	Pilgrim’s Pride Corp. (a)	2,482
120	Tyson Foods, Inc., Class A	3,394

		22,063

	Household Products — 1.4%
56	Energizer Holdings, Inc.	5,068
49	Kimberly-Clark Corp.	4,607
100	Procter & Gamble Co. (The)	7,521

		17,196

	Personal Products — 1.0%
96	Herbalife Ltd., (Cayman Islands)	6,719
65	Nu Skin Enterprises, Inc., Class A	6,252

		12,971

	Total Consumer Staples	74,986

Energy — 14.0%
	Energy Equipment & Services — 0.2%
27	Schlumberger Ltd.	2,377

	Oil, Gas & Consumable Fuels — 13.8%
316	Chevron Corp.	38,352
436	ConocoPhillips	30,313
666	Exxon Mobil Corp.	57,320
593	Marathon Oil Corp.	20,698
119	Marathon Petroleum Corp.	7,641
134	Phillips 66	7,739
55	Tesoro Corp.	2,432
124	Western Refining, Inc.	3,713

		168,208

	Total Energy	170,585

Financials — 26.5%
	Capital Markets — 3.5%
354	American Capital Ltd. (a)	4,862
179	Ameriprise Financial, Inc.	16,285
114	Goldman Sachs Group, Inc. (The)	18,092
113	Morgan Stanley	3,048

		42,287

	Commercial Banks — 4.7%
45	BB&T Corp.	1,515
28	Comerica, Inc.	1,108
410	Fifth Third Bancorp	7,404
34	PNC Financial Services Group, Inc. (The)	2,454
148	Popular, Inc., (Puerto Rico) (a)	3,890
1,008	Wells Fargo & Co.	41,649

		58,020

	Consumer Finance — 1.8%
435	Discover Financial Services	22,000

	Diversified Financial Services — 5.3%
2,146	Bank of America Corp.	29,608
720	Citigroup, Inc.	34,927

		64,535

	Insurance — 7.2%
57	Allied World Assurance Co. Holdings AG, (Switzerland)	5,710
439	Allstate Corp. (The)	22,202
98	Chubb Corp. (The)	8,783
131	Lincoln National Corp.	5,496
51	PartnerRe Ltd., (Bermuda)	4,687
244	Prudential Financial, Inc.	19,019
52	RenaissanceRe Holdings Ltd., (Bermuda)	4,680

JPMorgan Intrepid Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	Insurance — Continued
79	Torchmark Corp.	5,716
139	Travelers Cos., Inc. (The)	11,783

		88,076

	Real Estate Investment Trusts (REITs) — 3.6%
211	Annaly Capital Management, Inc.	2,439
345	Brandywine Realty Trust	4,547
206	CBL & Associates Properties, Inc.	3,929
138	Douglas Emmett, Inc. (m)	3,248
86	EPR Properties	4,201
129	Extra Space Storage, Inc.	5,884
175	Hospitality Properties Trust	4,955
227	Piedmont Office Realty Trust, Inc., Class A	3,941
65	Realty Income Corp.	2,592
25	RLJ Lodging Trust	580
127	Ventas, Inc.	7,798

		44,114

	Thrifts & Mortgage Finance — 0.4%
91	Ocwen Financial Corp. (a)	5,092

	Total Financials	324,124

Health Care — 13.1%
	Biotechnology — 1.9%
158	Amgen, Inc.	17,720
16	United Therapeutics Corp. (a)	1,238
58	Vertex Pharmaceuticals, Inc. (a)	4,413

		23,371

	Health Care Equipment & Supplies — 1.5%
99	CareFusion Corp. (a)	3,649
266	Medtronic, Inc.	14,165

		17,814

	Health Care Providers & Services — 5.7%
274	Aetna, Inc.	17,554
84	AmerisourceBergen Corp.	5,133
16	Cigna Corp.	1,191
142	McKesson Corp.	18,180
101	Omnicare, Inc.	5,622
255	WellPoint, Inc.	21,321

		69,001

	Pharmaceuticals — 4.0%
120	Endo Health Solutions, Inc. (a)	5,448
1,531	Pfizer, Inc.	43,964

		49,412

	Total Health Care	159,598

Industrials — 9.5%
	Aerospace & Defense — 2.1%
205	General Dynamics Corp.	17,907
77	Northrop Grumman Corp.	7,316

		25,223

	Airlines — 1.1%
77	Alaska Air Group, Inc.	4,828
82	Delta Air Lines, Inc.	1,937
343	Southwest Airlines Co.	4,990
40	United Continental Holdings, Inc. (a)	1,219

		12,974

	Commercial Services & Supplies — 0.8%
287	Pitney Bowes, Inc.	5,218
274	R.R. Donnelley & Sons Co.	4,331

		9,549

	Construction & Engineering — 0.4%
169	AECOM Technology Corp. (a)	5,278

	Industrial Conglomerates — 0.4%
225	General Electric Co.	5,384

	Machinery — 4.7%
68	Crane Co.	4,163
165	Illinois Tool Works, Inc.	12,577
310	Ingersoll-Rand plc, (Ireland)	20,138
121	Oshkosh Corp. (a)	5,936
45	Parker Hannifin Corp.	4,849
45	Stanley Black & Decker, Inc.	4,058
166	Terex Corp. (a)	5,574

		57,295

	Total Industrials	115,703

Information Technology — 8.6%
	Communications Equipment — 0.2%
104	Cisco Systems, Inc.	2,426

	Computers & Peripherals — 4.4%
1,116	Hewlett-Packard Co.	23,414
132	Lexmark International, Inc., Class A	4,366
145	Seagate Technology plc, (Ireland)	6,325
307	Western Digital Corp.	19,457

		53,562

	Internet Software & Services — 0.3%
117	AOL, Inc. (a)	4,029

	IT Services — 0.8%
125	Amdocs Ltd.	4,562

JPMorgan Intrepid Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	IT Services — Continued
103	Computer Sciences Corp.	5,329

		9,891

	Office Electronics — 0.4%
464	Xerox Corp.	4,774

	Semiconductors & Semiconductor Equipment — 2.1%
275	Applied Materials, Inc.	4,824
80	Broadcom Corp., Class A	2,081
121	Intel Corp.	2,769
184	Lam Research Corp. (a)	9,393
389	Marvell Technology Group Ltd., (Bermuda)	4,470
258	ON Semiconductor Corp. (a)	1,886

		25,423

	Software — 0.4%
269	Rovi Corp. (a)	5,157

	Total Information Technology	105,262

Materials — 3.4%
	Chemicals — 1.8%
278	LyondellBasell Industries N.V., Class A	20,322
10	PPG Industries, Inc.	1,637

		21,959

	Containers & Packaging — 0.4%
104	Avery Dennison Corp.	4,539

	Paper & Forest Products — 1.2%
253	International Paper Co.	11,325
237	Louisiana-Pacific Corp. (a)	4,160

		15,485

	Total Materials	41,983

Telecommunication Services — 2.4%
	Diversified Telecommunication Services — 2.4%
736	AT&T, Inc.	24,892
128	CenturyLink, Inc.	4,020

	Total Telecommunication Services	28,912

Utilities — 5.6%
	Electric Utilities — 3.2%
405	American Electric Power Co., Inc.	17,548
85	Cleco Corp.	3,803
66	Edison International	3,035
151	NextEra Energy, Inc.	12,136
51	Pinnacle West Capital Corp.	2,814

		39,336

	Gas Utilities — 0.6%
59	AGL Resources, Inc.	2,729
125	UGI Corp.	4,872

		7,601

	Independent Power Producers & Energy Traders — 0.9%
423	AES Corp.	5,620
244	Calpine Corp. (a)	4,749

		10,369

	Multi-Utilities — 0.9%
210	CenterPoint Energy, Inc.	5,036
65	Consolidated Edison, Inc.	3,556
30	Sempra Energy	2,577

		11,169

	Total Utilities	68,475

	Total Common Stocks (Cost $ 932,268)	1,173,433

Short-Term Investment — 3.6%
	Investment Company — 3.6%
43,621	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (Cost $ 43,621)	43,621

	Total Investments — 99.7% (Cost $ 975,889)	1,217,054
	Other Assets in Excess of Liabilities — 0.3%	3,926

	NET ASSETS — 100.0% $	$1,220,980

Percentages indicated are based on net assets.

JPMorgan Intrepid Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 09/30/13	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
526	E-mini S&P 500	12/20/13	$44,034	$(293)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of September 30, 2013.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of September 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$252,686
Aggregate gross unrealized depreciation	(11,521)

Net unrealized appreciation/depreciation	$241,165

Federal income tax cost of investments	$975,889

JPMorgan Intrepid Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,217,054	$—	$—	$1,217,054

Depreciation in Other Financial Instruments
Futures Contracts	$(293)	$—	$—	$(293)

(a)	All portfolio holdings designated as Level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers between any levels during the period ended September 30, 2013.

JPMorgan Mid Cap Core Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 97.2%
Consumer Discretionary — 20.4%
	Automobiles — 2.0%
228	Harley-Davidson, Inc.	14,662
26	Tesla Motors, Inc. (a)	5,106

		19,768

	Distributors — 0.4%
47	Genuine Parts Co.	3,772

	Hotels, Restaurants & Leisure — 1.6%
30	Darden Restaurants, Inc.	1,404
89	Marriott International, Inc., Class A	3,729
44	Wynn Resorts Ltd.	6,921
53	Yum! Brands, Inc.	3,812

		15,866

	Household Durables — 1.6%
77	Jarden Corp. (a)	3,736
93	Mohawk Industries, Inc. (a)	12,174

		15,910

	Internet & Catalog Retail — 0.6%
85	Expedia, Inc.	4,417
23	TripAdvisor, Inc. (a)	1,728

		6,145

	Media — 2.2%
44	Cablevision Systems Corp., Class A	738
71	CBS Corp. (Non-Voting), Class B	3,899
110	Clear Channel Outdoor Holdings, Inc., Class A (a)	905
55	Discovery Communications, Inc., Class A (a)	4,618
129	DISH Network Corp., Class A	5,795
59	Gannett Co., Inc.	1,583
69	Madison Square Garden Co. (The), Class A (a)	3,984

		21,522

	Multiline Retail — 1.4%
81	Family Dollar Stores, Inc.	5,812
144	Kohl’s Corp.	7,462

		13,274

	Specialty Retail — 7.9%
17	AutoZone, Inc. (a)	7,249
93	Bed Bath & Beyond, Inc. (a)	7,175
117	GameStop Corp., Class A	5,794
173	Gap, Inc. (The)	6,952
76	O’Reilly Automotive, Inc. (a)	9,659
71	PetSmart, Inc.	5,391
108	Ross Stores, Inc.	7,855
70	Signet Jewelers Ltd., (Bermuda)	5,044
36	Tiffany & Co.	2,740
75	TJX Cos., Inc.	4,215
154	Urban Outfitters, Inc. (a)	5,652
168	Williams-Sonoma, Inc.	9,434

		77,160

	Textiles, Apparel & Luxury Goods — 2.7%
54	Lululemon Athletica, Inc., (Canada) (a)	3,947
130	Michael Kors Holdings Ltd., (Hong Kong) (a)	9,702
38	PVH Corp.	4,519
52	Under Armour, Inc., Class A (a)	4,100
20	V.F. Corp.	4,043

		26,311

	Total Consumer Discretionary	199,728

Consumer Staples — 3.0%
	Beverages — 1.1%
71	Beam, Inc.	4,577
20	Brown-Forman Corp., Class B	1,375
109	Dr. Pepper Snapple Group, Inc.	4,899

		10,851

	Food & Staples Retailing — 0.4%
103	Kroger Co. (The)	4,138

	Food Products — 0.7%
40	Hershey Co. (The)	3,685
170	WhiteWave Foods Co., Class A (a)	3,399

		7,084

	Household Products — 0.3%
37	Energizer Holdings, Inc.	3,360

	Personal Products — 0.5%
217	Avon Products, Inc.	4,460

	Total Consumer Staples	29,893

Energy — 6.1%
	Energy Equipment & Services — 1.0%
159	Frank’s International N.V., (Netherlands) (a)	4,765
59	Oceaneering International, Inc.	4,785

		9,550

	Oil, Gas & Consumable Fuels — 5.1%
212	Cabot Oil & Gas Corp.	7,927
68	Concho Resources, Inc. (a)	7,410
73	Devon Energy Corp.	4,230
98	Energen Corp.	7,466

JPMorgan Mid Cap Core Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	Oil, Gas & Consumable Fuels — Continued
50	EQT Corp.	4,480
110	PBF Energy, Inc.	2,470
80	Plains All American Pipeline LP	4,234
121	QEP Resources, Inc.	3,352
56	Range Resources Corp.	4,212
121	Williams Cos., Inc. (The)	4,391

		50,172

	Total Energy	59,722

Financials — 18.0%
	Capital Markets — 4.2%
35	Affiliated Managers Group, Inc. (a)	6,465
69	Ameriprise Financial, Inc.	6,239
220	Blackstone Group LP (The)	5,468
83	Charles Schwab Corp. (The)	1,744
145	Invesco Ltd.	4,616
107	Lazard Ltd., (Bermuda), Class A	3,865
76	Northern Trust Corp.	4,142
69	T. Rowe Price Group, Inc.	4,949
139	TD Ameritrade Holding Corp.	3,650

		41,138

	Commercial Banks — 4.0%
47	City National Corp.	3,140
17	Cullen/Frost Bankers, Inc.	1,220
164	East West Bancorp, Inc.	5,252
372	Fifth Third Bancorp	6,718
60	First Republic Bank	2,811
252	Huntington Bancshares, Inc.	2,083
50	M&T Bank Corp.	5,566
53	Signature Bank (a)	4,841
155	SunTrust Banks, Inc.	5,015
88	Zions Bancorporation	2,405

		39,051

	Diversified Financial Services — 0.8%
121	Moody’s Corp.	8,510

	Insurance — 5.2%
11	Alleghany Corp. (a)	4,473
87	Axis Capital Holdings Ltd., (Bermuda)	3,751
49	Chubb Corp. (The)	4,342
129	Hartford Financial Services Group, Inc.	4,027
191	Loews Corp.	8,911
201	Marsh & McLennan Cos., Inc.	8,758
208	Old Republic International Corp.	3,199
160	Unum Group	4,866
96	W.R. Berkley Corp.	4,121
136	XL Group plc, (Ireland)	4,202

		50,650

	Real Estate Investment Trusts (REITs) — 2.7%
104	American Homes 4 Rent, Class A (a)	1,675
257	Annaly Capital Management, Inc.	2,971
98	HCP, Inc.	4,018
243	Kimco Realty Corp.	4,898
90	Prologis, Inc.	3,393
22	Rayonier, Inc.	1,231
65	Regency Centers Corp.	3,151
60	Vornado Realty Trust	5,043

		26,380

	Real Estate Management & Development — 1.0%
187	Brookfield Office Properties, Inc.	3,562
257	CBRE Group, Inc., Class A (a)	5,944

		9,506

	Thrifts & Mortgage Finance — 0.1%
139	Hudson City Bancorp, Inc.	1,254

	Total Financials	176,489

Health Care — 9.8%
	Biotechnology — 1.5%
44	Alexion Pharmaceuticals, Inc. (a)	5,146
14	Regeneron Pharmaceuticals, Inc. (a)	4,318
73	Vertex Pharmaceuticals, Inc. (a)	5,504

		14,968

	Health Care Equipment & Supplies — 1.0%
104	CareFusion Corp. (a)	3,847
82	Sirona Dental Systems, Inc. (a)	5,455

		9,302

	Health Care Providers & Services — 3.8%
76	AmerisourceBergen Corp.	4,672
181	Brookdale Senior Living, Inc. (a)	4,750
82	Cigna Corp.	6,279
111	Envision Healthcare Holdings, Inc. (a)	2,889
34	Henry Schein, Inc. (a)	3,511
127	Humana, Inc.	11,809
106	Premier, Inc., Class A (a)	3,351

		37,261

	Life Sciences Tools & Services — 2.0%
161	Agilent Technologies, Inc.	8,232
184	Bruker Corp. (a)	3,802

JPMorgan Mid Cap Core Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	Life Sciences Tools & Services — Continued
88	Illumina, Inc. (a)	7,121

		19,155

	Pharmaceuticals — 1.5%
47	Actavis, Inc. (a)	6,739
81	Valeant Pharmaceuticals International, Inc. (a)	8,420

		15,159

	Total Health Care	95,845

Industrials — 15.5%
	Airlines — 0.8%
322	Delta Air Lines, Inc.	7,584

	Building Products — 1.0%
245	Fortune Brands Home & Security, Inc.	10,219

	Commercial Services & Supplies — 0.7%
58	Stericycle, Inc. (a)	6,659

	Construction & Engineering — 0.7%
92	Fluor Corp.	6,557

	Electrical Equipment — 2.6%
71	Acuity Brands, Inc.	6,570
106	AMETEK, Inc.	4,863
114	Generac Holdings, Inc.	4,874
31	Hubbell, Inc., Class B	3,253
85	Regal-Beloit Corp.	5,803

		25,363

	Industrial Conglomerates — 1.4%
194	Carlisle Cos., Inc.	13,634

	Machinery — 3.2%
111	Flowserve Corp.	6,907
101	IDEX Corp.	6,587
130	Pall Corp.	10,023
109	Rexnord Corp. (a)	2,265
57	Snap-on, Inc.	5,707

		31,489

	Marine — 0.6%
70	Kirby Corp. (a)	6,015

	Professional Services — 0.5%
90	Equifax, Inc.	5,403

	Road & Rail — 1.7%
31	Canadian Pacific Railway Ltd., (Canada)	3,871
240	Hertz Global Holdings, Inc. (a)	5,312
105	J.B. Hunt Transport Services, Inc.	7,621

		16,804

	Trading Companies & Distributors — 2.3%
170	Air Lease Corp.	4,699
257	HD Supply Holdings, Inc. (a)	5,649
145	MSC Industrial Direct Co., Inc., Class A	11,791

		22,139

	Total Industrials	151,866

Information Technology — 14.5%
	Communications Equipment — 1.1%
144	Aruba Networks, Inc. (a)	2,398
53	F5 Networks, Inc. (a)	4,562
78	Palo Alto Networks, Inc. (a)	3,551

		10,511

	Computers & Peripherals — 0.6%
150	NetApp, Inc.	6,397

	Electronic Equipment, Instruments & Components — 2.3%
192	Amphenol Corp., Class A	14,884
146	Arrow Electronics, Inc. (a)	7,074
20	CDW Corp. (a)	449

		22,407

	Internet Software & Services — 0.7%
28	LinkedIn Corp., Class A (a)	6,865

	IT Services — 2.9%
47	Alliance Data Systems Corp. (a)	9,982
137	CoreLogic, Inc. (a)	3,692
80	FleetCor Technologies, Inc. (a)	8,857
124	Jack Henry & Associates, Inc.	6,374

		28,905

	Semiconductors & Semiconductor Equipment — 4.8%
146	Analog Devices, Inc.	6,876
536	Applied Materials, Inc.	9,408
202	Avago Technologies Ltd., (Singapore)	8,719
136	KLA-Tencor Corp.	8,277
286	Xilinx, Inc.	13,415

		46,695

	Software — 2.1%
92	Red Hat, Inc. (a)	4,249
55	ServiceNow, Inc. (a)	2,873
73	Splunk, Inc. (a)	4,407
125	Synopsys, Inc. (a)	4,705

JPMorgan Mid Cap Core Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	Software — Continued
57	Workday, Inc., Class A (a)	4,589

		20,823

	Total Information Technology	142,603

Materials — 5.1%
	Chemicals — 3.4%
56	Airgas, Inc.	5,975
98	Albemarle Corp.	6,160
29	PPG Industries, Inc.	4,895
61	Sherwin-Williams Co. (The)	11,172
58	Sigma-Aldrich Corp.	4,959

		33,161

	Containers & Packaging — 1.7%
191	Ball Corp.	8,550
38	Rock Tenn Co., Class A	3,807
97	Silgan Holdings, Inc.	4,575

		16,932

	Total Materials	50,093

Utilities — 4.8%
	Electric Utilities — 1.6%
120	Edison International	5,524
162	Westar Energy, Inc.	4,963
190	Xcel Energy, Inc.	5,257

		15,744

	Gas Utilities — 0.4%
181	Questar Corp.	4,065

	Multi-Utilities — 2.8%
205	CenterPoint Energy, Inc.	4,921
201	CMS Energy Corp.	5,281
180	NiSource, Inc.	5,547
78	Sempra Energy	6,687
109	Wisconsin Energy Corp.	4,405

		26,841

	Total Utilities	46,650

	Total Common Stocks (Cost $837,123)	952,889

Short-Term Investment — 3.5%
	Investment Company — 3.5%
34,146	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (m) (Cost $ 34,146)	34,146

	Total Investments — 100.7% (Cost $ 871,269)	987,035
	Liabilities in Excess of Other Assets — (0.7)%	(7,144)

	NET ASSETS — 100.0%	$979,891

Percentages indicated are based on net assets.

JPMorgan Mid Cap Core Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of September 30, 2013.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of September 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$127,313
Aggregate gross unrealized depreciation	(11,547)

Net unrealized appreciation/depreciation	$115,766

Federal income tax cost of investments	$871,269

JPMorgan Mid Cap Core Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$987,035	$—	$—	$987,035

(a)	All portfolio holdings designated as Level 1 are disclosed individually in the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers between any levels during the period ended September 30, 2013.

JPMorgan Mid Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 97.1%
Consumer Discretionary — 20.4%
	Automobiles — 2.1%
267	Harley-Davidson, Inc.	17,120
31	Tesla Motors, Inc. (a)	6,054

		23,174

	Distributors — 0.4%
53	Genuine Parts Co.	4,327

	Hotels, Restaurants & Leisure — 1.6%
37	Darden Restaurants, Inc.	1,695
102	Marriott International, Inc., Class A	4,276
52	Wynn Resorts Ltd.	8,280
59	Yum! Brands, Inc.	4,224

		18,475

	Household Durables — 1.6%
89	Jarden Corp. (a)	4,285
108	Mohawk Industries, Inc. (a)	14,115

		18,400

	Internet & Catalog Retail — 0.6%
98	Expedia, Inc.	5,063
27	TripAdvisor, Inc. (a)	2,073

		7,136

	Media — 2.2%
51	Cablevision Systems Corp., Class A	855
81	CBS Corp. (Non-Voting), Class B	4,472
130	Clear Channel Outdoor Holdings, Inc., Class A (a)	1,062
64	Discovery Communications, Inc., Class A (a)	5,403
148	DISH Network Corp., Class A	6,640
59	Gannett Co., Inc.	1,582
80	Madison Square Garden Co. (The), Class A (a)	4,657

		24,671

	Multiline Retail — 1.3%
92	Family Dollar Stores, Inc.	6,660
165	Kohl’s Corp.	8,546

		15,206

	Specialty Retail — 7.9%
20	AutoZone, Inc. (a)	8,302
106	Bed Bath & Beyond, Inc. (a)	8,220
135	GameStop Corp., Class A	6,678
197	Gap, Inc. (The)	7,948
89	O’Reilly Automotive, Inc. (a)	11,292
81	PetSmart, Inc.	6,179
126	Ross Stores, Inc.	9,180
82	Signet Jewelers Ltd., (Bermuda)	5,904
41	Tiffany & Co.	3,145
86	TJX Cos., Inc.	4,833
180	Urban Outfitters, Inc. (a)	6,608
192	Williams-Sonoma, Inc.	10,781

		89,070

	Textiles, Apparel & Luxury Goods — 2.7%
63	Lululemon Athletica, Inc., (Canada) (a)	4,616
152	Michael Kors Holdings Ltd., (Hong Kong) (a)	11,342
44	PVH Corp.	5,179
60	Under Armour, Inc., Class A (a)	4,727
23	V.F. Corp.	4,636

		30,500

	Total Consumer Discretionary	230,959

Consumer Staples — 3.0%
	Beverages — 1.1%
81	Beam, Inc.	5,247
25	Brown-Forman Corp., Class B	1,695
125	Dr. Pepper Snapple Group, Inc.	5,615

		12,557

	Food & Staples Retailing — 0.4%
118	Kroger Co. (The)	4,745

	Food Products — 0.7%
46	Hershey Co. (The)	4,227
199	WhiteWave Foods Co., Class A (a)	3,976

		8,203

	Household Products — 0.3%
42	Energizer Holdings, Inc.	3,855

	Personal Products — 0.5%
253	Avon Products, Inc.	5,216

	Total Consumer Staples	34,576

Energy — 6.1%
	Energy Equipment & Services — 1.0%
185	Frank’s International N.V., (Netherlands) (a)	5,528
68	Oceaneering International, Inc.	5,541

		11,069

	Oil, Gas & Consumable Fuels — 5.1%
248	Cabot Oil & Gas Corp.	9,266
80	Concho Resources, Inc. (a)	8,661
84	Devon Energy Corp.	4,851
112	Energen Corp.	8,551

JPMorgan Mid Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	Oil, Gas & Consumable Fuels — Continued
58	EQT Corp.	5,136
132	PBF Energy, Inc.	2,961
94	Plains All American Pipeline LP	4,955
139	QEP Resources, Inc.	3,846
65	Range Resources Corp.	4,925
138	Williams Cos., Inc. (The)	5,035

		58,187

	Total Energy	69,256

Financials — 17.8%
	Capital Markets — 4.1%
41	Affiliated Managers Group, Inc. (a)	7,561
77	Ameriprise Financial, Inc.	6,969
257	Blackstone Group LP (The)	6,394
95	Charles Schwab Corp. (The)	2,000
166	Invesco Ltd.	5,292
126	Lazard Ltd., (Bermuda), Class A	4,521
87	Northern Trust Corp.	4,749
77	T. Rowe Price Group, Inc.	5,554
163	TD Ameritrade Holding Corp.	4,267

		47,307

	Commercial Banks — 3.9%
52	City National Corp.	3,450
20	Cullen/Frost Bankers, Inc.	1,408
192	East West Bancorp, Inc.	6,141
427	Fifth Third Bancorp	7,696
69	First Republic Bank	3,228
290	Huntington Bancshares, Inc.	2,394
55	M&T Bank Corp.	6,144
62	Signature Bank (a)	5,665
177	SunTrust Banks, Inc.	5,748
101	Zions Bancorporation	2,762

		44,636

	Diversified Financial Services — 0.9%
141	Moody’s Corp.	9,895

	Insurance — 5.1%
13	Alleghany Corp. (a)	5,129
101	Axis Capital Holdings Ltd., (Bermuda)	4,387
51	Chubb Corp. (The)	4,541
148	Hartford Financial Services Group, Inc.	4,618
218	Loews Corp.	10,204
230	Marsh & McLennan Cos., Inc.	10,030
238	Old Republic International Corp.	3,672
183	Unum Group	5,577
110	W.R. Berkley Corp.	4,726
156	XL Group plc, (Ireland)	4,818

		57,702

	Real Estate Investment Trusts (REITs) — 2.7%
119	American Homes 4 Rent, Class A (a)	1,928
294	Annaly Capital Management, Inc.	3,409
113	HCP, Inc.	4,607
278	Kimco Realty Corp.	5,614
106	Prologis, Inc.	3,969
26	Rayonier, Inc.	1,420
75	Regency Centers Corp.	3,615
69	Vornado Realty Trust	5,780

		30,342

	Real Estate Management & Development — 1.0%
214	Brookfield Office Properties, Inc.	4,087
301	CBRE Group, Inc., Class A (a)	6,950

		11,037

	Thrifts & Mortgage Finance — 0.1%
160	Hudson City Bancorp, Inc.	1,446

	Total Financials	202,365

Health Care — 9.8%
	Biotechnology — 1.5%
51	Alexion Pharmaceuticals, Inc. (a)	5,959
16	Regeneron Pharmaceuticals, Inc. (a)	5,068
85	Vertex Pharmaceuticals, Inc. (a)	6,430

		17,457

	Health Care Equipment & Supplies — 0.9%
120	CareFusion Corp. (a)	4,412
94	Sirona Dental Systems, Inc. (a)	6,305

		10,717

	Health Care Providers & Services — 3.8%
88	AmerisourceBergen Corp.	5,355
211	Brookdale Senior Living, Inc. (a)	5,554
94	Cigna Corp.	7,195
130	Envision Healthcare Holdings, Inc. (a)	3,379
39	Henry Schein, Inc. (a)	4,028
145	Humana, Inc.	13,487
127	Premier, Inc., Class A (a)	4,010

		43,008

	Life Sciences Tools & Services — 2.0%
188	Agilent Technologies, Inc.	9,625
215	Bruker Corp. (a)	4,446

JPMorgan Mid Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	Life Sciences Tools & Services — Continued
103	Illumina, Inc. (a)	8,324

		22,395

	Pharmaceuticals — 1.6%
55	Actavis, Inc. (a)	7,877
97	Valeant Pharmaceuticals International, Inc. (a)	10,068

		17,945

	Total Health Care	111,522

Industrials — 15.6%
	Airlines — 0.8%
376	Delta Air Lines, Inc.	8,867

	Building Products — 1.0%
285	Fortune Brands Home & Security, Inc.	11,854

	Commercial Services & Supplies — 0.7%
67	Stericycle, Inc. (a)	7,785

	Construction & Engineering — 0.7%
108	Fluor Corp.	7,671

	Electrical Equipment — 2.6%
83	Acuity Brands, Inc.	7,674
121	AMETEK, Inc.	5,575
134	Generac Holdings, Inc.	5,697
36	Hubbell, Inc., Class B	3,732
98	Regal-Beloit Corp.	6,650

		29,328

	Industrial Conglomerates — 1.4%
226	Carlisle Cos., Inc.	15,871

	Machinery — 3.2%
128	Flowserve Corp.	7,992
116	IDEX Corp.	7,546
152	Pall Corp.	11,681
130	Rexnord Corp. (a)	2,706
66	Snap-on, Inc.	6,539

		36,464

	Marine — 0.6%
81	Kirby Corp. (a)	7,036

	Professional Services — 0.6%
103	Equifax, Inc.	6,191

	Road & Rail — 1.7%
37	Canadian Pacific Railway Ltd., (Canada)	4,525
280	Hertz Global Holdings, Inc. (a)	6,209
122	J.B. Hunt Transport Services, Inc.	8,905

		19,639

	Trading Companies & Distributors — 2.3%
200	Air Lease Corp.	5,538
298	HD Supply Holdings, Inc. (a)	6,540
168	MSC Industrial Direct Co., Inc., Class A	13,649

		25,727

	Total Industrials	176,433

Information Technology — 14.6%
	Communications Equipment — 1.1%
169	Aruba Networks, Inc. (a)	2,806
62	F5 Networks, Inc. (a)	5,334
91	Palo Alto Networks, Inc. (a)	4,151

		12,291

	Computers & Peripherals — 0.7%
176	NetApp, Inc.	7,480

	Electronic Equipment, Instruments & Components — 2.3%
223	Amphenol Corp., Class A	17,224
167	Arrow Electronics, Inc. (a)	8,103
24	CDW Corp. (a)	542

		25,869

	Internet Software & Services — 0.7%
33	LinkedIn Corp., Class A (a)	8,046

	IT Services — 3.0%
55	Alliance Data Systems Corp. (a)	11,652
160	CoreLogic, Inc. (a)	4,320
94	FleetCor Technologies, Inc. (a)	10,355
142	Jack Henry & Associates, Inc.	7,303

		33,630

	Semiconductors & Semiconductor Equipment — 4.7%
167	Analog Devices, Inc.	7,876
625	Applied Materials, Inc.	10,966
220	Avago Technologies Ltd., (Singapore)	9,478
157	KLA-Tencor Corp.	9,575
331	Xilinx, Inc.	15,533

		53,428

	Software — 2.1%
110	Red Hat, Inc. (a)	5,094
65	ServiceNow, Inc. (a)	3,361
86	Splunk, Inc. (a)	5,157
143	Synopsys, Inc. (a)	5,394

JPMorgan Mid Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	Software — Continued
66	Workday, Inc., Class A (a)	5,366

		24,372

	Total Information Technology	165,116

Materials — 5.1%
	Chemicals — 3.4%
65	Airgas, Inc.	6,847
112	Albemarle Corp.	7,058
34	PPG Industries, Inc.	5,714
71	Sherwin-Williams Co. (The)	12,995
67	Sigma-Aldrich Corp.	5,684

		38,298

	Containers & Packaging — 1.7%
218	Ball Corp.	9,791
43	Rock Tenn Co., Class A	4,365
115	Silgan Holdings, Inc.	5,392

		19,548

	Total Materials	57,846

Utilities — 4.7%
	Electric Utilities — 1.6%
137	Edison International	6,331
186	Westar Energy, Inc.	5,688
218	Xcel Energy, Inc.	6,025

		18,044

	Gas Utilities — 0.4%
207	Questar Corp.	4,661

	Multi-Utilities — 2.7%
235	CenterPoint Energy, Inc.	5,641
230	CMS Energy Corp.	6,052
206	NiSource, Inc.	6,357
90	Sempra Energy	7,661
125	Wisconsin Energy Corp.	5,050

		30,761

	Total Utilities	53,466

	Total Common Stocks (Cost $781,902)	1,101,539

Short-Term Investment — 3.1%
	Investment Company — 3.1%
35,240	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (m) (Cost $ 35,240)	35,240

	Total Investments — 100.2% (Cost $ 817,142)	1,136,779
	Liabilities in Excess of Other Assets — (0.2)%	(2,627)

	NET ASSETS — 100.0%	$1,134,152

Percentages indicated are based on net assets.

JPMorgan Mid Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of September 30, 2013.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of September 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$324,355
Aggregate gross unrealized depreciation	(4,718)

Net unrealized appreciation/depreciation	$319,637

Federal income tax cost of investments	$817,142

JPMorgan Mid Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,136,779	$—	$—	$1,136,779

(a)	All portfolio holdings designated as Level 1 are disclosed individually in the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers between any levels during the period ended September 30, 2013.

JPMorgan Small Cap Core Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 98.7%
Consumer Discretionary — 12.3%
	Auto Components — 1.2%
149	Cooper Tire & Rubber Co.	4,574
28	Standard Motor Products, Inc.	904
57	Stoneridge, Inc. (a)	617
50	Tower International, Inc. (a)	997

		7,092

	Distributors — 0.4%
20	Core-Mark Holding Co., Inc.	1,342
47	Stock Building Supply Holdings, Inc. (a)	614
9	VOXX International Corp. (a)	127

		2,083

	Diversified Consumer Services — 0.3%
9	Capella Education Co. (a)	532
95	Corinthian Colleges, Inc. (a)	207
19	ITT Educational Services, Inc. (a)	583
14	Outerwall, Inc. (a)	705

		2,027

	Hotels, Restaurants & Leisure — 1.4%
11	Cracker Barrel Old Country Store, Inc.	1,105
32	Einstein Noah Restaurant Group, Inc.	547
62	Jack in the Box, Inc. (a)	2,480
182	Ruth’s Hospitality Group, Inc.	2,162
118	Sonic Corp. (a)	2,095

		8,389

	Household Durables — 1.6%
97	Helen of Troy Ltd., (Bermuda) (a)	4,274
20	Jarden Corp. (a)	968
70	KB Home	1,254
14	Libbey, Inc. (a)	338
50	Lifetime Brands, Inc.	771
14	MDC Holdings, Inc.	417
10	NACCO Industries, Inc., Class A	549
18	Universal Electronics, Inc. (a)	648
10	WCI Communities, Inc. (a)	174
10	William Lyon Homes, Class A (a)	197

		9,590

	Leisure Equipment & Products — 0.2%
10	Johnson Outdoors, Inc., Class A (a)	279
86	LeapFrog Enterprises, Inc. (a)	806
6	Sturm Ruger & Co., Inc.	357

		1,442

	Media — 1.3%
249	E.W. Scripps Co., Class A (a)	4,560
65	Entercom Communications Corp., Class A (a)	568
76	Gray Television, Inc. (a)	594
88	Journal Communications, Inc., Class A (a)	750
5	LIN Media LLC, Class A (a)	109
12	Live Nation Entertainment, Inc. (a)	226
17	Sinclair Broadcast Group, Inc., Class A	556

		7,363

	Multiline Retail — 0.8%
44	Dillard’s, Inc., Class A	3,422
101	Tuesday Morning Corp. (a)	1,545

		4,967

	Specialty Retail — 3.3%
109	Brown Shoe Co., Inc.	2,554
9	Children’s Place Retail Stores, Inc. (The) (a)	538
92	Conn’s, Inc. (a)	4,614
31	Destination Maternity Corp.	983
263	Express, Inc. (a)	6,211
254	OfficeMax, Inc.	3,242
67	Stein Mart, Inc.	923
12	Tilly’s, Inc., Class A (a)	168
11	Trans World Entertainment Corp.	52

		19,285

	Textiles, Apparel & Luxury Goods — 1.8%
78	G-III Apparel Group Ltd. (a)	4,280
127	Iconix Brand Group, Inc. (a)	4,226
96	Perry Ellis International, Inc.	1,816
14	RG Barry Corp.	270

		10,592

	Total Consumer Discretionary	72,830

Consumer Staples — 5.4%
	Beverages — 0.1%
7	Coca-Cola Bottling Co. Consolidated	445

	Food & Staples Retailing — 2.9%
9	Andersons, Inc. (The)	636
22	Nash Finch Co.	568
2,000	Rite Aid Corp. (a)	9,517
137	Roundy’s, Inc.	1,176
170	Spartan Stores, Inc.	3,759
173	SUPERVALU, Inc. (a)	1,424
11	Village Super Market, Inc., Class A	403

		17,483

JPMorgan Small Cap Core Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	Food Products — 1.6%
20	B&G Foods, Inc.	694
112	Chiquita Brands International, Inc. (a)	1,420
35	Darling International, Inc. (a)	739
19	Fresh Del Monte Produce, Inc.	561
16	John B Sanfilippo & Son, Inc.	373
188	Pilgrim’s Pride Corp. (a)	3,157
54	Pinnacle Foods, Inc.	1,419
17	Sanderson Farms, Inc.	1,109

		9,472

	Personal Products — 0.8%
59	Prestige Brands Holdings, Inc. (a)	1,783
28	Revlon, Inc., Class A (a)	780
22	USANA Health Sciences, Inc. (a)	1,918

		4,481

	Total Consumer Staples	31,881

Energy — 4.9%
	Energy Equipment & Services — 1.5%
58	C&J Energy Services, Inc. (a)	1,154
51	Dawson Geophysical Co. (a)	1,643
63	Forum Energy Technologies, Inc. (a)	1,707
20	Gulfmark Offshore, Inc., Class A	997
64	Helix Energy Solutions Group, Inc. (a)	1,624
67	Superior Energy Services, Inc. (a)	1,682

		8,807

	Oil, Gas & Consumable Fuels — 3.4%
12	Alon USA Energy, Inc.	125
14	Bonanza Creek Energy, Inc. (a)	671
71	Delek U.S. Holdings, Inc.	1,506
25	Energy XXI Bermuda Ltd., (Bermuda)	743
146	EPL Oil & Gas, Inc. (a)	5,429
64	EXCO Resources, Inc.	434
395	Gastar Exploration Ltd. (a)	1,559
232	Renewable Energy Group, Inc. (a)	3,516
13	REX American Resources Corp. (a)	390
101	W&T Offshore, Inc.	1,795
390	Warren Resources, Inc. (a)	1,142
70	Western Refining, Inc.	2,115
4	Westmoreland Coal Co. (a)	55
15	World Fuel Services Corp.	567

		20,047

	Total Energy	28,854

Financials — 21.6%
	Capital Markets — 0.9%
8	Artisan Partners Asset Management, Inc.	393
89	BGC Partners, Inc., Class A	505
116	Cowen Group, Inc., Class A (a)	400
32	Gladstone Capital Corp.	278
112	Investment Technology Group, Inc. (a)	1,764
61	KCAP Financial, Inc.	544
33	Manning & Napier, Inc.	549
21	Piper Jaffray Cos. (a)	710
8	Prospect Capital Corp.	89

		5,232

	Commercial Banks — 7.0%
18	Banco Latinoamericano de Comercio Exterior S.A., (Panama), Class E	456
70	BBCN Bancorp, Inc.	958
16	BNC Bancorp	207
7	Bridge Bancorp, Inc.	153
103	Cardinal Financial Corp.	1,707
41	Cathay General Bancorp	953
8	Center Bancorp, Inc.	110
24	Citizens & Northern Corp.	469
4	City Holding Co.	182
8	Community Trust Bancorp, Inc.	325
188	East West Bancorp, Inc.	6,016
17	Fidelity Southern Corp.	262
25	Financial Institutions, Inc.	509
122	First Commonwealth Financial Corp.	927
30	First Community Bancshares, Inc.	489
29	First Financial Bancorp	441
23	First Merchants Corp.	399
177	FirstMerit Corp.	3,847
31	FNB Corp.	377
178	Hanmi Financial Corp.	2,954
24	Heartland Financial USA, Inc.	666
24	Huntington Bancshares, Inc.	195
6	Iberiabank Corp.	301
11	Lakeland Financial Corp.	349
21	MainSource Financial Group, Inc.	325
20	MetroCorp Bancshares, Inc.	270
5	National Bankshares, Inc.	169
15	NBT Bancorp, Inc.	356
87	OFG Bancorp, (Puerto Rico)	1,407
50	Park Sterling Corp.	320
8	Peoples Bancorp, Inc.	159

JPMorgan Small Cap Core Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	Commercial Banks — Continued
51	Pinnacle Financial Partners, Inc. (a)	1,514
173	Popular, Inc., (Puerto Rico) (a)	4,543
15	Preferred Bank (a)	263
26	PrivateBancorp, Inc.	554
8	Prosperity Bancshares, Inc.	482
29	Sierra Bancorp	458
79	Southwest Bancorp, Inc. (a)	1,176
71	Susquehanna Bancshares, Inc.	894
8	SVB Financial Group (a)	691
19	Texas Capital Bancshares, Inc. (a)	860
14	WesBanco, Inc.	416
22	West Bancorporation, Inc.	309
350	Wilshire Bancorp, Inc.	2,866

		41,284

	Consumer Finance — 2.9%
12	Cash America International, Inc.	557
98	DFC Global Corp. (a)	1,074
53	Encore Capital Group, Inc. (a)	2,408
25	Ezcorp, Inc., Class A (a)	413
94	Green Dot Corp., Class A (a)	2,470
39	Nelnet, Inc., Class A	1,507
35	Portfolio Recovery Associates, Inc. (a)	2,068
71	Regional Management Corp. (a)	2,251
49	World Acceptance Corp. (a)	4,415

		17,163

	Insurance — 2.4%
215	American Equity Investment Life Holding Co.	4,566
9	American Safety Insurance Holdings Ltd., (Bermuda) (a)	278
39	Aspen Insurance Holdings Ltd., (Bermuda)	1,397
262	CNO Financial Group, Inc.	3,768
14	Crawford & Co., Class B	131
32	HCI Group, Inc.	1,315
9	Horace Mann Educators Corp.	255
70	Maiden Holdings Ltd., (Bermuda)	829
7	Montpelier Re Holdings Ltd., (Bermuda)	188
19	Selective Insurance Group, Inc.	461
8	Stewart Information Services Corp.	246
21	United Fire Group, Inc.	628
6	Validus Holdings Ltd., (Bermuda)	232

		14,294

	Real Estate Investment Trusts (REITs) — 7.2%
5	Agree Realty Corp.	157
23	American Campus Communities, Inc.	789
496	Anworth Mortgage Asset Corp.	2,395
106	Ashford Hospitality Trust, Inc.	1,308
78	CapLease, Inc.	662
363	Capstead Mortgage Corp.	4,276
76	CBL & Associates Properties, Inc.	1,457
47	Chatham Lodging Trust	839
41	Chesapeake Lodging Trust	953
18	Colonial Properties Trust	396
61	CoreSite Realty Corp.	2,064
135	Cousins Properties, Inc.	1,387
152	DCT Industrial Trust, Inc.	1,095
50	DDR Corp.	781
17	EastGroup Properties, Inc.	983
123	Education Realty Trust, Inc.	1,119
223	First Industrial Realty Trust, Inc.	3,620
85	GEO Group, Inc. (The)	2,826
45	Glimcher Realty Trust	441
8	Home Properties, Inc.	462
33	LaSalle Hotel Properties	927
260	Lexington Realty Trust	2,922
21	LTC Properties, Inc.	782
17	Parkway Properties, Inc.	295
58	Pennsylvania Real Estate Investment Trust	1,087
112	Potlatch Corp.	4,444
12	PS Business Parks, Inc.	925
85	RAIT Financial Trust	602
15	Ramco-Gershenson Properties Trust	228
106	Redwood Trust, Inc.	2,081
8	Sun Communities, Inc.	320

		42,623

	Thrifts & Mortgage Finance — 1.2%
12	BofI Holding, Inc. (a)	785
31	HomeStreet, Inc.	602
15	OceanFirst Financial Corp.	254
104	Ocwen Financial Corp. (a)	5,783

		7,424

	Total Financials	128,020

Health Care — 12.0%
	Biotechnology — 3.1%
9	Acorda Therapeutics, Inc. (a)	315
38	Aegerion Pharmaceuticals, Inc. (a)	3,223
3	Agios Pharmaceuticals, Inc. (a)	92
17	Alnylam Pharmaceuticals, Inc. (a)	1,082

JPMorgan Small Cap Core Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	Biotechnology — Continued
70	AMAG Pharmaceuticals, Inc. (a)	1,506
37	Celldex Therapeutics, Inc. (a)	1,293
39	FivePrime Therapeutics, Inc. (a)	511
11	Foundation Medicine, Inc. (a)	452
75	Infinity Pharmaceuticals, Inc. (a)	1,305
11	OncoMed Pharmaceuticals, Inc. (a)	164
14	Onconova Therapeutics, Inc. (a)	360
12	Ophthotech Corp. (a)	348
44	Pharmacyclics, Inc. (a)	6,118
11	Raptor Pharmaceutical Corp. (a)	157
325	Threshold Pharmaceuticals, Inc. (a)	1,509

		18,435

	Health Care Equipment & Supplies — 2.8%
28	ArthroCare Corp. (a)	989
104	Greatbatch, Inc. (a)	3,539
34	MAKO Surgical Corp. (a)	1,003
46	Medical Action Industries, Inc. (a)	307
254	NuVasive, Inc. (a)	6,228
24	PhotoMedex, Inc. (a)	383
10	RTI Surgical, Inc. (a)	39
20	Sirona Dental Systems, Inc. (a)	1,339
59	STERIS Corp.	2,517

		16,344

	Health Care Providers & Services — 2.7%
130	Amsurg Corp. (a)	5,162
62	Centene Corp. (a)	3,966
118	Gentiva Health Services, Inc. (a)	1,415
82	Molina Healthcare, Inc. (a)	2,909
52	Owens & Minor, Inc.	1,812
12	Providence Service Corp. (The) (a)	341
7	Triple-S Management Corp., (Puerto Rico), Class B (a)	134

		15,739

	Health Care Technology — 0.1%
18	MedAssets, Inc. (a)	445

	Life Sciences Tools & Services — 0.6%
124	Cambrex Corp. (a)	1,635
47	Furiex Pharmaceuticals, Inc. (a)	2,081
13	NanoString Technologies, Inc. (a)	143

		3,859

	Pharmaceuticals — 2.7%
14	Cornerstone Therapeutics, Inc. (a)	129
61	Impax Laboratories, Inc. (a)	1,247
35	Jazz Pharmaceuticals plc, (Ireland) (a)	3,247
154	Lannett Co., Inc. (a)	3,356
166	Medicines Co. (The) (a)	5,571
34	Questcor Pharmaceuticals, Inc.	1,984
105	Sciclone Pharmaceuticals, Inc. (a)	534

		16,068

	Total Health Care	70,890

Industrials — 17.6%
	Aerospace & Defense — 2.2%
84	AAR Corp. (m)	2,301
7	Curtiss-Wright Corp.	319
136	Engility Holdings, Inc. (a)	4,303
29	Esterline Technologies Corp. (a)	2,309
57	Triumph Group, Inc.	3,995

		13,227

	Air Freight & Logistics — 0.3%
21	Atlas Air Worldwide Holdings, Inc. (a)	955
20	Park-Ohio Holdings Corp. (a)	753

		1,708

	Airlines — 1.7%
59	Alaska Air Group, Inc.	3,707
464	Republic Airways Holdings, Inc. (a)	5,525
72	SkyWest, Inc.	1,040

		10,272

	Building Products — 0.0% (g)
6	Gibraltar Industries, Inc. (a)	83

	Commercial Services & Supplies — 3.4%
67	ARC Document Solutions, Inc. (a)	308
39	Ceco Environmental Corp.	546
447	Cenveo, Inc. (a)	1,320
133	Deluxe Corp.	5,545
14	Herman Miller, Inc.	394
141	Kimball International, Inc., Class B	1,568
61	Knoll, Inc.	1,040
96	Quad/Graphics, Inc.	2,918
153	Steelcase, Inc., Class A	2,543
17	TMS International Corp., Class A	303
7	UniFirst Corp.	689
21	United Stationers, Inc.	914
77	Viad Corp.	1,924

		20,012

	Construction & Engineering — 0.8%
14	Argan, Inc.	297

JPMorgan Small Cap Core Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	Construction & Engineering — Continued
57	EMCOR Group, Inc.	2,242
13	Michael Baker Corp.	530
81	Tutor Perini Corp. (a)	1,731

		4,800

	Electrical Equipment — 1.6%
23	Acuity Brands, Inc.	2,098
67	Brady Corp., Class A	2,034
37	EnerSys, Inc.	2,268
32	Generac Holdings, Inc.	1,348
24	LSI Industries, Inc.	200
17	Regal-Beloit Corp.	1,168

		9,116

	Machinery — 4.4%
50	Albany International Corp., Class A	1,797
30	Barnes Group, Inc.	1,048
25	Columbus McKinnon Corp. (a)	598
72	EnPro Industries, Inc. (a)	4,329
81	Federal Signal Corp. (a)	1,043
37	FreightCar America, Inc.	773
45	Global Brass & Copper Holdings, Inc. (a)	789
23	Hardinge, Inc.	352
20	Hyster-Yale Materials Handling, Inc.	1,811
39	Kadant, Inc.	1,293
28	LB Foster Co., Class A	1,281
51	NN, Inc.	789
5	Standex International Corp.	291
50	Trimas Corp. (a)	1,858
95	Wabash National Corp. (a)	1,108
92	Wabtec Corp.	5,797
6	Watts Water Technologies, Inc., Class A	338
56	Xerium Technologies, Inc. (a)	647

		25,942

	Professional Services — 1.8%
44	Barrett Business Services, Inc.	2,988
14	Heidrick & Struggles International, Inc.	271
26	Insperity, Inc.	959
10	Kelly Services, Inc., Class A	197
286	RPX Corp. (a)	5,008
34	TrueBlue, Inc. (a)	814
12	VSE Corp.	563

		10,800

	Road & Rail — 0.8%
3	AMERCO	571
13	Avis Budget Group, Inc. (a)	375
114	Quality Distribution, Inc. (a)	1,049
19	Saia, Inc. (a)	606
80	Swift Transportation Co. (a)	1,609
13	Universal Truckload Services, Inc.	357

		4,567

	Trading Companies & Distributors — 0.6%
43	Applied Industrial Technologies, Inc.	2,189
6	Beacon Roofing Supply, Inc. (a)	214
45	Edgen Group, Inc. (a)	343
17	United Rentals, Inc. (a)	997

		3,743

	Total Industrials	104,270

Information Technology — 16.7%
	Communications Equipment — 1.4%
124	ARRIS Group, Inc. (a)	2,121
75	Aviat Networks, Inc. (a)	193
12	CalAmp Corp. (a)	219
142	Extreme Networks, Inc. (a)	739
376	Harmonic, Inc. (a)	2,894
11	Oplink Communications, Inc. (a)	211
29	PC-Tel, Inc.	258
15	Plantronics, Inc.	709
373	Tellabs, Inc.	846

		8,190

	Computers & Peripherals — 0.9%
65	Avid Technology, Inc. (a)	390
281	Silicon Graphics International Corp. (a)	4,564
33	Violin Memory, Inc. (a)	245

		5,199

	Electronic Equipment, Instruments & Components — 3.2%
158	Audience, Inc. (a)	1,772
157	Benchmark Electronics, Inc. (a)	3,584
73	Insight Enterprises, Inc. (a)	1,385
13	Littelfuse, Inc.	1,017
58	Newport Corp. (a)	908
383	Sanmina Corp. (a)	6,699
53	SYNNEX Corp. (a)	3,257
33	TTM Technologies, Inc. (a)	323

		18,945

	Internet Software & Services — 2.2%
145	Digital River, Inc. (a)	2,588
115	support.com, Inc. (a)	625
78	Tremor Video, Inc. (a)	718

JPMorgan Small Cap Core Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	Internet Software & Services — Continued
545	United Online, Inc.	4,351
166	WebMD Health Corp. (a)	4,742
5	Xoom Corp. (a)	172

		13,196

	IT Services — 1.8%
98	CSG Systems International, Inc.	2,445
12	EVERTEC, Inc., (Puerto Rico)	269
36	Global Cash Access Holdings, Inc. (a)	278
49	Hackett Group, Inc. (The)	349
18	TeleTech Holdings, Inc. (a)	462
249	Unisys Corp. (a)	6,272
36	VeriFone Systems, Inc. (a)	827

		10,902

	Semiconductors & Semiconductor Equipment — 3.7%
39	Alpha & Omega Semiconductor Ltd. (a)	329
127	Amkor Technology, Inc. (a)	545
35	Brooks Automation, Inc.	327
110	Entegris, Inc. (a)	1,112
97	First Solar, Inc. (a)	3,912
102	FormFactor, Inc. (a)	702
78	Integrated Silicon Solution, Inc. (a)	847
63	Lattice Semiconductor Corp. (a)	281
9	M/A-COM Technology Solutions Holdings, Inc. (a)	157
25	Nanometrics, Inc. (a)	408
57	Pericom Semiconductor Corp. (a)	444
146	Photronics, Inc. (a)	1,142
156	Silicon Image, Inc. (a)	833
102	Skyworks Solutions, Inc. (a)	2,529
258	Spansion, Inc., Class A (a)	2,606
448	SunEdison, Inc. (a)	3,568
283	Ultra Clean Holdings, Inc. (a)	1,958

		21,700

	Software — 3.5%
164	Actuate Corp. (a)	1,205
63	Advent Software, Inc.	1,994
9	Aspen Technology, Inc. (a)	305
13	FireEye, Inc. (a)	519
9	Manhattan Associates, Inc. (a)	878
18	Monotype Imaging Holdings, Inc.	507
162	Pegasystems, Inc.	6,465
29	Progress Software Corp. (a)	745
46	PTC, Inc. (a)	1,314
8	Rovi Corp. (a)	153
260	Take-Two Interactive Software, Inc. (a)	4,718
326	TeleCommunication Systems, Inc., Class A (a)	802
72	Telenav, Inc. (a)	418
23	TIBCO Software, Inc. (a)	578

		20,601

	Total Information Technology	98,733

Materials — 4.0%
	Chemicals — 1.8%
42	A Schulman, Inc.	1,231
16	American Pacific Corp. (a)	876
66	Axiall Corp.	2,506
5	FutureFuel Corp.	84
28	H.B. Fuller Co.	1,270
6	Innospec, Inc.	275
40	Koppers Holdings, Inc.	1,706
47	Minerals Technologies, Inc.	2,316
73	OMNOVA Solutions, Inc. (a)	622

		10,886

	Construction Materials — 0.1%
91	Headwaters, Inc. (a)	821

	Containers & Packaging — 1.1%
25	Boise, Inc.	316
249	Graphic Packaging Holding Co. (a)	2,130
37	Rock Tenn Co., Class A	3,717

		6,163

	Metals & Mining — 0.7%
96	Coeur Mining, Inc. (a)	1,154
27	SunCoke Energy, Inc. (a)	461
79	Worthington Industries, Inc.	2,706

		4,321

	Paper & Forest Products — 0.3%
33	Boise Cascade Co. (a)	889
58	Resolute Forest Products, Inc., (Canada) (a)	762

		1,651

	Total Materials	23,842

Telecommunication Services — 1.4%
	Diversified Telecommunication Services — 1.3%
26	Atlantic Tele-Network, Inc.	1,366
59	IDT Corp., Class B	1,051
388	Inteliquent, Inc.	3,744
102	Premiere Global Services, Inc. (a)	1,015
30	Straight Path Communications, Inc., Class B (a)	155

JPMorgan Small Cap Core Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	Diversified Telecommunication Services — Continued
82	Vonage Holdings Corp. (a)	258

		7,589

	Wireless Telecommunication Services — 0.1%
6	RingCentral, Inc., Class A (a)	99
22	USA Mobility, Inc.	318

		417

	Total Telecommunication Services	8,006

Utilities — 2.8%
	Electric Utilities — 1.9%
59	El Paso Electric Co.	1,974
21	Empire District Electric Co. (The)	451
34	IDACORP, Inc.	1,655
12	MGE Energy, Inc.	649
167	Portland General Electric Co.	4,720
33	UNS Energy Corp.	1,524
12	Westar Energy, Inc.	359

		11,332

	Gas Utilities — 0.7%
2	AGL Resources, Inc.	115
6	Chesapeake Utilities Corp.	299
20	Laclede Group, Inc. (The)	900
29	New Jersey Resources Corp.	1,273
9	Northwest Natural Gas Co.	378
17	Southwest Gas Corp.	825
10	WGL Holdings, Inc.	444

		4,234

	Independent Power Producers & Energy Traders — 0.1%
26	Pattern Energy Group, Inc. (a)	615

	Water Utilities — 0.1%
6	Artesian Resources Corp., Class A	125
35	Consolidated Water Co., Ltd., (Cayman Islands)	525

		650

	Total Utilities	16,831

	Total Common Stocks (Cost $ 412,553)	584,157

PRINCIPAL AMOUNT($)
U.S. Treasury Obligation — 0.2%
1,320	U.S. Treasury Notes, 0.250%, 11/30/13 (k) (m) (Cost $ 1,320)	1,320

SHARES
Short-Term Investment — 1.2%
	Investment Company — 1.2%
7,141	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (m) (Cost $7,141)	7,141

	Total Investments — 100.1% (Cost $421,014)	592,618
	Liabilities in Excess of Other Assets — (0.1)%	(799)

	NET ASSETS — 100.0%	$591,819

Percentages indicated are based on net assets.

JPMorgan Small Cap Core Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 09/30/13	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
63	E-mini Russell 2000	12/20/13	$6,750	$122

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.1%.
(k)	—	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	—	The rate shown is the current yield as of September 30, 2013.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of September 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$182,517
Aggregate gross unrealized depreciation	(10,913)

Net unrealized appreciation/depreciation	$171,604

Federal income tax cost of investments	$421,014

JPMorgan Small Cap Core Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$591,298	$1,320	$—	$592,618

Appreciation in Other Financial Instruments
Futures Contracts	$122	$—	$—	$122

(a)	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually on the SOI. Level 2 consists of a U.S. Treasury Note that is held for futures collateral. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers between any levels during the period ended September 30, 2013.

JPMorgan Small Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 96.2%
Consumer Discretionary — 20.5%
	Auto Components — 1.8%
1,331	Allison Transmission Holdings, Inc.	33,341
402	Drew Industries, Inc.	18,302

		51,643

	Distributors — 1.2%
645	Pool Corp.	36,221

	Hotels, Restaurants & Leisure — 6.7%
1,411	Brinker International, Inc.	57,187
351	Cracker Barrel Old Country Store, Inc.	36,206
725	Monarch Casino & Resort, Inc. (a)	13,752
417	Papa John’s International, Inc.	29,116
791	Penn National Gaming, Inc. (a)	43,794
876	SHFL Entertainment, Inc. (a)	20,147

		200,202

	Household Durables — 2.4%
1,493	Jarden Corp. (a)	72,269

	Leisure Equipment & Products — 0.7%
529	Brunswick Corp.	21,125

	Media — 3.2%
1,389	Cinemark Holdings, Inc.	44,100
331	Morningstar, Inc.	26,215
1,300	National CineMedia, Inc.	24,519

		94,834

	Specialty Retail — 2.5%
2,969	American Eagle Outfitters, Inc.	41,535
1,905	Chico’s FAS, Inc.	31,731

		73,266

	Textiles, Apparel & Luxury Goods — 2.0%
1,080	Crocs, Inc. (a)	14,696
623	Iconix Brand Group, Inc. (a)	20,708
3,368	Quiksilver, Inc. (a)	23,676

		59,080

	Total Consumer Discretionary	608,640

Consumer Staples — 1.8%
	Food Products — 1.2%
431	J&J Snack Foods Corp.	34,774

	Household Products — 0.6%
284	Spectrum Brands Holdings, Inc.	18,683

	Total Consumer Staples	53,457

Energy — 6.0%
	Energy Equipment & Services — 2.8%
2,221	Patterson-UTI Energy, Inc.	47,486
613	Tidewater, Inc.	36,360

		83,846

	Oil, Gas & Consumable Fuels — 3.2%
719	Approach Resources, Inc. (a)	18,885
552	Cimarex Energy Co.	53,198
2,785	Resolute Energy Corp. (a)	23,285

		95,368

	Total Energy	179,214

Financials — 20.9%
	Capital Markets — 3.4%
452	Greenhill & Co., Inc.	22,560
2,253	HFF, Inc., Class A	56,429
2,677	Janus Capital Group, Inc.	22,784

		101,773

	Commercial Banks — 9.1%
4,310	Associated Banc-Corp.	66,764
1,513	First Financial Bancorp	22,953
1,206	First Horizon National Corp.	13,252
111	First of Long Island Corp. (The)	4,323
929	First Republic Bank	43,318
896	Glacier Bancorp, Inc.	22,141
412	Iberiabank Corp.	21,376
2,583	Umpqua Holdings Corp.	41,900
1,883	Western Alliance Bancorp (a)	35,639

		271,666

	Insurance — 2.4%
1,554	ProAssurance Corp.	70,037

	Real Estate Investment Trusts (REITs) — 5.5%
710	EastGroup Properties, Inc.	42,067
557	Mid-America Apartment Communities, Inc.	34,818
1,212	National Retail Properties, Inc.	38,581
2,079	RLJ Lodging Trust	48,828

		164,294

	Real Estate Management & Development — 0.5%
311	Realogy Holdings Corp. (a)	13,380

	Total Financials	621,150

Health Care — 5.1%
	Health Care Equipment & Supplies — 2.1%
524	IDEXX Laboratories, Inc. (a)	52,187
228	West Pharmaceutical Services, Inc.	9,396

		61,583

	Health Care Providers & Services — 2.0%
242	MWI Veterinary Supply, Inc. (a)	36,120

JPMorgan Small Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	Health Care Providers & Services — Continued
350	WellCare Health Plans, Inc. (a)	24,413

		60,533

	Health Care Technology — 1.0%
1,196	Omnicell, Inc. (a)	28,330

	Total Health Care	150,446

Industrials — 17.9%
	Aerospace & Defense — 0.7%
147	TransDigm Group, Inc.	20,324

	Air Freight & Logistics — 0.7%
537	Forward Air Corp.	21,674

	Building Products — 0.6%
1,330	Ply Gem Holdings, Inc. (a)	18,592

	Commercial Services & Supplies — 6.0%
1,634	ACCO Brands Corp. (a)	10,848
1,556	Herman Miller, Inc.	45,413
1,348	KAR Auction Services, Inc.	38,014
1,894	Waste Connections, Inc.	86,020

		180,295

	Construction & Engineering — 0.6%
1,024	Comfort Systems USA, Inc.	17,213

	Electrical Equipment — 1.9%
598	Generac Holdings, Inc.	25,485
448	Regal-Beloit Corp.	30,432

		55,917

	Machinery — 6.0%
758	Altra Holdings, Inc.	20,405
1,378	Douglas Dynamics, Inc.	20,292
680	RBC Bearings, Inc. (a)	44,780
2,224	Rexnord Corp. (a)	46,252
845	Toro Co. (The)	45,930

		177,659

	Road & Rail — 1.4%
2,507	Knight Transportation, Inc.	41,413

	Total Industrials	533,087

Information Technology — 12.2%
	Electronic Equipment, Instruments & Components — 2.3%
694	Anixter International, Inc. (a)	60,839
77	FEI Co.	6,759

		67,598

	Internet Software & Services — 1.9%
1,497	Dice Holdings, Inc. (a)	12,743
365	SciQuest, Inc. (a)	8,193
178	Trulia, Inc. (a)	8,385
328	Zillow, Inc., Class A (a)	27,669

		56,990

	IT Services — 1.0%
1,089	CoreLogic, Inc. (a)	29,469

	Semiconductors & Semiconductor Equipment — 1.1%
913	Freescale Semiconductor Ltd. (a)	15,195
276	Hittite Microwave Corp. (a)	18,020

		33,215

	Software — 5.9%
147	FactSet Research Systems, Inc.	16,027
593	Imperva, Inc. (a)	24,925
493	MICROS Systems, Inc. (a)	24,645
881	Monotype Imaging Holdings, Inc.	25,256
125	NetSuite, Inc. (a)	13,448
1,682	Rovi Corp. (a)	32,240
233	SolarWinds, Inc. (a)	8,158
315	Solera Holdings, Inc.	16,634
226	Splunk, Inc. (a)	13,549

		174,882

	Total Information Technology	362,154

Materials — 9.3%
	Chemicals — 2.2%
334	Airgas, Inc.	35,426
82	Scotts Miracle-Gro Co. (The), Class A	4,527
1,232	Taminco Corp. (a)	25,019

		64,972

	Containers & Packaging — 6.4%
895	Aptargroup, Inc.	53,832
1,273	Crown Holdings, Inc. (a)	53,838
1,751	Silgan Holdings, Inc.	82,298

		189,968

	Metals & Mining — 0.7%
278	Compass Minerals International, Inc.	21,214

	Total Materials	276,154

Utilities — 2.5%
	Electric Utilities — 1.0%
1,042	Portland General Electric Co.	29,406

	Gas Utilities — 0.1%
54	Northwest Natural Gas Co.	2,276

JPMorgan Small Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	Multi-Utilities — 1.4%
956	NorthWestern Corp.	42,949

	Total Utilities	74,631

	Total Common Stocks (Cost $1,809,350)	2,858,933

Short-Term Investment — 3.9%
	Investment Company — 3.9%
115,668	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (m) (Cost $115,668)	115,668

	Total Investments — 100.1% (Cost $1,925,018)	2,974,601
	Liabilities in Excess of Other Assets — (0.1)%	(2,132)

	NET ASSETS — 100.0%	$2,972,469

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of September 30, 2013.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of September 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,086,826
Aggregate gross unrealized depreciation	(37,243)

Net unrealized appreciation/depreciation	$1,049,583

Federal income tax cost of investments	$1,925,018

JPMorgan Small Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$2,974,601	$—	$—	$2,974,601

(a)	All portfolio holdings designated as Level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers between any levels during the period ended September 30, 2013.

JPMorgan SmartAllocation Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Exchange Traded Funds — 47.9%
	International Equity — 16.5%
44,389	iShares MSCI EAFE ETF	2,831,574
38,145	iShares MSCI Emerging Markets ETF	1,555,172

	Total International Equity	4,386,746

	U.S. Equity — 31.4%
6,548	iShares Russell 2000 ETF	698,148
6,917	iShares Russell Mid-Cap ETF	961,947
86,427	Vanguard S&P 500 ETF	6,654,879

	Total U.S. Equity	8,314,974

	Total Exchange Traded Funds (Cost $12,155,542)	12,701,720

Investment Companies — 51.8% (b)
	Alternative Assets — 5.0%
52,589	JPMorgan International Realty Fund, Class R5 Shares	546,404
66,834	JPMorgan Realty Income Fund, Class R5 Shares	778,620

	Total Alternative Assets	1,325,024

	International Equity — 17.5%
63,264	JPMorgan Emerging Economies Fund, Class R5 Shares	836,346
36,994	JPMorgan Emerging Markets Equity Fund, Institutional Class Shares	837,164
74,374	JPMorgan International Equity Fund, Class R6 Shares	1,176,601
77,240	JPMorgan International Opportunities Fund, Class R6 Shares	1,167,871
31,893	JPMorgan Intrepid International Fund, Institutional Class Shares	619,689

	Total International Equity	4,637,671

	Money Market — 0.2%
48,120	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (l) (m)	48,120

	U.S. Equity — 29.1%
117,969	JPMorgan Growth Advantage Fund, Class R5 Shares	1,560,730
48,944	JPMorgan Intrepid America Fund, Class R5 Shares	1,544,669
17,442	JPMorgan Mid Cap Core Fund, Class R6 Shares	392,442
160,951	JPMorgan U.S. Equity Fund, Class R6 Shares	2,198,595
27,126	JPMorgan U.S. Small Company Fund, Class R6 Shares	399,018
62,734	JPMorgan Value Advantage Fund, Institutional Class Shares	1,607,875

	Total U.S. Equity	7,703,329

	Total Investment Companies (Cost $13,041,938)	13,714,144

	Total Investments — 99.7% (Cost $25,197,480)	26,415,864
	Other Assets in Excess of Liabilities — 0.3%	79,558

	NET ASSETS — 100.0%	$26,495,422

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

EAFE	—	Europe, Australasia, and Far East
ETF	—	Exchange Traded Fund
MSCI	—	Morgan Stanley Capital International
(b)	—	Investment in affiliate. Fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of September 30, 2013.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website.

As of September 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,218,384
Aggregate gross unrealized depreciation	—

Net unrealized appreciation/depreciation	$1,218,384

Federal income tax cost of investments	$25,197,480

JPMorgan SmartAllocation Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$26,415,864	$—	$—	$26,415,864

(a)	All portfolio designated as Level 1 are disclosed individually on the SOI. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers between any levels during the period ended September 30, 2013.

JPMorgan SmartRetirement 2010 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Exchange Traded Fund — 1.6%
	International Equity — 1.6%
162,250	SPDR S&P Global Natural Resources ETF (Cost $8,340,136)	7,861,012

Investment Companies — 99.8% (b)
	Alternative Assets — 3.3%
438,536	JPMorgan Commodities Strategy Fund, Class R6 Shares (a)	5,898,308
492,996	JPMorgan International Realty Fund, Class R5 Shares	5,122,228
444,099	JPMorgan Realty Income Fund, Class R5 Shares	5,173,754

	Total Alternative Assets	16,194,290

	Fixed Income — 56.0%
12,422,957	JPMorgan Core Bond Fund, Class R6 Shares	144,727,449
2,102,536	JPMorgan Corporate Bond Fund, Class R6 Shares	20,037,169
1,349,230	JPMorgan Emerging Markets Debt Fund, Class R6 Shares	11,023,212
190,844	JPMorgan Emerging Markets Local Currency Debt Fund, Class R6 Shares	1,813,013
1,180,769	JPMorgan Floating Rate Income Fund, Select Class Shares	11,843,109
6,325,944	JPMorgan High Yield Fund, Class R6 Shares	50,987,108
2,319,003	JPMorgan Inflation Managed Bond Fund, Class R6 Shares	24,233,580
1,231,911	JPMorgan Real Return Fund, Institutional Class Shares	12,294,474

	Total Fixed Income	276,959,114

	International Equity — 9.3%
395,140	JPMorgan Emerging Economies Fund, Class R5 Shares	5,223,745
284,098	JPMorgan Emerging Markets Equity Fund, Institutional Class Shares	6,429,139
882,534	JPMorgan International Equity Fund, Class R6 Shares	13,961,687
830,567	JPMorgan International Opportunities Fund, Class R6 Shares	12,558,172
394,947	JPMorgan Intrepid International Fund, Institutional Class Shares	7,673,817

	Total International Equity	45,846,560

	Money Market — 10.6%
52,569,990	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (l) (m)	52,569,990

	U.S. Equity — 20.6%
2,190,839	JPMorgan Disciplined Equity Fund, Class R6 Shares	46,730,600
1,062,550	JPMorgan Growth Advantage Fund, Class R5 Shares	14,057,540
333,902	JPMorgan Intrepid America Fund, Class R5 Shares	10,537,949
320,823	JPMorgan Mid Cap Core Fund, Class R6 Shares	7,218,513
36,715	JPMorgan Small Cap Equity Fund, Class R5 Shares	1,751,305
107,482	JPMorgan Small Cap Growth Fund, Class R6 Shares (a)	1,701,440
54,007	JPMorgan Small Cap Value Fund, Class R6 Shares	1,452,794
413,299	JPMorgan U.S. Equity Fund, Class R6 Shares	5,645,668
499,501	JPMorgan Value Advantage Fund, Institutional Class Shares	12,802,207

	Total U.S. Equity	101,898,016

	Total Investment Companies (Cost $442,800,628)	493,467,970

PRINCIPAL AMOUNT($)
U.S. Treasury Obligation — 0.6%
3,105,000	U.S. Treasury Note, 0.250%, 01/31/14 (k) (Cost $3,105,855)	3,107,183

	Total Investments — 102.0% (Cost $454,246,619)	504,436,165
	Liabilities in Excess of Other Assets — (2.0)%	(10,064,252)

	NET ASSETS — 100.0%	$494,371,913

Percentages indicated are based on net assets.

JPMorgan SmartRetirement 2010 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 09/30/13	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
13	IBEX 35 Index	10/18/13	$1,606,507	$28,786
46	TOPIX Index	12/12/13	5,599,369	28,512
19	10 Year Canadian Government Bond	12/18/13	2,391,301	33,255
21	SPI 200 Index	12/19/13	2,558,082	(20,504)
119	Dow Jones Euro STOXX 50 Index	12/20/13	4,634,878	4,181
42	E-mini Russell 2000	12/20/13	4,499,880	81,606
34	E-mini S&P 500	12/20/13	2,846,310	(13,498)
24	FTSE 100 Index	12/20/13	2,498,092	(49,629)
13	FTSE/MIB Index	12/20/13	1,531,656	(23,485)
22	5 Year U.S. Treasury Note	12/31/13	2,663,031	41,892

	Short Futures Outstanding
(49)	CAC 40 10 Euro	10/18/13	(2,748,369)	(3,207)
(35)	Hang Seng Index	10/30/13	(5,163,198)	82,543
(35)	Euro Bund	12/06/13	(6,652,640)	(138,290)
(2)	10 Year Japanese Government Bond	12/11/13	(2,932,397)	(23,343)
(41)	10 Year U.S. Treasury Note	12/19/13	(5,182,016)	(84,006)
(17)	S&P/Toronto 60 Index	12/19/13	(2,411,242)	9,364

				$(45,823)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ETF	—	Exchange Traded Fund
SPDR	—	Standard & Poor’s Depositary Receipts

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	—	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	—	The rate shown is the current yield as of September 30, 2013.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website.

As of September 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$52,219,882
Aggregate gross unrealized depreciation	(2,030,336)

Net unrealized appreciation/depreciation	$50,189,546

Federal income tax cost of investments	$454,246,619

JPMorgan SmartRetirement 2010 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$501,328,982	$3,107,183	$—	$504,436,165
Appreciation in Other Financial Instruments
Futures Contracts	$310,139	$—	$—	$310,139
Depreciation in Other Financial Instruments
Futures Contracts	$(355,962)	$—	$—	$(355,962)

(a)	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually on the SOI. Level 2 consists of a U.S. Treasury Note that is held for futures collateral. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers between any levels during the period ended September 30, 2013.

JPMorgan SmartRetirement 2015 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Exchange Traded Fund — 0.9%
	International Equity — 0.9%
268,106	SPDR S&P Global Natural Resources ETF (Cost $13,746,209)	12,989,736

Investment Companies — 107.2% (b)
	Alternative Assets — 3.7%
690,608	JPMorgan Commodities Strategy Fund, Class R6 Shares (a) (m)	9,288,674
1,681,138	JPMorgan International Realty Fund, Class R5 Shares	17,467,021
2,092,725	JPMorgan Realty Income Fund, Class R5 Shares	24,380,248

	Total Alternative Assets	51,135,943

	Fixed Income — 57.1%
39,477,950	JPMorgan Core Bond Fund, Class R6 Shares	459,918,122
6,548,587	JPMorgan Corporate Bond Fund, Class R6 Shares (m)	62,408,034
3,789,358	JPMorgan Emerging Markets Debt Fund, Class R6 Shares (m)	30,959,051
446,930	JPMorgan Emerging Markets Local Currency Debt Fund, Class R6 Shares (m)	4,245,836
2,345,323	JPMorgan Floating Rate Income Fund, Select Class Shares	23,523,589
17,422,079	JPMorgan High Yield Fund, Class R6 Shares	140,421,957
4,668,579	JPMorgan Inflation Managed Bond Fund, Class R6 Shares	48,786,653
2,456,427	JPMorgan Real Return Fund, Institutional Class Shares	24,515,140

	Total Fixed Income	794,778,382

	International Equity — 14.3%
2,043,349	JPMorgan Emerging Economies Fund, Class R5 Shares	27,013,077
1,588,025	JPMorgan Emerging Markets Equity Fund, Institutional Class Shares	35,937,005
3,494,192	JPMorgan International Equity Fund, Class R6 Shares	55,278,116
3,638,824	JPMorgan International Opportunities Fund, Class R6 Shares	55,019,015
1,315,785	JPMorgan Intrepid International Fund, Institutional Class Shares	25,565,701

	Total International Equity	198,812,914

	Money Market — 3.4%
47,942,827	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (l) (m)	47,942,827

	U.S. Equity — 28.7%
7,450,357	JPMorgan Disciplined Equity Fund, Class R6 Shares	158,916,115
3,993,034	JPMorgan Growth Advantage Fund, Class R5 Shares	52,827,837
1,544,660	JPMorgan Intrepid America Fund, Class R5 Shares	48,749,458
1,244,569	JPMorgan Mid Cap Core Fund, Class R6 Shares	28,002,802
126,311	JPMorgan Small Cap Equity Fund, Class R5 Shares	6,025,030
497,336	JPMorgan Small Cap Growth Fund, Class R6 Shares (a)	7,872,836
278,026	JPMorgan Small Cap Value Fund, Class R6 Shares	7,478,888
2,913,214	JPMorgan U.S. Equity Fund, Class R6 Shares	39,794,497
1,979,931	JPMorgan Value Advantage Fund, Institutional Class Shares	50,745,637

	Total U.S. Equity	400,413,100

	Total Investment Companies (Cost $1,352,932,424)	1,493,083,166

PRINCIPAL AMOUNT($)
U.S. Treasury Obligation — 0.6%
7,500,000	U.S. Treasury Note, 0.250%, 01/31/14 (k) (Cost $7,502,948)	7,505,272

	Total Investments — 108.7% (Cost $1,374,181,581)	1,513,578,174
	Liabilities in Excess of Other Assets — (8.7)%	(121,282,894)

	NET ASSETS — 100.0%	$1,392,295,280

Percentages indicated are based on net assets.

JPMorgan SmartRetirement 2015 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 09/30/13	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
36	IBEX 35 Index	10/18/13	$4,448,788	$79,698
128	TOPIX Index	12/12/13	15,580,854	73,526
51	10 Year Canadian Government Bond	12/18/13	6,418,756	89,263
64	10 Year U.S. Treasury Note	12/19/13	8,089,000	186,212
57	SPI 200 Index	12/19/13	6,943,364	(55,654)
302	Dow Jones Euro STOXX 50 Index	12/20/13	11,762,463	10,318
150	E-mini Russell 2000	12/20/13	16,071,000	239,930
146	E-mini S&P 500	12/20/13	12,222,390	(57,962)
79	FTSE 100 Index	12/20/13	8,222,887	(163,370)
37	FTSE/MIB Index	12/20/13	4,359,329	(66,842)

	Short Futures Outstanding
(120)	CAC 40 10 Euro	10/18/13	(6,730,699)	(7,564)
(95)	Hang Seng Index	10/30/13	(14,014,396)	224,177
(98)	Euro Bund	12/06/13	(18,627,392)	(387,213)
(5)	10 Year Japanese Government Bond	12/11/13	(7,330,993)	(58,358)
(48)	S&P/Toronto 60 Index	12/19/13	(6,808,213)	26,432
(297)	5 Year U.S. Treasury Note	12/31/13	(35,950,922)	(291,437)

				$(158,844)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ETF	—	Exchange Traded Fund
SPDR	—	Standard & Poor’s Depositary Receipts

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	—	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	—	The rate shown is the current yield as of September 30, 2013.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

JPMorgan SmartRetirement 2015 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website.

As of September 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$144,639,146
Aggregate gross unrealized depreciation	(5,242,553)

Net unrealized appreciation/depreciation	$139,396,593

Federal income tax cost of investments	$1,374,181,581

JPMorgan SmartRetirement 2015 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,506,072,902	$7,505,272	$—	$1,513,578,174
Appreciation in Other Financial Instruments
Futures Contracts	$929,556	$—	$—	$929,556

Depreciation in Other Financial Instruments
Futures Contracts	$(1,088,400)	$—	$—	$(1,088,400)

(a)	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually on the SOI. Level 2 consists of a U.S. Treasury Note that is held for futures collateral. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers between any levels during the period ended September 30, 2013.

JPMorgan SmartRetirement 2020 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Exchange Traded Fund — 0.1%
	International Equity — 0.1%
79,697	SPDR S&P Global Natural Resources ETF (Cost $4,224,563)	3,861,319

Investment Companies — 106.1% (b)
	Alternative Assets — 3.9%
301,796	JPMorgan Commodities Strategy Fund, Class R6 Shares (a) (m)	4,059,151
4,367,167	JPMorgan International Realty Fund, Class R5 Shares	45,374,862
5,498,188	JPMorgan Realty Income Fund, Class R5 Shares	64,053,892

	Total Alternative Assets	113,487,905

	Fixed Income — 47.3%
76,029,517	JPMorgan Core Bond Fund, Class R6 Shares	885,743,874
12,650,185	JPMorgan Corporate Bond Fund, Class R6 Shares (m)	120,556,265
6,825,674	JPMorgan Emerging Markets Debt Fund, Class R6 Shares (m)	55,765,755
766,612	JPMorgan Emerging Markets Local Currency Debt Fund, Class R6 Shares (m)	7,282,814
1,212,937	JPMorgan Floating Rate Income Fund, Select Class Shares (m)	12,165,759
31,190,706	JPMorgan High Yield Fund, Class R6 Shares	251,397,090
2,540,457	JPMorgan Inflation Managed Bond Fund, Class R6 Shares	26,547,778
1,027,232	JPMorgan Real Return Fund, Institutional Class Shares	10,251,771

	Total Fixed Income	1,369,711,106

	International Equity — 19.2%
6,673,524	JPMorgan Emerging Economies Fund, Class R5 Shares	88,223,989
4,918,674	JPMorgan Emerging Markets Equity Fund, Institutional Class Shares	111,309,600
9,294,260	JPMorgan International Equity Fund, Class R6 Shares	147,035,192
9,266,115	JPMorgan International Opportunities Fund, Class R6 Shares	140,103,665
3,488,326	JPMorgan Intrepid International Fund, Institutional Class Shares	67,778,180

	Total International Equity	554,450,626

	Money Market — 2.1%
60,605,106	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (l) (m)	60,605,106

	U.S. Equity — 33.6%
13,254,295	JPMorgan Disciplined Equity Fund, Class R6 Shares	282,714,115
10,920,789	JPMorgan Growth Advantage Fund, Class R5 Shares	144,482,043
4,398,907	JPMorgan Intrepid America Fund, Class R5 Shares	138,829,500
3,416,240	JPMorgan Mid Cap Core Fund, Class R6 Shares (m)	76,865,394
403,639	JPMorgan Small Cap Equity Fund, Class R5 Shares	19,253,580
1,346,420	JPMorgan Small Cap Growth Fund, Class R6 Shares (a)	21,313,832
757,183	JPMorgan Small Cap Value Fund, Class R6 Shares	20,368,230
9,305,069	JPMorgan U.S. Equity Fund, Class R6 Shares	127,107,236
5,470,861	JPMorgan Value Advantage Fund, Institutional Class Shares	140,218,159

	Total U.S. Equity	971,152,089

	Total Investment Companies (Cost $2,737,188,787)	3,069,406,832

PRINCIPAL AMOUNT($)
U.S. Treasury Obligation — 0.7%
19,815,000	U.S. Treasury Note, 0.250%, 01/31/14 (k) (Cost $19,822,727)	19,828,930

	Total Investments — 106.9% (Cost $2,761,236,077)	3,093,097,081
	Liabilities in Excess of Other Assets — (6.9)%	(199,040,331)

	NET ASSETS — 100.0%	$2,894,056,750

Percentages indicated are based on net assets.

JPMorgan SmartRetirement 2020 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 09/30/13	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
74	IBEX 35 Index	10/18/13	$9,144,730	$163,806
264	TOPIX Index	12/12/13	32,135,511	151,920
104	10 Year Canadian Government Bond	12/18/13	13,089,229	182,026
228	10 Year U.S. Treasury Note	12/19/13	28,817,063	494,908
119	SPI 200 Index	12/19/13	14,495,796	(116,191)
791	Dow Jones Euro STOXX 50 Index	12/20/13	30,808,304	(16,073)
295	E-mini Russell 2000	12/20/13	31,606,300	573,185
1,374	E-mini S&P 500	12/20/13	115,024,410	(545,478)
164	FTSE 100 Index	12/20/13	17,070,297	(339,153)
75	FTSE/MIB Index	12/20/13	8,836,478	(135,491)

	Short Futures Outstanding
(240)	CAC 40 10 Euro	10/18/13	(13,461,399)	(15,154)
(194)	Hang Seng Index	10/30/13	(28,618,871)	457,716
(202)	Euro Bund	12/06/13	(38,395,236)	(798,132)
(9)	10 Year Japanese Government Bond	12/11/13	(13,195,788)	(105,045)
(99)	S&P/Toronto 60 Index	12/19/13	(14,041,940)	54,512
(711)	5 Year U.S. Treasury Note	12/31/13	(86,064,328)	(844,309)

				$(836,953)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ETF	—	Exchange Traded Fund
SPDR	—	Standard & Poor’s Depositary Receipts

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	—	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	—	The rate shown is the current yield as of September 30, 2013.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

JPMorgan SmartRetirement 2020 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website.

As of September 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$342,449,971
Aggregate gross unrealized depreciation	(10,588,967)

Net unrealized appreciation/depreciation	$331,861,004

Federal income tax cost of investments	$2,761,236,077

JPMorgan SmartRetirement 2020 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$3,073,268,151	$19,828,930	$—	$3,093,097,081
Appreciation in Other Financial
Instruments
Futures Contracts	$2,078,073	$—	$—	$2,078,073

Depreciation in Other Financial
Instruments
Futures Contracts	$(2,915,026)	$—	$—	$(2,915,026)

(a)	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually on the SOI. Level 2 consists of a U.S. Treasury Note that is held for futures collateral. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers between any levels during the period ended September 30, 2013.

JPMorgan SmartRetirement 2025 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Investment Companies — 108.6% (b)
	Alternative Assets — 4.2%
2,999,212	JPMorgan International Realty Fund, Class R5 Shares	31,161,814
4,421,426	JPMorgan Realty Income Fund, Class R5 Shares	51,509,611

	Total Alternative Assets	82,671,425

	Fixed Income — 37.6%
40,992,853	JPMorgan Core Bond Fund, Class R6 Shares	477,566,739
6,787,428	JPMorgan Corporate Bond Fund, Class R6 Shares (m)	64,684,193
4,097,065	JPMorgan Emerging Markets Debt Fund, Class R6 Shares (m)	33,473,024
280,916	JPMorgan Emerging Markets Local Currency Debt Fund, Class R6 Shares (m)	2,668,698
20,394,006	JPMorgan High Yield Fund, Class R6 Shares	164,375,692

	Total Fixed Income	742,768,346

	International Equity — 24.0%
5,647,094	JPMorgan Emerging Economies Fund, Class R5 Shares	74,654,576
4,239,058	JPMorgan Emerging Markets Equity Fund, Institutional Class Shares	95,929,885
7,850,448	JPMorgan International Equity Fund, Class R6 Shares	124,194,090
8,122,765	JPMorgan International Opportunities Fund, Class R6 Shares	122,816,203
2,939,542	JPMorgan Intrepid International Fund, Institutional Class Shares	57,115,308

	Total International Equity	474,710,062

	Money Market — 1.9%
37,480,193	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (l) (m)	37,480,193

	U.S. Equity — 40.9%
11,091,049	JPMorgan Disciplined Equity Fund, Class R6 Shares	236,572,081
9,026,526	JPMorgan Growth Advantage Fund, Class R5 Shares	119,420,945
3,575,306	JPMorgan Intrepid America Fund, Class R5 Shares	112,836,645
2,968,593	JPMorgan Mid Cap Core Fund, Class R6 Shares (m)	66,793,350
323,952	JPMorgan Small Cap Equity Fund, Class R5 Shares	15,452,501
1,076,232	JPMorgan Small Cap Growth Fund, Class R6 Shares (a)	17,036,753
631,954	JPMorgan Small Cap Value Fund, Class R6 Shares	16,999,561
7,767,145	JPMorgan U.S. Equity Fund, Class R6 Shares (m)	106,099,206
4,596,008	JPMorgan Value Advantage Fund, Institutional Class Shares	117,795,694

	Total U.S. Equity	809,006,736

	Total Investment Companies (Cost $1,940,941,779)	2,146,636,762

PRINCIPAL AMOUNT($)
U.S. Treasury Obligation — 0.9%
18,965,000	U.S. Treasury Note, 0.250%, 01/31/14 (k) (m) (Cost $18,972,757)	18,978,332

	Total Investments — 109.5% (Cost $1,959,914,536)	2,165,615,094
	Liabilities in Excess of
	Other Assets — (9.5)%	(188,525,028)

	NET ASSETS — 100.0%	$1,977,090,066

Percentages indicated are based on net assets.

JPMorgan SmartRetirement 2025 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 09/30/13	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
65	IBEX 35 Index	10/18/13	$8,032,534	$143,916
259	TOPIX Index	12/12/13	31,526,883	155,462
108	10 Year Canadian Government Bond	12/18/13	13,592,661	189,027
248	10 Year U.S. Treasury Note	12/19/13	31,344,875	462,710
127	SPI 200 Index	12/19/13	15,470,303	(124,002)
783	Dow Jones Euro STOXX 50 Index	12/20/13	30,496,716	27,292
290	E-mini Russell 2000	12/20/13	31,070,600	563,470
1,131	E-mini S&P 500	12/20/13	94,681,665	(415,799)
146	FTSE 100 Index	12/20/13	15,196,728	(301,929)
67	FTSE/MIB Index	12/20/13	7,893,920	(121,039)

	Short Futures Outstanding
(262)	CAC 40 10 Euro	10/18/13	(14,695,360)	(16,507)
(192)	Hang Seng Index	10/30/13	(28,323,831)	453,003
(197)	Euro Bund	12/06/13	(37,444,859)	(778,376)
(10)	10 Year Japanese Government Bond	12/11/13	(14,661,987)	(116,716)
(106)	S&P/Toronto 60 Index	12/19/13	(15,034,804)	58,367
(739)	5 Year U.S. Treasury Note	12/31/13	(89,453,641)	(894,101)

				$(715,222)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	—	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	—	The rate shown is the current yield as of September 30, 2013.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website.

JPMorgan SmartRetirement 2025 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

As of September 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$214,285,315
Aggregate gross unrealized depreciation	(8,584,757)

Net unrealized appreciation/depreciation	$205,700,558

Federal income tax cost of investments	$1,959,914,536

JPMorgan SmartRetirement 2025 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$2,146,636,762	$18,978,332	$—	$2,165,615,094
Appreciation in Other Financial
Instruments
Futures Contracts	$2,053,247	$—	$—	$2,053,247
Depreciation in Other Financial
Instruments
Futures Contracts	$(2,768,469)	$—	$—	$(2,768,469)

(a)	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually on the SOI. Level 2 consists of a U.S. Treasury Note that is held for futures collateral. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers between any levels during the period ended September 30, 2013.

JPMorgan SmartRetirement 2030 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Investment Companies — 107.2% (b)
	Alternative Assets — 4.7%
4,479,084	JPMorgan International Realty Fund, Class R5 Shares	46,537,679
6,701,899	JPMorgan Realty Income Fund, Class R5 Shares	78,077,120

	Total Alternative Assets	124,614,799

	Fixed Income — 27.6%
36,949,747	JPMorgan Core Bond Fund, Class R6 Shares	430,464,558
6,110,650	JPMorgan Corporate Bond Fund, Class R6 Shares (m)	58,234,494
4,534,070	JPMorgan Emerging Markets Debt Fund, Class R6 Shares (m)	37,043,355
138,774	JPMorgan Emerging Markets Local Currency Debt Fund, Class R6 Shares (m)	1,318,353
24,859,765	JPMorgan High Yield Fund, Class R6 Shares	200,369,706

	Total Fixed Income	727,430,466

	International Equity — 26.7%
8,439,972	JPMorgan Emerging Economies Fund, Class R5 Shares	111,576,432
6,174,123	JPMorgan Emerging Markets Equity Fund, Institutional Class Shares	139,720,405
11,389,714	JPMorgan International Equity Fund, Class R6 Shares	180,185,282
11,887,554	JPMorgan International Opportunities Fund, Class R6 Shares (m)	179,739,823
4,811,481	JPMorgan Intrepid International Fund, Institutional Class Shares	93,487,078

	Total International Equity	704,709,020

	Money Market — 2.8%
73,431,688	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (l) (m)	73,431,688

	U.S. Equity — 45.4%
16,423,365	JPMorgan Disciplined Equity Fund, Class R6 Shares	350,310,384
13,220,400	JPMorgan Growth Advantage Fund, Class R5 Shares	174,905,888
5,350,978	JPMorgan Intrepid America Fund, Class R5 Shares	168,876,878
4,327,099	JPMorgan Mid Cap Core Fund, Class R6 Shares (m)	97,359,721
447,347	JPMorgan Small Cap Equity Fund, Class R5 Shares	21,338,461
1,580,592	JPMorgan Small Cap Growth Fund, Class R6 Shares (a) (m)	25,020,779
909,914	JPMorgan Small Cap Value Fund, Class R6 Shares	24,476,677
11,814,935	JPMorgan U.S. Equity Fund, Class R6 Shares (m)	161,392,010
6,727,684	JPMorgan Value Advantage Fund, Institutional Class Shares	172,430,544

	Total U.S. Equity	1,196,111,342

	Total Investment Companies (Cost $2,455,074,295)	2,826,297,315

PRINCIPAL AMOUNT($)
U.S. Treasury Obligation — 1.3%
33,245,000	U.S. Treasury Note, 0.250%, 01/31/14 (k) (m) (Cost $33,256,702)	33,268,371

	Total Investments — 108.5% (Cost $2,488,330,997)	2,859,565,686
	Liabilities in Excess of Other Assets — (8.5)%	(224,528,120)

	NET ASSETS — 100.0%	$2,635,037,566

Percentages indicated are based on net assets.

JPMorgan SmartRetirement 2030 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 09/30/13	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
110	IBEX 35 Index	10/18/13	$13,593,518	$243,552
454	TOPIX Index	12/12/13	55,263,340	266,765
184	10 Year Canadian Government Bond	12/18/13	23,157,866	322,045
467	10 Year U.S. Treasury Note	12/19/13	59,024,422	847,152
213	SPI 200 Index	12/19/13	25,946,257	(207,971)
1,434	Dow Jones Euro STOXX 50 Index	12/20/13	55,852,223	50,191
528	E-mini Russell 2000	12/20/13	56,569,920	928,439
1,576	E-mini S&P 500	12/20/13	131,934,840	(625,672)
269	FTSE 100 Index	12/20/13	27,999,450	(556,289)
113	FTSE/MIB Index	12/20/13	13,313,627	(204,140)

	Short Futures Outstanding
(524)	CAC 40 10 Euro	10/18/13	(29,390,720)	(33,304)
(345)	Hang Seng Index	10/30/13	(50,894,384)	814,217
(348)	Euro Bund	12/06/13	(66,146,248)	(1,375,000)
(16)	10 Year Japanese Government Bond	12/11/13	(23,459,179)	(186,746)
(177)	S&P/Toronto 60 Index	12/19/13	(25,105,286)	97,447
(1,267)	5 Year U.S. Treasury Note	12/31/13	(153,366,391)	(1,613,676)

				$(1,232,990)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	—	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	—	The rate shown is the current yield as of September 30, 2013.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website.

As of September 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$380,216,367
Aggregate gross unrealized depreciation	(8,981,678)

Net unrealized appreciation/depreciation	$371,234,689

Federal income tax cost of investments	$2,488,330,997

JPMorgan SmartRetirement 2030 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$2,826,297,315	$33,268,371	$—	$2,859,565,686
Appreciation in Other Financial Instruments
Futures Contracts	$3,569,808	$—	$—	$3,569,808

Depreciation in Other Financial Instruments
Futures Contracts	$(4,802,798)	$—	$—	$(4,802,798)

(a)	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually on the SOI. Level 2 consists of a U.S. Treasury Note that is held for futures collateral. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers between any levels during the period ended September 30, 2013.

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan SmartRetirement 2035 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Investment Companies — 110.5% (b)
	Alternative Assets — 5.0%
2,323,661	JPMorgan International Realty Fund, Class R5 Shares	24,142,839
3,931,736	JPMorgan Realty Income Fund, Class R5 Shares	45,804,729

	Total Alternative Assets	69,947,568

	Fixed Income — 20.3%
12,692,438	JPMorgan Core Bond Fund, Class R6 Shares	147,866,904
1,846,920	JPMorgan Corporate Bond Fund, Class R6 Shares (m)	17,601,148
1,953,663	JPMorgan Emerging Markets Debt Fund, Class R6 Shares (m)	15,961,427
94,502	JPMorgan Emerging Markets Local Currency Debt Fund, Class R6 Shares (m)	897,771
12,316,700	JPMorgan High Yield Fund, Class R6 Shares	99,272,605

	Total Fixed Income	281,599,855

	International Equity — 30.8%
5,136,187	JPMorgan Emerging Economies Fund, Class R5 Shares	67,900,392
3,673,536	JPMorgan Emerging Markets Equity Fund, Institutional Class Shares	83,132,116
6,918,308	JPMorgan International Equity Fund, Class R6 Shares	109,447,627
7,207,230	JPMorgan International Opportunities Fund, Class R6 Shares (m)	108,973,318
3,052,659	JPMorgan Intrepid International Fund, Institutional Class Shares	59,313,166

	Total International Equity	428,766,619

	Money Market — 1.7%
24,259,885	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (l) (m)	24,259,885

	U.S. Equity — 52.7%
9,987,369	JPMorgan Disciplined Equity Fund, Class R6 Shares	213,030,584
7,885,317	JPMorgan Growth Advantage Fund, Class R5 Shares	104,322,743
3,329,118	JPMorgan Intrepid America Fund, Class R5 Shares	105,066,977
2,540,564	JPMorgan Mid Cap Core Fund, Class R6 Shares (m)	57,162,687
332,597	JPMorgan Small Cap Equity Fund, Class R5 Shares	15,864,854
863,917	JPMorgan Small Cap Growth Fund, Class R6 Shares (a) (m)	13,675,805
566,429	JPMorgan Small Cap Value Fund, Class R6 Shares	15,236,934
7,462,466	JPMorgan U.S. Equity Fund, Class R6 Shares (m)	101,937,283
4,150,476	JPMorgan Value Advantage Fund, Institutional Class Shares	106,376,692

	Total U.S. Equity	732,674,559

	Total Investment Companies (Cost $1,368,977,020)	1,537,248,486

PRINCIPAL AMOUNT($)
U.S. Treasury Obligation — 1.2%
16,990,000	U.S. Treasury Note, 0.250%, 01/31/14 (k) (m) (Cost $16,996,735)	17,001,944

	Total Investments — 111.7% (Cost $1,385,973,755)	1,554,250,430
	Liabilities in Excess of Other Assets — (11.7)%	(163,062,744)

	NET ASSETS — 100.0%	$1,391,187,686

Percentages indicated are based on net assets.

JPMorgan SmartRetirement 2035 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 09/30/13	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
56	IBEX 35 Index	10/18/13	$6,920,336	$123,998
239	TOPIX Index	12/12/13	29,092,375	140,346
93	10 Year Canadian Government Bond	12/18/13	11,704,791	162,773
216	10 Year U.S. Treasury Note	12/19/13	27,300,375	464,526
112	SPI 200 Index	12/19/13	13,643,102	(109,356)
764	Dow Jones Euro STOXX 50 Index	12/20/13	29,756,693	5,283
275	E-mini Russell 2000	12/20/13	29,463,500	480,990
921	E-mini S&P 500	12/20/13	77,101,515	(365,637)
142	FTSE 100 Index	12/20/13	14,780,379	(293,653)
59	FTSE/MIB Index	12/20/13	6,951,363	(106,587)
	Short Futures Outstanding
(262)	CAC 40 10 Euro	10/18/13	(14,695,360)	(16,547)
(178)	Hang Seng Index	10/30/13	(26,258,552)	419,970
(183)	Euro Bund	12/06/13	(34,783,803)	(723,060)
(8)	10 Year Japanese Government Bond	12/11/13	(11,729,589)	(93,373)
(93)	S&P/Toronto 60 Index	12/19/13	(13,190,913)	51,208
(654)	5 Year U.S. Treasury Note	12/31/13	(79,164,656)	(902,325)

				$(761,444)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	—	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	—	The rate shown is the current yield as of September 30, 2013.
(m)	—

All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures,

swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website.

As of September 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$172,175,818
Aggregate gross unrealized depreciation	(3,899,143)

Net unrealized appreciation/depreciation	$168,276,675

Federal income tax cost of investments	$1,385,973,755

JPMorgan SmartRetirement 2035 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,537,248,486	$17,001,944	$—	$1,554,250,430
Appreciation in Other Financial Instruments
Futures Contracts	$1,849,094	$—	$—	$1,849,094

Depreciation in Other Financial Instruments
Futures Contracts	$(2,610,538)	$—	$—	$(2,610,538)

(a)	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually on the SOI. Level 2 consists of a U.S. Treasury Note that is held for futures collateral. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers between any levels during the period ended September 30, 2013.

JPMorgan SmartRetirement 2040 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Investment Companies — 105.1% (b)
	Alternative Assets — 5.3%
3,205,483	JPMorgan International Realty Fund, Class R5 Shares	33,304,969
5,515,789	JPMorgan Realty Income Fund, Class R5 Shares	64,258,942

	Total Alternative Assets	97,563,911

	Fixed Income — 16.0%
12,033,152	JPMorgan Core Bond Fund, Class R6 Shares	140,186,215
2,001,929	JPMorgan Corporate Bond Fund, Class R6 Shares (m)	19,078,384
2,154,189	JPMorgan Emerging Markets Debt Fund, Class R6 Shares (m)	17,599,721
110,157	JPMorgan Emerging Markets Local Currency Debt Fund, Class R6 Shares (m)	1,046,494
14,616,842	JPMorgan High Yield Fund, Class R6 Shares	117,811,744

	Total Fixed Income	295,722,558

	International Equity — 30.1%
6,648,857	JPMorgan Emerging Economies Fund, Class R5 Shares	87,897,885
4,726,497	JPMorgan Emerging Markets Equity Fund, Institutional Class Shares	106,960,630
9,030,225	JPMorgan International Equity Fund, Class R6 Shares	142,858,155
9,384,868	JPMorgan International Opportunities Fund, Class R6 Shares (m)	141,899,197
3,941,933	JPMorgan Intrepid International Fund, Institutional Class Shares	76,591,751

	Total International Equity	556,207,618

	Money Market — 2.2%
39,989,492	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (l) (m)	39,989,492

	U.S. Equity — 51.5%
12,781,349	JPMorgan Disciplined Equity Fund, Class R6 Shares	272,626,166
10,394,250	JPMorgan Growth Advantage Fund, Class R5 Shares	137,515,925
4,360,868	JPMorgan Intrepid America Fund, Class R5 Shares	137,628,981
3,237,025	JPMorgan Mid Cap Core Fund, Class R6 Shares (m)	72,833,071
431,471	JPMorgan Small Cap Equity Fund, Class R5 Shares	20,581,165
1,215,647	JPMorgan Small Cap Growth Fund, Class R6 Shares (a) (m)	19,243,691
682,129	JPMorgan Small Cap Value Fund, Class R6 Shares	18,349,278
9,806,574	JPMorgan U.S. Equity Fund, Class R6 Shares (m)	133,957,799
5,413,238	JPMorgan Value Advantage Fund, Institutional Class Shares	138,741,301

	Total U.S. Equity	951,477,377

	Total Investment Companies (Cost $1,645,006,940)	1,940,960,956

PRINCIPAL AMOUNT($)
U.S. Treasury Obligation — 1.2%
22,170,000	U.S. Treasury Notes, 0.250%, 01/31/14 (k) (m) (Cost $22,178,089)	22,185,586

	Total Investments — 106.3% (Cost $1,667,185,029)	1,963,146,542
	Liabilities in Excess of Other Assets — (6.3)%	(116,991,687)

	NET ASSETS — 100.0%	$1,846,154,855

Percentages indicated are based on net assets.

JPMorgan SmartRetirement 2040 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 09/30/13	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
76	IBEX 35 Index	10/18/13	$9,391,885	$168,237
318	TOPIX Index	12/12/13	38,708,683	186,886
128	10 Year Canadian Government Bond	12/18/13	16,109,820	224,032
300	10 Year U.S. Treasury Note	12/19/13	37,917,188	631,510
149	SPI 200 Index	12/19/13	18,150,198	(145,482)
947	Dow Jones Euro STOXX 50 Index	12/20/13	36,884,278	32,345
351	E-mini Russell 2000	12/20/13	37,606,140	681,993
1,194	E-mini S&P 500	12/20/13	99,955,710	(474,018)
189	FTSE 100 Index	12/20/13	19,672,476	(390,851)
79	FTSE/MIB Index	12/20/13	9,307,757	(142,717)
	Short Futures Outstanding
(369)	CAC 40 10 Euro	10/18/13	(20,696,900)	(23,631)
(241)	Hang Seng Index	10/30/13	(35,552,309)	568,836
(244)	Euro Bund	12/06/13	(46,378,404)	(964,080)
(11)	10 Year Japanese Government Bond	12/11/13	(16,128,185)	(128,388)
(124)	S&P/Toronto 60 Index	12/19/13	(17,587,884)	68,277
(817)	5 Year U.S. Treasury Note	12/31/13	(98,895,297)	(1,016,378)

				$(723,429)

JPMorgan SmartRetirement 2040 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	—	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	—	The rate shown is the current yield as of September 30, 2013.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website.

As of September 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$300,270,887
Aggregate gross unrealized depreciation	(4,309,374)

Net unrealized appreciation/depreciation	$295,961,513

Federal income tax cost of investments	$1,667,185,029

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan SmartRetirement 2040 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,940,960,956	$22,185,586	$—	$1,963,146,542
Appreciation in Other Financial Instruments
Futures Contracts	$2,562,116	$—	$—	$2,562,116
Depreciation in Other Financial Instruments
Futures Contracts	$(3,285,545)	$—	$—	$(3,285,545)

(a)	Portfolio holdings designated as Level 1 and Level 2 are disclosed individually on the SOI. Level 2 consists of a U.S. Treasury Note that is held for futures collateral. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers between any levels during the period ended September 30, 2013.

JPMorgan SmartRetirement 2045 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Investment Companies — 106.2% (b)
	Alternative Assets — 4.9%
1,260,361	JPMorgan International Realty Fund, Class R5 Shares	13,095,154
1,978,991	JPMorgan Realty Income Fund, Class R5 Shares	23,055,241

	Total Alternative Assets	36,150,395

	Fixed Income — 16.2%
4,832,741	JPMorgan Core Bond Fund, Class R6 Shares	56,301,427
819,920	JPMorgan Corporate Bond Fund, Class R6 Shares (m)	7,813,840
856,435	JPMorgan Emerging Markets Debt Fund, Class R6 Shares (m)	6,997,073
37,529	JPMorgan Emerging Markets Local Currency Debt Fund, Class R6 Shares (m)	356,528
6,007,470	JPMorgan High Yield Fund, Class R6 Shares	48,420,210

	Total Fixed Income	119,889,078

	International Equity — 30.6%
2,692,287	JPMorgan Emerging Economies Fund, Class R5 Shares	35,592,028
1,928,554	JPMorgan Emerging Markets Equity Fund, Institutional Class Shares	43,643,169
3,662,349	JPMorgan International Equity Fund, Class R6 Shares	57,938,360
3,815,036	JPMorgan International Opportunities Fund, Class R6 Shares (m)	57,683,350
1,628,536	JPMorgan Intrepid International Fund, Institutional Class Shares	31,642,458

	Total International Equity	226,499,365

	Money Market — 1.8%
13,220,634	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (l) (m)	13,220,634

	U.S. Equity — 52.7%
5,272,911	JPMorgan Disciplined Equity Fund, Class R6 Shares	112,471,181
4,266,035	JPMorgan Growth Advantage Fund, Class R5 Shares	56,439,647
1,788,893	JPMorgan Intrepid America Fund, Class R5 Shares	56,457,456
1,329,439	JPMorgan Mid Cap Core Fund, Class R6 Shares (m)	29,912,379
171,557	JPMorgan Small Cap Equity Fund, Class R5 Shares	8,183,293
503,175	JPMorgan Small Cap Growth Fund, Class R6 Shares (a) (m)	7,965,259
274,557	JPMorgan Small Cap Value Fund, Class R6 Shares	7,385,590
4,001,583	JPMorgan U.S. Equity Fund, Class R6 Shares (m)	54,661,625
2,204,466	JPMorgan Value Advantage Fund, Institutional Class Shares	56,500,476

	Total U.S. Equity	389,976,906

	Total Investment Companies (Cost $701,040,355)	785,736,378

PRINCIPAL AMOUNT($)
U.S. Treasury Obligation — 1.2%
8,875,000	U.S. Treasury Note, 0.250%, 01/31/14 (k) (m) (Cost $8,877,742)	8,881,239

	Total Investments — 107.4% (Cost $709,918,097)	794,617,617
	Liabilities in Excess of Other Assets — (7.4)%	(55,032,323)

	NET ASSETS — 100.0%	$739,585,294

Percentages indicated are based on net assets.

JPMorgan SmartRetirement 2045 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 09/30/13	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
28	IBEX 35 Index	10/18/13	$3,460,168	$61,989
127	TOPIX Index	12/12/13	15,459,128	74,772
47	10 Year Canadian Government Bond	12/18/13	5,915,325	82,262
127	10 Year U.S. Treasury Note	12/19/13	16,051,610	271,911
59	SPI 200 Index	12/19/13	7,186,991	(57,607)
414	Dow Jones Euro STOXX 50 Index	12/20/13	16,124,700	14,143
151	E-mini Russell 2000	12/20/13	16,178,140	265,808
501	E-mini S&P 500	12/20/13	41,941,215	(190,707)
75	FTSE 100 Index	12/20/13	7,806,538	(155,078)
31	FTSE/MIB Index	12/20/13	3,652,411	(56,003)

	Short Futures Outstanding
(135)	CAC 40 10 Euro	10/18/13	(7,572,037)	(8,486)
(97)	Hang Seng Index	10/30/13	(14,309,435)	228,942
(97)	Euro Bund	12/06/13	(18,437,316)	(383,261)
(4)	10 Year Japanese Government Bond	12/11/13	(5,864,795)	(46,687)
(49)	S&P/Toronto 60 Index	12/19/13	(6,950,051)	26,979
(344)	5 Year U.S. Treasury Note	12/31/13	(41,640,125)	(411,096)

				$(282,119)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	—	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	—	The rate shown is the current yield as of September 30, 2013.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website.

As of September 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$86,054,185
Aggregate gross unrealized depreciation	(1,354,665)

Net unrealized appreciation/depreciation	$84,699,520

Federal income tax cost of investments	$709,918,097

JPMorgan SmartRetirement 2045 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$785,736,378	$8,881,239	$—	$794,617,617
Appreciation in Other Financial Instruments
Futures Contracts	$1,026,806	$—	$—	$1,026,806

Depreciation in Other Financial Instruments
Futures Contracts	$(1,308,925)	$—	$—	$(1,308,925)

(a)	Portfolio holdings designated as Level 1 and Level 2 are disclosed individually on the SOI. Level 2 consists of a U.S. Treasury Note that is held for futures collateral. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers between any levels during the period ended September 30, 2013.

JPMorgan SmartRetirement 2050 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Investment Companies — 103.3% (b)
	Alternative Assets — 5.1%
1,146,353	JPMorgan International Realty Fund, Class R5 Shares	11,910,613
1,797,750	JPMorgan Realty Income Fund, Class R5 Shares	20,943,786

	Total Alternative Assets	32,854,399

	Fixed Income — 15.7%
4,038,400	JPMorgan Core Bond Fund, Class R6 Shares	47,047,356
717,058	JPMorgan Corporate Bond Fund, Class R6 Shares (m)	6,833,565
744,265	JPMorgan Emerging Markets Debt Fund, Class R6 Shares (m)	6,080,641
46,852	JPMorgan Emerging Markets Local Currency Debt Fund, Class R6 Shares (m)	445,095
4,924,577	JPMorgan High Yield Fund, Class R6 Shares	39,692,089

	Total Fixed Income	100,098,746

	International Equity — 29.3%
2,274,837	JPMorgan Emerging Economies Fund, Class R5 Shares	30,073,348
1,564,259	JPMorgan Emerging Markets Equity Fund, Institutional Class Shares	35,399,176
2,973,975	JPMorgan International Equity Fund, Class R6 Shares	47,048,287
3,046,350	JPMorgan International Opportunities Fund, Class R6 Shares (m)	46,060,813
1,459,397	JPMorgan Intrepid International Fund, Institutional Class Shares	28,356,089

	Total International Equity	186,937,713

	Money Market — 2.8%
17,878,757	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (l) (m)	17,878,757

	U.S. Equity — 50.4%
4,322,985	JPMorgan Disciplined Equity Fund, Class R6 Shares	92,209,269
3,519,804	JPMorgan Growth Advantage Fund, Class R5 Shares	46,567,010
1,465,996	JPMorgan Intrepid America Fund, Class R5 Shares	46,266,841
1,093,885	JPMorgan Mid Cap Core Fund, Class R6 Shares (m)	24,612,417
139,631	JPMorgan Small Cap Equity Fund, Class R5 Shares	6,660,391
481,359	JPMorgan Small Cap Growth Fund, Class R6 Shares (a) (m)	7,619,917
207,492	JPMorgan Small Cap Value Fund, Class R6 Shares	5,581,522
3,288,237	JPMorgan U.S. Equity Fund, Class R6 Shares (m)	44,917,311
1,823,166	JPMorgan Value Advantage Fund, Institutional Class Shares	46,727,734

	Total U.S. Equity	321,162,412

	Total Investment Companies (Cost $581,823,677)	658,932,027

PRINCIPAL AMOUNT($)
U.S. Treasury Obligation — 1.2%
7,590,000	U.S. Treasury Note, 0.250%, 01/31/14 (k) (Cost $7,592,115)	7,595,336

	Total Investments — 104.5% (Cost $589,415,792)	666,527,363
	Liabilities in Excess of Other Assets — (4.5)%	(28,947,855)

	NET ASSETS — 100.0%	$637,579,508

Percentages indicated are based on net assets.

JPMorgan SmartRetirement 2050 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 09/30/13	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
26	IBEX 35 Index	10/18/13	$3,213,013	$57,572
110	TOPIX Index	12/12/13	13,389,796	64,847
43	10 Year Canadian Government Bond	12/18/13	5,411,893	75,261
112	10 Year U.S. Treasury Note	12/19/13	14,155,750	218,770
51	SPI 200 Index	12/19/13	6,212,484	(49,796)
323	Dow Jones Euro STOXX 50 Index	12/20/13	12,580,382	11,033
128	E-mini Russell 2000	12/20/13	13,713,920	227,644
400	E-mini S&P 500	12/20/13	33,486,000	(158,800)
65	FTSE 100 Index	12/20/13	6,765,666	(134,421)
27	FTSE/MIB Index	12/20/13	3,181,132	(48,777)
	Short Futures Outstanding
(126)	CAC 40 10 Euro	10/18/13	(7,067,234)	(7,918)
(82)	Hang Seng Index	10/30/13	(12,096,636)	193,269
(84)	Euro Bund	12/06/13	(15,966,336)	(331,896)
(4)	10 Year Japanese Government Bond	12/11/13	(5,864,795)	(46,686)
(43)	S&P/Toronto 60 Index	12/19/13	(6,099,024)	23,681
(288)	5 Year U.S. Treasury Note	12/31/13	(34,861,500)	(364,380)

				$(270,597)

JPMorgan SmartRetirement 2050 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	—	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	—	The rate shown is the current yield as of September 30, 2013.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website.

As of September 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$78,686,162
Aggregate gross unrealized depreciation	(1,574,591)

Net unrealized appreciation/depreciation	$77,111,571

Federal income tax cost of investments	$589,415,792

JPMorgan SmartRetirement 2050 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total

Total Investments in Securities (a)	$658,932,027	$7,595,336	$—	$666,527,363
Appreciation in Other Financial Instruments
Futures Contracts	$872,077	$—	$—	$872,077
Depreciation in Other Financial Instruments
Futures Contracts	$(1,142,674)	$—	$—	$(1,142,674)

(a)	Portfolio holdings designated as Level 1 and Level 2 are disclosed individually on the SOI. Level 2 consists of a U.S. Treasury Note that is held for futures collateral. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers between any levels during the period ended September 30, 2013.

JPMorgan SmartRetirement 2055 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Investment Companies — 108.9% (b)
	Alternative Assets — 5.3%
62,348	JPMorgan International Realty Fund, Class R5 Shares	647,794
76,879	JPMorgan Realty Income Fund, Class R5 Shares	895,645

	Total Alternative Assets	1,543,439

	Fixed Income — 6.2%
4,986	JPMorgan Core Bond Fund, Class R6 Shares	58,083
5,419	JPMorgan Corporate Bond Fund, Class R6 Shares	51,642
35,256	JPMorgan Emerging Markets Debt Fund, Class R6 Shares	288,039
1,709	JPMorgan Emerging Markets Local Currency Debt Fund, Class R6 Shares	16,235
175,451	JPMorgan High Yield Fund, Class R6 Shares	1,414,132

	Total Fixed Income	1,828,131

	International Equity — 35.2%
107,509	JPMorgan Emerging Economies Fund, Class R5 Shares	1,421,275
77,103	JPMorgan Emerging Markets Equity Fund, Institutional Class Shares	1,744,833
145,659	JPMorgan International Equity Fund, Class R6 Shares	2,304,329
183,800	JPMorgan International Opportunities Fund, Class R6 Shares	2,779,051
105,945	JPMorgan Intrepid International Fund, Institutional Class Shares	2,058,503

	Total International Equity	10,307,991

	Money Market — 0.6%
182,833	JPMorgan Prime Money Market Fund, Institutional Class Shares 0.010% (l) (m)	182,833

	U.S. Equity — 61.6%
289,515	JPMorgan Disciplined Equity Fund, Class R6 Shares	6,175,364
168,754	JPMorgan Growth Advantage Fund, Class R5 Shares	2,232,620
70,840	JPMorgan Intrepid America Fund, Class R5 Shares	2,235,720
52,024	JPMorgan Mid Cap Core Fund, Class R6 Shares	1,170,545
21,995	JPMorgan Small Cap Equity Fund, Class R5 Shares	1,049,158
23,882	JPMorgan Small Cap Growth Fund, Class R6 Shares (a)	378,052
13,829	JPMorgan Small Cap Value Fund, Class R6 Shares	371,994
160,086	JPMorgan U.S. Equity Fund, Class R6 Shares	2,186,781
86,935	JPMorgan Value Advantage Fund, Institutional Class Shares	2,228,146

	Total U.S. Equity	18,028,380

	Total Investment Companies (Cost $30,037,328)	31,890,774

	Total Investments — 108.9% (Cost $30,037,328)	31,890,774
	Liabilities in Excess of Other Assets — (8.9)%	(2,615,534)

	NET ASSETS — 100.0%	$29,275,240

Percentages indicated are based on net assets.

JPMorgan SmartRetirement 2055 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of September 30, 2013.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

Detailed information about investment portfolios of the affiliated underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website.

As of September 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,930,807
Aggregate gross unrealized depreciation	(77,361)

Net unrealized appreciation/depreciation	$1,853,446

Federal income tax cost of investments	$30,037,328

JPMorgan SmartRetirement 2055 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$31,890,774	$—	$—	$31,890,774

(a)	Portfolio holdings designated as Level 1 are disclosed individually on the SOI. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers between Levels 1 and 2 during the year ended September 30, 2013.

JPMorgan SmartRetirement Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Exchange Traded Fund — 1.5%
	International Equity — 1.5%
253,648	SPDR S&P Global Natural Resources ETF (Cost $13,082,867)	12,289,246

Investment Companies — 106.6% (b)
	Alternative Assets — 3.6%
979,777	JPMorgan Commodities Strategy Fund, Class R6 Shares (a)	13,178,004
840,298	JPMorgan International Realty Fund, Class R5 Shares	8,730,694
691,402	JPMorgan Realty Income Fund, Class R5 Shares	8,054,839

	Total Alternative Assets	29,963,537

	Fixed Income — 59.9%
22,039,725	JPMorgan Core Bond Fund, Class R6 Shares	256,762,799
3,683,735	JPMorgan Corporate Bond Fund, Class R6 Shares	35,105,992
2,448,894	JPMorgan Emerging Markets Debt Fund, Class R6 Shares	20,007,462
297,497	JPMorgan Emerging Markets Local Currency Debt Fund, Class R6 Shares	2,826,224
2,173,764	JPMorgan Floating Rate Income Fund, Select Class Shares	21,802,853
11,281,178	JPMorgan High Yield Fund, Class R6 Shares	90,926,294
4,247,671	JPMorgan Inflation Managed Bond Fund, Class R6 Shares	44,388,159
2,210,223	JPMorgan Real Return Fund, Institutional Class Shares	22,058,021

	Total Fixed Income	493,877,804

	International Equity — 10.1%
684,203	JPMorgan Emerging Economies Fund, Class R5 Shares	9,045,162
566,772	JPMorgan Emerging Markets Equity Fund, Institutional Class Shares	12,826,049
1,551,709	JPMorgan International Equity Fund, Class R6 Shares	24,548,034
1,469,166	JPMorgan International Opportunities Fund, Class R6 Shares	22,213,796
735,256	JPMorgan Intrepid International Fund, Institutional Class Shares	14,286,028

	Total International Equity	82,919,069

	Money Market — 11.1%
91,640,439	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (l) (m)	91,640,439

	U.S. Equity — 21.9%
4,000,244	JPMorgan Disciplined Equity Fund, Class R6 Shares	85,325,198
1,934,218	JPMorgan Growth Advantage Fund, Class R5 Shares	25,589,709
518,004	JPMorgan Intrepid America Fund, Class R5 Shares	16,348,218
565,984	JPMorgan Mid Cap Core Fund, Class R6 Shares	12,734,632
45,817	JPMorgan Small Cap Equity Fund, Class R5 Shares	2,185,460
208,746	JPMorgan Small Cap Growth Fund, Class R6 Shares (a)	3,304,447
115,051	JPMorgan Small Cap Value Fund, Class R6 Shares	3,094,867
656,284	JPMorgan U.S. Equity Fund, Class R6 Shares	8,964,840
892,827	JPMorgan Value Advantage Fund, Institutional Class Shares	22,883,162

	Total U.S. Equity	180,430,533

	Total Investment Companies (Cost $811,746,057)	878,831,382

PRINCIPAL AMOUNT($)
U.S. Treasury Obligation — 0.6%
4,990,000	U.S. Treasury Note, 0.250%, 01/31/14 (k) (Cost $4,991,425)	4,993,508

	Total Investments — 108.7% (Cost $829,820,349)	896,114,136
	Liabilities in Excess of Other Assets — (8.7)%	(71,389,733)

	NET ASSETS — 100.0%	$824,724,403

Percentages indicated are based on net assets.

JPMorgan SmartRetirement Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 09/30/13	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
21	IBEX 35 Index	10/18/13	$2,595,126	$46,488
75	TOPIX Index	12/12/13	9,129,406	46,722
30	10 Year Canadian Government Bond	12/18/13	3,775,739	52,508
34	SPI 200 Index	12/19/13	4,141,656	(33,197)
179	Dow Jones Euro STOXX 50 Index	12/20/13	6,971,791	6,494
77	E-mini Russell 2000	12/20/13	8,249,780	149,611
81	E-mini S&P 500	12/20/13	6,780,915	(32,157)
39	FTSE 100 Index	12/20/13	4,059,400	(80,654)
22	FTSE/MIB Index	12/20/13	2,592,034	(39,744)
74	5 Year U.S. Treasury Note	12/31/13	8,957,469	140,911
	Short Futures Outstanding
(68)	CAC 40 10 Euro	10/18/13	(3,814,063)	(4,271)
(56)	Hang Seng Index	10/30/13	(8,261,117)	132,085
(58)	Euro Bund	12/06/13	(11,024,375)	(229,167)
(3)	10 Year Japanese Government Bond	12/11/13	(4,398,596)	(35,015)
(123)	10 Year U.S. Treasury Note	12/19/13	(15,546,047)	(252,018)
(28)	S&P/Toronto 60 Index	12/19/13	(3,971,458)	15,417

				$(115,987)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ETF	—	Exchange Traded Fund
SPDR	—	Standard & Poor’s Depositary Receipts
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	—	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	—	The rate shown is the current yield as of September 30, 2013.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website.

As of September 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$69,549,004
Aggregate gross unrealized depreciation	(3,255,217)

Net unrealized appreciation/depreciation	$66,293,787

Federal income tax cost of investments	$829,820,349

JPMorgan SmartRetirement Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$891,120,628	$4,993,508	$—	$896,114,136
Appreciation in Other Financial Instruments
Futures Contracts	$590,236	$—	$—	$590,236
Depreciation in Other Financial Instruments
Futures Contracts	$(706,223)	$—	$—	$(706,223)

(a)	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually on the SOI. Level 2 consists of a U.S. Treasury Note that is held for futures collateral. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers between any levels during the period ended September 30, 2013.

JPMorgan SmartRetirement Blend 2015 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Exchange Traded Funds — 59.4%
	Fixed Income — 16.4%
2,680	iShares Barclays TIPS Bond ETF	301,714
27,605	iShares Core Total U.S. Bond Market ETF	2,959,256

	Total Fixed Income	3,260,970

	International Equity — 13.9%
34,327	iShares MSCI EAFE ETF	2,189,720
10,060	iShares MSCI Emerging Markets ETF	410,146
3,140	SPDR S&P Global Natural Resources ETF	152,133

	Total International Equity	2,751,999

	U.S. Equity — 29.1%
5,500	iShares Russell 2000 ETF	586,410
4,415	iShares Russell Mid-Cap ETF	613,994
59,585	Vanguard S&P 500 ETF	4,588,045

	Total U.S. Equity	5,788,449

	Total Exchange Traded Funds (Cost $11,351,754)	11,801,418

Investment Companies — 40.6% (b)
	Alternative Assets — 2.9%
8,356	JPMorgan Commodities Strategy Fund, Class R6 Shares (a)	112,393
24,296	JPMorgan International Realty Fund, Class R5 Shares	252,435
17,874	JPMorgan Realty Income Fund, Class R5 Shares	208,233

	Total Alternative Assets	573,061

	Fixed Income — 31.0%
225,971	JPMorgan Core Bond Fund, Class R6 Shares	2,632,561
33,726	JPMorgan Corporate Bond Fund, Class R6 Shares	321,412
49,056	JPMorgan Emerging Markets Debt Fund, Class R6 Shares	400,790
4,960	JPMorgan Emerging Markets Local Currency Debt Fund, Class R6 Shares	47,121
31,274	JPMorgan Floating Rate Income Fund, Select Class Shares	313,681
228,798	JPMorgan High Yield Fund, Class R6 Shares	1,844,114
57,315	JPMorgan Inflation Managed Bond Fund, Class R6 Shares	598,945

	Total Fixed Income	6,158,624

	International Equity — 2.2%
15,038	JPMorgan Emerging Economies Fund, Class R5 Shares	198,806
10,298	JPMorgan Emerging Markets Equity Fund, Institutional Class Shares	233,055

	Total International Equity	431,861

	Money Market — 4.5%
899,159	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (l) (m)	899,159

	Total Investment Companies (Cost $8,212,603)	8,062,705

	Total Investments — 100.0% (Cost $19,564,357)	19,864,123
	Other Assets in Excess of Liabilities — 0.0% (g)	5,477

	NET ASSETS — 100.0%	$19,869,600

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

EAFE	—	Europe, Australasia, and Far East
ETF	—	Exchange Traded Fund
MSCI	—	Morgan Stanley Capital International
SPDR	—	Standard & Poor’s Depositary Receipts
TIPS	—	Treasury Inflation Protected Security
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.1%
(l)	—	The rate shown is the current yield as of September 30, 2013.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

JPMorgan SmartRetirement Blend 2015 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website.

As of September 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$551,476
Aggregate gross unrealized depreciation	(251,710)

Net unrealized appreciation/depreciation	$299,766

Federal income tax cost of investments	$19,564,357

JPMorgan SmartRetirement Blend 2015 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$19,864,123	$—	$—	$19,864,123

(a)	All portfolio holdings designated as Level 1 are disclosed individually on the SOI. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers between any levels during the period ended September 30, 2013.

JPMorgan SmartRetirement Blend 2020 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Exchange Traded Funds — 68.1%
	Fixed Income — 14.2%
1,354	iShares Barclays TIPS Bond ETF	152,433
55,530	iShares Core Total U.S. Bond Market ETF	5,952,816

	Total Fixed Income	6,105,249

	International Equity — 17.0%
92,588	iShares MSCI EAFE ETF	5,906,189
32,687	iShares MSCI Emerging Markets ETF	1,332,649
601	SPDR S&P Global Natural Resources ETF	29,118

	Total International Equity	7,267,956

	U.S. Equity — 36.9%
14,483	iShares Russell 2000 ETF	1,544,178
12,159	iShares Russell Mid-Cap ETF	1,690,952
163,531	Vanguard S&P 500 ETF	12,591,887

	Total U.S. Equity	15,827,017

	Total Exchange Traded Funds (Cost $28,392,803)	29,200,222

Investment Companies — 31.9% (b)
	Alternative Assets — 3.4%
2,417	JPMorgan Commodities Strategy Fund, Class R6 Shares (a)	32,511
61,554	JPMorgan International Realty Fund, Class R5 Shares	639,548
66,239	JPMorgan Realty Income Fund, Class R5 Shares	771,681

	Total Alternative Assets	1,443,740

	Fixed Income — 24.9%
442,414	JPMorgan Core Bond Fund, Class R6 Shares	5,154,122
82,483	JPMorgan Corporate Bond Fund, Class R6 Shares	786,066
95,942	JPMorgan Emerging Markets Debt Fund, Class R6 Shares	783,848
6,919	JPMorgan Emerging Markets Local Currency Debt Fund, Class R6 Shares	65,727
13,607	JPMorgan Floating Rate Income Fund, Select Class Shares	136,482
426,714	JPMorgan High Yield Fund, Class R6 Shares	3,439,315
29,521	JPMorgan Inflation Managed Bond Fund, Class R6 Shares	308,498

	Total Fixed Income	10,674,058

	International Equity — 3.3%
49,957	JPMorgan Emerging Economies Fund, Class R5 Shares	660,425
34,504	JPMorgan Emerging Markets Equity Fund, Institutional Class Shares	780,822

	Total International Equity	1,441,247

	Money Market — 0.3%
110,680	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (l) (m)	110,680

	Total Investment Companies (Cost $13,816,636)	13,669,725

	Total Investments — 100.0% (Cost $42,209,439)	42,869,947
	Liabilities in Excess of Other Assets — 0.0% (g)	(1,948)

	NET ASSETS — 100.0%	$42,867,999

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

EAFE	—	Europe, Australasia, and Far East
ETF	—	Exchange Traded Fund
MSCI	—	Morgan Stanley Capital International
SPDR	—	Standard & Poor’s Depositary Receipts
TIPS	—	Treasury Inflation Protected Security
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.1%.
(l)	—	The rate shown is the current yield as of September 30, 2013.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website.

As of September 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$934,521
Aggregate gross unrealized depreciation	(274,013)

Net unrealized appreciation/depreciation	$660,508

Federal income tax cost of investments	$42,209,439

JPMorgan SmartRetirement Blend 2020 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$42,869,947	$—	$—	$42,869,947

(a)	All portfolio holdings designated as Level 1 are disclosed individually on the SOI. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers between any levels during the period ended September 30, 2013.

JPMorgan SmartRetirement Blend 2025 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Exchange Traded Funds — 73.0%
	Fixed Income — 10.1%
26,184	iShares Core Total U.S. Bond Market ETF	2,806,925

	International Equity — 19.9%
69,861	iShares MSCI EAFE ETF	4,456,433
26,610	iShares MSCI Emerging Markets ETF	1,084,890

	Total International Equity	5,541,323

	U.S. Equity — 43.0%
10,526	iShares Russell 2000 ETF	1,122,282
9,328	iShares Russell Mid-Cap ETF	1,297,245
123,733	Vanguard S&P 500 ETF	9,527,441

	Total U.S. Equity	11,946,968

	Total Exchange Traded Funds (Cost $19,519,138)	20,295,216

Investment Companies — 27.2% (b)
	Alternative Assets — 3.9%
42,279	JPMorgan International Realty Fund, Class R5 Shares	439,284
54,498	JPMorgan Realty Income Fund, Class R5 Shares	634,897

	Total Alternative Assets	1,074,181

	Fixed Income — 19.0%
213,238	JPMorgan Core Bond Fund, Class R6 Shares	2,484,225
32,782	JPMorgan Corporate Bond Fund, Class R6 Shares	312,410
52,242	JPMorgan Emerging Markets Debt Fund, Class R6 Shares	426,813
5,790	JPMorgan Emerging Markets Local Currency Debt Fund, Class R6 Shares	55,002
249,248	JPMorgan High Yield Fund, Class R6 Shares	2,008,937

	Total Fixed Income	5,287,387

	International Equity — 3.8%
34,729	JPMorgan Emerging Economies Fund, Class R5 Shares	459,123
26,731	JPMorgan Emerging Markets Equity Fund, Institutional Class Shares	604,924

	Total International Equity	1,064,047

	Money Market — 0.5%
146,867	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (l) (m)	146,867

	Total Investment Companies (Cost $7,709,545)	7,572,482

	Total Investments — 100.2% (Cost $27,228,683)	27,867,698
	Liabilities in Excess of Other Assets — (0.2)%	(60,777)

	NET ASSETS — 100.0%	$27,806,921

Percentages indicated are based on net assets.

JPMorgan SmartRetirement Blend 2025 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

EAFE	—	Europe, Australasia, and Far East
ETF	—	Exchange Traded Fund
MSCI	—	Morgan Stanley Capital International
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of September 30, 2013.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website.

As of September 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$877,887
Aggregate gross unrealized depreciation	(238,872)

Net unrealized appreciation/depreciation	$639,015

Federal income tax cost of investments	$27,228,683

JPMorgan SmartRetirement Blend 2025 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$27,867,698	$—	$—	$27,867,698

(a)	All portfolio holdings designated as Level 1 are disclosed individually in the SOI. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers between any levels during the year ended September 30, 2013.

JPMorgan SmartRetirement Blend 2030 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Exchange Traded Funds — 76.6%
	Fixed Income — 6.4%
18,917	iShares Core Total U.S. Bond Market ETF	2,027,903

	International Equity — 22.2%
88,736	iShares MSCI EAFE ETF	5,660,469
33,531	iShares MSCI Emerging Markets ETF	1,367,059

	Total International Equity	7,027,528

	U.S. Equity — 48.0%
13,688	iShares Russell 2000 ETF	1,459,415
11,679	iShares Russell Mid-Cap ETF	1,624,198
157,162	Vanguard S&P 500 ETF	12,101,474

	Total U.S. Equity	15,185,087

	Total Exchange Traded Funds (Cost $23,632,643)	24,240,518

Investment Companies — 22.8% (b)
	Alternative Assets — 3.8%
48,771	JPMorgan International Realty Fund, Class R5 Shares	506,731
60,707	JPMorgan Realty Income Fund, Class R5 Shares	707,235

	Total Alternative Assets	1,213,966

	Fixed Income — 14.0%
153,409	JPMorgan Core Bond Fund, Class R6 Shares	1,787,215
24,840	JPMorgan Corporate Bond Fund, Class R6 Shares	236,729
49,524	JPMorgan Emerging Markets Debt Fund, Class R6 Shares	404,609
3,915	JPMorgan Emerging Markets Local Currency Debt Fund, Class R6 Shares	37,194
245,959	JPMorgan High Yield Fund, Class R6 Shares	1,982,426

	Total Fixed Income	4,448,173

	International Equity — 4.5%
46,256	JPMorgan Emerging Economies Fund, Class R5 Shares	611,509
35,411	JPMorgan Emerging Markets Equity Fund, Institutional Class Shares	801,353

	Total International Equity	1,412,862

	Money Market — 0.5%
155,901	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (l) (m)	155,901

	Total Investment Companies (Cost $7,265,756)	7,230,902

	Total Investments — 99.4% (Cost $30,898,399)	31,471,420
	Other Assets in Excess of Liabilities — 0.6%	186,136

	NET ASSETS — 100.0%	$31,657,556

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

EAFE	—	Europe, Australasia, and Far East
ETF	—	Exchange Traded Fund
MSCI	—	Morgan Stanley Capital International

(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of September 30, 2013.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website.

As of September 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$651,264
Aggregate gross unrealized depreciation	(78,243)

Net unrealized appreciation/depreciation	$573,021

Federal income tax cost of investments	$30,898,399

JPMorgan SmartRetirement Blend 2030 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$31,471,420	$—	$—	$31,471,420

(a)	All portfolio holdings designated as Level 1 are disclosed individually on the SOI. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers between any levels during the period ended September 30, 2013.

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan SmartRetirement Blend 2035 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Exchange Traded Funds — 80.1%
	Fixed Income — 3.2%
4,555	iShares Core Total U.S. Bond Market ETF	488,296

	International Equity — 24.3%
46,914	iShares MSCI EAFE ETF	2,992,644
17,552	iShares MSCI Emerging Markets ETF	715,595

	Total International Equity	3,708,239

	U.S. Equity — 52.6%
7,125	iShares Russell 2000 ETF	759,667
6,037	iShares Russell Mid-Cap ETF	839,566
83,592	Vanguard S&P 500 ETF	6,436,584

	Total U.S. Equity	8,035,817

	Total Exchange Traded Funds (Cost $12,011,791)	12,232,352

Investment Companies — 19.3% (b)
	Alternative Assets — 4.2%
18,922	JPMorgan International Realty Fund, Class R5 Shares	196,599
38,497	JPMorgan Realty Income Fund, Class R5 Shares	448,491

	Total Alternative Assets	645,090

	Fixed Income — 9.8%
37,295	JPMorgan Core Bond Fund, Class R6 Shares	434,484
8,864	JPMorgan Corporate Bond Fund, Class R6 Shares	84,478
20,029	JPMorgan Emerging Markets Debt Fund, Class R6 Shares	163,641
530	JPMorgan Emerging Markets Local Currency Debt Fund, Class R6 Shares	5,035
100,280	JPMorgan High Yield Fund, Class R6 Shares	808,258

	Total Fixed Income	1,495,896

	International Equity — 4.8%
24,242	JPMorgan Emerging Economies Fund, Class R5 Shares	320,478
18,339	JPMorgan Emerging Markets Equity Fund, Institutional Class Shares	415,014

	Total International Equity	735,492

	Money Market — 0.5%
74,700	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (l) (m)	74,700

	Total Investment Companies (Cost $2,956,099)	2,951,178

	Total Investments — 99.4% (Cost $14,967,890)	15,183,530
	Other Assets in Excess of Liabilities — 0.6%	84,281

	NET ASSETS — 100.0%	$15,267,811

Percentages indicated are based on net assets.

JPMorgan SmartRetirement Blend 2035 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

EAFE	—	Europe, Australasia, and Far East
ETF	—	Exchange Traded Fund
MSCI	—	Morgan Stanley Capital International

(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of September 30, 2013.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website.

As of September 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$239,610
Aggregate gross unrealized depreciation	(23,970)

Net unrealized appreciation/depreciation	$215,640

Federal income tax cost of investments	$14,967,890

JPMorgan SmartRetirement Blend 2035 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$15,183,530	$—	$—	$15,183,530

(a)	All portfolio holdings designated as Level 1 are disclosed individually on the SOI. Please refer to the SOI for the asset class specifics of portfolio holdings.

There were no transfers between any levels during the period ended September 30, 2013.

JPMorgan SmartRetirement Blend 2040 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Exchange Traded Funds — 82.1%
	Fixed Income — 2.0%
3,739	iShares Core Total U.S. Bond Market ETF	400,821

	International Equity — 25.2%
64,720	iShares MSCI EAFE ETF	4,128,489
24,068	iShares MSCI Emerging Markets ETF	981,252

	Total International Equity	5,109,741

	U.S. Equity — 54.9%
9,774	iShares Russell 2000 ETF	1,042,104
8,271	iShares Russell Mid-Cap ETF	1,150,248
115,889	Vanguard S&P 500 ETF	8,923,453

	Total U.S. Equity	11,115,805

	Total Exchange Traded Funds (Cost $16,392,967)	16,626,367

Investment Companies — 18.0% (b)
	Alternative Assets — 4.3%
33,597	JPMorgan International Realty Fund, Class R5 Shares	349,075
44,463	JPMorgan Realty Income Fund, Class R5 Shares	517,999

	Total Alternative Assets	867,074

	Fixed Income — 8.1%
30,957	JPMorgan Core Bond Fund, Class R6 Shares	360,652
4,034	JPMorgan Corporate Bond Fund, Class R6 Shares	38,445
25,759	JPMorgan Emerging Markets Debt Fund, Class R6 Shares	210,448
634	JPMorgan Emerging Markets Local Currency Debt Fund, Class R6 Shares	6,019
126,916	JPMorgan High Yield Fund, Class R6 Shares	1,022,942

	Total Fixed Income	1,638,506

	International Equity — 4.9%
32,988	JPMorgan Emerging Economies Fund, Class R5 Shares	436,100
25,218	JPMorgan Emerging Markets Equity Fund, Institutional Class Shares	570,674

	Total International Equity	1,006,774

	Money Market — 0.7%
133,242	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (l) (m)	133,242

	Total Investment Companies (Cost $3,636,847)	3,645,596

	Total Investments — 100.1% (Cost $20,029,814)	20,271,963
	Liabilities in Excess of Other Assets — (0.1)%	(18,590)

	NET ASSETS — 100.0%	$20,253,373

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

EAFE	—	Europe, Australasia, and Far East
ETF	—	Exchange Traded Fund
MSCI	—	Morgan Stanley Capital International

(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of September 30, 2013.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website.

As of September 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$258,744
Aggregate gross unrealized depreciation	(16,595)

Net unrealized appreciation/depreciation	$242,149

Federal income tax cost of investments	$20,029,814

JPMorgan SmartRetirement Blend 2040 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$20,271,963	$—	$—	$20,271,963

(a)	All portfolio holdings designated as Level 1 are disclosed individually on the SOI. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers between any levels during the period ended September 30, 2013.

JPMorgan SmartRetirement Blend 2045 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Exchange Traded Funds — 81.7%
	Fixed Income — 1.8%
866	iShares Core Total U.S. Bond Market ETF	92,835

	International Equity — 25.2%
16,104	iShares MSCI EAFE ETF	1,027,274
6,016	iShares MSCI Emerging Markets ETF	245,273

	Total International Equity	1,272,547

	U.S. Equity — 54.7%
2,366	iShares Russell 2000 ETF	252,263
2,075	iShares Russell Mid-Cap ETF	288,570
28,857	Vanguard S&P 500 ETF	2,221,989

	Total U.S. Equity	2,762,822

	Total Exchange Traded Funds (Cost $3,985,669)	4,128,204

Investment Companies — 17.6% (b)
	Alternative Assets — 4.0%
7,953	JPMorgan International Realty Fund, Class R5 Shares	82,628
10,411	JPMorgan Realty Income Fund, Class R5 Shares	121,284

	Total Alternative Assets	203,912

	Fixed Income — 8.4%
7,373	JPMorgan Core Bond Fund, Class R6 Shares	85,900
2,611	JPMorgan Corporate Bond Fund, Class R6 Shares	24,886
5,967	JPMorgan Emerging Markets Debt Fund, Class R6 Shares	48,752
162	JPMorgan Emerging Markets Local Currency Debt Fund, Class R6 Shares	1,539
32,497	JPMorgan High Yield Fund, Class R6 Shares	261,927

	Total Fixed Income	423,004

	International Equity — 4.9%
8,506	JPMorgan Emerging Economies Fund, Class R5 Shares	112,453
5,993	JPMorgan Emerging Markets Equity Fund, Institutional Class Shares	135,624

	Total International Equity	248,077

	Money Market — 0.3%
15,016	JPMorgan Prime Money Market Fund, Institutional Class Shares 0.010% (l) (m)	15,016

	Total Investment Companies (Cost $889,679)	890,009

	Total Investments — 99.3% (Cost $4,875,348)	5,018,213
	Other Assets in Excess of Liabilities — 0.7%	34,942

	NET ASSETS — 100.0%	$5,053,155

Percentages indicated are based on net assets.

JPMorgan SmartRetirement Blend 2045 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

EAFE	—	Europe, Australasia, and Far East
ETF	—	Exchange Traded Fund
MSCI	—	Morgan Stanley Capital International

(b)	—	Investment in affiliate. Fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of September 30, 2013.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

Detailed information about investment portfolios of the affiliated underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website.

As of September 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$154,238
Aggregate gross unrealized depreciation	(11,373)

Net unrealized appreciation/depreciation	$142,865

Federal income tax cost of investments	$4,875,348

JPMorgan SmartRetirement Blend 2045 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$5,018,213	$—	$—	$5,018,213

(a)	Portfolio holdings designated as Level 1 are disclosed individually on the SOI. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers between any levels during the year ended September 30, 2013.

JPMorgan SmartRetirement Blend 2050 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Exchange Traded Funds — 81.8%
	Fixed Income — 2.1%
1,166	iShares Core Total U.S. Bond Market ETF	124,995

	International Equity — 25.3%
19,535	iShares MSCI EAFE ETF	1,246,138
7,282	iShares MSCI Emerging Markets ETF	296,887

	Total International Equity	1,543,025

	U.S. Equity — 54.4%
2,867	iShares Russell 2000 ETF	305,680
2,518	iShares Russell Mid-Cap ETF	350,178
34,678	Vanguard S&P 500 ETF	2,670,206

	Total U.S. Equity	3,326,064

	Total Exchange Traded Funds (Cost $4,789,459)	4,994,084

Investment Companies — 17.7% (b)
	Alternative Assets — 4.4%
10,320	JPMorgan International Realty Fund, Class R5 Shares	107,220
13,644	JPMorgan Realty Income Fund, Class R5 Shares	158,954

	Total Alternative Assets	266,174

	Fixed Income — 8.0%
8,857	JPMorgan Core Bond Fund, Class R6 Shares	103,188
3,021	JPMorgan Corporate Bond Fund, Class R6 Shares	28,790
6,424	JPMorgan Emerging Markets Debt Fund, Class R6 Shares	52,484
93	JPMorgan Emerging Markets Local Currency Debt Fund, Class R6 Shares	879
37,953	JPMorgan High Yield Fund, Class R6 Shares	305,902

	Total Fixed Income	491,243

	International Equity — 4.9%
10,192	JPMorgan Emerging Economies Fund, Class R5 Shares	134,744
7,307	JPMorgan Emerging Markets Equity Fund, Institutional Class Shares	165,367

	Total International Equity	300,111

	Money Market — 0.4%
24,562	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (l) (m)	24,562

	Total Investment Companies (Cost $1,070,880)	1,082,090

	Total Investments — 99.5% (Cost $5,860,339)	6,076,174
	Other Assets in Excess of Liabilities — 0.5%	33,409

	NET ASSETS — 100.0%	$6,109,583

Percentages indicated are based on net assets.

JPMorgan SmartRetirement Blend 2050 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

EAFE	—	Europe, Australasia, and Far East
ETF	—	Exchange Traded Fund
MSCI	—	Morgan Stanley Capital International
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of September 30, 2013.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website.

As of September 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$219,529
Aggregate gross unrealized depreciation	(3,694)

Net unrealized appreciation/depreciation	$215,835

Federal income tax cost of investments	$5,860,339

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$6,076,174	$—	$—	$6,076,174

(a)	All portfolio holdings designated as Level 1 are disclosed individually on the SOI. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers between any levels during the period ended September 30, 2013.

JPMorgan SmartRetirement Blend 2055 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Exchange Traded Funds — 79.4%
	Fixed Income — 1.7%
243	iShares Core Total U.S. Bond Market ETF (m)	26,049

	International Equity — 24.9%
4,770	iShares MSCI EAFE ETF	304,278
1,806	iShares MSCI Emerging Markets ETF	73,631

	Total International Equity	377,909

	U.S. Equity — 52.8%
701	iShares Russell 2000 ETF	74,741
616	iShares Russell Mid-Cap ETF	85,667
8,347	Vanguard S&P 500 ETF	642,719

	Total U.S. Equity	803,127

	Total Exchange Traded Funds (Cost $1,057,351)	1,207,085

Investment Companies — 17.4% (b)
	Alternative Assets — 4.6%
2,493	JPMorgan International Realty Fund, Class R5 Shares	25,904
3,789	JPMorgan Realty Income Fund, Class R5 Shares	44,143

	Total Alternative Assets	70,047

	Fixed Income — 8.1%
2,260	JPMorgan Core Bond Fund, Class R6 Shares	26,326
249	JPMorgan Corporate Bond Fund, Class R6 Shares	2,377
1,654	JPMorgan Emerging Markets Debt Fund, Class R6 Shares	13,515
114	JPMorgan Emerging Markets Local Currency Debt Fund, Class R6 Shares	1,088
9,845	JPMorgan High Yield Fund, Class R6 Shares	79,347

	Total Fixed Income	122,653

	International Equity — 4.7%
2,353	JPMorgan Emerging Economies Fund, Class R5 Shares	31,103
1,815	JPMorgan Emerging Markets Equity Fund, Institutional Class Shares	41,069

	Total International Equity	72,172

	Total Investment Companies (Cost $259,264)	264,872

	Total Investments — 96.8% (Cost $1,316,615)	1,471,957
	Other Assets in Excess of Liabilities — 3.2%	48,127

	NET ASSETS — 100.0%	$1,520,084

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

EAFE	—	Europe, Australasia, and Far East
ETF	—	Exchange Traded Fund
MSCI	—	Morgan Stanley Capital International
(b)	—	Investment in affiliate. Fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website.

As of September 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$161,972
Aggregate gross unrealized depreciation	(6,630)

Net unrealized appreciation/depreciation	$155,342

Federal income tax cost of investments	$1,316,615

JPMorgan SmartRetirement Blend 2055 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedules of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,471,957	$—	$—	$1,471,957

(a)	All portfolio holdings designated as Level 1 are disclosed individually on the SOI. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers between any levels during the period ended September 30, 2013.

JPMorgan SmartRetirement Blend Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Exchange Traded Funds — 51.4%
	Fixed Income — 16.6%
3,157	iShares Barclays TIPS Bond ETF	355,415
19,071	iShares Core Total U.S. Bond Market ETF	2,044,411

	Total Fixed Income	2,399,826

	International Equity — 11.6%
20,196	iShares MSCI EAFE ETF	1,288,303
3,987	iShares MSCI Emerging Markets ETF	162,550
4,496	SPDR S&P Global Natural Resources ETF	217,831

	Total International Equity	1,668,684

	U.S. Equity — 23.2%
3,482	iShares Russell 2000 ETF	371,251
2,201	iShares Russell Mid-Cap ETF	306,093
34,831	Vanguard S&P 500 ETF	2,681,987

	Total U.S. Equity	3,359,331

	Total Exchange Traded Funds (Cost $7,301,199)	7,427,841

Investment Companies — 49.5% (b)
	Alternative Assets — 3.2%
15,949	JPMorgan Commodities Strategy Fund, Class R6 Shares (a)	214,520
12,254	JPMorgan International Realty Fund, Class R5 Shares	127,323
10,791	JPMorgan Realty Income Fund, Class R5 Shares	125,715

	Total Alternative Assets	467,558

	Fixed Income — 34.6%
154,688	JPMorgan Core Bond Fund, Class R6 Shares	1,802,113
25,596	JPMorgan Corporate Bond Fund, Class R6 Shares	243,929
40,327	JPMorgan Emerging Markets Debt Fund, Class R6 Shares	329,472
4,622	JPMorgan Emerging Markets Local Currency Debt Fund, Class R6 Shares	43,910
35,500	JPMorgan Floating Rate Income Fund, Select Class Shares	356,070
186,431	JPMorgan High Yield Fund, Class R6 Shares	1,502,631
68,430	JPMorgan Inflation Managed Bond Fund, Class R6 Shares	715,089

	Total Fixed Income	4,993,214

	International Equity — 1.2%
6,398	JPMorgan Emerging Economies Fund, Class R5 Shares	84,579
3,826	JPMorgan Emerging Markets Equity Fund, Institutional Class Shares	86,572

	Total International Equity	171,151

	Money Market — 10.5%
1,519,455	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (l) (m)	1,519,455

	Total Investment Companies (Cost $7,200,010)	7,151,378

	Total Investments — 100.9% (Cost $14,501,209)	14,579,219
	Liabilities in Excess of Other Assets — (0.9)%	(125,877)

	NET ASSETS — 100.0%	$14,453,342

Percentages indicated are based on net assets.

JPMorgan SmartRetirement Blend Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

EAFE	—	Europe, Australasia, and Far East
ETF	—	Exchange Traded Fund
MSCI	—	Morgan Stanley Capital International
SPDR	—	Standard & Poor’s Depositary Receipts
TIPS	—	Treasury Inflation Protected Security
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of September 30, 2013.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website.

As of September 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$158,847
Aggregate gross unrealized depreciation	(80,837)

Net unrealized appreciation/depreciation	$78,010

Federal income tax cost of investments	$14,501,209

JPMorgan SmartRetirement Blend Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$14,579,219	$—	$—	$14,579,219

(a)	All portfolio holdings designated as Level 1 are disclosed individually on the SOI. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers between any levels during the period ended September 30, 2013.

JPMorgan U.S. Dynamic Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Long Positions — 129.6% (j)
Common Stocks — 125.2%
Consumer Discretionary — 16.9%
	Automobiles — 0.6%
65	Ford Motor Co.	1,090

	Diversified Consumer Services — 3.6%
194	H&R Block, Inc.	5,176
93	Service Corp. International	1,726

		6,902

	Household Durables — 0.7%
9	Jarden Corp. (a)	438
31	PulteGroup, Inc.	514
2	Whirlpool Corp.	337

		1,289

	Media — 4.5%
78	Comcast Corp., Class A	3,537
29	Time Warner, Inc.	1,922
24	Viacom, Inc., Class B	1,983
2	Washington Post Co. (The), Class B	1,223

		8,665

	Multiline Retail — 1.2%
53	Macy’s, Inc.	2,289

	Specialty Retail — 6.3%
17	GameStop Corp., Class A	824
9	Gap, Inc. (The)	350
91	Home Depot, Inc. (The)	6,935
54	Lowe’s Cos., Inc.	2,552
19	PetSmart, Inc.	1,434

		12,095

	Total Consumer Discretionary	32,330

Consumer Staples — 11.3%
	Beverages — 0.7%
27	Molson Coors Brewing Co., Class B	1,341

	Food & Staples Retailing — 3.8%
18	CVS Caremark Corp.	1,015
116	Kroger Co. (The)	4,683
31	Walgreen Co.	1,656

		7,354

	Food Products — 3.3%
26	Archer-Daniels-Midland Co.	965
54	ConAgra Foods, Inc.	1,650
57	Ingredion, Inc.	3,779

		6,394

	Household Products — 1.9%
40	Energizer Holdings, Inc.	3,675

	Personal Products — 0.5%
10	Nu Skin Enterprises, Inc., Class A	976

	Tobacco — 1.1%
23	Philip Morris International, Inc.	2,003

	Total Consumer Staples	21,743

Energy — 9.6%
	Energy Equipment & Services — 0.8%
25	Diamond Offshore Drilling, Inc.	1,558

	Oil, Gas & Consumable Fuels — 8.8%
56	Chevron Corp.	6,765
70	ConocoPhillips	4,835
32	Exxon Mobil Corp.	2,764
24	Phillips 66	1,396
5	Tesoro Corp.	198
30	Western Refining, Inc.	900

		16,858

	Total Energy	18,416

Financials — 14.6%
	Capital Markets — 1.3%
13	Goldman Sachs Group, Inc. (The)	2,025
16	Morgan Stanley	439

		2,464

	Commercial Banks — 3.2%
149	Wells Fargo & Co.	6,172

	Consumer Finance — 3.1%
98	Discover Financial Services	4,976
42	SLM Corp.	1,051

		6,027

	Diversified Financial Services — 1.6%
61	Citigroup, Inc.	2,958

	Insurance — 4.0%
55	Allstate Corp. (The)	2,758
8	Lincoln National Corp.	344
5	PartnerRe Ltd., (Bermuda)	412
25	Prudential Financial, Inc.	1,918
7	RenaissanceRe Holdings Ltd., (Bermuda)	625

JPMorgan U.S. Dynamic Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Long Positions — Continued
	Insurance — Continued
16	Travelers Cos., Inc. (The)	1,345
7	Validus Holdings Ltd., (Bermuda)	266

		7,668

	Real Estate Investment Trusts (REITs) — 1.4%
60	Extra Space Storage, Inc.	2,752

	Total Financials	28,041

Health Care — 22.2%
	Biotechnology — 4.4%
57	Amgen, Inc.	6,356
19	Gilead Sciences, Inc. (a)	1,168
12	Vertex Pharmaceuticals, Inc. (a)	935

		8,459

	Health Care Equipment & Supplies — 5.2%
39	Abbott Laboratories	1,279
79	CareFusion Corp. (a)	2,926
110	Medtronic, Inc.	5,879

		10,084

	Health Care Providers & Services — 7.5%
72	AmerisourceBergen Corp.	4,417
39	McKesson Corp.	4,940
33	Omnicare, Inc.	1,815
38	WellPoint, Inc.	3,135

		14,307

	Pharmaceuticals — 5.1%
24	AbbVie, Inc.	1,084
13	Eli Lilly & Co.	639
8	Endo Health Solutions, Inc. (a)	382
269	Pfizer, Inc.	7,729

		9,834

	Total Health Care	42,684

Industrials — 11.6%
	Aerospace & Defense — 5.2%
36	Boeing Co. (The)	4,277
26	Honeywell International, Inc.	2,190
3	Northrop Grumman Corp.	286
42	Raytheon Co.	3,251

		10,004

	Air Freight & Logistics — 0.2%
4	United Parcel Service, Inc., Class B	352

	Airlines — 1.1%
89	Delta Air Lines, Inc.	2,093

	Commercial Services & Supplies — 0.7%
80	R.R. Donnelley & Sons Co.	1,271

	Construction & Engineering — 2.0%
121	AECOM Technology Corp. (a)	3,793

	Industrial Conglomerates — 1.1%
30	Danaher Corp.	2,103

	Machinery — 0.9%
19	Ingersoll-Rand plc, (Ireland)	1,205
11	Oshkosh Corp. (a)	514

		1,719

	Professional Services — 0.3%
7	Dun & Bradstreet Corp. (The)	676

	Road & Rail — 0.1%
1	Union Pacific Corp.	186

	Total Industrials	22,197

Information Technology — 27.7%
	Communications Equipment — 1.8%
148	Cisco Systems, Inc.	3,459

	Computers & Peripherals — 6.9%
1	Apple, Inc.	334
219	Hewlett-Packard Co.	4,597
20	Lexmark International, Inc., Class A	644
20	NetApp, Inc.	865
26	Seagate Technology plc, (Ireland)	1,137
89	Western Digital Corp.	5,636

		13,213

	Internet Software & Services — 4.8%
75	AOL, Inc. (a)	2,604
14	VeriSign, Inc. (a)	692
175	Yahoo!, Inc. (a)	5,816

		9,112

	IT Services — 4.6%
19	Amdocs Ltd.	707
108	Computer Sciences Corp.	5,598
13	Visa, Inc., Class A	2,571

		8,876

	Semiconductors & Semiconductor Equipment — 2.6%
37	Applied Materials, Inc.	647
20	Broadcom Corp., Class A	510
14	Freescale Semiconductor Ltd. (a)	240
25	KLA-Tencor Corp.	1,533

JPMorgan U.S. Dynamic Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Long Positions — Continued
	Semiconductors & Semiconductor Equipment — Continued
41	Lam Research Corp. (a)	2,109

		5,039

	Software — 7.0%
209	Microsoft Corp.	6,957
36	Oracle Corp.	1,197
227	Rovi Corp. (a)	4,357
40	Symantec Corp.	983

		13,494

	Total Information Technology	53,193

Materials — 3.1%
	Chemicals — 2.0%
23	LyondellBasell Industries N.V., Class A	1,662
13	PPG Industries, Inc.	2,112

		3,774

	Containers & Packaging — 1.1%
29	Avery Dennison Corp.	1,245
23	Bemis Co., Inc.	893

		2,138

	Total Materials	5,912

Telecommunication Services — 2.6%
	Diversified Telecommunication Services — 2.6%
104	AT&T, Inc.	3,526
33	Verizon Communications, Inc.	1,538

	Total Telecommunication Services	5,064

Utilities — 5.6%
	Gas Utilities — 2.7%
131	UGI Corp.	5,112

	Independent Power Producers & Energy Traders — 2.9%
419	AES Corp.	5,574

	Total Utilities	10,686

	Total Common Stocks (Cost $196,246)	240,266

Short-Term Investment — 4.4%
	Investment Company — 4.4%
8,384	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (m) (Cost $8,384)	8,384

	Total Investments — 129.6% (Cost $204,630)	248,650
	Liabilities in Excess of Other Assets — (29.6)%	(56,773)

	NET ASSETS — 100.0%	$191,877

Short Positions — 29.1%
Common Stocks — 29.1%
Consumer Discretionary — 6.4%
	Hotels, Restaurants & Leisure — 2.1%
42	McDonald’s Corp.	4,067

	Internet & Catalog Retail — 1.0%
6	Amazon.com, Inc. (a)	1,926

	Media — 1.4%
14	Charter Communications, Inc., Class A (a)	1,860
12	Walt Disney Co. (The)	748

		2,608

	Multiline Retail — 1.9%
50	Family Dollar Stores, Inc.	3,615

	Total Consumer Discretionary	12,216

Consumer Staples — 1.0%
	Food & Staples Retailing — 1.0%
18	United Natural Foods, Inc. (a)	1,224
8	Wal-Mart Stores, Inc.	621

	Total Consumer Staples	1,845

Health Care — 7.1%
	Biotechnology — 0.3%
2	Biogen Idec, Inc. (a)	530

	Health Care Equipment & Supplies — 2.1%
7	Cooper Cos., Inc. (The)	908
8	Intuitive Surgical, Inc. (a)	3,123

		4,031

	Health Care Providers & Services — 0.9%
41	Brookdale Senior Living, Inc. (a)	1,083
16	Catamaran Corp. (a)	717

		1,800

	Pharmaceuticals — 3.8%
76	Bristol-Myers Squibb Co.	3,508

JPMorgan U.S. Dynamic Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Short Positions — Continued
	Pharmaceuticals — Continued
27	Johnson & Johnson	2,381
28	Merck & Co., Inc.	1,324

		7,213

	Total Health Care	13,574

Industrials — 3.1%
	Commercial Services & Supplies — 2.2%
37	Stericycle, Inc. (a)	4,212

	Trading Companies & Distributors — 0.9%
37	Fastenal Co.	1,841

	Total Industrials	6,053

Information Technology — 9.2%
	Electronic Equipment, Instruments & Components — 2.9%
26	IPG Photonics Corp.	1,436
87	National Instruments Corp.	2,681
51	Trimble Navigation Ltd. (a)	1,518

		5,635

	Internet Software & Services — 2.3%
14	Facebook, Inc., Class A (a)	713
2	Google, Inc., Class A (a)	1,489
41	Rackspace Hosting, Inc. (a)	2,158

		4,360

	IT Services — 1.7%
11	International Business Machines Corp.	1,963
32	Paychex, Inc.	1,313

		3,276

	Software — 2.3%
71	Salesforce.com, Inc. (a)	3,659
16	ServiceNow, Inc. (a)	821

		4,480

	Total Information Technology	17,751

Utilities — 2.3%
	Electric Utilities — 1.1%
33	Duke Energy Corp.	2,189

	Multi-Utilities — 1.2%
36	Dominion Resources, Inc.	2,262

	Total Utilities	4,451

	Total Short Positions (Proceeds $51,296)	$55,890

Percentages indicated are based on net assets.

JPMorgan U.S. Dynamic Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 09/30/13	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
88	E-mini S&P 500	12/20/13	$7,367	$(66)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(j)	—	All or a portion of these securities are segregated for short sales.
(l)	—	The rate shown is the current yield as of September 30, 2013.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of September 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$45,448
Aggregate gross unrealized depreciation	(1,428)

Net unrealized appreciation/depreciation	$44,020

Federal income tax cost of investments	$204,630

JPMorgan U.S. Dynamic Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$248,650	$—	$—	$248,650
Total Liabilities in Securities Sold Short (a)	(55,890)	—	—	(55,890)
Depreciation in Other Financial Instruments Futures Contracts	$(66)	$—	$—	$(66)

(a)	All portfolio holdings designated as Level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers between any levels during the period ended September 30, 2013.

JPMorgan U.S. Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 99.1%
Consumer Discretionary — 16.5%
	Auto Components — 1.1%
89	Delphi Automotive plc, (United Kingdom)	5,213
1,353	Johnson Controls, Inc.	56,148
82	Lear Corp.	5,833
163	Magna International, Inc., (Canada)	13,490
184	TRW Automotive Holdings Corp. (a)	13,145

		93,829

	Automobiles — 1.5%
3,574	General Motors Co. (a)	128,545
22	Tesla Motors, Inc. (a)	4,198

		132,743

	Hotels, Restaurants & Leisure — 1.2%
285	McDonald’s Corp.	27,391
523	Royal Caribbean Cruises Ltd.	20,032
235	Starbucks Corp.	18,112
551	Yum! Brands, Inc.	39,342

		104,877

	Household Durables — 0.6%
408	Lennar Corp., Class A	14,434
5	NVR, Inc. (a)	4,366
958	PulteGroup, Inc.	15,811
461	Toll Brothers, Inc. (a)	14,966

		49,577

	Internet & Catalog Retail — 1.6%
262	Amazon.com, Inc. (a)	81,882
129	Expedia, Inc.	6,675
9	Netflix, Inc. (a)	2,853
51	priceline.com, Inc. (a)	51,834

		143,244

	Media — 5.8%
788	CBS Corp. (Non-Voting), Class B	43,452
3,458	Comcast Corp., Class A	156,125
100	Discovery Communications, Inc., Class A (a)	8,458
612	DISH Network Corp., Class A	27,548
74	Liberty Global plc, (United Kingdom), Class A (a)	5,854
319	Time Warner Cable, Inc.	35,574
2,991	Time Warner, Inc.	196,805
552	Walt Disney Co. (The)	35,627

		509,443

	Multiline Retail — 0.6%
201	Macy’s, Inc.	8,690
141	Nordstrom, Inc.	7,919
514	Target Corp.	32,914

		49,523

	Specialty Retail — 3.2%
75	AutoZone, Inc. (a)	31,822
133	Gap, Inc. (The)	5,371
1,560	Home Depot, Inc. (The)	118,291
1,399	Lowe’s Cos., Inc.	66,604
964	TJX Cos., Inc.	54,373

		276,461

	Textiles, Apparel & Luxury Goods — 0.9%
275	Lululemon Athletica, Inc., (Canada) (a)	20,076
158	Michael Kors Holdings Ltd., (Hong Kong) (a)	11,755
226	V.F. Corp.	44,886

		76,717

	Total Consumer Discretionary	1,436,414

Consumer Staples — 6.9%
	Beverages — 1.8%
2,435	Coca-Cola Co. (The)	92,227
79	Constellation Brands, Inc., Class A (a)	4,550
819	PepsiCo, Inc.	65,083

		161,860

	Food & Staples Retailing — 1.1%
87	Costco Wholesale Corp.	10,028
1,398	CVS Caremark Corp.	79,314
163	Whole Foods Market, Inc.	9,553

		98,895

	Food Products — 1.7%
870	Archer-Daniels-Midland Co.	32,035
943	General Mills, Inc.	45,200
43	Green Mountain Coffee Roasters, Inc. (a)	3,271
2,081	Mondelez International, Inc., Class A	65,389

		145,895

	Household Products — 1.4%
319	Colgate-Palmolive Co.	18,935
51	Kimberly-Clark Corp.	4,782
1,284	Procter & Gamble Co. (The)	97,032

		120,749

	Personal Products — 0.0% (g)
35	Estee Lauder Cos., Inc. (The), Class A	2,476

	Tobacco — 0.9%
869	Philip Morris International, Inc.	75,286

	Total Consumer Staples	605,161

JPMorgan U.S. Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
Energy — 10.4%
	Energy Equipment & Services — 2.6%
512	Cameron International Corp. (a)	29,866
738	Ensco plc, (United Kingdom), Class A	39,648
68	FMC Technologies, Inc. (a)	3,791
163	National Oilwell Varco, Inc.	12,749
1,552	Schlumberger Ltd.	137,153

		223,207

	Oil, Gas & Consumable Fuels — 7.8%
502	Anadarko Petroleum Corp.	46,676
227	Apache Corp.	19,325
256	Cabot Oil & Gas Corp.	9,549
310	Cheniere Energy, Inc. (a)	10,574
1,312	Chevron Corp.	159,447
599	ConocoPhillips	41,626
15	Continental Resources, Inc. (a)	1,624
186	EOG Resources, Inc.	31,553
1,332	Exxon Mobil Corp.	114,593
818	Marathon Oil Corp.	28,540
627	Marathon Petroleum Corp.	40,353
948	Occidental Petroleum Corp.	88,643
523	Phillips 66	30,257
98	Tesoro Corp.	4,323
613	Valero Energy Corp.	20,941
985	Williams Cos., Inc. (The)	35,823

		683,847

	Total Energy	907,054

Financials — 15.2%
	Capital Markets — 2.8%
286	Ameriprise Financial, Inc.	26,084
8	BlackRock, Inc.	2,060
189	Goldman Sachs Group, Inc. (The)	29,860
1,797	Invesco Ltd.	57,323
2,767	Morgan Stanley	74,566
682	State Street Corp.	44,817
67	T. Rowe Price Group, Inc.	4,824
255	TD Ameritrade Holding Corp.	6,685

		246,219

	Commercial Banks — 2.5%
391	East West Bancorp, Inc.	12,481
544	Huntington Bancshares, Inc.	4,492
62	PNC Financial Services Group, Inc. (The)	4,465
161	SunTrust Banks, Inc.	5,207
93	SVB Financial Group (a)	8,006
4,416	Wells Fargo & Co.	182,485

		217,136

	Consumer Finance — 0.8%
119	American Express Co.	8,957
850	Capital One Financial Corp.	58,404

		67,361

	Diversified Financial Services — 4.2%
10,328	Bank of America Corp.	142,521
3,111	Citigroup, Inc.	150,907
386	IntercontinentalExchange, Inc. (a)	70,000
92	Moody’s Corp.	6,461

		369,889

	Insurance — 4.1%
1,458	ACE Ltd., (Switzerland)	136,418
207	Aflac, Inc.	12,862
210	Aon plc, (United Kingdom)	15,660
177	Everest Re Group Ltd., (Bermuda)	25,705
1,072	Hartford Financial Services Group, Inc.	33,372
258	Lincoln National Corp.	10,821
550	Marsh & McLennan Cos., Inc.	23,933
1,455	MetLife, Inc.	68,326
63	PartnerRe Ltd., (Bermuda)	5,758
84	Prudential Financial, Inc.	6,582
150	RenaissanceRe Holdings Ltd., (Bermuda)	13,547

		352,984

	Real Estate Investment Trusts (REITs) — 0.8%
48	American Tower Corp.	3,537
106	Boston Properties, Inc.	11,354
246	CBL & Associates Properties, Inc.	4,691
82	Extra Space Storage, Inc.	3,756
136	Highwoods Properties, Inc.	4,788
265	Simon Property Group, Inc.	39,348

		67,474

	Total Financials	1,321,063

Health Care — 13.2%
	Biotechnology — 3.7%
45	Aegerion Pharmaceuticals, Inc. (a)	3,831
376	Alexion Pharmaceuticals, Inc. (a)	43,660
511	Biogen Idec, Inc. (a)	122,949
573	Celgene Corp. (a)	88,197
316	Gilead Sciences, Inc. (a)	19,875
50	Regeneron Pharmaceuticals, Inc. (a)	15,741
382	Vertex Pharmaceuticals, Inc. (a)	28,940

		323,193

	Health Care Equipment & Supplies — 0.5%
613	Baxter International, Inc.	40,284
2	Covidien plc, (Ireland)	102

JPMorgan U.S. Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Health Care Equipment & Supplies — Continued
11	Intuitive Surgical, Inc. (a)	4,238

		44,624

	Health Care Providers & Services — 3.0%
106	Aetna, Inc.	6,792
80	AmerisourceBergen Corp.	4,874
251	Cardinal Health, Inc.	13,109
62	Catamaran Corp. (a)	2,869
86	Cigna Corp.	6,635
496	DaVita HealthCare Partners, Inc. (a)	28,214
483	Humana, Inc.	45,033
2,175	UnitedHealth Group, Inc.	155,744

		263,270

	Health Care Technology — 0.1%
144	Cerner Corp. (a)	7,573

	Life Sciences Tools & Services — 0.3%
89	Mettler-Toledo International, Inc. (a)	21,334

	Pharmaceuticals — 5.6%
113	Allergan, Inc.	10,187
2,753	Bristol-Myers Squibb Co.	127,425
3,568	Johnson & Johnson	309,337
713	Merck & Co., Inc.	33,924
5	Novo Nordisk A/S, (Denmark), ADR	912
78	Valeant Pharmaceuticals International, Inc. (a)	8,187

		489,972

	Total Health Care	1,149,966

Industrials — 10.9%
	Aerospace & Defense — 3.8%
1,552	Honeywell International, Inc.	128,862
31	Precision Castparts Corp.	6,976
1,809	United Technologies Corp.	195,059

		330,897

	Airlines — 0.3%
939	Delta Air Lines, Inc.	22,149
155	United Continental Holdings, Inc. (a)	4,761

		26,910

	Building Products — 0.4%
62	Fortune Brands Home & Security, Inc.	2,584
1,633	Masco Corp.	34,749

		37,333

	Construction & Engineering — 1.3%
1,597	Fluor Corp.	113,324

	Electrical Equipment — 1.0%
142	Eaton Corp. plc, (Ireland)	9,806
1,213	Emerson Electric Co.	78,469

		88,275

	Machinery — 1.6%
47	Cummins, Inc.	6,285
1,720	PACCAR, Inc.	95,717
78	Pentair Ltd., (Switzerland)	5,087
289	SPX Corp.	24,430
133	WABCO Holdings, Inc. (a)	11,207

		142,726

	Road & Rail — 2.0%
2,912	CSX Corp.	74,960
83	J.B. Hunt Transport Services, Inc.	6,082
61	Kansas City Southern	6,719
310	Norfolk Southern Corp.	23,985
388	Union Pacific Corp.	60,243

		171,989

	Trading Companies & Distributors — 0.5%
153	W.W. Grainger, Inc.	40,115

	Total Industrials	951,569

Information Technology — 20.4%
	Communications Equipment — 2.9%
6,467	Cisco Systems, Inc.	151,451
1,458	QUALCOMM, Inc.	98,180

		249,631

	Computers & Peripherals — 2.6%
356	Apple, Inc.	169,840
65	EMC Corp.	1,659
1,943	Hewlett-Packard Co.	40,770
270	SanDisk Corp.	16,066

		228,335

	Electronic Equipment, Instruments & Components — 0.0% (g)
47	Amphenol Corp., Class A	3,599

	Internet Software & Services — 4.4%
9	Baidu, Inc., (China), ADR (a)	1,459
1,414	eBay, Inc. (a)	78,884
670	Facebook, Inc., Class A (a)	33,671
268	Google, Inc., Class A (a)	234,394
130	LinkedIn Corp., Class A (a)	31,903

		380,311

	IT Services — 2.3%
74	Alliance Data Systems Corp. (a)	15,732
393	Cognizant Technology Solutions Corp., Class A (a)	32,244
661	Genpact Ltd., (Bermuda) (a)	12,478

JPMorgan U.S. Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	IT Services — Continued
64	MasterCard, Inc., Class A	43,353
515	Visa, Inc., Class A	98,352

		202,159

	Semiconductors & Semiconductor Equipment — 4.2%
154	Altera Corp.	5,714
1,271	Applied Materials, Inc.	22,294
239	ARM Holdings plc, (United Kingdom), ADR	11,497
209	ASML Holding N.V., (Netherlands)	20,658
2,974	Avago Technologies Ltd., (Singapore)	128,225
1,221	Broadcom Corp., Class A	31,748
648	Freescale Semiconductor Ltd. (a)	10,796
582	KLA-Tencor Corp.	35,389
1,566	Lam Research Corp. (a)	80,174
147	Maxim Integrated Products, Inc.	4,392
1,372	ON Semiconductor Corp. (a)	10,012
268	Teradyne, Inc. (a)	4,428
72	Xilinx, Inc.	3,365

		368,692

	Software — 4.0%
742	Adobe Systems, Inc. (a)	38,556
443	Citrix Systems, Inc. (a)	31,284
5,147	Microsoft Corp.	171,459
2,533	Oracle Corp.	84,020
151	Salesforce.com, Inc. (a)	7,826
139	VMware, Inc., Class A (a)	11,252

		344,397

	Total Information Technology	1,777,124

Materials — 2.8%
	Chemicals — 1.8%
348	Air Products & Chemicals, Inc.	37,100
644	Axiall Corp.	24,327
1,100	Dow Chemical Co. (The)	42,223
47	Ecolab, Inc.	4,600
26	FMC Corp.	1,860
139	LyondellBasell Industries N.V., Class A	10,178
224	Methanex Corp., (Canada)	11,472
53	Monsanto Co.	5,518
35	PPG Industries, Inc.	5,854
71	Sherwin-Williams Co. (The)	13,020

		156,152

	Containers & Packaging — 0.2%
96	Avery Dennison Corp.	4,173
57	Ball Corp.	2,546
241	Crown Holdings, Inc. (a)	10,173

		16,892

	Metals & Mining — 0.8%
1,890	Alcoa, Inc.	15,344
1,318	Freeport-McMoRan Copper & Gold, Inc.	43,605
789	United States Steel Corp.	16,249

		75,198

	Total Materials	248,242

Telecommunication Services — 0.8%
	Diversified Telecommunication Services — 0.8%
1,406	Verizon Communications, Inc.	65,616

Utilities — 2.0%
	Electric Utilities — 1.3%
438	Edison International	20,166
708	NextEra Energy, Inc.	56,771
1,335	Xcel Energy, Inc.	36,869

		113,806

	Multi-Utilities — 0.7%
244	CMS Energy Corp.	6,430
272	DTE Energy Co.	17,974
584	NiSource, Inc.	18,048
174	Sempra Energy	14,889

		57,341

	Total Utilities	171,147

	Total Common Stocks (Cost $6,310,607)	8,633,356

Short-Term Investment — 1.5%
	Investment Company — 1.5%
130,702	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (m) (Cost $130,702)	130,702

	Total Investments — 100.6% (Cost $6,441,309)	8,764,058
	Liabilities in Excess of Other Assets — (0.6)%	(54,349)

	NET ASSETS — 100.0%	$8,709,709

Percentages indicated are based on net assets.

JPMorgan U.S. Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 09/30/13	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
390	E-mini S&P 500	12/20/13	$32,649	$(78)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.1%.
(l)	—	The rate shown is the current yield as of September 30, 2013.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of September 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,351,361
Aggregate gross unrealized depreciation	(28,612)

Net unrealized appreciation/depreciation	$2,322,749

Federal income tax cost of investments	$6,441,309

JPMorgan U.S. Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$8,764,058	$—	$—	$8,764,058
Depreciation in Other Financial Instruments
Futures Contracts	$(78)	$—	$—	$(78)

(a)	All portfolio holdings designated as Level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers between any levels during the period ended September 30, 2013.

JPMorgan U.S. Large Cap Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long Positions — 125.8% (j)
Common Stocks — 122.6%
	Consumer Discretionary — 18.8%
	Auto Components — 0.9%
1,648	Johnson Controls, Inc.	68,373
130	TRW Automotive Holdings Corp. (a)	9,276

		77,649

	Automobiles — 2.5%
6,035	General Motors Co. (a)	217,095

	Hotels, Restaurants & Leisure — 2.2%
1,058	McDonald’s Corp.	101,775
762	Royal Caribbean Cruises Ltd.	29,182
63	Starbucks Corp.	4,812
799	Yum! Brands, Inc.	57,041

		192,810

	Household Durables — 0.7%
687	Lennar Corp., Class A	24,330
10	NVR, Inc. (a)	8,915
714	PulteGroup, Inc.	11,784
656	Toll Brothers, Inc. (a)	21,285

		66,314

	Internet & Catalog Retail — 1.4%
218	Amazon.com, Inc. (a)	68,290
273	Expedia, Inc.	14,152
40	priceline.com, Inc. (a)	40,536

		122,978

	Media — 6.7%
608	CBS Corp. (Non-Voting), Class B	33,530
3,601	Comcast Corp., Class A	162,589
600	DISH Network Corp., Class A	26,992
187	Time Warner Cable, Inc.	20,857
4,660	Time Warner, Inc.	306,683
574	Walt Disney Co. (The)	37,001

		587,652

	Multiline Retail — 0.4%
180	Nordstrom, Inc.	10,129
372	Target Corp.	23,796

		33,925

	Specialty Retail — 3.3%
83	AutoZone, Inc. (a)	34,921
1,526	Home Depot, Inc. (The)	115,712
1,257	Lowe’s Cos., Inc.	59,829
1,346	TJX Cos., Inc.	75,893

		286,355

	Textiles, Apparel & Luxury Goods — 0.7%
279	Lululemon Athletica, Inc., (Canada) (a)	20,415
214	V.F. Corp.	42,499

		62,914

	Total Consumer Discretionary	1,647,692

	Consumer Staples — 9.0%
	Beverages — 2.4%
236	Beam, Inc.	15,273
2,973	Coca-Cola Co. (The)	112,626
226	Constellation Brands, Inc., Class A (a)	12,992
9	Molson Coors Brewing Co., Class B	451
891	PepsiCo, Inc.	70,808

		212,150

	Food & Staples Retailing — 1.2%
224	Costco Wholesale Corp.	25,821
1,335	CVS Caremark Corp.	75,751

		101,572

	Food Products — 2.2%
885	Archer-Daniels-Midland Co.	32,591
1,326	General Mills, Inc.	63,542
2,988	Mondelez International, Inc., Class A	93,877

		190,010

	Household Products — 2.1%
485	Colgate-Palmolive Co.	28,739
2,062	Procter & Gamble Co. (The)	155,858

		184,597

	Tobacco — 1.1%
1,144	Philip Morris International, Inc.	99,028

	Total Consumer Staples	787,357

	Energy — 13.0%
	Energy Equipment & Services — 3.7%
7	Baker Hughes, Inc.	324
530	Cameron International Corp. (a)	30,928
768	Ensco plc, (United Kingdom), Class A	41,285
3	National Oilwell Varco, Inc.	211
2,882	Schlumberger Ltd.	254,631

		327,379

	Oil, Gas & Consumable Fuels — 9.3%
461	Anadarko Petroleum Corp.	42,838
568	Apache Corp.	48,377
631	Cheniere Energy, Inc. (a)	21,526
1,162	Chevron Corp.	141,240
5	Concho Resources, Inc. (a)	594
802	ConocoPhillips	55,735

JPMorgan U.S. Large Cap Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Long Positions — Continued
		Oil, Gas & Consumable Fuels — Continued
297		EOG Resources, Inc.	50,255
1,200		Exxon Mobil Corp.	103,281
754		Marathon Oil Corp.	26,312
409		Marathon Petroleum Corp.	26,325
1,426		Occidental Petroleum Corp.	133,398
798		Phillips 66	46,125
402		QEP Resources, Inc.	11,118
396		Southwestern Energy Co. (a)	14,396
7		TransCanada Corp., (Canada)	325
361		Valero Energy Corp.	12,338
2,109		Williams Cos., Inc. (The)	76,670

			810,853

		Total Energy	1,138,232

		Financials — 18.0%
		Capital Markets — 3.8%
585		Ameriprise Financial, Inc.	53,265
328		Goldman Sachs Group, Inc. (The)	51,948
2,877		Invesco Ltd.	91,787
3,433		Morgan Stanley	92,530
437		State Street Corp.	28,709
524		TD Ameritrade Holding Corp.	13,712

			331,951

		Commercial Banks — 2.8%
15		East West Bancorp, Inc.	471
261		PNC Financial Services Group, Inc. (The)	18,940
534		SunTrust Banks, Inc.	17,325
2		SVB Financial Group (a)	213
4,928		Wells Fargo & Co.	203,641

			240,590

		Consumer Finance — 1.0%
244		American Express Co.	18,450
1,016		Capital One Financial Corp.	69,834

			88,284

		Diversified Financial Services — 4.3%
10,905		Bank of America Corp.	150,483
2,607		Citigroup, Inc.	126,447
546		IntercontinentalExchange, Inc. (a)	98,976

			375,906

		Insurance — 5.6%
2,763		ACE Ltd., (Switzerland)	258,490
173		Aon plc, (United Kingdom)	12,883
1,267		Hartford Financial Services Group, Inc.	39,422
960		Marsh & McLennan Cos., Inc.	41,815
2,211		MetLife, Inc.	103,787
364		RenaissanceRe Holdings Ltd., (Bermuda)	32,926

			489,323

		Real Estate Investment Trusts (REITs) — 0.5%
148		Alexandria Real Estate Equities, Inc.	9,446
100		Apartment Investment & Management Co., Class A	2,789
3		Boston Properties, Inc.	303
30		General Growth Properties, Inc.	581
–	(h)	Public Storage	32
232		Simon Property Group, Inc.	34,395
5		Vornado Realty Trust	413

			47,959

		Total Financials	1,574,013

		Health Care — 17.0%
		Biotechnology — 3.5%
152		Aegerion Pharmaceuticals, Inc. (a)	13,023
319		Alexion Pharmaceuticals, Inc. (a)	37,043
579		Biogen Idec, Inc. (a)	139,391
534		Celgene Corp. (a)	82,210
455		Vertex Pharmaceuticals, Inc. (a)	34,463

			306,130

		Health Care Equipment & Supplies — 0.7%
538		Baxter International, Inc.	35,349
24		Intuitive Surgical, Inc. (a)	9,150
238		Stryker Corp.	16,068

			60,567

		Health Care Providers & Services — 4.5%
872		Cardinal Health, Inc.	45,493
742		DaVita HealthCare Partners, Inc. (a)	42,211
410		Humana, Inc.	38,251
265		Quest Diagnostics, Inc.	16,365
3,487		UnitedHealth Group, Inc.	249,715

			392,035

		Health Care Technology — 0.0% (g)
16		Cerner Corp. (a)	817

		Life Sciences Tools & Services — 0.4%
151		Mettler-Toledo International, Inc. (a)	36,296

		Pharmaceuticals — 7.9%
9		Allergan, Inc.	828
3,838		Bristol-Myers Squibb Co.	177,619
5,115		Johnson & Johnson	443,409

JPMorgan U.S. Large Cap Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long Positions — Continued
	Pharmaceuticals — Continued
1,457	Merck & Co., Inc.	69,365

		691,221

	Total Health Care	1,487,066

	Industrials — 14.7%
	Aerospace & Defense — 5.4%
2,538	Honeywell International, Inc.	210,735
2,422	United Technologies Corp.	261,164

		471,899

	Air Freight & Logistics — 0.1%
83	FedEx Corp.	9,437

	Airlines — 0.6%
1,658	Delta Air Lines, Inc.	39,105
349	United Continental Holdings, Inc. (a)	10,729

		49,834

	Building Products — 0.5%
2,164	Masco Corp.	46,052

	Construction & Engineering — 2.2%
2,699	Fluor Corp.	191,513

	Electrical Equipment — 0.9%
287	Eaton Corp. plc, (Ireland)	19,730
926	Emerson Electric Co.	59,937

		79,667

	Industrial Conglomerates — 0.0% (g)
22	Danaher Corp.	1,503

	Machinery — 1.9%
2,147	PACCAR, Inc.	119,506
161	Pentair Ltd., (Switzerland)	10,468
378	SPX Corp.	31,955
8	WABCO Holdings, Inc. (a)	674

		162,603

	Road & Rail — 2.3%
4,116	CSX Corp.	105,941
737	Norfolk Southern Corp.	56,971
261	Union Pacific Corp.	40,586

		203,498

	Trading Companies & Distributors — 0.8%
145	MSC Industrial Direct Co., Inc., Class A	11,828
227	W.W. Grainger, Inc.	59,490

		71,318

	Total Industrials	1,287,324

	Information Technology — 25.5%
	Communications Equipment — 4.2%
9,001	Cisco Systems, Inc.	210,814
2,300	QUALCOMM, Inc.	154,926

		365,740

	Computers & Peripherals — 3.4%
499	Apple, Inc.	237,971
2,370	Hewlett-Packard Co.	49,715
229	SanDisk Corp.	13,620

		301,306

	Internet Software & Services — 5.2%
1,593	eBay, Inc. (a)	88,866
699	Facebook, Inc., Class A (a)	35,125
348	Google, Inc., Class A (a)	304,438
89	LinkedIn Corp., Class A (a)	21,798

		450,227

	IT Services — 2.4%
119	Alliance Data Systems Corp. (a)	25,264
371	Cognizant Technology Solutions Corp., Class A (a)	30,454
512	Genpact Ltd., (Bermuda) (a)	9,674
61	MasterCard, Inc., Class A	41,001
748	Paychex, Inc.	30,394
368	Visa, Inc., Class A	70,270

		207,057

	Semiconductors & Semiconductor Equipment — 5.8%
326	Altera Corp.	12,121
2,563	Applied Materials, Inc.	44,950
103	ASML Holding N.V., (Netherlands)	10,173
5,022	Avago Technologies Ltd., (Singapore)	216,531
1,392	Broadcom Corp., Class A	36,196
759	Freescale Semiconductor Ltd. (a)	12,638
599	KLA-Tencor Corp.	36,458
2,129	Lam Research Corp. (a)	108,981
420	Maxim Integrated Products, Inc.	12,511
1,352	ON Semiconductor Corp. (a)	9,872
563	Teradyne, Inc. (a)	9,297
23	Xilinx, Inc.	1,054

		510,782

	Software — 4.5%
598	Adobe Systems, Inc. (a)	31,064
481	Citrix Systems, Inc. (a)	33,991
6,876	Microsoft Corp.	229,025

JPMorgan U.S. Large Cap Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long Positions — Continued
	Software — Continued
3,001	Oracle Corp.	99,541

		393,621

	Total Information Technology	2,228,733

	Materials — 3.5%
	Chemicals — 2.0%
295	Air Products & Chemicals, Inc.	31,490
1,468	Axiall Corp.	55,463
1,762	Dow Chemical Co. (The)	67,643
456	Methanex Corp., (Canada)	23,404

		178,000

	Containers & Packaging — 0.0% (g)
6	Packaging Corp. of America	320

	Metals & Mining — 1.5%
539	Alcoa, Inc.	4,378
2,602	Freeport-McMoRan Copper & Gold, Inc.	86,062
1,785	United States Steel Corp.	36,756

		127,196

	Paper & Forest Products — 0.0% (g)
16	International Paper Co.	705

	Total Materials	306,221

	Telecommunication Services — 0.8%
	Diversified Telecommunication Services — 0.8%
1,559	Verizon Communications, Inc.	72,732

	Utilities — 2.3%
	Electric Utilities — 1.7%
517	Edison International	23,795
1,021	NextEra Energy, Inc.	81,875
1,476	Xcel Energy, Inc.	40,761

		146,431

	Gas Utilities — 0.2%
269	National Fuel Gas Co.	18,516
32	Questar Corp.	710

		19,226

	Multi-Utilities — 0.4%
12	CMS Energy Corp.	308
252	DTE Energy Co.	16,643
578	NiSource, Inc.	17,861
6	Sempra Energy	508

		35,320

	Water Utilities — 0.0% (g)
7	American Water Works Co., Inc.	306

	Total Utilities	201,283

	Total Common Stocks (Cost $7,973,346)	10,730,653

Exchange Traded Fund — 0.1%
129	iShares U.S. Real Estate ETF, (Cost $8,021)	8,250

Short-Term Investment — 3.1%
	Investment Company — 3.1%
268,006	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (m) (Cost $268,006)	268,006

	Total Investments — 125.8% (Cost $8,249,373)	11,006,909
	Liabilities in Excess of Other Assets — (25.8)%	(2,260,481)

	NET ASSETS — 100.0%	$8,746,428

Short Positions — 25.9%
Common Stocks — 25.9%
	Consumer Discretionary — 3.2%
	Auto Components — 0.1%
112	Autoliv, Inc., (Sweden)	9,746
6	Delphi Automotive plc, (United Kingdom)	339

		10,085

	Distributors — 0.3%
300	Genuine Parts Co.	24,291

	Hotels, Restaurants & Leisure — 0.0% (g)
9	Carnival Corp.	291
12	Darden Restaurants, Inc.	555

		846

	Household Durables — 0.3%
325	Harman International Industries, Inc.	21,505
65	Mohawk Industries, Inc. (a)	8,435

		29,940

	Internet & Catalog Retail — 0.4%
105	Netflix, Inc. (a)	32,590

	Leisure Equipment & Products — 0.6%
490	Hasbro, Inc.	23,077

JPMorgan U.S. Large Cap Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short Positions — Continued
	Leisure Equipment & Products — Continued
593	Mattel, Inc.	24,813

		47,890

	Media — 0.5%
355	AMC Networks, Inc., Class A (a)	24,311
207	Discovery Communications, Inc., Class A (a)	17,509

		41,820

	Multiline Retail — 0.1%
247	Kohl’s Corp.	12,795

	Specialty Retail — 0.4%
392	Bed Bath & Beyond, Inc. (a)	30,354
165	CarMax, Inc. (a)	7,983

		38,337

	Textiles, Apparel & Luxury Goods — 0.5%
127	NIKE, Inc., Class B	9,203
418	Under Armour, Inc., Class A (a)	33,242

		42,445

	Total Consumer Discretionary	281,039

	Consumer Staples — 3.8%
	Beverages — 0.3%
465	Brown-Forman Corp., Class B	31,685

	Food & Staples Retailing — 1.0%
227	Kroger Co. (The)	9,149
452	Safeway, Inc.	14,449
1,579	Sysco Corp.	50,264
153	Wal-Mart Stores, Inc.	11,338

		85,200

	Food Products — 1.5%
101	Green Mountain Coffee Roasters, Inc. (a)	7,608
1,043	Hershey Co. (The)	96,481
342	Mead Johnson Nutrition Co.	25,417

		129,506

	Household Products — 0.6%
849	Church & Dwight Co., Inc.	50,979

	Tobacco — 0.4%
940	Altria Group, Inc.	32,290

	Total Consumer Staples	329,660

	Energy — 2.0%
	Energy Equipment & Services — 1.0%
293	Diamond Offshore Drilling, Inc.	18,251
163	FMC Technologies, Inc. (a)	9,053
1,287	Halliburton Co.	61,975

		89,279

	Oil, Gas & Consumable Fuels — 1.0%
4	Devon Energy Corp.	216
8	Enbridge, Inc., (Canada)	330
493	Encana Corp., (Canada)	8,543
1,012	Spectra Energy Corp.	34,655
471	Ultra Petroleum Corp. (a)	9,684
1,511	WPX Energy, Inc. (a)	29,110

		82,538

	Total Energy	171,817

	Financials — 3.0%
	Capital Markets — 0.7%
144	BlackRock, Inc.	38,953
336	Franklin Resources, Inc.	16,973
97	T. Rowe Price Group, Inc.	6,948

		62,874

	Commercial Banks — 0.4%
1,448	KeyCorp	16,505
126	M&T Bank Corp.	14,147
47	UMB Financial Corp.	2,540

		33,192

	Insurance — 1.4%
538	Allstate Corp. (The)	27,175
440	American International Group, Inc.	21,406
10	Arch Capital Group Ltd., (Bermuda) (a)	527
149	Chubb Corp. (The)	13,327
255	Lincoln National Corp.	10,718
11	Principal Financial Group, Inc.	459
960	Progressive Corp. (The)	26,145
148	Torchmark Corp.	10,706
195	W.R. Berkley Corp.	8,360

		118,823

	Real Estate Investment Trusts (REITs) — 0.5%
1,276	DDR Corp.	20,051
146	Federal Realty Investment Trust	14,851
15	Washington Real Estate Investment Trust	377
355	Weingarten Realty Investors	10,402

		45,681

	Total Financials	260,570

	Health Care — 3.3%
	Biotechnology — 0.3%
117	Amgen, Inc.	13,122

JPMorgan U.S. Large Cap Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short Positions — Continued
	Biotechnology — Continued
140	United Therapeutics Corp. (a)	11,034

		24,156

	Health Care Equipment & Supplies — 1.0%
4	Becton, Dickinson & Co.	399
251	Medtronic, Inc.	13,367
352	St. Jude Medical, Inc.	18,897
644	Zimmer Holdings, Inc.	52,938

		85,601

	Health Care Providers & Services — 1.0%
256	Aetna, Inc.	16,415
7	Catamaran Corp. (a)	303
105	Cigna Corp.	8,047
466	Express Scripts Holding Co. (a)	28,772
251	Laboratory Corp. of America Holdings (a)	24,874
133	WellPoint, Inc.	11,118

		89,529

	Pharmaceuticals — 1.0%
1,150	AbbVie, Inc.	51,439
826	Eli Lilly & Co.	41,576

		93,015

	Total Health Care	292,301

	Industrials — 5.7%
	Aerospace & Defense — 2.5%
392	Boeing Co. (The)	46,066
780	Lockheed Martin Corp.	99,496
929	Raytheon Co.	71,609

		217,171

	Air Freight & Logistics — 0.3%
350	C.H. Robinson Worldwide, Inc.	20,833
60	United Parcel Service, Inc., Class B	5,514

		26,347

	Electrical Equipment — 0.7%
617	Rockwell Automation, Inc.	65,991

	Industrial Conglomerates — 0.9%
354	3M Co.	42,235
1,402	General Electric Co.	33,484

		75,719

	Machinery — 0.8%
145	Caterpillar, Inc.	12,089
613	Dover Corp.	55,104
54	Joy Global, Inc.	2,734

		69,927

	Road & Rail — 0.2%
345	Heartland Express, Inc.	4,899
225	Knight Transportation, Inc.	3,724
303	Werner Enterprises, Inc.	7,064

		15,687

	Trading Companies & Distributors — 0.3%
546	Fastenal Co.	27,445

	Total Industrials	498,287

	Information Technology — 2.6%
	Computers & Peripherals — 0.4%
1,022	EMC Corp.	26,117
187	Seagate Technology plc, (Ireland)	8,164

		34,281

	Internet Software & Services — 0.1%
355	AOL, Inc. (a)	12,270

	IT Services — 0.5%
617	Automatic Data Processing, Inc.	44,669

	Semiconductors & Semiconductor Equipment — 1.5%
1,139	Intel Corp.	26,115
1,047	Linear Technology Corp.	41,524
448	Microchip Technology, Inc.	18,039
2,127	Taiwan Semiconductor Manufacturing Co., Ltd., (Taiwan), ADR	36,076
207	Texas Instruments, Inc.	8,348

		130,102

	Software — 0.1%
187	Salesforce.com, Inc. (a)	9,683

	Total Information Technology	231,005

	Materials — 0.9%
	Chemicals — 0.4%
177	Cabot Corp.	7,575
516	OM Group, Inc. (a)	17,414
3	Praxair, Inc.	411
120	Sigma-Aldrich Corp.	10,215

		35,615

	Containers & Packaging — 0.1%
211	Bemis Co., Inc.	8,239
46	MeadWestvaco Corp.	1,784

		10,023

	Metals & Mining — 0.4%
1,560	Cliffs Natural Resources, Inc.	31,974

JPMorgan U.S. Large Cap Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short Positions — Continued
	Metals & Mining — Continued
13	Vale S.A., (Brazil), ADR	208

		32,182

	Total Materials	77,820

	Utilities — 1.4%
	Electric Utilities — 0.8%
327	Entergy Corp.	20,657
426	FirstEnergy Corp.	15,527
772	Southern Co. (The)	31,791

		67,975

	Gas Utilities — 0.4%
569	ONEOK, Inc.	30,347
198	UGI Corp.	7,760

		38,107

	Multi-Utilities — 0.2%
8	CenterPoint Energy, Inc.	198
301	Consolidated Edison, Inc.	16,601
8	PG&E Corp.	307
8	Public Service Enterprise Group, Inc.	275

		17,381

	Water Utilities — 0.0% (g)
12	Aqua America, Inc.	294

	Total Utilities	123,757

	Total Short Positions (Proceeds $2,058,151)	$2,266,256

Percentages indicated are based on net assets.

JPMorgan U.S. Large Cap Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 09/30/13	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
2,671	E-mini S&P 500	12/20/13	$223,603	$(2,318)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
ETF	—	Exchange Traded Fund
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.1%.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(j)	—	All or a portion of these securities are segregated for short sales.
(l)	—	The rate shown is the current yield as of September 30, 2013.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of September 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,796,655
Aggregate gross unrealized depreciation	(39,119)

Net unrealized appreciation/depreciation	$2,757,536

Federal income tax cost of investments	$8,249,373

JPMorgan U.S. Large Cap Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$11,006,909	$—	$—	$11,006,909
Total Liabilities (a)	$(2,266,256)	$—	$—	$(2,266,256)
Depreciation in Other Financial Instruments
Futures Contracts	$(2,318)	$—	$—	$(2,318)

(a)	All portfolio holdings designated as Level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers between any levels during the period ended September 30, 2013.

JPMorgan U.S. Large Cap Core Plus Fund II

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Long Positions — 117.5% (j)
Common Stocks — 116.8%
	Consumer Discretionary — 19.1%
	Auto Components — 1.2%
90	BorgWarner, Inc.	9,125
820	Johnson Controls, Inc.	34,030
230	TRW Automotive Holdings Corp. (a)	16,402

		59,557

	Automobiles — 1.7%
2,365	General Motors Co. (a)	85,069

	Hotels, Restaurants & Leisure — 1.6%
132	McDonald’s Corp.	12,700
156	Royal Caribbean Cruises Ltd.	5,972
111	Starbucks Corp.	8,543
752	Yum! Brands, Inc.	53,685

		80,900

	Household Durables — 0.4%
350	Lennar Corp., Class A	12,390
180	Toll Brothers, Inc. (a)	5,837

		18,227

	Internet & Catalog Retail — 1.6%
153	Amazon.com, Inc. (a)	47,834
177	Expedia, Inc.	9,167
21	priceline.com, Inc. (a)	21,230

		78,231

	Media — 6.4%
631	CBS Corp. (Non-Voting), Class B	34,806
2,158	Comcast Corp., Class A	93,593
611	DISH Network Corp., Class A	27,501
204	Time Warner Cable, Inc.	22,766
1,768	Time Warner, Inc.	116,352
276	Walt Disney Co. (The)	17,799

		312,817

	Multiline Retail — 0.9%
126	Nordstrom, Inc.	7,081
609	Target Corp.	38,964

		46,045

	Specialty Retail — 4.5%
91	AutoZone, Inc. (a)	38,469
1,011	Home Depot, Inc. (The)	76,684
1,805	Lowe’s Cos., Inc.	85,936
364	TJX Cos., Inc.	20,526

		221,615

	Textiles, Apparel & Luxury Goods — 0.8%
147	Lululemon Athletica, Inc., (Canada) (a)	10,744
141	V.F. Corp.	28,066

		38,810

	Total Consumer Discretionary	941,271

	Consumer Staples — 7.7%
	Beverages — 2.2%
104	Beam, Inc.	6,724
1,207	Coca-Cola Co. (The)	45,721
180	Constellation Brands, Inc., Class A (a)	10,332
192	Molson Coors Brewing Co., Class B	9,625
472	PepsiCo, Inc.	37,524

		109,926

	Food & Staples Retailing — 0.6%
549	CVS Caremark Corp.	31,156

	Food Products — 2.3%
883	Archer-Daniels-Midland Co.	32,530
513	General Mills, Inc.	24,583
1,692	Mondelez International, Inc., Class A	53,162

		110,275

	Household Products — 1.4%
925	Procter & Gamble Co. (The)	69,921

	Tobacco — 1.2%
663	Philip Morris International, Inc.	57,409

	Total Consumer Staples	378,687

	Energy — 12.3%
	Energy Equipment & Services — 3.2%
346	Baker Hughes, Inc.	16,988
593	Cameron International Corp. (a)	34,613
221	Ensco plc, (United Kingdom), Class A	11,879
62	National Oilwell Varco, Inc.	4,843
205	Rowan Cos. plc, Class A (a)	7,528
927	Schlumberger Ltd.	81,910

		157,761

	Oil, Gas & Consumable Fuels — 9.1%
515	Anadarko Petroleum Corp.	47,890
344	Apache Corp.	29,288
1,081	Cheniere Energy, Inc. (a)	36,905
57	Concho Resources, Inc. (a)	6,202
280	ConocoPhillips	19,463
220	EOG Resources, Inc.	37,242
789	Exxon Mobil Corp.	67,885
998	Occidental Petroleum Corp.	93,353
528	Phillips 66	30,529
488	QEP Resources, Inc.	13,513
332	Valero Energy Corp.	11,338

JPMorgan U.S. Large Cap Core Plus Fund II

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Long Positions — Continued
	Oil, Gas & Consumable Fuels — Continued
1,461	Williams Cos., Inc. (The)	53,122

		446,730

	Total Energy	604,491

	Financials — 17.4%
	Capital Markets — 3.7%
119	Goldman Sachs Group, Inc. (The)	18,827
1,673	Invesco Ltd.	53,369
1,652	Morgan Stanley	44,521
792	State Street Corp.	52,074
522	TD Ameritrade Holding Corp.	13,666

		182,457

	Commercial Banks — 3.1%
290	East West Bancorp, Inc.	9,266
207	PNC Financial Services Group, Inc. (The)	14,997
157	SVB Financial Group (a)	13,560
2,731	Wells Fargo & Co.	112,845

		150,668

	Consumer Finance — 0.9%
627	Capital One Financial Corp.	43,100

	Diversified Financial Services — 4.5%
6,920	Bank of America Corp.	95,496
1,858	Citigroup, Inc.	90,132
210	IntercontinentalExchange, Inc. (a)	38,098

		223,726

	Insurance — 4.6%
970	ACE Ltd., (Switzerland)	90,753
344	Aon plc, (United Kingdom)	25,607
823	Hartford Financial Services Group, Inc.	25,612
100	Marsh & McLennan Cos., Inc.	4,355
1,737	MetLife, Inc.	81,552

		227,879

	Real Estate Investment Trusts (REITs) — 0.6%
80	American Campus Communities, Inc.	2,732
116	Apartment Investment & Management Co., Class A	3,241
38	Boston Properties, Inc.	4,062
199	CBL & Associates Properties, Inc.	3,801
240	General Growth Properties, Inc.	4,630
76	Post Properties, Inc.	3,421
49	Simon Property Group, Inc.	7,263

		29,150

	Total Financials	856,980

	Health Care — 15.4%
	Biotechnology — 4.2%
74	Aegerion Pharmaceuticals, Inc. (a)	6,343
302	Alexion Pharmaceuticals, Inc. (a)	35,080
302	Biogen Idec, Inc. (a)	72,710
466	Celgene Corp. (a)	71,731
273	Vertex Pharmaceuticals, Inc. (a)	20,699

		206,563

	Health Care Equipment & Supplies — 0.7%
288	Baxter International, Inc.	18,919
16	Intuitive Surgical, Inc. (a)	6,020
132	Stryker Corp.	8,922

		33,861

	Health Care Providers & Services — 3.9%
283	Cardinal Health, Inc.	14,759
532	DaVita HealthCare Partners, Inc. (a)	30,271
446	Humana, Inc.	41,625
117	Quest Diagnostics, Inc.	7,229
1,354	UnitedHealth Group, Inc.	96,960

		190,844

	Health Care Technology — 0.4%
402	Cerner Corp. (a)	21,125

	Life Sciences Tools & Services — 0.5%
113	Mettler-Toledo International, Inc. (a)	27,130

	Pharmaceuticals — 5.7%
1,832	Bristol-Myers Squibb Co.	84,785
1,823	Johnson & Johnson	158,036
763	Merck & Co., Inc.	36,326

		279,147

	Total Health Care	758,670

	Industrials — 12.9%
	Aerospace & Defense — 4.0%
947	Honeywell International, Inc.	78,639
1,084	United Technologies Corp.	116,877

		195,516

	Air Freight & Logistics — 0.3%
134	FedEx Corp.	15,291

	Building Products — 0.8%
1,884	Masco Corp.	40,091

	Commercial Services & Supplies — 0.6%
850	Tyco International Ltd., (Switzerland)	29,733

	Construction & Engineering — 1.7%
992	Fluor Corp.	70,392
534	Quanta Services, Inc. (a)	14,691

		85,083

	Electrical Equipment — 1.4%
313	Eaton Corp. plc, (Ireland)	21,547

JPMorgan U.S. Large Cap Core Plus Fund II

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Long Positions — Continued
	Electrical Equipment — Continued
703	Emerson Electric Co.	45,484

		67,031

	Industrial Conglomerates — 0.3%
210	Danaher Corp.	14,557

	Machinery — 2.2%
1,162	PACCAR, Inc.	64,677
382	Pentair Ltd., (Switzerland)	24,807
137	SPX Corp.	11,596
63	WABCO Holdings, Inc. (a)	5,308

		106,388

	Road & Rail — 1.2%
1,204	CSX Corp.	30,991
185	Union Pacific Corp.	28,738

		59,729

	Trading Companies & Distributors — 0.4%
82	W.W. Grainger, Inc.	21,460

	Total Industrials	634,879

	Information Technology — 24.2%
	Communications Equipment — 2.8%
3,016	Cisco Systems, Inc.	70,635
998	QUALCOMM, Inc.	67,225

		137,860

	Computers & Peripherals — 3.4%
306	Apple, Inc.	145,886
1,098	Hewlett-Packard Co.	23,036

		168,922

	Internet Software & Services — 4.8%
820	eBay, Inc. (a)	45,748
273	Facebook, Inc., Class A (a)	13,716
164	Google, Inc., Class A (a)	143,649
138	LinkedIn Corp., Class A (a)	33,956

		237,069

	IT Services — 2.9%
154	Alliance Data Systems Corp. (a)	32,566
305	Cognizant Technology Solutions Corp., Class A (a)	25,047
78	International Business Machines Corp.	14,444
107	MasterCard, Inc., Class A	71,987

		144,044

	Semiconductors & Semiconductor Equipment — 4.9%
1,945	Applied Materials, Inc.	34,115
327	ASML Holding N.V., (Netherlands)	32,295
2,043	Avago Technologies Ltd., (Singapore)	88,094
1,042	Broadcom Corp., Class A	27,102
969	Lam Research Corp. (a)	49,603
208	Xilinx, Inc.	9,747

		240,956

	Software — 5.4%
656	Adobe Systems, Inc. (a)	34,073
372	Citrix Systems, Inc. (a)	26,267
4,164	Microsoft Corp.	138,703
1,930	Oracle Corp.	64,018

		263,061

	Total Information Technology	1,191,912

	Materials — 3.7%
	Chemicals — 2.0%
438	Air Products & Chemicals, Inc.	46,677
862	Axiall Corp.	32,575
552	Dow Chemical Co. (The)	21,197

		100,449

	Containers & Packaging — 0.1%
50	Packaging Corp. of America	2,855

	Metals & Mining — 1.4%
1,734	Freeport-McMoRan Copper & Gold, Inc.	57,361
506	United States Steel Corp.	10,418

		67,779

	Paper & Forest Products — 0.2%
236	International Paper Co.	10,573

	Total Materials	181,656

	Telecommunication Services — 0.8%
	Diversified Telecommunication Services — 0.8%
836	Verizon Communications, Inc.	39,008

	Utilities — 3.3%
	Electric Utilities — 1.7%
230	Edison International	10,594
901	NextEra Energy, Inc.	72,224

		82,818

	Gas Utilities — 0.7%
265	National Fuel Gas Co.	18,221
660	Questar Corp.	14,844

		33,065

	Multi-Utilities — 0.8%
316	DTE Energy Co.	20,849
592	NiSource, Inc.	18,287

		39,136

JPMorgan U.S. Large Cap Core Plus Fund II

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Long Positions — Continued
	Water Utilities — 0.1%
171	American Water Works Co., Inc.	7,059

	Total Utilities	162,078

	Total Common Stocks (Cost $4,354,783)	5,749,632

Short-Term Investment — 0.7%
	Investment Company — 0.7%
34,529	JPMorgan Prime Money Market Fund,
	Institutional Class Shares, 0.010% (b) (l) (Cost $34,529)	34,529

	Total Investments — 117.5% (Cost $4,389,312)	5,784,161
	Liabilities in Excess of Other Assets — (17.5)%	(859,261)

	NET ASSETS — 100.0%	$4,924,900

Short Positions — 16.8%
Common Stocks — 16.8%
	Consumer Discretionary — 1.8%
	Auto Components — 0.3%
65	Autoliv, Inc., (Sweden)	5,680
135	Delphi Automotive plc, (United Kingdom)	7,887

		13,567

	Distributors — 0.1%
89	Genuine Parts Co.	7,199

	Household Durables — 0.3%
184	Harman International Industries, Inc.	12,186

	Internet & Catalog Retail — 0.2%
35	Netflix, Inc. (a)	10,822

	Leisure Equipment & Products — 0.1%
138	Mattel, Inc.	5,777

	Media — 0.3%
144	AMC Networks, Inc., Class A (a)	9,861
61	Discovery Communications, Inc., Class A (a)	5,150

		15,011

	Specialty Retail — 0.3%
200	Bed Bath & Beyond, Inc. (a)	15,472

	Textiles, Apparel & Luxury Goods — 0.2%
130	Under Armour, Inc., Class A (a)	10,329

	Total Consumer Discretionary	90,363

	Consumer Staples — 2.8%
	Beverages — 0.1%
85	Brown-Forman Corp., Class B	5,791

	Food & Staples Retailing — 0.8%
575	Sysco Corp.	18,302
261	Wal-Mart Stores, Inc.	19,304

		37,606

	Food Products — 1.0%
58	Green Mountain Coffee Roasters, Inc. (a)	4,369
246	Hershey Co. (The)	22,755
265	Mead Johnson Nutrition Co.	19,679

		46,803

	Household Products — 0.5%
437	Church & Dwight Co., Inc.	26,242

	Tobacco — 0.4%
585	Altria Group, Inc.	20,094

	Total Consumer Staples	136,536

	Energy — 1.7%
	Energy Equipment & Services — 0.9%
190	Diamond Offshore Drilling, Inc.	11,841
272	FMC Technologies, Inc. (a)	15,074
354	Halliburton Co.	17,045

		43,960

	Oil, Gas & Consumable Fuels — 0.8%
859	Encana Corp., (Canada)	14,886
403	Spectra Energy Corp.	13,795
606	WPX Energy, Inc. (a)	11,672

		40,353

	Total Energy	84,313

	Financials — 1.8%
	Capital Markets — 0.1%
74	Franklin Resources, Inc.	3,741

	Commercial Banks — 0.1%
152	Associated Banc-Corp.	2,354
154	Old National Bancorp	2,187
79	Trustmark Corp.	2,022

		6,563

	Insurance — 0.9%
163	Chubb Corp. (The)	14,549
1,024	Progressive Corp. (The)	27,884

		42,433

	Real Estate Investment Trusts (REITs) — 0.6%
40	Federal Realty Investment Trust	4,058
73	Health Care REIT, Inc.	4,554
65	Macerich Co. (The)	3,669

JPMorgan U.S. Large Cap Core Plus Fund II

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Short Positions — Continued
	Real Estate Investment Trusts (REITs) — Continued
77	Mid-America Apartment Communities, Inc.	4,812
171	Senior Housing Properties Trust	3,991
152	Washington Real Estate Investment Trust	3,841
130	Weingarten Realty Investors	3,813

		28,738

	Real Estate Management & Development — 0.1%
244	Brookfield Office Properties, Inc.	4,653

	Total Financials	86,128

	Health Care — 2.3%
	Biotechnology — 0.2%
59	Seattle Genetics, Inc. (a)	2,586
108	United Therapeutics Corp. (a)	8,516

		11,102

	Health Care Equipment & Supplies — 1.0%
47	Becton, Dickinson & Co.	4,701
140	Medtronic, Inc.	7,455
210	St. Jude Medical, Inc.	11,264
314	Zimmer Holdings, Inc.	25,792

		49,212

	Health Care Providers & Services — 0.3%
147	Laboratory Corp. of America Holdings (a)	14,574

	Pharmaceuticals — 0.8%
490	AbbVie, Inc.	21,918
335	Eli Lilly & Co.	16,860

		38,778

	Total Health Care	113,666

	Industrials — 1.9%
	Aerospace & Defense — 0.6%
181	Lockheed Martin Corp.	23,086
112	Raytheon Co.	8,632

		31,718

	Air Freight & Logistics — 0.1%
85	C.H. Robinson Worldwide, Inc.	5,063

	Electrical Equipment — 0.2%
78	Rockwell Automation, Inc.	8,341

	Industrial Conglomerates — 0.5%
125	3M Co.	14,926
454	General Electric Co.	10,846

		25,772

	Machinery — 0.3%
162	Dover Corp.	14,553

	Trading Companies & Distributors — 0.2%
166	Fastenal Co.	8,342

	Total Industrials	93,789

	Information Technology — 1.4%
	Computers & Peripherals — 0.2%
384	EMC Corp.	9,815

	Internet Software & Services — 0.1%
145	AOL, Inc. (a)	5,014

	IT Services — 0.2%
101	Automatic Data Processing, Inc.	7,310

	Semiconductors & Semiconductor Equipment — 0.9%
945	Intel Corp.	21,660
244	Linear Technology Corp.	9,677
822	Taiwan Semiconductor Manufacturing Co., Ltd., (Taiwan), ADR	13,941

		45,278

	Total Information Technology	67,417

	Materials — 1.1%
	Chemicals — 0.8%
292	Cabot Corp.	12,471
180	OM Group, Inc. (a)	6,080
85	Praxair, Inc.	10,218
142	Sigma-Aldrich Corp.	12,113

		40,882

	Containers & Packaging — 0.1%
127	MeadWestvaco Corp.	4,874

	Metals & Mining — 0.2%
403	Cliffs Natural Resources, Inc.	8,262

	Total Materials	54,018

	Utilities — 2.0%
	Electric Utilities — 0.7%
79	Entergy Corp.	4,992
244	FirstEnergy Corp.	8,894
529	Southern Co. (The)	21,784

		35,670

	Gas Utilities — 0.4%
373	ONEOK, Inc.	19,888

	Multi-Utilities — 0.8%
471	CenterPoint Energy, Inc.	11,290
295	Consolidated Edison, Inc.	16,266
287	Public Service Enterprise Group, Inc.	9,451

		37,007

JPMorgan U.S. Large Cap Core Plus Fund II

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Short Positions — Continued
Water Utilities — 0.1%
275	Aqua America, Inc.	6,801

	Total Utilities	99,366

	Total Short Positions (Proceeds $783,447)	$825,596

Percentages indicated are based on net assets.

JPMorgan U.S. Large Cap Core Plus Fund II

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(j)	—	All or a portion of these securities are segregated for short sales.
(l)	—	The rate shown is the current yield as of September 30, 2013.

As of September 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,426,058
Aggregate gross unrealized depreciation	(31,209)

Net unrealized appreciation/depreciation	$1,394,849

Federal income tax cost of investments	$4,389,312

JPMorgan U.S. Large Cap Core Plus Fund II

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

		Level 2	Level 3
	Level 1	Other significant observable	Significant unobservable
	Quoted prices	inputs	inputs	Total
Total Investments in Securities (a)	$5,784,161	$—	$—	$5,784,161
Total Liabilities in Securities Sold Short (a)	$(825,596)	$—	$—	$(825,596)

(a)	All portfolio holdings designated as Level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers between any levels during the period ended September 30, 2013.

JPMorgan U.S. Research Equity Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Long Positions — 136.2% (j)
Common Stocks — 135.2%
		Consumer Discretionary — 20.7%
		Auto Components — 1.4%
3		Johnson Controls, Inc.	144
–	(h)	Magna International, Inc., (Canada)	30
1		TRW Automotive Holdings Corp. (a)	46

			220

		Automobiles — 1.1%
5		General Motors Co. (a)	178

		Hotels, Restaurants & Leisure — 1.2%
1		Royal Caribbean Cruises Ltd.	52
1		Starbucks Corp.	61
1		Yum! Brands, Inc.	79

			192

		Household Durables — 0.8%
1		Lennar Corp., Class A	31
3		PulteGroup, Inc.	47
1		Toll Brothers, Inc. (a)	44

			122

		Internet & Catalog Retail — 2.2%
1		Amazon.com, Inc. (a)	256
–	(h)	Expedia, Inc.	24
–	(h)	priceline.com, Inc. (a)	61

			341

		Media — 7.5%
3		CBS Corp. (Non-Voting), Class B	149
4		Comcast Corp., Class A	199
1		DISH Network Corp., Class A	64
1		Time Warner Cable, Inc.	99
8		Time Warner, Inc.	541
–	(h)	Viacom, Inc., Class B	23
2		Walt Disney Co. (The)	99

			1,174

		Multiline Retail — 1.1%
1		Nordstrom, Inc.	60
2		Target Corp.	109

			169

		Specialty Retail — 4.2%
–	(h)	AutoZone, Inc. (a)	80
4		Home Depot, Inc. (The)	266
3		Lowe’s Cos., Inc.	160
3		TJX Cos., Inc.	160

			666

		Textiles, Apparel & Luxury Goods — 1.2%
1		Lululemon Athletica, Inc., (Canada) (a)	56
1		V.F. Corp.	136

			192

		Total Consumer Discretionary	3,254

Consumer Staples — 12.6%
		Beverages — 3.6%
7		Coca-Cola Co. (The)	257
3		Coca-Cola Enterprises, Inc.	108
1		Dr. Pepper Snapple Group, Inc.	35
2		PepsiCo, Inc.	174

			574

		Food & Staples Retailing — 1.0%
3		CVS Caremark Corp.	150

		Food Products — 3.5%
5		Archer-Daniels-Midland Co.	198
–	(h)	ConAgra Foods, Inc.	8
4		General Mills, Inc.	183
5		Mondelez International, Inc., Class A	157

			546

		Household Products — 2.3%
2		Kimberly-Clark Corp.	180
3		Procter & Gamble Co. (The)	190

			370

		Tobacco — 2.2%
1		Lorillard, Inc.	24
4		Philip Morris International, Inc.	322

			346

		Total Consumer Staples	1,986

Energy — 10.9%
		Energy Equipment & Services — 2.7%
1		Cameron International Corp. (a)	86
2		Ensco plc, (United Kingdom), Class A	85
1		National Oilwell Varco, Inc.	53
2		Schlumberger Ltd.	205

			429

		Oil, Gas & Consumable Fuels — 8.2%
1		Anadarko Petroleum Corp.	92
1		Cheniere Energy, Inc. (a)	24
3		Chevron Corp.	333
1		ConocoPhillips	94
–	(h)	EOG Resources, Inc.	63
3		Exxon Mobil Corp.	299
–	(h)	Marathon Oil Corp.	8
1		Marathon Petroleum Corp.	86
1		Occidental Petroleum Corp.	130

JPMorgan U.S. Research Equity Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Long Positions — Continued
		Oil, Gas & Consumable Fuels — Continued
2		Valero Energy Corp.	65
3		Williams Cos., Inc. (The)	92

			1,286

		Total Energy	1,715

		Financials — 22.1%
		Capital Markets — 3.1%
1		Goldman Sachs Group, Inc. (The)	112
2		Invesco Ltd.	79
5		Morgan Stanley	127
2		State Street Corp.	114
2		TD Ameritrade Holding Corp.	64

			496

		Commercial Banks — 4.1%
2		BB&T Corp.	69
1		CIT Group, Inc. (a)	26
2		Comerica, Inc.	84
3		SunTrust Banks, Inc.	94
–	(h)	SVB Financial Group (a)	18
9		Wells Fargo & Co.	353

			644

		Consumer Finance — 0.7%
2		Capital One Financial Corp.	105

		Diversified Financial Services — 3.9%
21		Bank of America Corp.	285
5		Citigroup, Inc.	262
–	(h)	IntercontinentalExchange, Inc. (a)	63

			610

		Insurance — 6.6%
3		ACE Ltd., (Switzerland)	269
1		Aflac, Inc.	70
–	(h)	Aon plc, (United Kingdom)	24
1		Berkshire Hathaway, Inc., Class B (a)	145
–	(h)	Everest Re Group Ltd., (Bermuda)	52
3		Hartford Financial Services Group, Inc.	91
1		Marsh & McLennan Cos., Inc.	54
5		MetLife, Inc.	219
–	(h)	PartnerRe Ltd., (Bermuda)	33
1		Prudential Financial, Inc.	61
–	(h)	RenaissanceRe Holdings Ltd., (Bermuda)	26

			1,044

		Real Estate Investment Trusts (REITs) — 3.7%
1		Apartment Investment & Management Co., Class A	40
–	(h)	Boston Properties, Inc.	50
2		Brandywine Realty Trust	30
1		Camden Property Trust	33
4		Cousins Properties, Inc.	40
1		Digital Realty Trust, Inc.	29
1		HCP, Inc.	37
2		Highwoods Properties, Inc.	84
2		Kimco Realty Corp.	43
1		Post Properties, Inc.	42
1		Prologis, Inc.	47
1		Simon Property Group, Inc.	106

			581

		Total Financials	3,480

		Health Care — 16.1%
		Biotechnology — 4.2%
1		Alexion Pharmaceuticals, Inc. (a)	116
1		Biogen Idec, Inc. (a)	258
1		Celgene Corp. (a)	205
1		Vertex Pharmaceuticals, Inc. (a)	79

			658

		Health Care Equipment & Supplies — 1.7%
2		Abbott Laboratories	57
2		Baxter International, Inc.	114
1		Covidien plc, (Ireland)	80
–	(h)	Intuitive Surgical, Inc. (a)	8

			259

		Health Care Providers & Services — 2.5%
2		DaVita HealthCare Partners, Inc. (a)	123
1		Humana, Inc.	95
2		UnitedHealth Group, Inc.	178

			396

		Life Sciences Tools & Services — 0.5%
–	(h)	Mettler-Toledo International, Inc. (a)	75

		Pharmaceuticals — 7.2%
1		Allergan, Inc.	47
6		Bristol-Myers Squibb Co.	293
5		Johnson & Johnson	464
3		Merck & Co., Inc.	121
4		Pfizer, Inc.	123
–	(h)	Valeant Pharmaceuticals International, Inc. (a)	44
1		Zoetis, Inc.	42

			1,134

		Total Health Care	2,522

JPMorgan U.S. Research Equity Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Long Positions — Continued
Industrials — 15.6%
		Aerospace & Defense — 5.3%
4		Honeywell International, Inc.	326
–	(h)	Huntington Ingalls Industries, Inc.	–	(h)
5		United Technologies Corp.	501

			827

		Building Products — 0.4%
3		Masco Corp.	61

		Commercial Services & Supplies — 0.2%
1		Tyco International Ltd., (Switzerland)	24

		Construction & Engineering — 1.6%
4		Fluor Corp.	252

		Electrical Equipment — 2.1%
5		Emerson Electric Co.	334

		Industrial Conglomerates — 0.3%
2		General Electric Co.	50

		Machinery — 2.1%
–	(h)	Deere & Co.	29
4		PACCAR, Inc.	210
1		SPX Corp.	56
1		WABCO Holdings, Inc. (a)	42

			337

		Road & Rail — 3.1%
8		CSX Corp.	211
1		Norfolk Southern Corp.	58
1		Union Pacific Corp.	213

			482

		Trading Companies & Distributors — 0.5%
–	(h)	W.W. Grainger, Inc.	84

		Total Industrials	2,451

Information Technology — 25.0%
		Communications Equipment — 2.7%
10		Cisco Systems, Inc.	229
3		QUALCOMM, Inc.	197

			426

		Computers & Peripherals — 3.4%
1		Apple, Inc.	425
4		Hewlett-Packard Co.	93
–	(h)	SanDisk Corp.	16

			534

		Electronic Equipment, Instruments & Components — 0.1%
2		Corning, Inc.	22

		Internet Software & Services — 5.3%
3		eBay, Inc. (a)	149
1		Google, Inc., Class A (a)	627
–	(h)	LinkedIn Corp., Class A (a)	49

			825

		IT Services — 2.6%
–	(h)	Accenture plc, (Ireland), Class A	21
–	(h)	Alliance Data Systems Corp. (a)	42
–	(h)	Cognizant Technology Solutions Corp., Class A (a)	35
1		Genpact Ltd., (Bermuda) (a)	16
1		International Business Machines Corp.	117
1		Visa, Inc., Class A	183

			414

		Semiconductors & Semiconductor Equipment — 6.3%
7		Applied Materials, Inc.	127
–	(h)	ASML Holding N.V., (Netherlands)	39
6		Avago Technologies Ltd., (Singapore)	245
4		Broadcom Corp., Class A	105
2		Freescale Semiconductor Ltd. (a)	41
1		KLA-Tencor Corp.	74
4		Lam Research Corp. (a)	222
5		ON Semiconductor Corp. (a)	40
2		Xilinx, Inc.	101

			994

		Software — 4.6%
2		Adobe Systems, Inc. (a)	96
1		Citrix Systems, Inc. (a)	78
9		Microsoft Corp.	307
5		Oracle Corp.	161
1		VMware, Inc., Class A (a)	75

			717

		Total Information Technology	3,932

Materials — 5.0%
		Chemicals — 2.3%
1		Air Products & Chemicals, Inc.	130
2		Axiall Corp.	83
3		Dow Chemical Co. (The)	115
–	(h)	Monsanto Co.	24

			352

		Containers & Packaging — 0.5%
–	(h)	Ball Corp.	14
1		Crown Holdings, Inc. (a)	42
–	(h)	Rock Tenn Co., Class A	22

			78

JPMorgan U.S. Research Equity Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Long Positions — Continued
Metals & Mining — 2.2%
24		Alcoa, Inc.	191
6		Alumina Ltd., (Australia), ADR (a)	23
3		Freeport-McMoRan Copper & Gold, Inc.	94
2		United States Steel Corp.	41

			349

		Total Materials	779

Telecommunication Services — 1.6%
		Diversified Telecommunication Services — 1.6%
2		AT&T, Inc.	59
4		Verizon Communications, Inc.	193

		Total Telecommunication Services	252

Utilities — 5.6%
		Electric Utilities — 3.7%
4		Edison International	176
3		NextEra Energy, Inc.	220
6		Xcel Energy, Inc.	177

			573

		Multi-Utilities — 1.9%
2		CMS Energy Corp.	40
2		DTE Energy Co.	127
2		NiSource, Inc.	69
1		Sempra Energy	67

			303

		Total Utilities	876

		Total Common Stocks (Cost $16,993)	21,247

Short-Term Investments — 1.0%
		Investment Company — 0.9%
140		JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (m) (Cost $140)	140

PRINCIPAL AMOUNT($)
		U.S. Treasury Obligation — 0.1%
25		U.S. Treasury Bill, 0.072%, 11/14/13 (k) (n) (Cost $25)	25

		Total Short-Term Investments (Cost $165)	165

		Total Investments — 136.2% (Cost $17,158)	21,412
		Liabilities in Excess of Other Assets — (36.2)%	(5,693)

		NET ASSETS — 100.0%	$15,719

SHARES
Short Positions — 36.2%
Common Stocks — 36.2%
		Consumer Discretionary — 6.1%
		Auto Components — 0.8%
1		Autoliv, Inc., (Sweden)	49
–	(h)	Delphi Automotive plc, (United Kingdom)	17
2		Gentex Corp.	41
–	(h)	Lear Corp.	16

			123

		Automobiles — 0.2%
2		Ford Motor Co.	28

		Hotels, Restaurants & Leisure — 0.6%
1		Choice Hotels International, Inc.	59
1		Darden Restaurants, Inc.	31

			90

		Household Durables — 0.1%
–	(h)	Harman International Industries, Inc.	16

		Internet & Catalog Retail — 0.9%
2		Groupon, Inc. (a)	24
–	(h)	Netflix, Inc. (a)	127

			151

		Leisure Equipment & Products — 0.1%
–	(h)	Hasbro, Inc.	23

		Media — 3.4%
1		AMC Networks, Inc., Class A (a)	55
1		Discovery Communications, Inc., Class A (a)	52
2		Interpublic Group of Cos., Inc. (The)	39
3		News Corp., Class B (a)	50
1		Omnicom Group, Inc.	67
1		Scripps Networks Interactive, Inc., Class A	50
2		Twenty-First Century Fox, Inc., Class B	66
–	(h)	Washington Post Co. (The), Class B	153

			532

		Specialty Retail — 0.0% (g)
–	(h)	Bed Bath & Beyond, Inc. (a)	6

		Total Consumer Discretionary	969

Consumer Staples — 3.5%
		Beverages — 0.4%
1		Brown-Forman Corp., Class B	63

		Food & Staples Retailing — 0.7%
1		Safeway, Inc.	35
2		Sysco Corp.	79

			114

JPMorgan U.S. Research Equity Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Short Positions — Continued
		Food Products — 1.3%
1		Campbell Soup Co.	20
–	(h)	Green Mountain Coffee Roasters, Inc. (a)	14
2		Hershey Co. (The)	143
–	(h)	Mead Johnson Nutrition Co.	32

			209

		Household Products — 0.3%
1		Church & Dwight Co., Inc.	50

		Personal Products — 0.5%
1		Estee Lauder Cos., Inc. (The), Class A	69

		Tobacco — 0.3%
1		Altria Group, Inc.	45

		Total Consumer Staples	550

		Energy — 1.0%
		Energy Equipment & Services — 0.4%
–	(h)	Diamond Offshore Drilling, Inc.	23
1		Nabors Industries Ltd., (Bermuda)	14
1		Tenaris S.A., (Luxembourg), ADR	26

			63

		Oil, Gas & Consumable Fuels — 0.6%
1		CONSOL Energy, Inc.	20
–	(h)	Devon Energy Corp.	16
–	(h)	Spectra Energy Corp.	15
1		TransCanada Corp., (Canada)	25
1		WPX Energy, Inc. (a)	25

			101

		Total Energy	164

		Financials — 6.8%
		Capital Markets — 0.3%
–	(h)	BlackRock, Inc.	11
–	(h)	Federated Investors, Inc., Class B	5
–	(h)	Franklin Resources, Inc.	23
–	(h)	Northern Trust Corp.	13

			52

		Commercial Banks — 2.0%
3		BancorpSouth, Inc.	56
1		Bank of Hawaii Corp.	52
–	(h)	Cullen/Frost Bankers, Inc.	30
2		Fifth Third Bancorp	33
1		UMB Financial Corp.	60
9		Valley National Bancorp	85

			316

		Insurance — 2.6%
1		Allstate Corp. (The)	44
–	(h)	American International Group, Inc.	9
1		Arch Capital Group Ltd., (Bermuda) (a)	47
–	(h)	Assurant, Inc.	17
1		Chubb Corp. (The)	53
–	(h)	Principal Financial Group, Inc.	17
3		Progressive Corp. (The)	85
1		Torchmark Corp.	59
–	(h)	Travelers Cos., Inc. (The)	25
1		W.R. Berkley Corp.	55

			411

		Real Estate Investment Trusts (REITs) — 1.6%
–	(h)	EastGroup Properties, Inc.	20
–	(h)	Health Care REIT, Inc.	24
1		Hudson Pacific Properties, Inc.	14
–	(h)	Macerich Co. (The)	25
1		Omega Healthcare Investors, Inc.	22
–	(h)	Realty Income Corp.	1
2		Senior Housing Properties Trust	36
2		UDR, Inc.	49
1		Washington Real Estate Investment Trust	22
1		Weingarten Realty Investors	33

			246

		Real Estate Management & Development — 0.3%
2		Brookfield Office Properties, Inc.	40

		Total Financials	1,065

		Health Care — 3.1%
		Biotechnology — 0.1%
–	(h)	United Therapeutics Corp. (a)	23

		Health Care Equipment & Supplies — 1.5%
–	(h)	Becton, Dickinson & Co.	16
–	(h)	C.R. Bard, Inc.	46
–	(h)	Edwards Lifesciences Corp. (a)	6
–	(h)	Medtronic, Inc.	25
1		Varian Medical Systems, Inc. (a)	42
1		Zimmer Holdings, Inc.	99

			234

		Health Care Providers & Services — 0.7%
–	(h)	Laboratory Corp. of America Holdings (a)	40
1		Tenet Healthcare Corp. (a)	37
–	(h)	WellPoint, Inc.	28

			105

		Pharmaceuticals — 0.8%
1		Eli Lilly & Co.	55

JPMorgan U.S. Research Equity Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Short Positions — Continued
		Pharmaceuticals — Continued
2		Hospira, Inc. (a)	69

			124

		Total Health Care	486

		Industrials — 4.2%
		Aerospace & Defense — 1.2%
–	(h)	Boeing Co. (The)	33
1		Lockheed Martin Corp.	113
–	(h)	Raytheon Co.	38

			184

		Commercial Services & Supplies — 0.1%
1		ADT Corp. (The) (a)	20

		Electrical Equipment — 0.5%
1		Rockwell Automation, Inc.	85

		Industrial Conglomerates — 0.2%
–	(h)	Danaher Corp.	33

		Machinery — 1.1%
–	(h)	Caterpillar, Inc.	23
1		Dover Corp.	85
1		Illinois Tool Works, Inc.	51
–	(h)	Ingersoll-Rand plc, (Ireland)	16

			175

		Road & Rail — 0.8%
4		Heartland Express, Inc.	54
1		Knight Transportation, Inc.	24
2		Werner Enterprises, Inc.	39

			117

		Trading Companies & Distributors — 0.3%
1		Fastenal Co.	43

		Total Industrials	657

		Information Technology — 5.6%
		Computers & Peripherals — 0.1%
–	(h)	Seagate Technology plc, (Ireland)	20

		Internet Software & Services — 0.5%
2		AOL, Inc. (a)	75

		IT Services — 0.1%
–	(h)	Automatic Data Processing, Inc.	8
–	(h)	Leidos Holdings, Inc.	6
–	(h)	Paychex, Inc.	8
–	(h)	Science Applications International Corp. (a)	3

			25

		Semiconductors & Semiconductor Equipment — 4.1%
2		Analog Devices, Inc.	99
4		Intel Corp.	90
4		Linear Technology Corp.	149
3		Microchip Technology, Inc.	135
2		NVIDIA Corp.	32
8		Taiwan Semiconductor Manufacturing Co., Ltd., (Taiwan), ADR	137

			642

		Software — 0.8%
5		Electronic Arts, Inc. (a)	124

		Total Information Technology	886

		Materials — 3.5%
		Chemicals — 2.0%
1		Cabot Corp.	61
1		OM Group, Inc. (a)	48
1		Praxair, Inc.	122
1		Sigma-Aldrich Corp.	63
–	(h)	Valspar Corp. (The)	24

			318

		Construction Materials — 0.1%
–	(h)	Vulcan Materials Co.	7

		Containers & Packaging — 0.2%
–	(h)	Bemis Co., Inc.	15
1		MeadWestvaco Corp.	23

			38

		Metals & Mining — 1.2%
6		Cliffs Natural Resources, Inc.	114
1		Nucor Corp.	36
2		Vale S.A., (Brazil), ADR	34

			184

		Total Materials	547

		Utilities — 2.4%
		Electric Utilities — 1.5%
1		Entergy Corp.	53
3		FirstEnergy Corp.	111
2		Southern Co. (The)	74

			238

		Gas Utilities — 0.3%
1		ONEOK, Inc.	39

		Multi-Utilities — 0.6%
1		Consolidated Edison, Inc.	30
2		Public Service Enterprise Group, Inc.	61

JPMorgan U.S. Research Equity Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Short Positions — Continued
		Multi-Utilities — Continued
–	(h)	Wisconsin Energy Corp.	4

			95

		Total Utilities	372

		Total Short Positions (Proceeds $4,861)	$5,696

Percentages indicated are based on net assets.

JPMorgan U.S. Research Equity Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 09/30/13	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
2	E-mini S&P 500	12/20/13	$167	$—	(h)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.1%.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(j)	—	All or a portion of these securities are segregated for short sales.
(k)	—	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	—	The rate shown is the current yield as of September 30, 2013.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(n)	—	The rate shown is the effective yield at the date of purchase.

As of September 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,444
Aggregate gross unrealized depreciation	(190)

Net unrealized appreciation/depreciation	$4,254

Federal income tax cost of investments	$17,158

JPMorgan U.S. Research Equity Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices		Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$21,387		$25	$—	$21,412
Total Liabilities (b)	(5,696)		—	—	(5,696)
Depreciation in Other Financial Instruments
Futures Contracts	$—	(c)	$—	$—	$—	(c)

(a)	Portfolio holdings designated as Level 1 and Level 2 are disclosed individually on the SOI. Level 2 consists of a U.S. Treasury Bill that is held for futures collateral. Please refer to the SOI for industry specifics of portfolio holdings.
(b)	All portfolio holdings designated as Level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.
(c)	Amount rounds to less than $1,000.

There were no transfers between any levels during the period ended September 30, 2013.

JPMorgan U.S. Small Company Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 94.7%
Consumer Discretionary — 14.0%
	Auto Components — 2.3%
159	Dana Holding Corp.	3,634
221	Stoneridge, Inc. (a)	2,383
31	Tower International, Inc. (a)	612

		6,629

	Distributors — 0.1%
25	Stock Building Supply Holdings, Inc. (a)	330

	Diversified Consumer Services — 1.5%
9	Mac-Gray Corp.	131
27	Outerwall, Inc. (a)	1,365
19	Regis Corp.	285
62	Strayer Education, Inc.	2,582

		4,363

	Hotels, Restaurants & Leisure — 2.7%
6	Biglari Holdings, Inc. (a)	2,270
11	CEC Entertainment, Inc.	514
15	ClubCorp Holdings, Inc. (a)	234
19	Interval Leisure Group, Inc.	458
3	Jack in the Box, Inc. (a)	132
19	Red Robin Gourmet Burgers, Inc. (a)	1,358
99	Sonic Corp. (a)	1,757
78	Town Sports International Holdings, Inc.	1,010

		7,733

	Household Durables — 0.7%
17	CSS Industries, Inc.	413
23	Leggett & Platt, Inc.	681
29	Lifetime Brands, Inc.	447
5	NACCO Industries, Inc., Class A	255
6	WCI Communities, Inc. (a)	95
4	William Lyon Homes, Class A (a)	89

		1,980

	Internet & Catalog Retail — 0.8%
137	PetMed Express, Inc.	2,232

	Media — 1.6%
204	Digital Generation, Inc. (a)	2,639
13	Entercom Communications Corp., Class A (a)	111
76	Harte-Hanks, Inc.	675
22	Nexstar Broadcasting Group, Inc., Class A	961
10	Sinclair Broadcast Group, Inc., Class A	328

		4,714

	Multiline Retail — 0.8%
27	Bon-Ton Stores, Inc. (The)	282
27	Dillard’s, Inc., Class A	2,114

		2,396

	Specialty Retail — 2.9%
22	ANN, Inc. (a)	811
39	Brown Shoe Co., Inc.	915
54	Children’s Place Retail Stores, Inc. (The) (a)	3,096
34	Conn’s, Inc. (a)	1,682
12	Express, Inc. (a)	283
15	hhgregg, Inc. (a)	274
145	Office Depot, Inc. (a)	701
4	Rent-A-Center, Inc.	168
26	Stein Mart, Inc.	355
22	Trans World Entertainment Corp.	101

		8,386

	Textiles, Apparel & Luxury Goods — 0.6%
40	Iconix Brand Group, Inc. (a)	1,342
20	Unifi, Inc. (a)	458

		1,800

	Total Consumer Discretionary	40,563

Consumer Staples — 4.9%
	Food & Staples Retailing — 2.2%
3	Arden Group, Inc., Class A	350
955	Rite Aid Corp. (a)	4,546
34	Roundy’s, Inc.	291
144	SUPERVALU, Inc. (a)	1,187

		6,374

	Food Products — 1.0%
20	B&G Foods, Inc.	677
35	Chiquita Brands International, Inc. (a)	442
32	Pinnacle Foods, Inc.	839
11	Sanderson Farms, Inc.	711
7	Seneca Foods Corp., Class A (a)	196

		2,865

	Personal Products — 0.9%
4	Herbalife Ltd., (Cayman Islands)	265
35	Prestige Brands Holdings, Inc. (a)	1,045
14	USANA Health Sciences, Inc. (a)	1,181

		2,491

	Tobacco — 0.8%
46	Universal Corp.	2,332

	Total Consumer Staples	14,062

JPMorgan U.S. Small Company Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
Energy — 5.2%
	Energy Equipment & Services — 2.1%
81	Cal Dive International, Inc. (a)	165
9	Dawson Geophysical Co. (a)	282
66	Exterran Holdings, Inc. (a)	1,806
52	Helix Energy Solutions Group, Inc. (a)	1,314
5	Parker Drilling Co. (a)	26
28	SEACOR Holdings, Inc.	2,569

		6,162

	Oil, Gas & Consumable Fuels — 3.1%
5	Clayton Williams Energy, Inc. (a)	241
5	Contango Oil & Gas Co.	169
51	Delek U.S. Holdings, Inc.	1,065
81	EPL Oil & Gas, Inc. (a)	2,999
40	Equal Energy Ltd.	190
1	Isramco, Inc. (a)	64
42	PetroQuest Energy, Inc. (a)	166
32	REX American Resources Corp. (a)	975
27	Stone Energy Corp. (a)	866
22	Vaalco Energy, Inc. (a)	125
85	W&T Offshore, Inc.	1,513
18	Western Refining, Inc.	526
3	Westmoreland Coal Co. (a)	44

		8,943

	Total Energy	15,105

Financials — 19.8%
	Capital Markets — 1.1%
12	Arlington Asset Investment Corp., Class A	286
4	Artisan Partners Asset Management, Inc.	231
15	FBR & Co. (a)	410
7	Federated Investors, Inc., Class B	201
136	Investment Technology Group, Inc. (a)	2,144

		3,272

	Commercial Banks — 6.5%
12	1st Source Corp.	323
27	BancFirst Corp.	1,444
56	BancorpSouth, Inc.	1,115
12	Banner Corp.	458
19	BBCN Bancorp, Inc.	259
22	Cathay General Bancorp	505
72	Central Pacific Financial Corp.	1,274
8	Chemical Financial Corp.	221
5	Citizens & Northern Corp.	92
11	City Holding Co.	484
17	CoBiz Financial, Inc.	166
96	CVB Financial Corp.	1,302
154	First Commonwealth Financial Corp.	1,172
7	First Financial Bancorp	105
12	First Interstate Bancsystem, Inc.	283
7	First Merchants Corp.	113
36	FNB Corp.	433
6	Guaranty Bancorp	82
2	Home Federal Bancorp, Inc.	20
8	MainSource Financial Group, Inc.	128
10	MetroCorp Bancshares, Inc.	139
62	OFG Bancorp, (Puerto Rico)	1,002
8	OmniAmerican Bancorp, Inc. (a)	186
16	PacWest Bancorp	553
5	Sierra Bancorp	82
16	Simmons First National Corp., Class A	482
41	Southwest Bancorp, Inc. (a)	601
7	StellarOne Corp.	146
32	Suffolk Bancorp (a)	565
34	Susquehanna Bancshares, Inc.	424
6	SVB Financial Group (a)	518
57	TCF Financial Corp.	807
8	UMB Financial Corp.	413
91	Union First Market Bankshares Corp.	2,117
4	Webster Financial Corp.	112
17	West Bancorporation, Inc.	237
7	Westamerica Bancorporation	323
36	Wilshire Bancorp, Inc.	294

		18,980

	Consumer Finance — 1.4%
25	Nelnet, Inc., Class A	954
17	Portfolio Recovery Associates, Inc. (a)	1,013
23	World Acceptance Corp. (a)	2,059

		4,026

	Diversified Financial Services — 0.2%
28	Marlin Business Services Corp.	701

	Insurance — 2.4%
71	American Equity Investment Life Holding Co.	1,511
6	Aspen Insurance Holdings Ltd., (Bermuda)	218
99	CNO Financial Group, Inc.	1,430
6	Global Indemnity plc, (Ireland) (a)	140
11	Navigators Group, Inc. (The) (a)	647
24	Platinum Underwriters Holdings Ltd., (Bermuda)	1,404

JPMorgan U.S. Small Company Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	Insurance — Continued
13	Primerica, Inc.	528
20	ProAssurance Corp.	897
3	Stewart Information Services Corp.	86

		6,861

	Real Estate Investment Trusts (REITs) — 6.8%
97	Anworth Mortgage Asset Corp.	469
10	Ashford Hospitality Trust, Inc.	125
4	Associated Estates Realty Corp.	66
12	BioMed Realty Trust, Inc.	223
114	Capstead Mortgage Corp.	1,339
27	CBL & Associates Properties, Inc.	521
80	CoreSite Realty Corp.	2,705
7	Cousins Properties, Inc.	67
34	CYS Investments, Inc.	280
53	DCT Industrial Trust, Inc.	380
28	DiamondRock Hospitality Co.	302
12	EastGroup Properties, Inc.	710
16	EPR Properties	799
9	Equity Lifestyle Properties, Inc.	297
13	FelCor Lodging Trust, Inc. (a)	81
10	First Industrial Realty Trust, Inc.	156
24	Franklin Street Properties Corp.	306
14	Home Properties, Inc.	803
27	Hospitality Properties Trust	756
42	LTC Properties, Inc.	1,606
9	National Retail Properties, Inc.	296
28	Pennsylvania Real Estate Investment Trust	516
13	Post Properties, Inc.	603
49	Potlatch Corp.	1,960
4	PS Business Parks, Inc.	284
63	RAIT Financial Trust	446
49	Ramco-Gershenson Properties Trust	757
75	Redwood Trust, Inc.	1,473
12	Saul Centers, Inc.	532
33	Strategic Hotels & Resorts, Inc. (a)	284
8	Taubman Centers, Inc.	512

		19,654

	Real Estate Management & Development — 0.2%
20	Alexander & Baldwin, Inc. (a)	706

	Thrifts & Mortgage Finance — 1.2%
6	Astoria Financial Corp.	78
4	BankFinancial Corp.	39
17	Beneficial Mutual Bancorp, Inc. (a)	169
4	Capitol Federal Financial, Inc.	55
18	OceanFirst Financial Corp.	309
50	Ocwen Financial Corp. (a)	2,772

		3,422

	Total Financials	57,622

Health Care — 11.0%
	Biotechnology — 2.7%
16	Aegerion Pharmaceuticals, Inc. (a)	1,406
2	Agios Pharmaceuticals, Inc. (a)	61
26	Alnylam Pharmaceuticals, Inc. (a)	1,677
45	ChemoCentryx, Inc. (a)	248
27	Chimerix, Inc. (a)	600
22	FivePrime Therapeutics, Inc. (a)	286
5	Foundation Medicine, Inc. (a)	202
65	Merrimack Pharmaceuticals, Inc. (a)	246
51	Neurocrine Biosciences, Inc. (a)	581
48	NPS Pharmaceuticals, Inc. (a)	1,527
6	OncoMed Pharmaceuticals, Inc. (a)	84
7	Onconova Therapeutics, Inc. (a)	172
5	Ophthotech Corp. (a)	154
99	Orexigen Therapeutics, Inc. (a)	610
63	Trius Therapeutics, Inc. (a)	–

		7,854

	Health Care Equipment & Supplies — 2.8%
49	CONMED Corp.	1,679
7	Cyberonics, Inc. (a)	330
32	Greatbatch, Inc. (a)	1,086
55	Invacare Corp.	946
55	Medical Action Industries, Inc. (a)	363
22	NuVasive, Inc. (a)	534
18	PhotoMedex, Inc. (a)	286
123	SurModics, Inc. (a)	2,913

		8,137

	Health Care Providers & Services — 2.4%
63	Addus HomeCare Corp. (a)	1,834
36	Amedisys, Inc. (a)	625
12	Centene Corp. (a)	787
23	Cross Country Healthcare, Inc. (a)	137
65	Gentiva Health Services, Inc. (a)	778
13	HealthSouth Corp.	452
3	Magellan Health Services, Inc. (a)	198
38	Owens & Minor, Inc.	1,321
19	Providence Service Corp. (The) (a)	548

JPMorgan U.S. Small Company Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	Health Care Providers & Services — Continued
40	Select Medical Holdings Corp.	326

		7,006

	Health Care Technology — 0.6%
63	MedAssets, Inc. (a)	1,609

	Life Sciences Tools & Services — 0.1%
5	NanoString Technologies, Inc. (a)	54
7	PAREXEL International Corp. (a)	342

		396

	Pharmaceuticals — 2.4%
59	BioDelivery Sciences International, Inc. (a)	320
24	Cornerstone Therapeutics, Inc. (a)	221
65	Nektar Therapeutics (a)	678
21	Pacira Pharmaceuticals, Inc. (a)	996
64	Questcor Pharmaceuticals, Inc.	3,735
22	Repros Therapeutics, Inc. (a)	584
86	Sciclone Pharmaceuticals, Inc. (a)	436

		6,970

	Total Health Care	31,972

Industrials — 16.1%
	Aerospace & Defense — 2.5%
132	AAR Corp. (m)	3,610
243	Taser International, Inc. (a)	3,625

		7,235

	Air Freight & Logistics — 0.1%
6	Park-Ohio Holdings Corp. (a)	242

	Airlines — 1.5%
27	Alaska Air Group, Inc.	1,672
235	Republic Airways Holdings, Inc. (a)	2,799

		4,471

	Building Products — 0.6%
70	Gibraltar Industries, Inc. (a)	1,004
7	Nortek, Inc. (a)	447
8	Trex Co., Inc. (a)	376

		1,827

	Commercial Services & Supplies — 3.5%
229	ARC Document Solutions, Inc. (a) (m)	1,052
10	Consolidated Graphics, Inc. (a)	549
46	Courier Corp.	720
28	Deluxe Corp.	1,183
12	G&K Services, Inc., Class A	725
36	Intersections, Inc.	318
61	Quad/Graphics, Inc.	1,840
11	Steelcase, Inc., Class A	176
81	United Stationers, Inc.	3,523

		10,086

	Construction & Engineering — 1.1%
57	EMCOR Group, Inc.	2,223
10	MasTec, Inc. (a)	315
9	Michael Baker Corp.	352
36	Orion Marine Group, Inc. (a)	375

		3,265

	Electrical Equipment — 1.3%
16	Acuity Brands, Inc.	1,482
110	Coleman Cable, Inc.	2,326

		3,808

	Machinery — 2.3%
8	Alamo Group, Inc.	372
4	Ampco-Pittsburgh Corp.	68
41	Douglas Dynamics, Inc.	598
19	FreightCar America, Inc.	401
12	Hurco Cos., Inc.	318
6	Hyster-Yale Materials Handling, Inc.	511
25	Kadant, Inc.	837
27	Mueller Industries, Inc.	1,486
20	Standex International Corp.	1,182
2	Watts Water Technologies, Inc., Class A	90
70	Xerium Technologies, Inc. (a)	810

		6,673

	Professional Services — 1.2%
41	Barrett Business Services, Inc.	2,763
13	VSE Corp.	615

		3,378

	Road & Rail — 1.5%
19	Arkansas Best Corp.	490
8	Celadon Group, Inc.	142
12	Con-way, Inc.	517
27	Heartland Express, Inc.	387
70	Saia, Inc. (a)	2,183
33	Swift Transportation Co. (a)	660

		4,379

	Trading Companies & Distributors — 0.5%
27	Aircastle Ltd.	475
20	Applied Industrial Technologies, Inc.	1,025

		1,500

	Total Industrials	46,864

JPMorgan U.S. Small Company Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
Information Technology — 15.5%
	Communications Equipment — 2.9%
40	ARRIS Group, Inc. (a)	684
40	Aviat Networks, Inc. (a)	103
76	Comtech Telecommunications Corp.	1,853
70	Harmonic, Inc. (a)	538
72	InterDigital, Inc.	2,699
72	Ubiquiti Networks, Inc.	2,418

		8,295

	Computers & Peripherals — 0.3%
75	Avid Technology, Inc. (a)	452
15	QLogic Corp. (a)	167
16	Violin Memory, Inc. (a)	116

		735

	Electronic Equipment, Instruments & Components — 1.8%
31	Aeroflex Holding Corp. (a)	216
98	Benchmark Electronics, Inc. (a)	2,242
19	Checkpoint Systems, Inc. (a)	314
25	Coherent, Inc.	1,542
37	Newport Corp. (a)	580
9	TTM Technologies, Inc. (a)	85
27	Vishay Intertechnology, Inc. (a)	352

		5,331

	Internet Software & Services — 2.0%
110	Digital River, Inc. (a)	1,966
82	Millennial Media, Inc. (a)	579
257	Monster Worldwide, Inc. (a)	1,137
60	QuinStreet, Inc. (a)	567
56	Tremor Video, Inc. (a)	513
36	WebMD Health Corp. (a)	1,030
4	Xoom Corp. (a)	140

		5,932

	IT Services — 1.7%
27	CACI International, Inc., Class A (a)	1,866
55	CSG Systems International, Inc.	1,380
8	EVERTEC, Inc., (Puerto Rico)	169
16	Heartland Payment Systems, Inc.	652
12	Unisys Corp. (a)	300
13	Vantiv, Inc., Class A (a)	352
13	VeriFone Systems, Inc. (a)	303

		5,022

	Semiconductors & Semiconductor Equipment — 3.3%
35	Advanced Energy Industries, Inc. (a)	610
19	DSP Group, Inc. (a)	132
19	First Solar, Inc. (a)	748
183	LSI Corp.	1,432
18	Micrel, Inc.	161
79	Photronics, Inc. (a)	622
348	PLX Technology, Inc. (a)	2,097
87	PMC-Sierra, Inc. (a)	578
57	RF Micro Devices, Inc. (a)	318
39	SunPower Corp. (a)	1,028
133	TriQuint Semiconductor, Inc. (a)	1,083
90	Ultra Clean Holdings, Inc. (a)	624

		9,433

	Software — 3.5%
57	Aspen Technology, Inc. (a)	1,963
12	Fair Isaac Corp.	663
9	FireEye, Inc. (a)	361
42	Manhattan Associates, Inc. (a)	3,980
30	Monotype Imaging Holdings, Inc.	868
39	Pegasystems, Inc.	1,565
9	QAD, Inc., Class A	119
43	Telenav, Inc. (a)	250
17	TIBCO Software, Inc. (a)	440

		10,209

	Total Information Technology	44,957

Materials — 4.3%
	Chemicals — 1.8%
71	Minerals Technologies, Inc.	3,515
28	OM Group, Inc. (a)	960
27	Tredegar Corp.	694

		5,169

	Construction Materials — 0.2%
58	Headwaters, Inc. (a)	519

	Containers & Packaging — 0.7%
165	Graphic Packaging Holding Co. (a)	1,411
30	Myers Industries, Inc.	603

		2,014

	Metals & Mining — 0.8%
22	Coeur Mining, Inc. (a)	270
58	Worthington Industries, Inc.	2,011

		2,281

	Paper & Forest Products — 0.8%
6	Domtar Corp., (Canada)	476
49	PH Glatfelter Co.	1,337

JPMorgan U.S. Small Company Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	Paper & Forest Products — Continued
48	Resolute Forest Products, Inc., (Canada) (a)	639

		2,452

	Total Materials	12,435

Telecommunication Services — 1.0%
	Diversified Telecommunication Services — 1.0%
30	Fairpoint Communications, Inc. (a)	286
119	Inteliquent, Inc.	1,150
111	magicJack VocalTec Ltd., (Israel) (a)	1,425

		2,861

	Wireless Telecommunication Services — 0.0% (g)
3	NTELOS Holdings Corp.	62
4	RingCentral, Inc., Class A (a)	74

		136

	Total Telecommunication Services	2,997

Utilities — 2.9%
	Electric Utilities — 1.2%
27	El Paso Electric Co.	892
22	PNM Resources, Inc.	489
53	Portland General Electric Co.	1,502
12	UNS Energy Corp.	559

		3,442

	Gas Utilities — 0.8%
11	AGL Resources, Inc. (m)	518
15	Laclede Group, Inc. (The)	689
16	Piedmont Natural Gas Co., Inc.	529
12	Southwest Gas Corp.	600

		2,336

	Independent Power Producers & Energy Traders — 0.1%
11	Pattern Energy Group, Inc. (a)	260

	Multi-Utilities — 0.8%
55	NorthWestern Corp.	2,488

	Total Utilities	8,526

	Total Common Stocks (Cost $232,629)	275,103

PRINCIPAL AMOUNT($)
U.S. Treasury Obligation — 0.0% (g)
165	U.S. Treasury Note, 0.250%, 11/30/13 (m) (Cost $165)	165

SHARES
Short-Term Investment — 3.3%
	Investment Company — 3.3%
9,459	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (m) (Cost $9,459)	9,459

	Total Investments — 98.0% (Cost $242,253)	284,727
	Other Assets in Excess of Liabilities — 2.0%	5,713

	NET ASSETS — 100.0%	$290,440

Percentages indicated are based on net assets.

JPMorgan U.S. Small Company Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 09/30/13	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
120	E-mini Russell 2000	12/20/13	$12,857	$146

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.1%.
(l)	—	The rate shown is the current yield as of September 30, 2013.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of September 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$46,030
Aggregate gross unrealized depreciation	(3,556)

Net unrealized appreciation/depreciation	$42,474

Federal income tax cost of investments	$242,253

JPMorgan U.S. Small Company Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by industry as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Consumer Discretionary	$40,563	$—	$—		$40,563
Consumer Staples	14,062	—	—		14,062
Energy	15,105	—	—		15,105
Financials	57,622	—	—		57,622
Health Care	31,972	—	—	(a)	31,972
Industrials	46,864	—	—		46,864
Information Technology	44,957	—	—		44,957
Materials	12,435	—	—		12,435
Telecommunication Services	2,997	—	—		2,997
Utilities	8,526	—	—		8,526

Total Common Stocks	275,103	—	—	(a)	275,103

Debt Securities
U.S. Treasury Obligation	$—	$165	$—		$165
Short-Term Investment
Investment Company	9,459	—	—		9,459

Total Investments in Securities	$284,562	$165	$—		$284,727

Appreciation in Other Financial Instruments
Futures Contracts	$146	$—	$—		$146

(a)	Value is zero.

There were no transfers between Levels 1 and 2 during the period ended September 30, 2013.

JPMorgan Value Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 95.7%
Consumer Discretionary — 15.4%
	Distributors — 0.9%
495	Genuine Parts Co.	40,049

	Hotels, Restaurants & Leisure — 1.5%
436	Brinker International, Inc.	17,683
803	ClubCorp Holdings, Inc. (a)	12,305
800	Marriott International, Inc., Class A	33,661

		63,649

	Household Durables — 0.5%
1,032	Brookfield Residential Properties, Inc., (Canada) (a)	23,764

	Internet & Catalog Retail — 0.9%
756	Expedia, Inc.	39,132

	Media — 4.1%
567	CBS Corp. (Non-Voting), Class B	31,292
1,020	Clear Channel Outdoor Holdings, Inc., Class A (a)	8,360
589	DIRECTV (a)	35,217
1,123	DISH Network Corp., Class A	50,560
1,177	Entercom Communications Corp., Class A (a)	10,331
407	Time Warner Cable, Inc.	45,399

		181,159

	Multiline Retail — 1.5%
1,259	Kohl’s Corp.	65,133

	Specialty Retail — 5.2%
162	AutoZone, Inc. (a)	68,660
710	Bed Bath & Beyond, Inc. (a)	54,925
831	Gap, Inc. (The)	33,477
278	Home Depot, Inc. (The)	21,095
622	PetSmart, Inc.	47,398

		225,555

	Textiles, Apparel & Luxury Goods — 0.8%
549	Hanesbrands, Inc.	34,221

	Total Consumer Discretionary	672,662

Consumer Staples — 6.2%
	Beverages — 2.1%
354	Diageo plc, (United Kingdom), ADR	45,024
1,017	Dr. Pepper Snapple Group, Inc.	45,576

		90,600

	Food & Staples Retailing — 2.3%
1,094	Walgreen Co.	58,836
557	Wal-Mart Stores, Inc.	41,181

		100,017

	Food Products — 0.2%
161	TreeHouse Foods, Inc. (a)	10,732

	Household Products — 1.6%
937	Procter & Gamble Co. (The)	70,835

	Total Consumer Staples	272,184

Energy — 9.3%
	Oil, Gas & Consumable Fuels — 9.3%
1,076	Devon Energy Corp.	62,144
311	Energen Corp.	23,719
2,151	Exxon Mobil Corp.	185,038
890	NuStar GP Holdings LLC	19,963
1,057	PBF Energy, Inc.	23,740
468	Phillips 66	27,083
989	QEP Resources, Inc.	27,385
462	Southwestern Energy Co. (a)	16,793
488	Teekay Corp., (Bermuda)	20,853

	Total Energy	406,718

	Financials — 31.6%
	Capital Markets — 3.7%
325	Ameriprise Financial, Inc.	29,583
1,102	Invesco Ltd.	35,144
1,253	Legg Mason, Inc.	41,887
676	Northern Trust Corp.	36,769
240	T. Rowe Price Group, Inc.	17,285

		160,668

	Commercial Banks — 8.2%
539	First Republic Bank	25,128
348	M&T Bank Corp.	38,920
727	National Bank Holdings Corp., Class A	14,925
571	PNC Financial Services Group, Inc. (The)	41,398
1,252	SunTrust Banks, Inc.	40,593
1,395	U.S. Bancorp	51,029
3,512	Wells Fargo & Co.	145,099

		357,092

	Consumer Finance — 2.0%
1,283	Capital One Financial Corp.	88,221

	Diversified Financial Services — 3.0%
5,445	Bank of America Corp.	75,145
1,113	Citigroup, Inc.	54,003

		129,148

	Insurance — 11.0%
360	Aflac, Inc.	22,316
68	Alleghany Corp. (a)	27,878

JPMorgan Value Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
		Insurance — Continued
166		Allied World Assurance Co. Holdings AG, (Switzerland)	16,509
1,270		American International Group, Inc.	61,750
–	(h)	Berkshire Hathaway, Inc., Class A (a)	32,378
1,094		Hartford Financial Services Group, Inc.	34,052
1,818		Loews Corp.	84,955
786		Marsh & McLennan Cos., Inc.	34,226
1,519		Old Republic International Corp.	23,396
567		Prudential Financial, Inc.	44,199
526		Travelers Cos., Inc. (The)	44,597
1,213		Unum Group	36,933
445		W.R. Berkley Corp.	19,077

			482,266

		Real Estate Investment Trusts (REITs) — 3.0%
674		American Homes 4 Rent, Class A (a)	10,882
1,105		American Residential Properties, Inc. (a)	19,450
2,444		Annaly Capital Management, Inc.	28,297
887		Excel Trust, Inc.	10,648
682		Rayonier, Inc.	37,931
902		Starwood Property Trust, Inc.	21,621

			128,829

		Real Estate Management & Development — 0.3%
379		Brookfield Asset Management, Inc.,
		(Canada), Class A	14,178

		Thrifts & Mortgage Finance — 0.4%
2,084		Hudson City Bancorp, Inc.	18,857

		Total Financials	1,379,259

Health Care — 10.6%
		Health Care Equipment & Supplies — 0.8%
594		Covidien plc, (Ireland)	36,186

		Health Care Providers & Services — 2.0%
355		Humana, Inc.	33,123
265		McKesson Corp.	33,961
374		National Healthcare Corp.	17,657

			84,741

		Pharmaceuticals — 7.8%
203		AbbVie, Inc.	9,094
998		Bristol-Myers Squibb Co.	46,205
972		Johnson & Johnson	84,271
1,390		Merck & Co., Inc.	66,168
3,579		Pfizer, Inc.	102,762
322		Valeant Pharmaceuticals International, Inc. (a)	33,636

			342,136

		Total Health Care	463,063

Industrials — 5.3%
		Aerospace & Defense — 1.4%
546		United Technologies Corp.	58,848

		Industrial Conglomerates — 1.1%
656		Carlisle Cos., Inc.	46,112

		Machinery — 1.9%
662		Dover Corp.	59,450
316		Illinois Tool Works, Inc.	24,109

			83,559

		Professional Services — 0.9%
687		Equifax, Inc.	41,099

		Total Industrials	229,618

Information Technology — 6.0%
		Communications Equipment — 2.4%
2,990		Cisco Systems, Inc.	70,028
512		QUALCOMM, Inc.	34,458

			104,486

		Computers & Peripherals — 0.8%
1,690		Hewlett-Packard Co.	35,456

		Semiconductors & Semiconductor Equipment — 2.1%
813		Analog Devices, Inc.	38,242
379		KLA-Tencor Corp.	23,032
683		Texas Instruments, Inc.	27,500

			88,774

		Software — 0.7%
940		Microsoft Corp.	31,321

		Total Information Technology	260,037

Materials — 3.1%
		Chemicals — 0.8%
561		Albemarle Corp.	35,322

		Construction Materials — 0.8%
334		Martin Marietta Materials, Inc.	32,759

		Containers & Packaging — 0.9%
476		Ball Corp.	21,358
199		Rock Tenn Co., Class A	20,133

			41,491

JPMorgan Value Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	Metals & Mining — 0.6%
340	Compass Minerals International, Inc.	25,932

	Total Materials	135,504

Telecommunication Services — 1.6%
	Diversified Telecommunication Services — 0.5%
642	AT&T, Inc.	21,696

	Wireless Telecommunication Services — 1.1%
1,330	Vodafone Group plc, (United Kingdom), ADR	46,783

	Total Telecommunication Services	68,479

Utilities — 6.6%
	Electric Utilities — 4.2%
620	Duke Energy Corp.	41,370
460	Edison International	21,185
509	NextEra Energy, Inc.	40,801
665	Northeast Utilities	27,415
595	Southern Co. (The)	24,519
1,030	Xcel Energy, Inc.	28,430

		183,720

	Gas Utilities — 0.3%
299	Atmos Energy Corp.	12,729

	Multi-Utilities — 2.1%
1,686	CenterPoint Energy, Inc.	40,413
611	Sempra Energy	52,276

		92,689

	Total Utilities	289,138

	Total Common Stocks (Cost $3,550,040)	4,176,662

Short-Term Investment — 4.8%
	Investment Company — 4.8%
209,908	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (m) (Cost $209,908)	209,908

	Total Investments — 100.5% (Cost $3,759,948)	4,386,570
	Liabilities in Excess of Other Assets — (0.5)%	(20,228)

	NET ASSETS — 100.0%	$4,366,342

Percentages indicated are based on net assets.

JPMorgan Value Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

ADR	—	American Depositary Receipt

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(l)	—	The rate shown is the current yield as of September 30, 2013.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of September 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$652,383
Aggregate gross unrealized depreciation	(25,761)

Net unrealized appreciation/depreciation	$626,622

Federal income tax cost of investments	$3,759,948

JPMorgan Value Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$4,386,570	$—	$—	$4,386,570

(a)	All portfolio holdings designated as Level 1 are disclosed individually in the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers between any levels during the period ended September 30, 2013.

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust I

By:	/s/ Robert L. Young
Robert L. Young
President and Principal Executive Officer
November 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert L. Young
Robert L. Young
President and Principal Executive Officer
November 26, 2013

By:	/s/ Joy C. Dowd
Joy C. Dowd
Treasurer and Principal Financial Officer
November 26, 2013